              As filed with the Securities and Exchange Commission.

                                                      '33 Act File No. 033-89560
================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                REGISTRATION STATEMENT UNDER THE SECURITIES |X|
                                   ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 15

                                       and

                        REGISTRATION STATEMENT UNDER THE

                       INVESTMENT COMPANY ACT OF 1940 | |

                         NATIONWIDE VARIABLE ACCOUNT - 7
            (FORMERLY, NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT)
                           (EXACT NAME OF REGISTRANT)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43216-6609
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

 PATRICIA R. HATLER, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43216-6609
                     (Name and Address of Agent for Service)

This Post-Effective Amendment amends the Registration Statement with respect to the Prospectus, Statement of Additional Information, the Financial Statements and Part C.

It is proposed that this filing will become effective (check appropriate space):
| | immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2002 pursuant to paragraph (b) of Rule 485

| | 60 days after filing pursuant to paragraph (a) of Rule 485
| | on (date) pursuant to paragraph (a) of Rule 485
If appropriate, check the following box:
| | this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                        NATIONWIDE VARIABLE ACCOUNT - 7
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

Caption in Prospectus and Statement of Additional Information and Other Information

N-4 ITEM                                                                                                 CAPTION
PART A     INFORMATION REQUIRED IN A PROSPECTUS
Item 1.    Cover Page.................................................................................Cover Page
Item 2.    Definitions.................................................................Glossary of Special Terms
Item 3.    Synopsis or Highlights......................................................Synopsis of the Contracts
Item 4.    Condensed Financial Information.......................................Condensed Financial Information
Item 5.    General Description of Registrant, Depositor, and Portfolio
                Companies ..........................Nationwide Life Insurance Company; Investing in the Contract
Item 6.    Deductions and Expenses.................................................Standard Charges & Deductions
Item 7.    General Description of Variable
           Annuity Contracts.......................................Contract Ownership; Operation of the Contract
Item 8.    Annuity Period...............................................................Annuitizing the Contract
Item 9.    Death Benefit..........................................................................Death Benefits
Item 10.   Purchases and Contract Value................................................Operation of the Contract
Item 11.   Redemptions...................................................................Surrender (Redemption)
Item 12.   Taxes  ....................................................................Federal Tax Considerations
Item 13.   Legal Proceedings...................................................................Legal Proceedings
Item 14.   Table of Contents of the Statement of Additional
                Information.........................Table of Contents of the Statement of Additional Information

PART B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
Item 15.   Cover Page.................................................................................Cover Page
Item 16.   Table of Contents...................................................................Table of Contents
Item 17.   General Information and History.......................................General Information and History
Item 18.   Services.....................................................................................Services
Item 19.   Purchase of Securities Being Offered.............................Purchase of Securities Being Offered
Item 20.   Underwriters.............................................................................Underwriters
Item 21.   Calculation of Performance Information.........................Calculation of Performance Information
Item 22.   Annuity Payments.....................................................................Annuity Payments
Item 23.   Financial Statements.............................................................Financial Statements

PART C     OTHER INFORMATION

Item 24.   Financial Statements and Exhibits.............................................................Item 24
Item 25.   Directors and Officers of the Depositor.......................................................Item 25
Item 26.   Persons Controlled by or Under Common Control with
                the Depositor or Registrant..............................................................Item 26
Item 27.   Number of Contract Owners.....................................................................Item 27
Item 28.   Indemnification...............................................................................Item 28
Item 29.   Principal Underwriter.........................................................................Item 29
Item 30.   Location of Accounts and Records..............................................................Item 30
Item 31.   Management Services...........................................................................Item 31
Item 32.   Undertakings..................................................................................Item 32

                        NATIONWIDE LIFE INSURANCE COMPANY

           Modified Single Premium Deferred Variable Annuity Contracts

Issued by Nationwide Life Insurance Company through its Nationwide Variable
                                  Account - 7


                   The date of this prospectus is May 1, 2002.



Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.



THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD UNDERSTAND ABOUT THE CONTRACTS BEFORE INVESTING - THE ANNUITY CONTRACT IS THE LEGALLY BINDING INSTRUMENT GOVERNING THE RELATIONSHIP BETWEEN YOU AND NATIONWIDE SHOULD YOU CHOOSE TO INVEST. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.



Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.



The following is a list of the underlying mutual funds available under the contract. The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds listed below are available in every state.


AIM VARIABLE INSURANCE FUNDS

-     AIM V.I. Basic Value Fund: Series II Shares
-     AIM V.I. Capital Appreciation Fund: Series II Shares


- AIM V.I. International Growth Fund: Series II Shares (formerly, AIM V.I. International Equity Fund: Series II Shares)
-     AIM V.I. Premier Equity Fund: Series II Shares (formerly, AIM V.I. Value
      Fund: Series II Shares)


ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

-     AllianceBernstein International Value Portfolio: Class B
-     AllianceBernstein Small Cap Value Portfolio: Class B
-     Growth and Income Portfolio: Class B
-     Premier Growth Portfolio: Class B

FEDERATED INSURANCE SERIES


-     Federated American Leaders Fund II: Service Shares
-     Federated Capital Appreciation Fund II: Service Shares
-     Federated High Income Bond Fund II: Service Shares*
-     Federated Quality Bond Fund II: Service Shares


FIDELITY VARIABLE INSURANCE PRODUCTS FUND

-     VIP Equity-Income Portfolio: Service Class 2
-     VIP Growth Portfolio: Service Class 2
-     VIP High Income Portfolio: Service Class 2*
-     VIP Overseas Portfolio: Service Class 2

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

-     VIP II Contrafund(R) Portfolio: Service Class 2

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
-        VIP III Aggressive Growth Portfolio: Service Class 2
-        VIP III Dynamic Capital Appreciation Portfolio: Service Class 2
-        VIP III Growth & Income Portfolio: Service Class 2
-        VIP III Mid Cap Portfolio: Service Class 2
-        VIP III Value Strategies Portfolio: Service Class 2

GARTMORE VARIABLE INSURANCE TRUST ("GVIT")
-        Dreyfus GVIT Mid Cap Index Fund: Class II
-        Gartmore GVIT Emerging Markets Fund: Class II
-        Gartmore GVIT Government Bond Fund: Class I

-     Gartmore GVIT Investor Destinations Funds
      -     Gartmore GVIT Investor Destinations Conservative Fund
      -     Gartmore GVIT Investor Destinations Moderately Conservative Fund
      -     Gartmore GVIT Investor Destinations Moderate Fund
      -     Gartmore GVIT Investor Destinations Moderately Aggressive Fund
      -     Gartmore GVIT Investor Destinations Aggressive Fund
-     Gartmore GVIT Money Market Fund: Class I

- GVIT Small Cap Growth Fund: Class II (subadvisers: Neuberger Berman LLC and Waddell & Reed Investment Management Company)
-     GVIT Small Cap Value Fund: Class II (subadviser: The Dreyfus Coporation)
- GVIT Small Company Fund: Class II (subadvisers: The Dreyfus Corporation, Neuberger Berman LLC, Strong Capital Management, Inc., Waddell & Reed Investment Management Company and Gartmore Global Partners)


MFS(R) VARIABLE INSURANCE TRUST

-     MFS Investors Growth Stock Series: Service Class
-     MFS Mid Cap Growth Series: Service Class
-     MFS New Discovery Series: Service Class
-     MFS Value Series: Service Class

OPPENHEIMER VARIABLE ACCOUNT FUNDS

-     Oppenheimer Capital Appreciation Fund/VA: Service Class
-     Oppenheimer Global Securities Fund/VA: Service Class
-     Oppenheimer Main Street Growth & Income Fund/VA: Service Class
-     Oppenheimer Strategic Bond Fund/VA: Service Class

VAN KAMPEN LIFE INVESTMENT TRUST

-     Comstock Portfolio: Class II
-     Emerging Growth Portfolio: Class II

In addition to the underlying mutual funds listed above, the following underlying mutual funds are available for contracts issued on or after May 1, 2000 and before February 14, 2002:

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

-     VIP Money Market Portfolio: Initial Class
-     VIP Value Portfolio: Service Class 2

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

-     VIP II Asset Manager Portfolio: Service Class 2
-     VIP II Asset Manager: Growth Portfolio: Service Class 2

-     VIP II Investment Grade Bond Portfolio: Initial Class
-     VIP II Index 500 Portfolio: Initial Class


FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

-     VIP III Balanced Portfolio: Service Class 2
-     VIP III Growth Opportunities Portfolio: Service Class 2

The following underlying mutual funds are available for contracts issued prior to May 1, 2000:

AIM VARIABLE INSURANCE FUNDS

-     AIM V.I. Basic Value Fund: Series II Shares
-     AIM V.I. Capital Appreciation Fund: Series II Shares

- AIM V.I. International Growth Fund: Series II Shares (formerly, AIM V.I. International Equity Fund: Series II Shares)
-     AIM V.I. Premier Equity Fund: Series II Shares (formerly, AIM V.I. Value
      Fund: Series II Shares)


ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

-     AllianceBernstein International Value Portfolio: Class B
-     AllianceBernstein Small Cap Value Portfolio: Class B
-     Growth and Income Portfolio: Class B
-     Premier Growth Portfolio: Class B

FEDERATED INSURANCE SERIES


-     Federated American Leaders Fund II: Service Shares
-     Federated Capital Appreciation Fund II: Service Shares
-     Federated High Income Bond Fund II: Service Shares*
-     Federated Quality Bond Fund II: Service Shares


FIDELITY VARIABLE INSURANCE PRODUCTS FUND

-     VIP Equity-Income Portfolio: Service Class
-     VIP Growth Portfolio: Service Class
-     VIP High Income Portfolio: Service Class*
-     VIP Money Market Portfolio: Initial Class
-     VIP Overseas Portfolio: Service Class
-     VIP Value Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

-     VIP II Asset Manager Portfolio: Service Class
-     VIP II Asset Manager: Growth Portfolio: Service Class
-     VIP II Contrafund(R) Portfolio: Service Class

-     VIP II Investment Grade Bond Portfolio: Initial Class
-     VIP II Index 500 Portfolio: Initial Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

-     VIP III Aggressive Growth Portfolio: Service Class
-     VIP III Balanced Portfolio: Service Class
-     VIP III Dynamic Capital Appreciation Portfolio: Service Class
-     VIP III Growth & Income Portfolio: Service Class
-     VIP III Growth Opportunities Portfolio: Service Class
-     VIP III Mid Cap Portfolio: Service Class

-     VIP III Value Strategies Portfolio: Service Class 2


GARTMORE VARIABLE INSURANCE TRUST


-     Dreyfus GVIT Mid Cap Index Fund: Class II

-     Gartmore GVIT Emerging Markets Fund: Class II
-     Gartmore GVIT Government Bond Fund: Class I
-     Gartmore GVIT Investor Destinations Funds
      -     Gartmore GVIT Investor Destinations Conservative Fund
      -     Gartmore GVIT Investor Destinations Moderately Conservative Fund
      -     Gartmore GVIT Investor Destinations Moderate Fund
      -     Gartmore GVIT Investor Destinations Moderately Aggressive Fund
      -     Gartmore GVIT Investor Destinations Aggressive Fund
-     Gartmore GVIT Money Market Fund: Class I

- GVIT Small Cap Growth Fund: Class II (subadvisers: Neuberger Berman LLC and Waddell & Reed Investment Management Company)
-     GVIT Small Cap Value Fund: Class II (subadviser: The Dreyfus Coporation)
- GVIT Small Company Fund: Class II (subadvisers: The Dreyfus Corporation, Neuberger Berman LLC, Strong Capital Management, Inc., Waddell & Reed Investment Management Company and Gartmore Global Partners)


MFS(R) VARIABLE INSURANCE TRUST

-     MFS Investors Growth Stock Series: Service Class
-     MFS Mid Cap Growth Series: Service Class
-     MFS New Discovery Series: Service Class
-     MFS Value Series: Service Class

OPPENHEIMER VARIABLE ACCOUNT FUNDS

-     Oppenheimer Capital Appreciation Fund/VA: Service Class
-     Oppenheimer Global Securities Fund/VA: Service Class
-     Oppenheimer Main Street Growth & Income Fund/VA: Service Class
-     Oppenheimer Strategic Bond Fund/VA: Service Class

VAN KAMPEN LIFE INVESTMENT TRUST

-     Comstock Portfolio: Class II
-     Emerging Growth Portfolio: Class II

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account - 7 ("variable account") may be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific information).


The Statement of Additional Information (dated May 1, 2002,) which contains additional information about the contracts and the variable account, including the Condensed Financial Information for the various variable account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. (The Condensed Financial Information for the minimum and maximum variable account charges is available in Appendix B of this prospectus.) The table of contents for the Statement of Additional Information is on page 66.


For general information or to obtain FREE copies of the:

      -     Statement of Additional Information;
      - prospectus, annual report or semi-annual report for any underlying mutual fund;
      -     prospectus for the Guaranteed Term Options;
      -     required Nationwide forms; or
      -     Nationwide's privacy statement,

call: 1-800-848-6331
      1-800-238-3035 (TDD)

or write:


       NATIONWIDE LIFE INSURANCE COMPANY
       ONE NATIONWIDE PLAZA, RR1-04-F4
       COLUMBUS, OHIO 43215


The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                             www.sec.gov

Information about this and other Best of America products can be found at:

                                             www.bestofamerica.com

THIS ANNUITY:

-     IS NOT A BANK DEPOSIT
-     IS NOT FDIC INSURED
-     IS NOT INSURED OR ENDORSED BY A BANK OR ANY FEDERAL GOVERNMENT AGENCY
-     IS NOT AVAILABLE IN EVERY STATE
-     MAY GO DOWN IN VALUE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate the variable annuity payments.

CONTRACT VALUE- The total value of all accumulation units in a contract plus any amount held in the fixed account and any amount held under Guaranteed Term Options.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

INVESTMENT-ONLY CONTRACT- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

QUALIFIED PLAN- A retirement plan that receives favorable tax treatment under
Section 401 of the Internal Revenue Code, including Investment-only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SIMPLE IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account - 7, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS...................................
SUMMARY OF STANDARD CONTRACT EXPENSES.......................
ADDITIONAL CONTRACT OPTIONS.................................
SUMMARY OF ADDITIONAL CONTRACT OPTIONS......................
CONTRACTS ISSUED ON OR AFTER MAY 1, 2000 -
     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
CONTRACTS ISSUED PRIOR TO MAY 1, 2000 -
     UNDERLYING MUTUAL FUND ANNUAL EXPENSES.................
EXAMPLE FOR CONTRACTS ISSUED ON OR AFTER
     MAY 1, 2000............................................
EXAMPLE FOR CONTRACTS ISSUED PRIOR TO
     MAY 1, 2000............................................
SYNOPSIS OF THE CONTRACTS...................................
FINANCIAL STATEMENTS........................................
CONDENSED FINANCIAL INFORMATION.............................
NATIONWIDE LIFE INSURANCE COMPANY...........................
NATIONWIDE INVESTMENT SERVICES CORPORATION..................
TYPES OF CONTRACTS..........................................
     Charitable Remainder Trusts
     Individual Retirement Annuities ("IRAs")
     Investment-only Contracts (Qualified Plans)
     Non-Qualified Contracts
     Roth IRAs
     Simple IRAs
     Simplified Employee Pension IRAs ("SEP IRAs")
     Tax Sheltered Annuities

INVESTING IN THE CONTRACT...................................
     The Variable Account and Underlying Mutual Funds
     Guaranteed Term Options
     The Fixed Account

STANDARD CHARGES AND DEDUCTIONS.............................
     Mortality and Expense Risk Charge
     Contingent Deferred Sales Charge
     Premium Taxes
     Short-Term Trading Fees

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS..........
     Reduced Purchase Payment Option
     CDSC Options and Charges
     Death Benefit Options
     Guaranteed Minimum Income Benefit Options
     Extra Value Option
     Beneficiary Protector Option

CONTRACT OWNERSHIP..........................................
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT...................................
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfers After Annuitization
     Transfer Requests

RIGHT TO REVOKE.............................................

SURRENDER (REDEMPTION)......................................
     Partial Surrenders (Partial Redemptions)
          Full Surrenders (Full Redemptions)
     Surrenders Under a Tax Sheltered Annuity
     Surrenders Under a Texas Optional Retirement Program or
          a Louisiana Optional Retirement Plan

LOAN PRIVILEGE..............................................
     Minimum & Maximum Loan Amounts
     Maximum Loan Processing Fee
     How Loan Requests are Processed
     Loan Interest
     Loan Repayment
     Distributions & Annuity Payments
     Transferring the Contract
     Grace Period & Loan Default

ASSIGNMENT..................................................

CONTRACT OWNER SERVICES.....................................
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE...................................

ANNUITIZING THE CONTRACT....................................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Guaranteed Minimum Income Benefit Options
     Annuity Payment Options

DEATH BENEFITS..............................................
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment

REQUIRED DISTRIBUTIONS......................................
     Required Distributions - General Information
     Required Distributions for Non-Qualified Contracts
     Required Distributions for Tax Sheltered Annuities,
        Individual Retirement Annuities, SEP IRAs,
        Simple IRAs and Roth IRAs

FEDERAL TAX CONSIDERATIONS..................................
     Federal Income Taxes
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift, and Generation Skipping Transfer Taxes
     Charge for Tax
     Diversification
     Tax Changes

STATEMENTS AND REPORTS......................................

LEGAL PROCEEDINGS...........................................

ADVERTISING ................................................

SUB-ACCOUNT PERFORMANCE SUMMARY FOR CONTRACTS
     ISSUED ON OR AFTER MAY 1, 2000

SUB-ACCOUNT PERFORMANCE SUMMARY FOR CONTRACTS
     ISSUED PRIOR TO MAY 1, 2000

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS..........

APPENDIX B: CONDENSED FINANCIAL INFORMATION.................

SUMMARY OF STANDARD CONTRACT EXPENSES

The expenses listed below are charged to all contracts unless:

      -     the contract owner meets an available exception under the contract;
            or

      - a contract owner has replaced a standard benefit with an available option for an additional charge.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage of
purchase payments surrendered).........................         7%(1)

Range of CDSC over time:

NUMBER OF COMPLETED YEARS FROM            CDSC
   DATE OF PURCHASE PAYMENT            PERCENTAGE
               0                           7%

               1                           7%

               2                           6%

               3                           5%

               4                           4%

               5                           3%
               6                           2%

               7                           0%

(1) Each contract year, the contract owner may withdraw without a CDSC the greater of:

      a) 10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver); or

      b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code. This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year (see "Contingent Deferred Sales Charge").

This free withdrawal priviledge is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year(see "Contingent Deferred Sales Charge").

The Internal Revenue Code may impose restrictions on withdrawals for contracts issued as Tax Sheltered Annuities.

VARIABLE ACCOUNT CHARGES(2)

(annualized rate of variable account charges as a percentage of daily net assets)

Mortality and Expense Risk Charge......................   0.95%
     Total Variable Account Charges....................   0.95%(3)

(2) These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.

(3) Charges shown include the Five-Year Reset Death Benefit that is standard to every contract (see "Death Benefit Payment").

MAXIMUM LOAN PROCESSING FEE............................   $25

Nationwide may assess a loan processing fee at the time each new loan is processed. Currently, Nationwide does not assess a loan processing fee. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee (see "Loan Privilege").

ADDITIONAL CONTRACT OPTIONS

For an additional charge, the following options are available to contract owners (upon approval by state insurance authorities). These options must be elected at the time of application unless otherwise stated, and will replace the corresponding standard contract benefits.

If the contract owner chooses one or more of the following optional benefits, a corresponding charge will be deducted. Charges for the optional benefits are IN ADDITION TO the standard variable account charges. Except as otherwise noted, optional benefit charges will only apply to allocations made to the variable account and are charged as a percentage of the average variable account value.

REDUCED PURCHASE PAYMENT OPTION

For an additional charge at an annualized rate of 0.25% of the daily net assets of the variable account, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. This option is not available to contracts issued as Investment-only Contracts.

     Reduced Purchase Payment Option...................        0.25%
       Total Variable Account Charges
       (including this option only)....................        1.20%

FIVE YEAR CDSC OPTION

For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, an applicant can receive a 5 year CDSC schedule instead of the standard 7 year CDSC schedule.

For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

   Five Year CDSC Option ..............................   0.15%
     Total Variable Account Charges
     (including this option only)......................   1.10%

Range of Five Year CDSC over time:

NUMBER OF COMPLETED YEARS FROM              CDSC
   DATE OF PURCHASE PAYMENT              PERCENTAGE
               0                             7%

               1                             7%

               2                             6%

               3                             4%

               4                             2%

               5                             0%

CDSC WAIVER OPTIONS

      ADDITIONAL WITHDRAWAL WITHOUT CHARGE AND DISABILITY WAIVER

      For an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account, an applicant can receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract (see "CDSC Options and Charges").

      Additional Withdrawal Without
      Charge and Disability Waiver ..................................   0.10%
       Total Variable Account Charges
       (including this option only)..................................   1.05%

      ADDITIONAL CDSC WAIVER OPTIONS FOR TAX SHELTERED ANNUITIES

      Tax Sheltered Annuity applicants may also elect two additional CDSC waiver options (see "CDSC Options and Charges").

     10 Year and Disability Waiver...................................   0.05%
       Total Variable Account Charges

       (including this option only) .................................   1.00%

     Hardship Waiver.................................................   0.15%
       Total Variable Account Charges

       (including this option only)..................................   1.10%

DEATH BENEFIT OPTIONS

Applicants may choose among the following death benefits as a replacement for the Five-Year Reset Death Benefit that is standard to every contract if their contract is issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications:

   One-Year Enhanced Death Benefit with Long
   Term Care/Nursing Home Waiver and Spousal Protection.............    0.15%
       Total Variable Account Charges
       (including this option only).................................    1.10%

   Greater of One-Year or 5% Enhanced Death Benefit with Long Term
   Care/Nursing Home Waiver and Spousal Protection .................    0.20%
       Total Variable Account Charges
       (including this option only).................................    1.15%

Applicants may choose among the following death benefits as a replacement for the Five-Year Reset Death Benefit that is standard to every contract if their contract is issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the contract options listed above:

    One-Year Step Up Death Benefit ...............................     0.05%
      Total Variable Account Charges
      (including this option only) ...............................     1.00%

    5% Enhanced Death Benefit ....................................     0.10%
      Total Variable Account Charges
      (including this option only) ...............................     1.05%

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS

Effective January 2, 2001, applicants may elect one of two Guaranteed Minimum Income Benefit Options (see "Guaranteed Minimum Income Benefit Options"). Not all options may be available in every state.

       Guaranteed Minimum Income Benefit Option 1 ................    10.45%
         Total Variable Account Charges
         (including this option only) ............................     1.40%

       Guaranteed Minimum Income Benefit
       Option 2 ..................................................     0.30%
           Total Variable Account Charges
           (including this option only) ..........................     1.25%

EXTRA VALUE OPTION

For an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account, Nationwide will credit 3% of the purchase payment(s) made to the contract during the first 12 months the contract is in force. Nationwide will discontinue deducting this charge 7 years from the date the contract was issued (see "Extra Value Option").

    Extra Value Option ...........................................     0.45%
      Total Variable Account Charges
      (including this option only) ...............................     1.40%

Allocations made to the fixed account or to the Guaranteed Term Options for the first 7 contract years will be assessed a fee of 0.45%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account for the first 7 contract years will be lowered by 0.45% due to the assessment of this charge.

BENEFICIARY PROTECTOR OPTION

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may elect the Beneficiary Protector Option (see "Beneficiary Protector Option").

    Beneficiary Protector Option .................................     0.40%
      Total Variable Account Charges
      (including this option only) ...............................     1.35%

Allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge.

SUMMARY OF ADDITIONAL CONTRACT OPTIONS

If the contract owner elects all of the additional contract options that are available under the contract, the maximum variable account charges the contract owner would pay would be an annualized rate of 3.15% of the daily net assets of the variable account. The maximum charges consists of the following:

    Mortality and Expense Risk Charge
      (applicable to all contracts) ..............................     0.95%
    Reduced Purchased Payment Option .............................     0.25%
    Five Year CDSC Option ........................................     0.15%
    Additional Withdrawal Without Charge
      and Disability Waiver ......................................     0.10%
    10 Year and Disability Waiver
      (for contracts issued as Tax Sheltered
      Annuities only) ............................................     0.05%
    Hardship Waiver (for contracts issued
      as Tax Sheltered Annuities only) ...........................     0.15%
    Greater of One-Year or 5% Enhanced
      Death Benefit with Long Term Care/
      Nursing Home Waiver and Spousal
      Protection .................................................     0.20%
    Guaranteed Minimum Income Benefit
      Option 1 ...................................................     0.45%
    Extra Value Option ...........................................     0.45%
    Beneficiary Protector Option .................................     0.40%
    TOTAL VARIABLE ACCOUNT CHARGES WHEN THE
      MAXIMUM OPTIONS ARE ELECTED ................................     3.15%

                    CONTRACTS ISSUED ON OR AFTER MAY 1, 2000

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
      (as a percentage of underlying mutual fund net assets, after expense reimbursement)


                                                                     Management       Other         12b-1       Total Underlying
                                                                        Fees         Expenses       Fees     Mutual Fund Expenses
                                                                     ----------      --------       -----    --------------------
AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series       0.73%          0.57%         0.15%            1.45%
II Shares

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation           0.61%          0.24%         0.25%            1.10%
Fund: Series II Shares

AIM Variable Insurance Funds - AIM V.I. International Growth           0.73%          0.32%         0.25%            1.30%
Fund: Series II Shares

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund:           0.60%          0.25%         0.25%            1.10%
Series II Shares

Alliance Variable Products Series Fund, Inc. - AllianceBernstein       0.00%          0.95%         0.25%            1.20%
International Value Portfolio: Class B

Alliance Variable Products Series Fund, Inc. - AllianceBernstein       0.00%          0.95%         0.25%            1.20%
Small Cap Value Portfolio: Class B

Alliance Variable Products Series Fund, Inc. - Growth and Income       0.63%          0.04%         0.25%            0.92%
Portfolio: Class B

Alliance Variable Products Series Fund, Inc. - Premier Growth          1.00%          0.04%         0.25%            1.29%
Portfolio: Class B

Federated American Leaders Fund II: Service Shares                     0.75%          0.12%         0.25%            1.12%

Federated Capital Appreciation Fund II: Service Shares                 0.00%          0.91%         0.25%            1.16%

Federated Insurance Series - Federated High Income Bond Fund II:       0.60%          0.16%         0.25%            1.01%
Service Shares

Federated Quality Bond Fund II: Service Shares                         0.55%          0.15%         0.25%            0.95%

Fidelity VIP Equity-Income Portfolio: Service Class 2                  0.48%          0.11%         0.25%            0.84%

Fidelity VIP Growth Portfolio: Service Class 2                         0.58%          0.10%         0.25%            0.93%

Fidelity VIP High Income Portfolio: Service Class 2                    0.58%          0.15%         0.25%            0.98%

Fidelity VIP Money Market Portfolio: Initial Class                     0.18%          0.10%         0.00%            0.28%

Fidelity VIP Overseas Portfolio: Service Class 2                       0.73%          0.20%         0.25%            1.18%

Fidelity VIP Value Portfolio: Service Class 2                          0.58%          0.92%         0.25%            1.75%

Fidelity VIP II Asset Manager Portfolio: Service Class 2               0.53%          0.12%         0.25%            0.90%

Fidelity VIP II Asset Manager: Growth Portfolio: Service Class 2       0.58%          0.17%         0.25%            1.00%

Fidelity VIP II Contrafund(R) Portfolio: Service Class 2               0.58%          0.11%         0.25%            0.94%

Fidelity VIP II Investment Grade Bond Portfolio: Initial Class         0.43%          0.11%         0.00%            0.54%

Fidelity VIP II Index 500 Portfolio: Initial Class                     0.24%          0.04%         0.00%            0.28%

Fidelity VIP III Aggressive Growth Portfolio: Service Class 2          0.63%          0.87%         0.25%            1.75%

Fidelity VIP III Balanced Portfolio: Service Class 2                   0.43%          0.15%         0.25%            0.83%

Fidelity VIP III Dynamic Capital Appreciation Portfolio: Service       0.58%          0.92%         0.25%            1.75%
Class 2

Fidelity VIP III Growth & Income Portfolio: Service Class 2            0.48%          0.11%         0.25%            0.84%

Fidelity VIP III Growth Opportunities Portfolio: Service Class 2       0.58%          0.12%         0.25%            0.95%

Fidelity VIP III Mid Cap Portfolio: Service Class 2                    0.58%          0.11%         0.25%            0.94%

Fidelity VIP III Value Strategies Portfolio: Service Class 2           0.58%          0.26%         0.25%            1.09%

GVIT Dreyfus GVIT Mid Cap Index Fund: Class II                         0.50%          0.26%         0.25%            1.01%

GVIT Gartmore GVIT Emerging Markets Fund: Class II                     1.15%          0.21%         0.25%            1.61%

GVIT Gartmore GVIT Government Bond Fund: Class I                       0.50%          0.25%         0.00%            0.75%

GVIT Gartmore GVIT Investor Destinations Conservative Fund             0.00%          0.36%         0.25%            0.61%

GVIT Gartmore GVIT Investor Destinations Moderately Conservative       0.00%          0.36%         0.25%            0.61%
Fund

GVIT Gartmore GVIT Investor Destinations Moderate Fund                 0.13%          0.20%         0.25%            0.58%

                                                                     Management       Other         12b-1       Total Underlying
                                                                        Fees         Expenses       Fees     Mutual Fund Expenses
                                                                     ----------      --------       -----    --------------------
GVIT Gartmore GVIT Investor Destinations Moderately Aggressive         0.10%          0.26%         0.25%            0.61%
Fund

GVIT Gartmore GVIT Investor Destinations Aggressive Fund               0.07%          0.29%         0.25%            0.61%

GVIT Gartmore GVIT Money Market Fund: Class I                          0.38%          0.25%         0.00%            0.63%

GVIT GVIT Small Cap Growth Fund: Class II                              1.10%          0.28%         0.25%            1.63%

GVIT GVIT Small Cap Value Fund: Class II                               0.86%          0.22%         0.25%            1.33%

GVIT GVIT Small Company Fund: Class II                                 0.93%          0.26%         0.25%            1.44%

MFS Variable Insurance Trust - MFS Investors Growth Stock Series:      0.75%          0.17%         0.20%            1.12%
Service Class

MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service      0.75%          0.16%         0.00%            0.91%
Class

MFS Variable Insurance Trust - MFS New Discovery Series: Service       0.90%          0.15%         0.20%            1.25%
Class

MFS Variable Insurance Trust - MFS Value Series: Service Class         0.75%          0.15%         0.20%            1.10%

Oppenheimer Variable Account Funds - Oppenheimer Capital               0.64%          0.02%         0.25%            0.91%
Appreciation Fund/VA: Service Class

Oppenheimer Variable Account Funds - Oppenheimer Global                0.74%          0.03%         0.25%            1.02%
Securities Fund/VA: Service Class

Oppenheimer Variable Account Funds - Oppenheimer Main Street           0.68%          0.05%         0.25%            0.98%
Growth & Income Fund/VA: Service Class

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond        0.64%          0.06%         0.25%            0.95%
Fund/VA: Service Class

Van Kampen Life Investment Trust - Comstock Portfolio: Class II        0.00%          0.79%         0.25%            1.04%

Van Kampen Life Investment Trust - Emerging Growth Portfolio:          0.70%          0.06%         0.25%            1.01%
Class II


The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursement.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
      (as a percentage of underlying mutual fund net assets, before expense reimbursement)


                                                                     Management       Other         12b-1       Total Underlying
                                                                        Fees         Expenses       Fees     Mutual Fund Expenses
                                                                     ----------      --------       -----    --------------------
AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series       0.73%          0.57%         0.25%            1.55%
II Shares

Alliance Variable Products Series Fund, Inc. - AllianceBernstein       1.00%          8.06%         0.25%            9.31%
International Value Portfolio: Class B

Alliance Variable Products Series Fund, Inc. - AllianceBernstein       1.00%          1.92%         0.25%            3.17%
Small Cap Value Portfolio: Class B

Federated American Leaders Fund II: Service Shares                     0.75%          0.37%         0.25%            1.37%

Federated Capital Appreciation Fund II: Service Shares                 0.85%          3.06%         0.25%            4.16%

Federated Insurance Series - Federated High Income Bond Fund II:       0.60%          0.41%         0.25%            1.26%
Service Shares

Federated Quality Bond Fund II: Service Shares                         0.60%          0.40%         0.25%            1.25%

Fidelity VIP Value Portfolio: Service Class 2                          0.58%          6.55%         0.25%            7.38%

Fidelity VIP II Index 500 Portfolio: Initial Class                     0.24%          0.11%         0.00%            0.35%

Fidelity VIP III Aggressive Growth Portfolio: Service Class 2          0.63%          2.35%         0.25%            3.23%

Fidelity VIP III Dynamic Capital Appreciation Portfolio: Service       0.58%          2.94%         0.25%            3.77%
Class 2

GVIT Gartmore GVIT Investor Destinations Conservative Fund             0.13%          0.43%         0.25%            0.81%

GVIT Gartmore GVIT Investor Destinations Moderately Conservative       0.13%          0.42%         0.25%            0.80%
Fund

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive         0.13%          0.26%         0.25%            0.64%
Fund

GVIT Gartmore GVIT Investor Destinations Aggressive Fund               0.13%          0.29%         0.25%            0.67%

MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service      0.75%          0.21%         0.00%            0.96%
Class

MFS Variable Insurance Trust - MFS New Discovery Series: Service       0.90%          0.18%         0.25%            1.33%
Class

MFS Variable Insurance Trust - MFS Value Series: Service Class         0.75%          0.44%         0.20%            1.39%


Some underlying mutual funds assess (or reserve the right to assess) a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account. Currently, none of the underlying mutual funds assess a short-term trading fee.

                      CONTRACTS ISSUED PRIOR TO MAY 1, 2000

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
      (as a percentage of underlying mutual fund net assets, after expense reimbursement)


                                                                   Management         Other         12b-1       Total Underlying
                                                                      Fees          Expenses        Fees      Mutual Fund Expenses
                                                                   ----------       --------        -----     --------------------
AIM Variable Insurance Funds - AIM V.I. Basic Value Fund:            0.73%           0.57%          0.15%              1.45%
Series II Shares

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation         0.61%           0.24%          0.25%              1.10%
Fund: Series II Shares

AIM Variable Insurance Funds - AIM V.I. International Growth         0.73%           0.32%          0.25%              1.30%
Fund: Series II Shares

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund:         0.60%           0.25%          0.25%              1.10%
Series II Shares

Alliance Variable Products Series Fund, Inc. -                       0.00%           0.95%          0.25%              1.20%
AllianceBernstein International Value Portfolio: Class B

Alliance Variable Products Series Fund, Inc. -                       0.00%           0.95%          0.25%              1.20%
AllianceBernstein Small Cap Value Portfolio: Class B

Alliance Variable Products Series Fund, Inc. - Growth and            0.63%           0.04%          0.25%              0.92%
Income Portfolio: Class B

Alliance Variable Products Series Fund, Inc. - Premier Growth        1.00%           0.04%          0.25%              1.29%
Portfolio: Class B

Federated American Leaders Fund II: Service Shares                   0.75%           0.12%          0.25%              1.12%

Federated Capital Appreciation Fund II: Service Shares               0.00%           0.91%          0.25%              1.16%

Federated Insurance Series - Federated High Income Bond Fund         0.60%           0.16%          0.25%              1.01%
II: Service Shares

Federated Quality Bond Fund II: Service Shares                       0.55%           0.15%          0.25%              0.95%

Fidelity VIP Equity-Income Portfolio: Service Class                  0.48%           0.10%          0.10%              0.68%

Fidelity VIP Growth Portfolio: Service Class                         0.58%           0.10%          0.10%              0.78%

Fidelity VIP High Income Portfolio: Service Class                    0.58%           0.13%          0.10%              0.81%

Fidelity VIP Money Market Portfolio: Initial Class                   0.18%           0.10%          0.00%              0.28%

Fidelity VIP Overseas Portfolio: Service Class                       0.73%           0.20%          0.10%              1.03%

Fidelity VIP Value Portfolio: Service Class                          0.58%           0.92%          0.10%              1.60%

Fidelity VIP II Asset Manager Portfolio: Service Class               0.53%           0.11%          0.10%              0.74%

Fidelity VIP II Asset Manager: Growth Portfolio: Service Class       0.58%           0.15%          0.10%              0.83%

Fidelity VIP II Contrafund(R) Portfolio: Service Class               0.58%           0.10%          0.10%              0.78%

Fidelity VIP II Investment Grade Bond Portfolio: Initial Class       0.43%           0.11%          0.10%              0.64%

Fidelity VIP II Index 500 Portfolio: Initial Class                   0.24%           0.04%          0.10%              0.38%

Fidelity VIP III Aggressive Growth Portfolio: Service Class          0.63%           0.87%          0.10%              1.60%

Fidelity VIP III Balanced Portfolio: Service Class                   0.43%           0.14%          0.10%              0.67%

Fidelity VIP III Dynamic Capital Appreciation Portfolio:             0.58%           0.92%          0.10%              1.60%
Service Class

Fidelity VIP III Growth & Income Portfolio: Service Class            0.48%           0.10%          0.10%              0.68%

Fidelity VIP III Growth Opportunities Portfolio: Service Class       0.58%           0.11%          0.10%              0.79%

Fidelity VIP III Mid Cap Portfolio: Service Class                    0.58%           0.11%          0.10%              0.79%

Fidelity VIP III Value Strategies Portfolio: Service Class 2         0.58%           0.26%          0.25%              1.09%

GVIT Dreyfus GVIT Mid Cap Index Fund: Class II                       0.50%           0.26%          0.25%              1.01%

GVIT Gartmore GVIT Emerging Markets Fund: Class II                   1.15%           0.21%          0.25%              1.61%

GVIT Gartmore GVIT Government Bond Fund: Class I                     0.50%           0.25%          0.00%              0.75%

GVIT Gartmore GVIT Investor Destinations Conservative Fund           0.00%           0.36%          0.25%              0.61%

GVIT Gartmore GVIT Investor Destinations Moderately                  0.00%           0.36%          0.25%              0.61%
Conservative Fund

                                                                   Management         Other         12b-1       Total Underlying
                                                                      Fees          Expenses        Fees      Mutual Fund Expenses
                                                                   ----------       --------        -----     --------------------
GVIT Gartmore GVIT Investor Destinations Moderate Fund               0.13%           0.20%          0.25%             0.58%

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive       0.10%           0.26%          0.25%             0.61%
Fund

GVIT Gartmore GVIT Investor Destinations Aggressive Fund             0.07%           0.29%          0.25%             0.61%

GVIT Gartmore GVIT Money Market Fund: Class I                        0.38%           0.25%          0.00%             0.63%

GVIT GVIT Small Cap Growth Fund: Class II                            1.10%           0.28%          0.25%             1.63%

GVIT GVIT Small Cap Value Fund: Class II                             0.86%           0.22%          0.25%             1.33%

GVIT GVIT Small Company Fund: Class II                               0.93%           0.26%          0.25%             1.44%

MFS Variable Insurance Trust - MFS Investors Growth Stock            0.75%           0.17%          0.20%             1.12%
Series: Service Class

MFS Variable Insurance Trust - MFS Mid Cap Growth Series:            0.75%           0.16%          0.00%             0.91%
Service Class

MFS Variable Insurance Trust - MFS New Discovery Series:             0.90%           0.15%          0.20%             1.25%
Service Class

MFS Variable Insurance Trust - MFS Value Series: Service Class       0.75%           0.15%          0.20%             1.10%

Oppenheimer Variable Account Funds - Oppenheimer Capital             0.64%           0.02%          0.25%             0.91%
Appreciation Fund/VA: Service Class

Oppenheimer Variable Account Funds - Oppenheimer Global              0.74%           0.03%          0.25%             1.02%
Securities Fund/VA: Service Class

Oppenheimer Variable Account Funds - Oppenheimer Main Street         0.68%           0.05%          0.25%             0.98%
Growth & Income Fund/VA: Service Class

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond      0.64%           0.06%          0.25%             0.95%
Fund/VA: Service Class

Van Kampen Life Investment Trust - Comstock Portfolio: Class II      0.00%           0.79%          0.25%             1.04%

Van Kampen Life Investment Trust - Emerging Growth Portfolio:        0.70%           0.06%          0.25%             1.01%
Class II


The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursement.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
      (as a percentage of underlying mutual fund net assets, before expense reimbursement)

                                                                   Management         Other        12b-1       Total Underlying
                                                                      Fees          Expenses       Fees       Mutual Fund Expenses
                                                                   ----------       --------       -----      --------------------
AIM Variable Insurance Funds - AIM V.I. Basic Value Fund:            0.73%           0.57%          0.25%              1.55%
Series II Shares

Alliance Variable Products Series Fund, Inc. -                       1.00%           8.06%          0.25%              9.31%
AllianceBernstein International Value Portfolio: Class B

Alliance Variable Products Series Fund, Inc. -                       1.00%           1.92%          0.25%              3.17%
AllianceBernstein Small Cap Value Portfolio: Class B

Federated American Leaders Fund II: Service Shares                   0.75%           0.37%          0.25%              1.37%

Federated Capital Appreciation Fund II: Service Shares               0.85%           3.06%          0.25%              4.16%

Federated Insurance Series - Federated High Income Bond Fund         0.60%           0.41%          0.25%              1.26%
II: Service Shares

Federated Quality Bond Fund II: Service Shares                       0.60%           0.40%          0.25%              1.25%

Fidelity VIP Value Portfolio: Service Class                          0.58%           6.55%          0.10%              7.23%

Fidelity VIP II Index 500 Portfolio: Initial Class                   0.24%           0.11%          0.00%              0.35%

Fidelity VIP III Aggressive Growth Portfolio: Service Class          0.63%           2.36%          0.10%              3.09%

Fidelity VIP III Dynamic Capital Appreciation Portfolio:             0.58%           2.95%          0.10%              3.63%
Service Class

GVIT Gartmore GVIT Investor Destinations Conservative Fund           0.13%           0.43%          0.25%              0.81%

GVIT Gartmore GVIT Investor Destinations Moderately                  0.13%           0.42%          0.25%              0.80%
Conservative Fund

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive       0.13%           0.26%          0.25%              0.64%
Fund

GVIT Gartmore GVIT Investor Destinations Aggressive Fund             0.13%           0.29%          0.25%              0.67%

MFS Variable Insurance Trust - MFS Mid Cap Growth Series:            0.75%           0.21%          0.00%              0.96%
Service Class

MFS Variable Insurance Trust - MFS New Discovery Series:             0.90%           0.18%          0.25%              1.33%
Service Class

MFS Variable Insurance Trust - MFS Value Series: Service Class       0.75%           0.44%          0.20%              1.39%


Some underlying mutual funds assess (or reserve the right to assess) a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account. Currently, none of the underlying mutual funds assess a short-term trading fee.

EXAMPLE - FOR CONTRACTS ISSUED ON OR AFTER MAY 1, 2000

The following chart shows the expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in underlying mutual fund expenses. The underlying mutual fund expense information is for the period ended December 31, 2001 and reflects any reimbursements and/or waivers in effect at that time. If the underlying mutual fund expenses did not reflect the reimbursements and/or waivers, the expenses contained in the table below would be higher.

These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the 7 year CDSC schedule and total variable account charges of 3.15% which is the maximum charge for the maximum number of optional benefits.

For those contracts that do not elect the maximum number of optional benefits, the expenses are reduced. Deductions for premium taxes are not reflected but may apply.


                                    If you surrender your contract   If you do not surrender your    If you annuitize your contract
                                     at the end of the applicable     contract at the end of the      at the end of the applicable
                                              time period               applicable time period                time period
                                    ------------------------------   ----------------------------    ------------------------------
                                     1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.  1 Yr.  3 Yrs  5 Yrs.  10 Yrs.   1 Yr.  3 Yrs.  5 Yrs.   10 Yrs.
------------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds - AIM    111     199    278     487      48     145    242     487        *     145     242      487
V.I. Basic Value Fund: Series II
Shares

AIM Variable Insurance Funds - AIM    108     189    262     457      45     135    226     457        *     135     226      457
V.I. Capital Appreciation Fund:
Series II Shares

AIM Variable Insurance Funds - AIM    110     195    271     474      47     141    235     474        *     141     235      474
V.I. International Growth Fund:
Series II Shares

AIM Variable Insurance Funds - AIM    108     189    262     457      45     135    226     457        *     135     226      457
V.I. Premier Equity Fund: Series
Fund II Shares

Alliance Variable Products Series     109     192    266     466      46     138    230     466        *     138     230      466
Fund, Inc. - AllianceBernstein
International Value Portfolio:
Class B

Alliance Variable Products Series     109     192    266     466      46     138    230     466        *     138     230      466
Fund, Inc. - AllianceBernstein
Small Cap Value Portfolio: Class B

Alliance Variable Products Series     106     183    253     442      43     129    217     442        *     129     217      442
Fund, Inc. - Growth and Income
Portfolio: Class B

Alliance Variable Products Series     110     194    271     473      47     140    235     473        *     140     235      473
Fund, Inc. - Premier Growth
Portfolio: Class B

Federated American Leaders Fund       108     189    263     459      45     135    227     459        *     135     227      459
II: Service Shares

Federated Capital Appreciation        108     190    264     462      45     136    228     462        *     136     228      462
Fund II: Service Shares

Federated Insurance Series -          107     186    257     449      44     132    221     449        *     132     221      449
Federated High Income Bond Fund
II: Service Shares

Federated Quality Bond Fund II:       106     184    254     444      43     130    218     444        *     130     218      444
Service Shares

Fidelity VIP Equity-Income            105     181    249     435      42     127    213     435        *     127     213      435
Portfolio: Service Class 2

                                    If you surrender your contract   If you do not surrender your    If you annuitize your contract
                                     at the end of the applicable     contract at the end of the      at the end of the applicable
                                              time period               applicable time period                time period
                                    ------------------------------   ----------------------------    ------------------------------
                                     1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.  1 Yr.  3 Yrs  5 Yrs.  10 Yrs.   1 Yr.  3 Yrs.  5 Yrs.   10 Yrs.
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio:        106     183    253     442      43     129    217     442        *     129     217      442
Service Class 2

Fidelity VIP High Income              106     185    256     447      43     131    220     447        *     131     220      447
Portfolio: Service Class 2

Fidelity VIP Money Market Portfolio   99      164    221     384      36     110    185     384        *     110     185      384

Fidelity VIP Overseas Portfolio:      108     191    265     464      45     137    229     464        *     137     229      464
Service Class 2

Fidelity VIP Value Portfolio:         114     208    293     511      51     154    257     511        *     154     257      511
Service Class 2

Fidelity VIP II Asset Manager         106     183    252     440      43     129    216     440        *     129     216      440
Portfolio: Service Class 2

Fidelity VIP II Asset Manager:        107     186    257     449      44     132    221     449        *     132     221      449
Growth Portfolio: Service Class 2

Fidelity VIP II Contrafund(R)         106     184    254     443      43     130    218     443        *     130     218      443
Portfolio: Service Class 2

Fidelity VIP II Investment Grade      102     172    234     408      39     118    198     408        *     118     198      408
Bond Portfolio

Fidelity VIP II Index 500 Portfolio   99      164    221     384      36     110    185     384        *     110     185      384

Fidelity VIP III Aggressive Growth    114     208    293     511      51     154    257     511        *     154     257      511
Portfolio: Service Class 2

Fidelity VIP III Balanced             105     180    248     434      42     126    212     434        *     126     212      434
Portfolio: Service Class 2

Fidelity VIP III Dynamic Capital      114     208    293     511      51     154    257     511        *     154     257      511
Appreciation Portfolio: Service
Class 2

Fidelity VIP III Growth & Income      105     181    249     435      42     127    213     435        *     127     213      435
Portfolio: Service Class 2

Fidelity VIP III Growth               106     184    254     444      43     130    218     444        *     130     218      444
Opportunities Portfolio: Service
Class 2

Fidelity VIP III Mid Cap              106     184    254     443      43     130    218     443        *     130     218      443
Portfolio: Service Class 2

Fidelity VIP III Value Strategies     108     188    261     456      45     134    225     456        *     134     225      456
Portfolio: Service Class 2

GVIT Dreyfus GVIT Mid Cap Index       107     186    257     449      44     132    221     449        *     132     221      449
Fund: Class II

GVIT Gartmore GVIT Emerging           113     204    286     500      50     150    250     500        *     150     250      500
Markets Fund: Class II

                                    If you surrender your contract   If you do not surrender your    If you annuitize your contract
                                     at the end of the applicable     contract at the end of the      at the end of the applicable
                                              time period               applicable time period                time period
                                    ------------------------------   ----------------------------    ------------------------------
                                     1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.  1 Yr.  3 Yrs  5 Yrs.  10 Yrs.   1 Yr.  3 Yrs.  5 Yrs.   10 Yrs.
------------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Government Bond    104     178    244     427      41     124    208     427        *     124     208      427
Fund: Class I

GVIT Gartmore GVIT Investor           102     174    238     414      39     120    202     414        *     120     202      414
Destinations Conservative Fund

GVIT Gartmore GVIT Investor           102     174    238     414      39     120    202     414        *     120     202      414
Destinations Moderately
Conservative Fund

GVIT Gartmore GVIT Investor           102     173    236     411      39     119    200     411        *     119     200      411
Destinations Moderate Fund

GVIT Gartmore GVIT Investor           102     174    238     414      39     120    202     414        *     120     202      414
Destinations Moderately Aggressive
Fund

GVIT Gartmore GVIT Investor           102     174    238     414      39     120    202     414        *     120     202      414
Destinations Aggressive Fund

GVIT Gartmore GVIT Money Market       103     174    239     416      40     120    203     416        *     120     203      416
Fund: Class I

GVIT GVIT Small Cap Growth Fund:      113     205    287     501      50     151    251     501        *     151     251      501
Class II

GVIT GVIT Small Cap Value Fund:       110     196    273     477      47     142    237     477        *     142     237      477
Class II

GVIT GVIT Small Company Fund:         111     199    278     486      48     145    242     486        *     145     242      486
Class II

MFS Variable Insurance Trust - MFS    108     189    263     459      45     135    227     459        *     135     227      459
Investors Growth Stock Series:
Service Class

MFS Variable Insurance Trust - MFS    106     183    252     441      43     129    216     441        *     129     216      441
Mid Cap Growth Series: Service
Class

MFS Variable Insurance Trust - MFS    109     193    269     470      46     139    233     470        *     139     233      470
New Discovery Series: Service Class

MFS Variable Insurance Trust - MFS    108     189    262     457      45     135    226     457        *     135     226      457
Value Series: Service Class

Oppenheimer Variable Account Funds    106     183    252     441      43     129    216     441        *     129     216      441
- Oppenheimer Capital Appreciation
Fund/VA: Service Class

Oppenheimer Variable Account Funds    107     186    258     450      44     132    222     450        *     132     222      450
- Oppenheimer Global Securities
Fund/VA: Service Class

Oppenheimer Variable Account Funds    106     185    256     447      43     131    220     447        *     131     220      447
- Oppenheimer Main Street Growth &
Income Fund/VA: Service Class

                                    If you surrender your contract   If you do not surrender your    If you annuitize your contract
                                     at the end of the applicable     contract at the end of the      at the end of the applicable
                                              time period               applicable time period                time period
                                    ------------------------------   ----------------------------    ------------------------------
                                     1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.  1 Yr.  3 Yrs  5 Yrs.  10 Yrs.   1 Yr.  3 Yrs.  5 Yrs.   10 Yrs.
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds    106     184    254     444      43      130   218     444        *     130     218      444
- Oppenheimer Strategic Bond
Fund/VA: Service Class

Van Kampen Life Investment Trust -    107     187    259     452      44      133   223     452        *     133     223      452
Comstock Portfolio: Class II

Van Kampen Life Investment Trust -    107     186    257     449      44      132   221     449        *     132     221      449
Emerging Growth Portfolio:
 Class II


*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

EXAMPLE - FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2000


The following chart shows the expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in underlying mutual fund expenses. The underlying mutual fund expense information is for the period ended December 31, 2001 and reflects any reimbursements and/or waivers in effect at that time. If the underlying mutual fund expenses did not reflect the reimbursements and/or waivers, the expenses contained in the table below would be higher.


These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the 7 year CDSC schedule and total variable account charges of 3.15% which is the maximum charge for the maximum number of optional benefits.

For those contracts that do not elect the maximum number of optional benefits, the expenses are reduced. Deductions for premium taxes are not reflected but may apply.


                                    If you surrender your contract   If you do not surrender your      If you annuitize your
                                     at the end of the applicable     contract at the end of the             contract
                                             time period                applicable time period     at the end of the applicable
                                                                                                            time period
                                    ------------------------------   ----------------------------  ----------------------------
                                     1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.  1 Yr. 3 Yrs  5 Yrs. 10 Yrs.   1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.
---------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds - AIM   111     199     278     487      48    145    242     487       *     145     242     487
V.I. Basic Value Fund: Series II
Shares

AIM Variable Insurance Funds - AIM   108     189     262     457      45    135    226     457       *     135     226     457
V.I. Capital Appreciation Fund:
Series II Shares

AIM Variable Insurance Funds - AIM   110     195     271     474      47    141    235     474       *     141     235     474
V.I. International Growth Fund:
Series II Shares

AIM Variable Insurance Funds - AIM   108     189     262     457      45    135    226     457       *     135     226     457
V.I. Premier Equity Fund: Series
Fund II Shares

Alliance Variable Products Series    109     192     266     466      46    138    230     466       *     138     230     466
Fund, Inc. - AllianceBernstein
International Value Portfolio:
Class B

Alliance Variable Products Series    109     192     266     466      46    138    230     466       *     138     230     466
Fund, Inc. - AllianceBernstein
Small Cap Value Portfolio: Class B

Alliance Variable Products Series    106     183     253     442      43    129    217     442       *     129     217     442
Fund, Inc. - Growth and Income
Portfolio: Class B

Alliance Variable Products Series    110     194     271     473      47    140    235     473       *     140     235     473
Fund, Inc. - Premier Growth
Portfolio: Class B

Federated American Leaders Fund      108     189     263     459      45    135    227     459       *     135     227     459
II: Service Shares

Federated Capital Appreciation       108     190     264     462      45    136    228     462       *     136     228     462
Fund II: Service Shares

Federated Insurance Series -         107     186     257     449      44    132    221     449       *     132     881     449
Federated High Income Bond Fund
II: Service Shares

Federated Quality Bond Fund II:      106     184     254     444      43    130    218     444       *     130     218     444
Service Shares

                                    If you surrender your contract   If you do not surrender your      If you annuitize your
                                     at the end of the applicable     contract at the end of the             contract
                                             time period                applicable time period     at the end of the applicable
                                                                                                            time period
                                    ------------------------------   ----------------------------  ----------------------------
                                     1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.  1 Yr. 3 Yrs  5 Yrs. 10 Yrs.   1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income           103     176     241     420      40    122    205     420      *     122     205     420
Portfolio: Service Class

Fidelity VIP Growth Portfolio:       104     179     246     429      41    125    210     429      *     125     210     429
Service Class

Fidelity VIP High Income             105     180     247     432      42    126    211     432      *     126     211     432
Portfolio: Service Class

Fidelity VIP Money Market Portfolio   99     164     221     384      36    110    185     384      *     110     185     384

Fidelity VIP Overseas Portfolio:     107     186     258     451      44    132    222     451      *     132     222     451
Service Class

Fidelity VIP Value Portfolio:        113     204     285     499      50    150    249     499      *     150     249     499
Service Class

Fidelity VIP II Asset Manager        104     178     244     426      41    124    208     426      *     124     208     426
Portfolio: Service Class

Fidelity VIP II Asset Manager:       105     180     248     434      42    126    212     434      *     126     212     434
Growth Portfolio: Service Class

Fidelity VIP II Contrafund(R)        104     179     246     429      41    125    210     429      *     125     210     429
Portfolio: Service Class

Fidelity VIP II Investment Grade     102     172     234     408      39    118    198     408      *     118     198     408
Bond Portfolio

Fidelity VIP II Index 500 Portfolio  100     167     226     393      37    113    190     393      *     113     190     393

Fidelity VIP III Aggressive Growth   113     204     285     499      50    150    249     499      *     150     249     499
Portfolio: Service Class

Fidelity VIP III Balanced            103     176     241     419      40    122    205     419      *     122     205     419
Portfolio: Service Class

Fidelity VIP III Dynamic Capital     113     204     285     499      50    150    249     499      *     150     249     499
Appreciation Portfolio: Service
Class

Fidelity VIP III Growth & Income     103     176     241     420      40    122    205     420      *     122     205     420
Portfolio: Service Class

Fidelity VIP III Growth              104     179     246     430      41    125    210     430      *     125     210     430
Opportunities Portfolio: Service
Class

Fidelity VIP III Mid Cap             104     179     246     430      41    125    210     430      *     125     210     430
Portfolio: Service Class

Fidelity VIP III Value Strategies    108     188     261     456      45    134    225     456      *     134     225     456
Portfolio: Service Class 2

GVIT Dreyfus GVIT Mid Cap Index      107     186     257     449      44    132    221     449      *     132     221     449
Fund: Class II

GVIT Gartmore GVIT Emerging          113     204     286     500      50    150    250     500      *     150     250     500
Markets Fund: Class II

GVIT Gartmore GVIT Government Bond   104     178     244     427      41    124    208     427      *     124     208     427
Fund: Class I

GVIT Gartmore GVIT Investor          102     174     238     414      39    120    202     414      *     120     202     414
Destinations Conservative Fund

GVIT Gartmore GVIT Investor          102     174     238     414      39    120    202     414      *     120     202     414
Destinations Moderately
Conservative Fund

GVIT Gartmore GVIT Investor          102     173     236     411      39    119    200     411      *     119     200     411
Destinations Moderate Fund

GVIT Gartmore GVIT Investor          102     174     238     414      39    120    202     414      *     120     202     414
Destinations Moderately Aggressive
Fund

                                    If you surrender your contract   If you do not surrender your      If you annuitize your
                                     at the end of the applicable     contract at the end of the             contract
                                             time period                applicable time period     at the end of the applicable
                                                                                                            time period
                                    ------------------------------   ----------------------------  ----------------------------
                                     1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.  1 Yr. 3 Yrs  5 Yrs. 10 Yrs.   1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.
---------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor          102     174     238     414     39    120    202     414       *      120     202     414
Destinations Aggressive Fund

GVIT Gartmore GVIT Money Market      103     174     239     416     40    120    203     416       *      120     203     416
Fund: Class I

GVIT GVIT Small Cap Growth Fund:     113     205     287     501     50    151    251     501       *      151     251     501
Class II

GVIT GVIT Small Cap Value Fund:      110     196     273     477     47    142    237     477       *      142     237     477
Class II

GVIT GVIT Small Company Fund:        111     199     278     486     48    145    242     486       *      145     242     486
Class II

MFS Variable Insurance Trust - MFS   108     189     263     459     45    135    227     459       *      135     227     459
Investors Growth Stock Series:
Service Class

MFS Variable Insurance Trust - MFS   106     183     252     441     43    129    216     441       *      129     216     441
Mid Cap Growth Series: Service
Class

MFS Variable Insurance Trust - MFS   109     193     269     470     46    139    233     470       *      139     233     470
New Discovery Series: Service Class

MFS Variable Insurance Trust - MFS   108     189     262     457     45    135    226     457       *      135     226     457
Value Series: Service Class

Oppenheimer Variable Account Funds   106     183     252     441     43    129    216     441       *      129     216     441
- Oppenheimer Capital Appreciation
Fund/VA: Service Class

Oppenheimer Variable Account Funds   107     186     258     450     44    132    222     450       *      132     222     450
- Oppenheimer Global Securities
Fund/VA: Service Class

Oppenheimer Variable Account Funds   106     185     256     447     43    131    220     447       *      131     220     447
- Oppenheimer Main Street Growth &
Income Fund/VA: Service Class

Oppenheimer Variable Account Funds   106     184     254     444     43    130    218     444       *      130     218     444
- Oppenheimer Strategic Bond
Fund/VA: Service Class

Van Kampen Life Investment Trust -   107     187     259     452     44    133    223     452       *      133     223     452
Comstock Portfolio: Class II

Van Kampen Life Investment Trust -   107     186     257     449     44    132    221     449       *      132     221     449
Emerging Growth Portfolio: Class II


*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are modified single purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner" will mean "participant."

The contracts can be categorized as:

      -    Charitable Remainder Trusts;

      -     Investment-only Contracts (Qualified Plans) ;

      - Individual Retirement Annuities (IRAs) with contributions rolled over or transferred from certain tax-qualified plans*;

      -     Non-Qualified Contracts;

      -     Roth IRAs;
      -     Simplified Employee Pension IRAs (SEP IRAs);
      -     Simple IRAs, and
      - Tax Sheltered Annuities with contributions rolled over or transferred from other Tax Sheltered Annuity plans*.

*Contributions are not required to be rolled over or transferred if the contract owner elects the Reduced Purchase Payment Option.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" later in this prospectus.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS


      CONTRACT         MINIMUM INITIAL     MINIMUM SUBSEQUENT
        TYPE           PURCHASE PAYMENT         PAYMENTS
      --------         ----------------    ------------------
Charitable                 $15,000               $1,000
Remainder Trust

IRA                        $15,000               $1,000

Investment-only            $15,000               $1,000
(Qualified Plans)

Non-Qualified              $15,000               $1,000

Roth IRA                   $15,000               $1,000

SEP IRA                    $15,000               $1,000

Simple IRA                 $15,000               $1,000

Tax Sheltered              $15,000               $1,000
Annuity


If the contract owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced accordingly.

If the contract owner elects the Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and expense risks, and for administrative expenses.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

There are several CDSC options that are available to contract owners at the time of application. The CDSC options each have different characteristics and costs. The charge associated with each option is charged as a percentage of the daily net assets of the variable account. They are as follows:

         OPTION              CONTRACT TYPE        CHARGE
         ------              -------------        ------
Five Year CDSC Option      All*                    0.15%

Additional Withdrawal      All                     0.10%
Without Charge and
Disability Waiver

10 Year and Disability     Tax Sheltered           0.05%
Waiver                     Annuities

Hardship Waiver            Tax Sheltered           0.15%
                           Annuities

*In the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

If the contract owner elects the Reduced Purchase Payment Option at the time of application, Nationwide will reduce the minimum purchase payment to $1,000 and subsequent purchase payments to $25. In return for this reduction, Nationwide will deduct an additional charge at an annualized rate of 0.25% of the daily net assets of the variable account. This option is not available for contracts issued as Investment-only Contracts.

Optional death benefits are available under the contract at the time of application. For contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications, Nationwide will deduct an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account if the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection is elected or a charge at an annualized rate of 0.20% of the daily net assets of the variable account if the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection is elected. For contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the contract options listed above, Nationwide will deduct a charge at an annualized rate of 0.05% of the daily net assets of the variable account if the One-Year Step Up Death Benefit is elected, or a charge at an annualized rate of 0.10% of the daily net assets of the variable account if the 5% Enhanced Death Benefit is elected.

Effective January 2, 2001, two Guaranteed Minimum Income Benefit options are available under the contract at the time of application. If the contract owner elects one of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annualized rate of 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen (see "Guaranteed Minimum Income Benefit Options").

An Extra Value Option is available under the contract at the time of application. If the contract owner elects the Extra Value Option, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account. Nationwide will discontinue deducting this charge 7 years from the date the contract was issued. Additionally, allocations made to the fixed account or to the Guaranteed Term Options for the first 7 contract years will be assessed a fee of 0.45%. Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account for the first 7 contract years will be lowered by 0.45% due to the assessment of this charge. Once the Extra Value Option is elected, it may not be revoked (see "Extra Value Option").

A Beneficiary Protector Option is available for contracts with ANNUITANTS who are age 70 or younger at the time the option is elected. If the contract owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account. Additionally, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Any guaranteed interest rate of return for assets in the Guarantee Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge (see "Beneficiary Protector Option").

Except for the charge assessed for the Extra Value Option, upon annuitization of the contract, any amounts assessed for any optional benefits will be waived and only those charges applicable to the base contract will be assessed. For contracts with the Extra Value Option, the charge for that option will be assessed for 7 years from the date the contract was issued.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. Annuity payments will be based on the annuity payment option elected prior to annuitization (see "Annuity Payment Options").

TAXATION

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

FINANCIAL STATEMENTS


Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 3 of this prospectus.


CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to

Appendix B for information regarding the minimum and maximum class of accumulation unit values. All classes of accumulation unit values may be obtained FREE OF CHARGE by contacting Nationwide's home office at the telephone number listed on page 3 of this prospectus.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

TYPES OF CONTRACTS

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

CHARITABLE REMAINDER TRUSTS


Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code. For this contract, Charitable Remainder Trusts are treated differently than Non-Qualified Contracts in three respects:



      1) Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:



            a)    the contract value on the day before the withdrawal; and



            b) the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).



      2) Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.



      3) Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.



While these terms are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.


INDIVIDUAL RETIREMENT ANNUITIES ("IRAS")

Individual Retirement Annuities are contracts that satisfy the following requirements:

-     the contract is not transferable by the owner;

-     the premiums are not fixed;

- the annual premium cannot exceed $3,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities and other IRAs can be received);

- certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

- the entire interest of the owner in the contract is nonforfeitable; and o after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.


INVESTMENT-ONLY CONTRACTS (QUALIFIED PLANS)


Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

ROTH IRAS

Roth IRA contracts are contracts that satisfy the following requirements:

-     the contract is not transferable by the owner;

-     the premiums are not fixed;

- the annual premium cannot exceed $3,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

-     the entire interest of the owner in the contract is nonforfeitable; and

- after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

SIMPLIFIED EMPLOYEE PENSION IRAS ("SEP IRAS")

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as for an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

-     minimum participation rules;

-     top-heavy contribution rules;

-     nondiscriminatory allocation rules; and

-     requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

SIMPLE IRAS

A Simple IRA is an individual retirement annuity which is funded exclusively by a qualified salary reduction arrangement and satisfies:

-     vesting requirements;

-     participation requirements; and

-     administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple
IRA.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.

These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-7 is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on July 22, 1994, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other sub-account contains shares attributable to accumulation units under Investment-only Contracts, Individual Retirement Annuities, SEP IRAs, Simple IRAs, Roth IRAs, and Tax Sheltered Annuities.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

      1) shares of a current underlying mutual fund are no longer available for investment; or

      2)    further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

GUARANTEED TERM OPTIONS

Guaranteed Term Options are separate investment options under the contract. A Guaranteed Term Option prospectus should be read along with this prospectus. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000. Allocations to the Guaranteed Term Options are not subject to variable account charges.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.
Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option(s) UNLESS a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on current interest rate fluctuations. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. When actual interest rates are higher than the guaranteed rate, a market value adjustment would reduce the value of the amount distributed. When actual interest rates are lower than the guaranteed rate, the value of the amount distributed would increase.

For contract owners that elect the Extra Value Option, allocations made to the Guaranteed Term Options for the first seven contract years will be assessed a fee of 0.45%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options for the first seven contract years will be lowered by 0.45% due to the assessment of this charge.

For contract owners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

Guaranteed Term Options may not be available in every state.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by the assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts. The general account is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to accuracy and completeness of prospectus disclosure.

Purchase payments will be allocated to the fixed account by election of the contract owner.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

- New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

- Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

- Renewal Rate - The rate available for maturing fixed account allocations which are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

- Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 3.0% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.

Charges Assessed for Certain Contract Options

All guaranteed interest rates credited to the fixed account will be determined as described above. Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same guaranteed rate of interest as a contract with no optional benefits. However, for contract owners that elect the Extra Value Option and/or the Beneficiary Protector Option, a charge for each option is assessed to assets in the fixed account. Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below.

For contract owners that elect the Extra Value Option, payments or transfers made to the fixed account will, for the first 7 contract years, be assessed a fee of 0.45%. Consequently, any guaranteed interest rate of return for assets in the fixed account will be lowered by 0.45% due to the assessment of this charge.

For contract owners that elect, or have elected, the Beneficiary Protector Option, payments or transfers made to the fixed account will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the fixed account will be lowered by 0.40% due to the assessment of this charge.

Although there is a fee assessed to the assets in the fixed account for contract options listed above, Nationwide guarantees that the guaranteed interest rate credited to any assets in the fixed account will never be less than 3.0% for any given year.

STANDARD CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis and is equal to an annualized rate of 0.95% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits, for which there are separate charges.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

  NUMBER OF COMPLETED YEARS                 CDSC
FROM DATE OF PURCHASE PAYMENT            PERCENTAGE
-----------------------------            ----------
              0                              7%

              1                              7%

              2                              6%

              3                              5%

              4                              4%

              5                              3%

              6                              2%

              7                              0%

The CDSC is used to cover sales expenses, including commissions (maximum of 6.5% of purchase payments), production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

      a) 10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver); or

      b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

      1) upon the annuitization of contracts which have been in force for at least 2 years;

      2)    upon payment of a death benefit; or

      3) from any values which have been held under a contract for at least 7 years (5 years if the Five Year CDSC Option is elected).

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account, or the variable account.

A contract held by a Charitable Remainder Trust may withdraw CDSC-free the greater of (a) or (b) where:

      a) is the amount which would otherwise be available for withdrawal without a CDSC; and

      b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

1)    the time the contract is surrendered;

2)    annuitization; or

3)    such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

SHORT-TERM TRADING FEES


Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.



Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large marjority of contract owners not engaged in such strategies.



Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.



For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Short-Term Trading Fees" earlier in this prospectus.



If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.



When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.



Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:



- scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;



-     contract loans or surrenders, including CDSC-free withdrawals; or



-     transfers made upon annuitization of the contract.



New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.


OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS

Except for the charge assessed for the Extra Value Option, upon annuitization of the contract, any amounts assessed for any optional benefits will be waived and only those charges applicable to the base contract will be assessed. For contracts with the Extra Value Option, the charge for that option will be assessed for 7 years from the date the contract was issued.

REDUCED PURCHASE PAYMENT OPTION

If the contract owner chooses the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the daily net assets of the variable account. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25. This option is not available for Investment-only Contracts.

The contract owner may elect to terminate this option if, throughout a period of at least two years and continuing until such election, the total of all purchase payments, less surrenders, is maintained at $25,000 or more.

The election to terminate the option must be submitted in writing on a form provided by Nationwide. Termination of the option will occur as of the date on the election form, and the charge for the option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.

CDSC OPTIONS AND CHARGES

Five Year CDSC Option

For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, the contract owner may choose the Five Year CDSC Option. Under this option, CDSC will not exceed 7% of purchase payments surrendered.

The Five Year CDSC Option applies as follows:

 NUMBER OF COMPLETED YEARS FROM              CDSC
    DATE OF PURCHASE PAYMENT              PERCENTAGE
------------------------------            ----------
               0                              7%

               1                              7%

               2                              6%

               3                              4%

               4                              2%

               5                              0%

For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

Additional Withdrawal Without Charge and Disability Waiver

Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account, the contract owner can withdraw an additional 5% of total purchase payments each year without incurring a CDSC. This would allow the contract owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.

This option also contains a disability waiver. Nationwide will waive CDSC if a contract owner (or annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

Additional CDSC Waiver Options for Tax Sheltered Annuities

      10 Year and Disability Waiver

      For an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:

            1) the contract owner has been the owner of the contract for 10 years; and

            2) the contract owner has made regular payroll deferrals during the entire contract year for at least 5 of those 10 years.

      This option also contains a disability waiver. Nationwide will waive CDSC if the contract owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

      Hardship Waiver

      For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the contract owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The contract owner may be required to provide proof of hardship.

      If this waiver becomes effective, no additional purchase payments may be made to the contract.

DEATH BENEFIT OPTIONS

The following death benefit options are available with the contracts. Not all of the death benefit options may be available in every state.

THE FOLLOWING BENEFITS ARE AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF JANUARY 2, 2001 OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS.

If the contract owner chooses an optional death benefit, Nationwide will deduct an additional charge equal to an annualized rate of either 0.15% (for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection) or 0.20% (for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection) of the daily net assets of the variable account, depending upon which option was chosen. Each benefit is described below.

One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

      1)    the contract value;

      2) the total of all purchase payments, less an adjustment for amounts surrendered; or

      3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

      1)    the contract value;

      2) the total of all purchase payments, less an adjustment for amounts surrendered;

      3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

      4)    the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Spousal Protection Feature

Each of the previously described death benefit options has a Spousal Protection Feature - there is no additional charge for this feature. The Spousal Protection Feature allows the surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. The Spousal Protection Feature is available only for contracts issued as Non-Qualified Contracts, IRAs and Roth IRAs, provided the following conditions are satisfied:

1) One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner. For contracts issued as IRAs or Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the sole contract owner;

2)    The spouses must be co-annuitants;

3) Both co-annuitants must be age 85 or younger at the time the contract is issued;

4)    The spouses must each be named as beneficiaries;

5) No person other than a spouse may be named as contract owner, annuitant or primary beneficiary;

6) If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for contracts issued as IRAs or Roth IRAs, this person will be the contract owner);

7) If a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner. If the chosen death benefit is higher than the contract value at the time of death, the contract value will be adjusted to equal the applicable death benefit amount. The surviving spouse may then name a new beneficiary but may not name another co-annuitant; and

8) If a co-annuitant is added at any time after the election of the optional death benefit rider, a copy of the certificate of marriage must be provided to the home office. In addition, the date of marriage must be after the election of the death benefit option.

THE FOLLOWING BENEFITS ARE AVAILABLE FOR CONTRACTS ISSUED PRIOR TO JANUARY 2, 2001 OR ON A DATE PRIOR TO WHICH STATE INSURANCE AUTHORITIES APPROVE THE CONTRACT MODIFICATIONS LISTED ABOVE.

If the contract owner chooses an optional death benefit, Nationwide will deduct a charge equal to an annualized rate of either 0.05% (for the One-Year Step Up Death Benefit) or 0.10% (for the 5% Enhanced Death Benefit) of the daily net assets of the variable account, depending upon which option was chosen. Each benefit is described below.

One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

      1)    the contract value;

      2) the total of all purchase payments, less an adjustment for amounts surrendered; or

      3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) or the partial surrender(s).

5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

      1)    the contract value; or

      2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

IN ADDITION, ALL OPTIONAL DEATH BENEFITS HAVE A LONG TERM CARE FACILITY AND TERMINAL ILLNESS BENEFIT AVAILABLE AT NO ADDITIONAL CHARGE PROVIDED THE CONDITIONS DESCRIBED BELOW ARE SATISFIED.

No CDSC will be charged if:

      1)    the third contract anniversary has passed; and

      2) the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

      3) the contract owner has been diagnosed by a physician to have a terminal illness; and

      4) Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above. For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision. If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS

The contract owner can purchase one of two Guaranteed Minimum Income Benefit ("GMIB") options at the time of application. If elected, Nationwide will deduct an additional charge at an annualized rate of either 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen. GMIB options provide for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances. A GMIB may afford protection against unfavorable investment performance.

EXTRA VALUE OPTION

The Extra Value Option may not be available in all states. Applicants should be aware of the following prior to electing the Extra Value Option:

1. Electing the Extra Value Option will be beneficial for contract owners only if the investment performance of the underlying mutual funds and the rate of return in the fixed account and Guaranteed Term Options is great enough to compensate for the reduction in contract value due to the 0.45% charge;

2. Nationwide may make a profit from the charge assessed by the Extra Value Option;

3. Because the 0.45% charge associated with the Extra Value Option will be assessed against the entire variable account value for the first seven (7) contract years, contract owners who anticipate making additional purchase payments after the first contract year should carefully examine the Extra Value Option and consult their financial adviser regarding its desirability;

4.    Once the Extra Value Option is elected, it may not be revoked; and

5. Nationwide may recapture all or part of the amount credited in the event of early surrenders, including revocation of the contract during the contractual free-look period.

For an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account, the contract owner can purchase an Extra Value Option at the time of application. Nationwide may reduce this charge. Allocations made to the fixed account or to the Guaranteed Term Options for the first 7 contract years will be assessed a fee of 0.45%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account for the first 7 contract years will be lowered by 0.45% due to the assessment of this charge.

In exchange, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. This credit is funded from Nationwide's general account. The amount credited will be allocated among the sub-accounts, the fixed account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract.

The option of electing the Extra Value Option allows prospective contract owners to choose between two different variable account charge structures for the first 7 years of the contract.

If the credit is elected and no additional contract options are elected, the total variable account charges under the contract will be an annualized rate of 1.40% of the daily net assets of the variable account for the first 7 years of the contract. If the Extra Value Option is not elected, total variable account charges will be an annualized rate of 0.95% (assuming no other contract options are elected) of the daily net assets of the variable account for the first 7 years of the contract and thereafter.

Under these circumstances, the decision to elect or decline the Extra Value Option will depend primarily on whether the prospective contract owner believes it is more advantageous to have:

a) a 1.40% variable account charge for the first 7 years of the contract, plus the Extra Value Option credit; or

b) a 0.95% variable account charge for the first 7 years of the contract, without the Extra Value Option credit.

The following table demonstrates hypothetical rates of return for contracts with the Extra Value Option and no other optional benefits (total variable account charges of 1.40%) and contracts with no additional contract options (total variable account charges of 0.95%). The figures are based upon:

      a) a $100,000 initial purchase payment with no additional purchase payments;

      b) the deduction of variable account charges at an annualized rate of 0.95% (base contract) and 1.40% (contract with only the Extra Value Option) of the daily net assets of the variable account; and

      c) an assumed annual rate of return before charges of 7.75% for all years for a period of 10 years.

                              7.75% RATE OF RETURN

            CONTRACT     BASE CONTRACT      CONTRACT WITH EXTRA
              YEAR        (0.95% TOTAL      VALUE OPTION (1.40%
                         ASSET CHARGES)     TOTAL ASSET CHARGES)
            --------     -------------      -------------------
                1           $106,727              $109,465

                2           $113,906              $116,336

                3           $121,568              $123,638

                4           $129,745              $131,399

                5           $138,472              $139,647

                6           $147,787              $148,412

                7           $157,728              $157,728

                8           $168,337              $168,337

                9           $179,661              $179,661

               10           $191,746              $191,746

Generally, the higher the rate of return, the more advantageous the Extra Value Option becomes and vice versa. The table above assumes no additional purchase payments are made to the contract after the first contract anniversary. If subsequent purchase payments are made to the contract after the first contract anniversary, (assuming a rate of return of 7.75%), the number of contract years needed to "break-even" increases in direct correlation with the amount of subsequent purchase payments made to the contract after the first contract anniversary.

Amounts credited to the contract in connection with the Extra Value Option may be recaptured if:

      a) the contract owner elects to surrender the contract pursuant to the contractual free-look provisions; or

      b) withdrawals that are subject to a CDSC are taken before the end of the 7th contract year.

If the contract is surrendered pursuant to the contractual free look, Nationwide will recapture the full credited amount. In certain states which require the return of purchase payments and for all contracts issued as Individual Retirement Annuities, upon the exercise of the contractual free look, the full amount will be recaptured, but under no circumstances will the amount returned be less than purchase payments made to the contract.

After the free look period and before the 7th contract anniversary, any amounts withdrawn from the contract that are subject to a CDSC subjects a part of the amount credited to recapture. For example, if a contract owner withdraws 13% of purchase payments made within the first contract year, 3% of the amount credited will be recaptured by Nationwide, since the contract owner may withdraw only 10% of purchase payments without a CDSC. This means that the percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC. The amount recaptured will be taken from the sub-accounts, the fixed account and/or the Guaranteed Term Options in the same proportion as allocated by the contract owner at the time of the withdrawal.

For contracts issued in the State of New York, after the free look period and before the 7th contract anniversary, amounts credited under the contract may be recaptured whenever withdrawals are made that are subject to a CDSC in accordance with the following:



                                           (Extra Value Amount)
                  Contract               Percentage of First Year
                   Years                     Purchase Payments
                  --------               ------------------------
                  1 and 2                           3%

                 3,4 and 5                          2%

                  6 and 7                           1%

                After Year 7                        0%

The percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC. The amount recaptured will be taken from the sub-accounts and the fixed account in the same proportion as allocated by the contract owner at the time of the withdrawal.

NO AMOUNT CREDITED WILL BE SUBJECT TO RECAPTURE IF THE WITHDRAWAL IS NOT SUBJECT TO A CDSC OR IF A DISTRIBUTION IS TAKEN AS A RESULT OF DEATH, ANNUITIZATION, OR TO MEET MINIMUM DISTRIBUTION REQUIREMENTS UNDER THE INTERNAL REVENUE CODE. IN ADDITION, NO RECAPTURE WILL TAKE PLACE AFTER THE 7TH CONTRACT YEAR.

After the end of the first 7 contract years, the 0.45% charge for the Extra Value Option will no longer be assessed and the amount credited will be fully vested. Nationwide intends to administer the removal of the 0.45% charge by decreasing the number of units and increasing the unit value of the sub-accounts in which the contract owner was invested at the end of the seventh contract year. The elimination of the 0.45% charge and the adjustment in the number of units and unit values will not affect contract owners' contract values.

BENEFICIARY PROTECTOR OPTION

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may purchase a Beneficiary Protector Option. Allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge.

The Beneficiary Protector Option provides that upon the death of the annuitant and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract. If the Beneficiary Protector Option is elected with a contract that also has spouses designated as annuitant and co-annuitant, the term annuitant shall mean the person designated as the annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit unless the co-annuitant is also the beneficiary.

The Beneficiary Protector Option is credited to the contract upon the death of the annuitant. Upon the death of the annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

a)    terminate the contract; or

b) continue the contract in accordance with the "Required Distributions" section.

Once the credit is applied to the contract, the 0.40% charge for the credit will no longer be assessed.

The Beneficiary Protector Option is only available for contracts with annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application AND the ANNUITANT dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) - (b) - (c); where:

a = the contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b = purchase payments, proportionately adjusted for withdrawals; and

c = any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the ANNUITANT dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected = (a) - (b) - (c) - (d), where:

a = contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b = the contract value on the date the option is elected, proportionately adjusted for withdrawals;

c = purchase payments made after the option is elected, proportionately adjusted for withdrawals; and

d = any adjustment for a death benefit previously credited to the contract after the option is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the annuitant's 85th birthday, then:

a) Nationwide will credit an amount equal to 4% of the contract value on the contract anniversary to the contract;

b)    the benefit will terminate and will no longer be in effect; and

c)    the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated among the sub-accounts of the variable account, the fixed account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

      -     on a Nationwide form;

      -     signed by the contract owner; and

      -     received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

      -     joint owners can only be named for Non-Qualified Contracts;

      - joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

      - the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

      - an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

      - Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract if a contract owner who is NOT the annuitant dies before the annuitization date, and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, (age 82 or younger if electing a Guaranteed Minimum Income Benefit option) unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner and/or contingent annuitant. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS


               CONTRACT         MINIMUM INITIAL     MINIMUM SUBSEQUENT
                 TYPE           PURCHASE PAYMENT         PAYMENTS
               --------         ---------------     ------------------
         Charitable                 $15,000               $1,000
         Remainder Trust

         IRA                        $15,000               $1,000

         Investment only            $15,000               $1,000

         Non Qualified              $15,000               $1,000

         Roth IRA                   $15,000               $1,000

         SEP IRA                    $15,000               $1,000

         Simple IRA                 $15,000               $1,000

         Tax Sheltered              $15,000               $1,000
         Annuity


Subsequent purchase payments are not permitted for contracts issued in the State of Oregon, and may not be permitted in other states under certain circumstances.

If the contract owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced accordingly.

If the contract owner elects the Extra Value Option, amounts credited to the contract may not be used to meet the minimum initial and subsequent purchase payment requirements.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

-     New Year's Day
-     Martin Luther King, Jr. Day
-     Presidents' Day
-     Good Friday
-     Memorial Day
-     Independence Day
-     Labor Day
-     Thanksgiving
-     Christmas

Nationwide also will not price purchase payments if:

      1)    trading on the New York Stock Exchange is restricted;

      2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

      3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts, the fixed account, and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts, fixed account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

      1) the value of amounts allocated to the sub-accounts of the variable account;

      2)    amounts allocated to the fixed account; and

      3)    amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account, the fixed account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

      a)    is the sum of:

            1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

            2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period); and

      b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

      c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annualized rate ranging from 0.95% to 3.15% of the daily net assets of the variable account, depending on which contract features the contract owner chooses.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

      1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn;

      2)    adding any interest earned on the amounts allocated; and

      3)    subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

      1) adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

      2) adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

      3)    subtracting charges deducted in accordance with the contract.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account to the Variable Account or to a Guaranteed Term Option

Fixed account allocations may be transferred to the variable account or to a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account or to a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account to the variable account under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Variable account allocations may be transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, under no circumstances will the transfer limit be less than 10% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit. However, where permitted by state law, Nationwide reserves the right to refuse transfers or purchase payments to the fixed account (whether from the variable account or a Guaranteed Term Option) when the fixed account value is equal to or greater than 30% of the contract value at the time the purchase payment is made or the transfer is requested.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

Allocations may be transferred among the sub-accounts once per valuation period.

Transfers involving sub-accounts may be subject to restrictions or requirements imposed by the underlying mutual fund. Such restrictions or requirements may include the assessment of short-term trading fees in connection with transfers from a sub-account that occur within 60 days following the date of allocation to the sub-account. These short-term trading fees will equal 1% of the amount determined to be engaged in short-term trading and will be deducted from the contract owner's sub-account value. Short-term trading fees will only apply to those sub-accounts corresponding to the underlying mutual funds that explicitly require the assessment of such fees. Refer to the prospectus for the underlying mutual funds for more information.

Additionally, Nationwide reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect contract owners, annuitants and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some contract owners (or third parties acting on their behalf).

If Nationwide determines that a contract owner (or a third party acting on the contract owner's behalf) is engaging in harmful short-term trading, Nationwide reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified contract owners to submit transfer requests via telephone, facsimile, or over the internet. If Nationwide exercises this right, affected contract owners would be limited to submitting transfer requests via U.S. mail. Any action taken by Nationwide pursuant to this provision will be preceded by a 30 day written notice to the affected contract owner.

TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers may only be made on the anniversary of the annuitization date.

TRANSFER REQUESTS

Nationwide will accept transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions received are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to contract owners.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days after the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the Guaranteed Term Options. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All Individual Retirement Annuity, SEP IRA, Simple IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Contract owners who have elected the Extra Value Option and subsequently terminate the contract under the free look provision will forfeit any amounts credited to the contract. For those jurisdictions that allow a return of contract value, the contract owner will retain any earnings attributable to the amount credited; all losses attributable to the amount credited will be incurred by Nationwide.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

If the Extra Value Option is elected, and the amount withdrawn is subject to a CDSC, then for the first 7 contract years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the 7th contract year. The amount credited will not, however, be subject to recapture if a withdrawal not subject to the CDSC is being made (see "Extra Value Option").

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The contract owner may take the CDSC from either:

      a)    the amount requested; or

      b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

The CDSC deducted is a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to subsequent CDSC.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

-     variable account charges;

-     underlying mutual fund charges;

-     the investment performance of the underlying mutual funds;

-     amounts allocated to the fixed account and any interest credited; and

- any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

A CDSC may apply.

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code
      Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (as described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

      1) when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

      2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

B)    The surrender limitations described in Section A also apply to:

      1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

      2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

      3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C) Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

      -     the participant dies;

      -     the participant retires;

      -     the participant terminates employment due to total disability; or

      - the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Tax Sheltered Annuities. Contract owners of Tax Sheltered Annuities can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM & MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

                         CONTRACT     MAXIMUM OUTSTANDING LOAN
                         VALUES       BALANCE ALLOWED
                         ------       ---------------
        NON-ERISA PLANS  up to        up to 80% of contract value
                         $20,000      (not more than $10,000)

                         $20,000      up to 50% of contract value
                         and over     (not more than $50,000*)

        ERISA PLANS      All          up to 50% of contract value
                                      (not more than $50,000*)

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

MAXIMUM LOAN PROCESSING FEE

Nationwide may charge a loan processing fee at the time each new loan is processed. If assessed, this fee will not exceed $25 per loan processed. The loan processing fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a loan processing fee.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment. No CDSC will be deducted on transfers related to loan processing.

LOAN INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The interest rate is guaranteed never to fall below 3.0%.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the GVIT - Gartmore GVIT Money Market Fund: Class I unless the contract owner directs otherwise.

DISTRIBUTIONS & ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

      -     the contract is surrendered;

      -     the contract owner/annuitant dies;

      - the contract owner who is not the annuitant dies prior to annuitization; or

      -     annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD & LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, SEP IRAs, Simple IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Requests for Asset Rebalancing must be on a Nationwide form.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity. Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.


Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account, the Fidelity VIP High Income Portfolio: Service Class 2, GVIT Gartmore GVIT Government Bond Fund: Class I, and GVIT Gartmore GVIT Money Market Fund: Class I to any other underlying mutual fund. Dollar Cost Averaging transfers may not be directed to Guaranteed Term Options.


Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A Dollar Cost Averaging program which transfers amounts from the fixed account to the variable account is not the same as an Enhanced Rate Dollar Cost Averaging program. Contract owners that wish to utilize Dollar Cost Averaging from the fixed account should first inquire whether any Enhanced Rate Dollar Cost Averaging programs are available.

Nationwide may be required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging

Nationwide may, from time to time, offer Enhanced Rate Dollar Cost Averaging programs. Contract owners may participate in this program if their contract value is $10,000 or more. Dollar Cost Averaging transfers for this program may only be made from the fixed account. Such Enhanced Rate Dollar Cost Averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the GVIT Gartmore GVIT Money Market Fund: Class I.

Nationwide may be required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

SYSTEMATIC WITHDRAWALS

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

      1) 10% of all purchase payments made to the contract as of the withdrawal date (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver);

      2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

      3) a percentage of the contract value based on the contract owner's age, as shown in the table below:


               CONTRACT OWNER'S               PERCENTAGE OF
                     AGE                     CONTRACT VALUE
               ----------------               -------------
                Under age 59 1/2                   5%

            Age 59 1/2 through age 61              7%

            Age 62 through age 64                  8%

            Age 65 through age 74                  10%

               Age 75 and over                     13%

Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new Systematic Withdrawals programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic Withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

-     the age (or date) specified in your contract; or

-     the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions").

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

      1)    an annuity payment option; and

      2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

      1)    deducting applicable premium taxes from the total contract value;
            then

      2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

                      A VARIABLE PAYMENT ANNUITY MAY NOT BE
                      ELECTED WHEN EXERCISING A GUARANTEED
                         MINIMUM INCOME BENEFIT OPTION.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

      1)    deducting applicable premium taxes from the total contract value;
            then

      2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

      1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then


      2) multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.


Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges may only be made on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

      - the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

      - an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS

A GMIB is a benefit which ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.

How the Guaranteed Annuitization Value is Determined

There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on which option the contract owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) - (b), but will never be greater than 200% of all purchase payments, where:

      a) is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant's 86th birthday; and

      b) is the reduction to (a) due to surrenders made from the contract. All such reductions will be proportionately the same as the reductions to the contract value caused by surrenders. For example, a surrender which reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Special Restrictions for GMIB Option 1

After the first contract year, if the value of the contract owner's fixed account allocation becomes greater than 30% of the contract value in any contract year due to:

      1)    the application of additional purchase payments;

      2)    surrenders; or

      3)    transfers from the variable account,

then 0% interest will accrue in that contract year for purposes of calculating the Guaranteed Annuitization Value.

If the contract owner's fixed account allocation becomes greater than 30% of the contract value solely as a result of fluctuations in the value of the variable account, then interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest contract value on any contract anniversary occurring prior to the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

GMIB Option 1 Illustrations

The following charts illustrate the amount of income that will be provided to an annuitant if the contract owner annuitizes the contract at the 7th, 10th or 15th contract anniversary date, using GMIB Option 1.

The illustrations assume the following:

      - An initial purchase payment of $100,000 is made to the contract and allocated to the variable account;

      - There are no surrenders from the contract or transfers to the fixed account (raising the fixed account value to greater than 30% of the contract value);

      -     The contract is issued to a MALE at age 55, 65 or 70; and

      - A Life Annuity with 120 Months Guaranteed Fixed Payment Annuity Option is elected.

                              7 Years in Accumulation
                     $140,710.04 for GMIB at Annuitization

             Male Age at     Male Age at   GMIB Purchase
                Issue       Annuitization      Rate*       Monthly GMIB
             -----------     -----------   -------------   ------------
                 55              62            $4.72         $664.15

                 65              72            $5.96         $838.63

                 70              77            $6.79         $955.42

                            10 Years in Accumulation
                      $162,889.46 for GMIB at Annuitization

       Male Age at     Male Age at    GMIB Purchase
          Issue       Annuitization       Rate*       Monthly GMIB
       -----------    -------------   -------------   ------------
           55              65             $5.03          $819.33

           65              75             $6.44         $1,049.01

           70              80             $7.32         $1,192.35

                            15 Years in Accumulation
                      $200,000.00 for GMIB at Annuitization

      Male Age at     Male Age at     GMIB Purchase
         Issue       Annuitization        Rate*       Monthly GMIB
      -----------    -------------    -------------   ------------
           55              70             $5.66         $1,132.00

           65              80             $7.32         $1,464.00

           70              85             $8.18         $1,636.00

*Guaranteed monthly benefit per $1,000 applied.

The illustrations should be used as a tool to assist an investor in determining whether purchasing and exercising a GMIB option is right for them. The guaranteed purchase rates assumed in the illustrations may not apply in some states, or for contracts issued under an employer sponsored plan. Different guaranteed purchase rates will also apply for females, for males who annuitize at ages other than the ages shown above, or for annuitizations under other annuity payment options. Where different guaranteed purchase rates apply, GMIB amounts shown above will be different. In all cases, the guaranteed purchase rates used to calculate the GMIB will be the same as the purchase rates guaranteed in the contract for fixed annuitizations without the GMIB.

The purchase rates available in connection with annuitization options under a GMIB are minimum guaranteed purchase rates. Alternative purchase rates, which may be more favorable, may apply to annuitizations which occur without a GMIB option.

When the Guaranteed Annuitization Value May Be Used

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty day period following any contract anniversary:

      1)    after the contract has been in effect for 7 years; and

      2)    the annuitant has attained age 60.

Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value

The contract owner may elect any life contingent FIXED ANNUITY PAYMENT OPTION calculated using the guaranteed annuity purchase rates set forth in the contract. Such Fixed Annuity Payment Options include:

-     Life Annuity;

-     Joint and Last Survivor Annuity; and

-     Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

                            **PLEASE READ CAREFULLY**

-     The GMIB must be elected at the time of application.

- The annuitant must be age 82 or younger at the time the contract is issued.

- The GMIB is irrevocable and will remain for as long as the contract remains in force.


             IMPORTANT CONSIDERATIONS TO KEEP IN MIND REGARDING THE
                                  GMIB OPTIONS

While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS and should be understood completely and analyzed thoroughly before being elected.

      - A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

      - Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

      - The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.

      - Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.

      -     The GMIB may not be approved in all state jurisdictions.

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

1) LIFE ANNUITY. An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2) JOINT AND SURVIVOR ANNUITY. An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED. An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

      The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. Individual Retirement Annuities and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

      1)    in a lump sum;

      2)    as an annuity; or

      3)    in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If no beneficiary survives the annuitant, the contingent beneficiary(ies) receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a contract owner/annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

Contract owners may select one of three death benefits available under the contract at the time of application (not all death benefit options may be available in all states). If no selection is made at the time of application, the death benefit will be the Five-Year Reset Death Benefit.

The death benefit value is determined as of the date Nationwide receives:

      1)    proper proof of the annuitant's death;

      2)    an election specifying the distribution method; and

      3)    any state required form(s).

Five-Year Reset Death Benefit (Standard Contractual Death Benefit)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

      1)    the contract value;

      2) the total of all purchase payments, less an adjustment for amounts surrendered; or

      3) the highest contract value as of the most recent five year contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that five year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One Year Enhanced Death Benefit (Available for contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

      1)    the contract value;

      2) the total of all purchase payments, less an adjustment for amounts surrendered; or

      3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Greater of One-Year or 5% Enhanced Death Benefit (Available for contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

      1)    the contract value;

      2) the total of all purchase payments, less an adjustment for amounts surrendered;

      3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

      4)    the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Step Up Death Benefit (Available for contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

      1)    the contract value;

      2) the total of all purchase payments, less an adjustment for amounts surrendered; or

      3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) or the partial surrender(s).

5% Enhanced Death Benefit (Available for contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

      1)    the contract value; or

      2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

            The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

REQUIRED DISTRIBUTIONS

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

REQUIRED DISTRIBUTIONS - GENERAL INFORMATION

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, SIMPLE IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined pursuant to Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Proposed Treasury Regulation 1.401(a)(9)-5, Q&A 7.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

      1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

      2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

            a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

            b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is NOT a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

      a) the death of the annuitant will be treated as the death of a contract owner;

      b) any change of annuitant will be treated as the death of a contract owner; and

      c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES, INDIVIDUAL RETIREMENT ANNUITIES, SEP IRAS, SIMPLE IRAS, AND ROTH IRAS

Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

      a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

      b) a period not longer than the period determined under the table in Proposed Treasury Regulation 1.401(a)(9)-5, Q&A4, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Proposed Treasury Regulation 1.401(a)(9)-5, Q&A7.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For Individual Retirement Annuities, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity, SEP IRA or Simple IRA of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

      a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

      b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

      c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

      a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

      b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

      c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For Individual Retirement Annuities, SEP IRAs and Simple IRAs, a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

-     the type of contract purchased;

-     the purposes for which the contract is purchased; and

- the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

-     Individual Retirement Annuities;

-     SEP IRAs;

-     Simple IRAs;

-     Roth IRAs;

-     Tax Sheltered Annuities; and

-     Non-Qualified Contracts.

Individual Retirement Annuities, SEP IRAs and Simple IRAs

Distributions from Individual Retirement Annuities, SEP IRAs and Simple IRAs are generally taxed when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2 year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:

-     made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-     used for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule (see below) and meets one of the following requirements:

-     it is made on or after the date on which the contract owner attains age 59
      1/2;

- it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

-     it is attributable to the contract owner's disability; or

- it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includable in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-     made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-     for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-     made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-     for qualified higher education expenses;

- used for expenses attributable to the purchase of a home for a qualified first-time buyer; or

- made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

-     the result of a contract owner's death;

- the result of a contract owner's disability (as defined in the Internal Revenue Code);

- one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

-     is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural person rules do not apply to all entity-owned contracts. A contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural person rules also do not apply to contracts that are: o acquired by the estate of a decedent by reason of the death of the decedent; o issued in connection with certain qualified retirement plans and individual retirement plans; o purchased by an employer upon the termination of certain qualified retirement plans; or o immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

-     the distribution is made directly to another Tax Sheltered Annuity or IRA;
      or

- the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

- if the payee does not provide Nationwide with a taxpayer identification number; or

- if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

NON-RESIDENT ALIENS MARTIANS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

      1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

      2) provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

      1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

      2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

-     a transfer of the contract from one contract owner to another; or

-     a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

      a) an individual who is two or more generations younger than the contract owner; or

      b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

- who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

- who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

-     the failure to diversify was accidental;

-     the failure is corrected; and

-     a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

-     generally lowered federal income tax rates;

- increased the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

- increased the "portability" of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

-     eliminated and/or reduced the highest federal estate tax rates;

-     increased the estate tax credit;

-     for persons dying after 2009, repealing the estate tax.

However, all of these changes are scheduled to "sunset," or become ineffective after December 31, 2010, unless they are extended by additional legislation. If the sunset comes into effect, then thereafter the Internal Revenue Code would be restored to contain the provisions it would have had had EGTRRA never been enacted. [This creates a greater degree of uncertainty as to future tax requirements, and should be discussed with your independent tax and legal advisor.]

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

-     statements showing the contract's quarterly activity;

- confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

- semi-annual reports as of June 30 containing financial statements for the variable account; and

- annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.


On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. The class has not been certified. Nationwide intends to defend this lawsuit vigorously.



On August 15, 2001, Nationwide was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 5, 2001, the plaintiffs amended their complaint to include class action allegations. The plaintiffs seek to represent a class of plan trustees who purchased variable annuities to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from Nationwide which invested in mutual funds that were offered by separate mutual fund companies; that Nationwide was a fiduciary under ERISA and that Nationwide breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by Nationwide; and that Nationwide violated ERISA by replacing many of the mutual funds originally included in the plaintiffs' annuities with "inferior" funds because the new funds purportedly paid more in revenue sharing. The amended complaint seeks disgourgement of fees by Nationwide and other unspecified compensatory damages. On November 15, 2001, Nationwide filed a motion to dismiss the amended complaint, which has not been decided. On December 3, 2001, the plaintiffs filed a motion for class certification. On January 15, 2002, the plaintiffs filed a response to Nationwide's motion to dismiss the amended complaint. On February 22, 2002, Nationwide filed a reply in support of its motion to dismiss. The class has not been certified. Nationwide intends to defend this lawsuit vigorously.



There can be no assurance that any such litigation will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.

ADVERTISING

A "yield" and "effective yield" may be advertised for the GVIT Gartmore GVIT Money Market Fund: Class I and/or the Fidelity VIP Money Market Portfolio. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the money market fund's units. Yield is an annualized figure, which means that it is assumed that the money market fund generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

      -     precious metals;
      -     real estate;
      -     stocks and bonds;
      -     closed-end funds;
      -     bank money market deposit accounts and passbook savings;
      -     CDs; and
      -     the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

      -     S&P 500;
      -     Shearson/Lehman Intermediate Government/Corporate Bond Index;
      -     Shearson/Lehman Long-Term Government/Corporate Bond Index;
      -     Donoghue Money Fund Average;
      -     U.S. Treasury Note Index;
      -     Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and
      -     Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

      -     Lipper Analytical Services, Inc.;
      -     CDA/Wiesenberger;
      -     Morningstar;
      -     Donoghue's;
      -     magazines such as:
            -     Money;
            -     Forbes;
            -     Kiplinger's Personal Finance Magazine;
            -     Financial World;
            -     Consumer Reports;
            -     Business Week;
            -     Time;
            -     Newsweek;
            -     National Underwriter; and
            -     U.S. News and World Report;
      -     LIMRA;
      -     Value;
      -     Best's Agent Guide;
      -     Western Annuity Guide;
      -     Comparative Annuity Reports;
      -     Wall Street Journal;
      -     Barron's;
      -     Investor's Daily;
      -     Standard & Poor's Outlook; and
      -     Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts


Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise the sub-account's standardized average annual total return ("standardized return") calculated in a manner prescribed by the SEC, and non-standardized total return ("non-standardized return").



Standardized return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the 7 Year CDSC Option schedule and the variable account charges that would be assessed to a contract if the maximum number of optional benefits are chosen (3.15%). Standardized return does not reflect the deduction of state premium taxes, which may be imposed by certain states.



Non-standardized return is calculated similarly to standardized return except non-standardized return assumes an initial investment of $25,000, variable account charges of 0.95% and no CDSC. An assumed initial investment of $25,000 is used because that amount more accurately reflects the average contract size.

Both methods of calculation reflect total return for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the non-standardized total return illustrations will show the investment performance the underlying mutual funds would have achieved had they been available in the variable account for one of the periods. If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year) standardized and non-standardized performance is not annualized.



The standardized average annual total return and non-standardized total return quotations are calculated using underlying mutual fund expense data for the period ended December 31, 2001. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.

SUB-ACCOUNT PERFORMANCE SUMMARY FOR CONTRACTS ISSUED ON OR AFTER MAY 1, 2000 STANDARDIZED AVERAGE ANNUAL TOTAL RETURN


                                                                                                 10 Years or Date
                                                                                                  Fund Available
                                                                                                  in the Variable      Date Fund
                                                                      1 Year         5 Years          Account      Available in the
                      Sub-Account Option                           to 12/31/2001  to 12/31/2001    to 12/31/2001   Variable Account
                      ------------------                           -------------  -------------  ----------------  ----------------
Fidelity VIP Equity-Income Portfolio: Service Class 2                -13.95%              N/A          -4.79%          05/01/00

Fidelity VIP Growth Portfolio: Service Class 2                       -25.34%              N/A         -24.58%          05/01/00

Fidelity VIP High Income Portfolio: Service Class 2                  -19.99%              N/A         -23.79%          05/01/00

Fidelity VIP Money Market Portfolio                                   -5.43%            1.38%           1.57%          11/01/96

Fidelity VIP Overseas Portfolio: Service Class 2                     -28.31%              N/A         -26.79%          05/01/00

Fidelity VIP II Asset Manager Portfolio: Service Class 2             -13.19%              N/A         -11.77%          05/01/00

Fidelity VIP II Asset Manager: Growth Portfolio: Service Class 2     -16.09%              N/A         -17.77%          05/01/00

Fidelity VIP II Contrafund(R) Portfolio: Service Class 2             -20.48%              N/A         -17.50%          05/01/00

Fidelity VIP II Index 500 Portfolio                                  -20.15%              N/A           5.39%          01/20/97

Fidelity VIP II Investment Grade Bond Portfolio                       -1.27%            3.22%           3.33%          11/01/96

Fidelity VIP III Balanced Portfolio: Service Class 2                 -10.93%              N/A          -9.69%          05/01/00

Fidelity VIP III Dynamic Capital Appreciation Portfolio:             -35.01%              N/A         -37.53%          09/25/00
Service Class 2

Fidelity VIP III Growth & Income Portfolio: Service Class 2          -17.36%              N/A         -12.50%          05/01/00

Fidelity VIP III Growth Opportunities Portfolio: Service Class 2     -22.43%              N/A         -22.67%          05/01/00

Fidelity VIP III Mid Cap Portfolio: Service Class 2                  -12.41%              N/A          -2.05%          05/01/00


NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN


                                                                                                     10 Years
                                                                      1 Year         5 Years       to 12/31/2001       Date Fund
                      Sub-Account Option                           to 12/31/2001  to 12/31/2001   or Life of Fund      Effective
                      ------------------                           -------------  -------------   ---------------      ---------
Fidelity VIP Equity-Income Portfolio: Service Class 2                 -6.13%            8.20%          12.44%          10/09/86

Fidelity VIP Growth Portfolio: Service Class 2                       -18.65%           10.43%          12.24%          10/09/86

Fidelity VIP High Income Portfolio: Service Class 2                  -12.77%           -4.67%           4.19%          09/19/85

Fidelity VIP Money Market Portfolio                                    3.15%            4.32%           3.93%          04/01/82

Fidelity VIP Overseas Portfolio: Service Class 2                     -21.92%            1.66%           4.83%          01/28/87

Fidelity VIP II Asset Manager Portfolio: Service Class 2              -5.30%            6.05%           8.11%          09/06/89

Fidelity VIP II Asset Manager: Growth Portfolio: Service Class 2      -8.48%            5.33%           9.44%          01/03/95

Fidelity VIP II Contrafund(R) Portfolio: Service Class 2             -13.31%            9.25%          14.56%          01/03/95

Fidelity VIP II Index 500 Portfolio                                  -12.94%            9.30%          12.37%          08/27/92

Fidelity VIP II Investment Grade Bond Portfolio                        7.43%            6.20%           5.91%          12/05/88

Fidelity VIP III Balanced Portfolio: Service Class 2                  -2.81%            5.99%           7.37%          01/03/95

Fidelity VIP III Dynamic Capital Appreciation Portfolio:             -29.29%              N/A         -33.02%          09/25/00
Service Class 2

Fidelity VIP III Growth & Income Portfolio: Service Class 2           -9.88%            8.66%           8.67%          12/31/96

Fidelity VIP III Growth Opportunities Portfolio: Service Class 2     -15.46%            2.56%           8.29%          01/03/95

Fidelity VIP III Mid Cap Portfolio: Service Class 2                   -4.44%              N/A          23.70%          12/08/98



The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account effective January 2, 2001. Therefore, the sub-account performance reflects the reporting period from January 2, 2001 through December 31, 2001.



The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account effective June 1, 2001. Therefore, the sub-account performance reflects the reporting period from June 1, 2001 through December 31, 2001.


The following underlying mutual funds were added to the variable account effective February 14, 2002:


AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, Alliance Variable

Products Series Fund, Inc. - AllianceBernstein International Value Portfolio:
Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value
Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds
- Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, no sub-account performance is available.


The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no sub-account performance is available.

SUB-ACCOUNT PERFORMANCE SUMMARY FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2000 STANDARDIZED AVERAGE ANNUAL TOTAL RETURN


                                                                                                10 Years or Date
                                                                                                 Fund Available
                                                                                                 in the Variable     Date Fund
                                                                    1 Year          5 Years          Account       Available in the
                      Sub-Account Option                         to 12/31/2001   to 12/31/2001   to 12/31/2001    Variable Account
                      ------------------                         -------------   -------------  ----------------  -----------------
Fidelity VIP Equity-Income Portfolio: Service Class                -13.83%              N/A           0.04%          02/09/98

Fidelity VIP Growth Portfolio: Service Class                       -25.21%              N/A           3.46%          02/09/98

Fidelity VIP High Income Portfolio: Service Class                  -19.96%              N/A         -13.08%          02/09/98

Fidelity VIP Money Market Portfolio                                 -5.43%            1.38%           1.57%          11/01/96

Fidelity VIP Overseas Portfolio: Service Class                     -28.41%              N/A          -5.06%          02/09/98

Fidelity VIP II Asset Manager Portfolio: Service Class             -13.07%              N/A          -0.97%          02/09/98

Fidelity VIP II Asset Manager: Growth Portfolio: Service Class     -16.01%              N/A          -2.87%          02/09/98

Fidelity VIP II Contrafund(R) Portfolio: Service Class             -20.38%              N/A           2.20%          02/09/98

Fidelity VIP II Index 500 Portfolio                                -20.15%              N/A           5.39%          01/20/97

Fidelity VIP II Investment Grade Bond Portfolio                     -1.27%            3.22%           3.33%          11/01/96

Fidelity VIP III Balanced Portfolio: Service Class                 -10.80%              N/A          -1.41%          02/09/98

Fidelity VIP III Dynamic Capital Appreciation Portfolio:           -35.01%              N/A         -36.75%          10/02/00
Service Class

Fidelity VIP III Growth & Income Portfolio: Service Class          -17.22%              N/A           0.29%          02/09/98

Fidelity VIP III Growth Opportunities Portfolio: Service Class     -22.25%              N/A          -7.11%          02/09/98

Fidelity VIP III Mid Cap Portfolio: Service Class                  -12.28%              N/A          19.09%          01/11/99


NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN


                                                                                                   10 Years
                                                                    1 Year         5 Years       to 12/31/2001      Date Fund
                      Sub-Account Option                         to 12/31/2001  to 12/31/2001   or Life of Fund     Effective
                      ------------------                         -------------  -------------   ---------------     ---------
Fidelity VIP Equity-Income Portfolio: Service Class                 -6.00%            8.26%          12.48%          10/09/86

Fidelity VIP Growth Portfolio: Service Class                       -18.51%           10.50%          12.27%          10/09/86

Fidelity VIP High Income Portfolio: Service Class                  -12.74%           -4.62%           4.22%          09/19/85

Fidelity VIP Money Market Portfolio                                  3.15%            4.32%           3.93%          04/01/82

Fidelity VIP Overseas Portfolio: Service Class                     -22.02%            1.67%           4.83%          01/28/87

Fidelity VIP II Asset Manager Portfolio: Service Class              -5.16%            6.11%           8.14%          09/06/89

Fidelity VIP II Asset Manager: Growth Portfolio: Service Class      -8.39%            5.38%           9.48%          01/03/95

Fidelity VIP II Contrafund(R) Portfolio: Service Class             -13.20%            9.30%          14.60%          01/03/95

Fidelity VIP II Index 500 Portfolio                                -12.94%            9.30%          12.37%          08/27/92

Fidelity VIP II Investment Grade Bond Portfolio                      7.43%            6.20%           5.91%          12/05/88

Fidelity VIP III Balanced Portfolio: Service Class                  -2.66%           -6.05%           7.41%          01/03/95

Fidelity VIP III Dynamic Capital Appreciation Portfolio:           -29.29%              N/A         -33.02%          09/25/00
Service Class

Fidelity VIP III Growth & Income Portfolio: Service Class           -9.72%            8.73%           8.73%          12/31/96

Fidelity VIP III Growth Opportunities Portfolio: Service Class     -15.26%            2.63%           8.34%          01/03/95

Fidelity VIP III Mid Cap Portfolio: Service Class                   -4.29%              N/A          23.83%          12/08/98



The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account effective January 2, 2001. Therefore, the sub-account performance reflects the reporting period from January 2, 2001 through December 31, 2001.



The Fidelity VIP Value Portfolio: Service Class was added to the variable account effective June 1, 2001. Therefore, the sub-account performance reflects the reporting period from June 1, 2001 through December 31, 2001.


The following underlying mutual funds were added to the variable account effective February 14, 2002:


AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equtiy Fund: Series II Shares, Alliance Variable

Products Series Fund, Inc. - AllianceBernstein International Value Portfolio:
Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value
Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds
- Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, no sub-account performance is available.


The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no sub-account performance is available.


            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


                                                                             PAGE
General Information and History............................................     1
Services...................................................................     1
Purchase of Securities Being Offered.......................................     1
Underwriters...............................................................     2
Calculations of Performance................................................     2
Annuity Payments...........................................................     3
Condensed Financial Information............................................     4
Financial Statements.......................................................   134

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AIM VARIABLE INSURANCE FUNDS

AIM Variable Insurance Funds is an open-end, series, management investment company organized as a Maryland trust. Pursuant to an agreement and plan of reorganization, AIM Variable Insurance Funds was reorganized on May 1, 2000 as a Delaware business trust. The Funds are currently offered to insurance company separate accounts to fund benefits of variable annuity contracts and variable life insurance policies. A I M Advisors, Inc. ("AIM") serves as the Funds' investment adviser.

      AIM V.I. BASIC VALUE FUND: SERIES II SHARES


      Investment Objective: Long-term growth of capital. The Fund pursues its objective by investing, normally, at least 65% of its net assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million and that the portfolio managers believe to be undervalued in relation to long-term earning power or other factors.


      AIM V.I. CAPITAL APPRECIATION FUND: SERIES II SHARES

      Investment Objective: Growth of capital. The Fund pursues its objective by investing principally in common stocks of companies the investment adviser believes are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.


      AIM V.I. INTERNATIONAL GROWTH FUND: SERIES II SHARES


      Investment Objective: Long-term growth of capital by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum.


      AIM V.I. PREMIER EQUITY FUND: SERIES II SHARES



      Investment Objective: Long-term growth of capital with a secondary objective of income. The Fund seeks to meet its objectives by investing, normally, at least 80% of its net assets in equity securities, including convertible securities. In complying with the 80% requirement, the Fund's investments may include synthetic instruments.


ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

Alliance Variable Products Series Fund, Inc. (the "Fund") is an open-end series investment company designed to fund variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies. The Fund currently offers an opportunity to choose among the separately managed pools of assets (the "Portfolios") described in the Fund's prospectus which have differing investment objectives and policies. Alliance Capital Management L.P. ("Alliance") serves as the Portfolios' investment adviser.

      ALLIANCEBERNSTEIN INTERNATIONAL VALUE PORTFOLIO: CLASS B

      Investment Objective: Long-term growth of capital. The Portfolio invests primarily in a diversified portfolio of foreign equity securities. The Portfolio's investment policies emphasize investment in companies that are determined by Alliance to be undervalued, using the fundamental value approach of Alliance's Bernstein unit.

      ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO: CLASS B

      Investment Objective: Long-term growth of capital. The Portfolio invests primarily in a diversified portfolio of equity securities of companies with relatively small market capitalizations. Under normal circumstances, the Portfolio will invest at least 65% of its total assets in these types of securities. The Portfolio's investment policies emphasize investment in companies that are determined by Alliance to be undervalued, using the fundamental value approach of Alliance's Bernstein unit.

      GROWTH AND INCOME PORTFOLIO: CLASS B

      Investment Objective: Reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality. The Portfolio may also invest in fixed-income securities and convertible securities.

      PREMIER GROWTH PORTFOLIO: CLASS B

      Investment Objective: Growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in the equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth.

FEDERATED INSURANCE SERIES

Federated Insurance Series (the "Trust"), an open-end management investment company, was established as a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. The Trust offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Federated Investment Management Company serves as the investment adviser.


      FEDERATED AMERICAN LEADERS FUND II: SERVICE SHARES



      Investment Objective: Long-term capital growth. The Fund's secondary objective is to provide income. The Fund pursues its investment objective by using the value style of investing to select primarily equity securities of large capitalization companies that are in the top 25% of their industry in terms of revenues, are characterized by sound management and have the ability to finance expected growth. The adviser selects securities that are trading at discounts relative to their respective historic relationships to the market and expected growth.



      FEDERATED CAPITAL APPRECIATION FUND II: SERVICE SHARES



      Investment Objective: Capital appreciation. The fund pursues its investment objective by investing its assets primarily in common stock of companies with medium and large market capitalizations, also using a "blend" investment style (growth and value style investing).


      FEDERATED HIGH INCOME BOND FUND II: SERVICE SHARES

      Investment Objective: High current income. The Fund pursues its investment objective by investing in a diversified portfolio of high-yield, lower-rated corporate bonds (also known as "junk bonds").


      FEDERATED QUALITY BOND FUND II: PRIMARY SHARES


      Investment Objective: Current income by investing in investment grade fixed income securities.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

The Variable Insurance Products Fund ("VIP") is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

      VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS AND SERVICE CLASS 2


      Investment Objective: Reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index. Normally invests at least 65% of total assets in income-producing equity securities, which tends to lead to investments in large cap "value" stocks.


      VIP GROWTH PORTFOLIO: SERVICE CLASS AND SERVICE CLASS 2


      Investment Objective: Capital appreciation. Normally invests primarily in common stocks of companies the investment adviser believes have above-average growth potential (often called "growth" stocks).


      VIP HIGH INCOME PORTFOLIO: SERVICE CLASS AND SERVICE CLASS 2


      Investment Objective: A high level of current income while also considering growth of capital. Normally invests at least 65% of total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities.


      VIP MONEY MARKET PORTFOLIO


      Investment Objective: As high a level of current income as is consistent with preservation of capital and liquidity. Invests in U.S.
      dollar-denominated money market securities and repurchase agreements, and may enter into reverse repurchase agreements.


      VIP OVERSEAS PORTFOLIO: SERVICE CLASS AND SERVICE CLASS 2


      Investment Objective: Long-term capital growth. Normally invests at least 65% of total assets in foreign securities, primarily in common stocks.


      VIP VALUE PORTFOLIO: SERVICE CLASS AND SERVICE CLASS 2

      Investment Objective: Capital appreciation by investing primarily in common stocks of companies that FMR believes are undervalued in the marketplace. The Portfolio may also invest in securities of foreign issuers.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

The Variable Insurance Products Fund II ("VIP II") is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

      VIP II ASSET MANAGER PORTFOLIO: SERVICE CLASS AND SERVICE CLASS 2


      Investment Objective: High total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments. Assets are allocated among stocks, bonds, and short-term money market instruments, maintaining a neutral mix over time of 50% of assets in stock, 40% of assets in bonds, and 10% of assets in short-term and money market instruments.


      VIP II ASSET MANAGER: GROWTH PORTFOLIO: SERVICE CLASS AND SERVICE CLASS 2


      Investment Objective: Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments. Assets are allocated among stocks, bonds, and short-term and money market instruments, maintaining a neutral mix over time of 70% of assets in stocks, 25% of assets in bonds, and 5% of assets in short-term and money market instruments.


      VIP II CONTRAFUND(R) PORTFOLIO: SERVICE CLASS AND SERVICE CLASS 2


      Investment Objective: Long-term capital appreciation. Normally invests primarily in common stocks of companies whose value the Portfolio's investment adviser believes is not fully recognized by the public.


      VIP II INDEX 500 PORTFOLIO


      Investment Objective: Investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Index (S&P 500). Normally, invests at least 80% of assets in common stocks included in the S&P 500.


      VIP II INVESTMENT GRADE BOND PORTFOLIO


      Investment Objective: As high a level of current income as is consistent with preservation of capital. Normally invests in U.S. dollar-denominated investment-grade bonds of medium and high quality.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

The Variable Insurance Products Fund III ("VIP III") is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and its portfolios.

      VIP III AGGRESSIVE GROWTH PORTFOLIO: SERVICE CLASS AND SERVICE CLASS 2

      Investment Objective: Seeks capital appreciation by investing the Portfolio's assets primarily in common stocks of companies FMR believes offer potential for accelerated earnings or revenue growth. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, opportunities, or have a strong industry or market position. FMR may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers. FMR may lend the Portfolio's securities to broker-dealers or other institutions to earn income for the fund. FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values.

      VIP III BALANCED PORTFOLIO: SERVICE CLASS AND SERVICE CLASS 2

      Investment Objective: Seeks both income and capital growth consistent with reasonable risk using a balanced approach to provide the best possible total return from investments in a diversified portfolio of equity and fixed-income securities with income, growth of income and capital appreciation potential. FMR manages the Portfolio to maintain a balance between stocks and bonds. When FMR's outlook is neutral, it will invest approximately 60% of the Portfolio's assets in stocks or other equity securities and the remainder in bonds. The Portfolio will always invest at least 25% of its total assets in fixed-income senior securities.

      VIP III DYNAMIC CAPITAL APPRECIATION PORTFOLIO: SERVICE CLASS AND SERVICE CLASS 2

      Investment Objective: Seeks capital appreciation by normally investing in common stocks of foreign and domestic issuers. This strategy includes primarily investing in growth stocks, value stocks, or both. FMR uses fundamental analysis of each issuer's financial condition and industry position, and market and economic conditions, to select investments for the Portfolio. The Portfolio may realize capital gains without considering the tax consequences to shareholders.

      VIP III GROWTH & INCOME PORTFOLIO: SERVICE CLASS AND SERVICE CLASS 2

      Investment Objective: Seeks high total return through a combination of current income and capital appreciation by investing mainly in equity securities.

      VIP III GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS AND SERVICE CLASS 2


      Investment Objective: Capital growth. Normally invests primarily in common stocks, investing in both domestic and foreign issuers. Invests in either "growth" stocks or "value" stocks or both.


      VIP III MID CAP PORTFOLIO: SERVICE CLASS AND SERVICE CLASS 2

      Investment Objective: Seeks long-term growth of capital by investing in equity securities of companies with medium market capitalizations. FMR normally invests at least 65% of the Portfolio's total assets in these securities. The Portfolio has the flexibility, however, to invest the balance in other market capitalizations and security types. Medium market capitalization companies are those whose market capitalization is similar to the market capitalization of companies in the S&P MidCap 400 at the time of the Portfolio's investment. The S&P MidCap 400 is an unmanaged index of medium capitalization stocks. Companies whose capitalization no longer meets this definition after purchase continue to be considered medium-capitalized for purposes of the 65% policy. The Portfolio also reserves the right to invest in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.


      VIP III VALUE STRATEGIES PORTFOLIO: SERVICE CLASS 2



      Investment Objective: Capital appreciation. The portfolio pursues its objective by investing primarily in common stocks.


MFS VARIABLE INSURANCE TRUST

MFS Variable Insurance Trust (the "Trust") is an open end management investment company. The Trust offers shares of its series to separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts and to qualified pension and retirement plans. Massachusetts Financial Services Company ("MFS") serves as the Series' investment adviser.

      MFS INVESTORS GROWTH STOCK SERIES: SERVICE CLASS

      Investment Objective: Long-term growth of capital and future income rather than current income. The Series invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies which MFS believes offers better than average prospects for long-term growth.

      MFS MID CAP GROWTH SERIES: SERVICE CLASS

      Investment Objective: Long-term growth of capital. The Series invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies with medium market capitalization which MFS believes have above-average growth potential.

      MFS NEW DISCOVERY SERIES: SERVICE CLASS

      Investment Objective: Capital appreciation. The Series invests, under normal market conditions, at least 65% of its total assets in equity securities of emerging growth companies.

      MFS VALUE SERIES: SERVICE CLASS

      Investment Objective: Capital appreciation. The Series invests, under normal market conditions, at least 65% of its total assets in equity securities of large capitalization companies that MFS believes have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow.

GARTMORE VARIABLE INSURANCE TRUST

Gartmore Variable Insurance Trust ("GVIT") is an open-end management investment company created under the laws of Massachusetts. GVIT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of GVIT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company, manages the assets of the Gartmore GVIT Emerging Markets Fund. The remaining assets of GVIT are managed by Gartmore Mutual Fund Capital Trust ("GMF"), an indirect subsidiary of Nationwide Financial Services, Inc.


      DREYFUS GVIT MID CAP INDEX FUND: CLASS II


      Subadviser: The Dreyfus Corporation


      Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies included in the Standard & Poor's MidCap 400 Index and in derivative instruments linked to the S&P 400. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.


      GARTMORE GVIT EMERGING MARKETS FUND: CLASS II

      Subadviser: Gartmore Global Partners

      Investment Objective: Long term capital growth. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies located in emerging market or developing countries or that derive a significant portion of their earnings or revenue from emerging market countries.

      GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I

      Investment Objective: Seeks as high a level of income as is consistent with the preservation of capital. Under normal conditions, the Fund invests at least 80% of its net assets in U.S. government and agency bonds, bills and notes. The duration of the Fund will typically be four to six years.

      GARTMORE GVIT INVESTOR DESTINATIONS FUNDS

            GARTMORE GVIT INVESTOR DESTINATIONS CONSERVATIVE FUND

            Investment Objective: To maximize total investment return by seeking income and, secondarily, long term growth of capital. The Fund invests in a target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S. stocks, 5% international stocks, 35% bonds, and 45% short-term investments.

            GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND

            Investment Objective: To maximize total investment return by seeking income and, secondarily, growth of capital. The Fund invests in a target allocation mix of 20% large cap U.S. stocks, 10% mid cap U.S. stocks, 10% international stocks, 35% bonds, and 25% short-term investments.

            GARTMORE GVIT INVESTOR DESTINATIONS MODERATE FUND

            Investment Objective: To maximize total investment return by seeking growth of capital and income. The Fund invests in a target allocation mix of 30% large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S. stocks, 15% international stocks, 25% bonds, and 15% short-term investments.

            GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND

            Investment Objective: To maximize total investment return primarily by seeking growth of capital, but also income. The Fund invests in a target allocation mix of 35% large cap U.S. stocks, 15% mid cap U.S. stocks, 5% small cap U.S. stocks, 25% international stocks, 15% bonds, and 5% short-term investments.

            GARTMORE GVIT INVESTOR DESTINATIONS AGGRESSIVE FUND

            Investment Objective: To maximize total investment return primarily by seeking growth of capital. The Fund invests in a target allocation mix of 40% large cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S. stocks, 30% international funds, and 5% bonds.

      GARTMORE GVIT MONEY MARKET FUND: CLASS I

      Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high-quality money market obligations maturing in 397 days or less.

      GVIT SMALL CAP GROWTH FUND: CLASS II

      Subadvisers: Neuberger Berman, LLC and Waddell & Reed Investment Management Company

      Investment Objective: Seeks capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known as small cap companies. Under normal conditions, the Fund will invest at least 80% of its net assets in the equity securities of small cap companies.


      GVIT SMALL CAP VALUE FUND: CLASS II



      Subadviser: The Dreyfus Corporation
      Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index. The Fund will invest in stocks of U.S. and foreign companies which the portfolio managers believe qualify as "value" companies.


      GVIT SMALL COMPANY FUND: CLASS II

      Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Gartmore Global Partners, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company

      Investment Objective: Long-term growth of capital. Under normal conditions, the Fund will invest at least 80% of its net assets in equity securities issued by small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.

OPPENHEIMER VARIABLE ACCOUNT FUNDS

The Oppenheimer Variable Account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold only to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is the Funds' investment adviser.

      OPPENHEIMER CAPITAL APPRECIATION FUND/VA: SERVICE CLASS

      Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

      OPPENHEIMER GLOBAL SECURITIES FUND/VA: SERVICE CLASS

      Investment Objective: Long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities. Current income is not an objective. These securities may be considered to be speculative.

      OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA: SERVICE CLASS

      Investment Objective: High total return, with stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.

      OPPENHEIMER STRATEGIC BOND FUND/VA: SERVICE CLASS

      Investment Objective: A high level of current income principally derived from interest on debt securities. The Fund pursues its objective by investing mainly in three market sectors: debt securities of foreign governments and companies, U.S. government securities, and lower-rated high yield securities of U.S. and foreign companies.

VAN KAMPEN LIFE INVESTMENT TRUST

The Van Kampen Life Investment Trust is an open-end diversified management investment company organized as a Delaware business trust. Shares of the Trust are offered in separate Portfolios which are sold only to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen Asset Management Inc. serves as each Portfolio's investment adviser.

      COMSTOCK PORTFOLIO: CLASS II

      Investment Objective: Capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

      EMERGING GROWTH PORTFOLIO: CLASS II

      Investment Objective: Capital appreciation. The Portfolio pursues its objective by investing primarily in a portfolio of common stocks considered by the Portfolio's investment adviser to be emerging growth companies.

APPENDIX B: CONDENSED FINANCIAL INFORMATION

The following tables list the Condensed Financial Information (the accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 0.95%) and contracts with all available optional benefits available on December 31, 2001 (the maximum variable account charge of 2.70%). Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

                 CALLING: 1-800-848-6331, TDD 1-800-238-3035

                 WRITING: Nationwide Life Insurance Company
                          One Nationwide Plaza, 1-05-P1
                          Columbus, Ohio 43215

                          NO OPTIONAL BENEFITS ELECTED
   (VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------      -----
VIP Equity-Income             12.147445         11.419115                 -6.00%            1,801,287          2001
Portfolio: Service
Class - Q/NQ                  11.322947         12.147445                  7.28%            1,853,302          2000

                              10.758604         11.322947                  5.25%            1,764,738          1999

                              10.000000         10.758604                  7.59%              184,391          1998

VIP Equity-Income             10.874421         10.207668                 -6.13%              581,991          2001
Portfolio: Service
Class 2 - Q/NQ                10.000000         10.874421                  8.74%              183,999          2000

VIP Growth Portfolio:         15.891422         12.949436                -18.51%            2,890,947          2001
Service Class - Q/NQ
                              18.039523         15.891422                -11.91%            3,221,910          2000

                              13.265992         18.039523                 35.98%            2,302,553          1999

                              10.000000         13.265992                 32.66%              163,939          1998

VIP Growth Portfolio:          8.478714          6.897293                -18.65%            1,448,978          2001
Service Class 2 - Q/NQ
                              10.000000          8.478714                -15.21%              805,756          2000

VIP High Income                7.564599          6.601032                -12.74%            1,901,773          2001
Portfolio: Service
Class - Q/NQ                   9.868246          7.564599                -23.34%            2,111,782          2000

                               9.218542          9.868246                  7.05%            2,215,561          1999

                              10.000000          9.218542                 -7.81%              270,444          1998

VIP High Income                8.046605          7.018847                -12.77%              243,817          2001
Portfolio: Service
Class 2 - Q/NQ                10.000000          8.046605                -19.53%              104,095          2000

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------      -----
VIP Money Market              11.418931         11.779111                  3.15%           1,292,542          2001
Portfolio* - Q/NQ
                              10.841227         11.418931                  5.33%             667,253          2000

                              10.407380         10.841227                  4.17%           1,012,021          1999

                              10.000000         10.407380                  4.07%             236,787          1998

VIP Overseas Portfolio:       11.963781          9.328759                -22.02%             864,679          2001
Service Class - Q/NQ
                              14.938906         11.963781                -19.92%             996,007          2000

                              10.586638         14.938906                 41.11%             656,721          1999

                              10.000000         10.586638                  5.87%              85,723          1998

VIP Overseas Portfolio:        8.400493          6.559449                -21.92%             291,800          2001
Service Class 2 - Q/NQ
                              10.000000          8.400493                -16.00%             171,876          2000

VIP II Asset Manager          11.597944         10.999576                 -5.16%             449,491          2001
Portfolio: Service
Class - Q/NQ                  12.204056         11.597944                 -4.97%             476,404          2000

                              11.098876         12.204056                  9.96%             421,418          1999

                              10.000000         11.098876                 10.99%              25,455          1998

VIP II Asset Manager           9.483513          8.981185                 -5.30%             104,929          2001
Portfolio: Service
Class 2 - Q/NQ                10.000000          9.483513                 -5.16%              49,274          2000

VIP II Asset Manager:         11.135469         10.200998                 -8.39%              124,889         2001
Growth Portfolio:
Service Class - Q/NQ          12.862419         11.135469                -13.43%              329,372         2000

                              11.278688         12.862419                 14.04%              227,213         1999

                              10.000000         11.278688                 12.79%               33,217         1998

VIP II Asset Manager:          8.717055          7.977579                 -8.48%              118,590         2001
Growth Portfolio:
Service Class 2 - Q/NQ        10.000000          8.717055                -12.83%               93,322         2000

VIP II Contrafund(R)          14.248052         12.367450                -13.20%            1,921,813         2001
Portfolio: Service
Class -Q/NQ                   15.419403         14.248052                 -7.60%            2,102,464         2000

                              12.539357         15.419403                 22.97%            1,621,378         1999

                              10.000000         12.539357                 25.39%              133,901         1998

VIP II Contrafund(R)           9.252181          8.021141                -13.31%              631,501         2001
Portfolio: Service
Class 2 -Q/NQ                 10.000000          9.252181                 -7.48%              337,266         2000


*The 7-day yield on the VIP Money Market Portfolio as of December 31, 2001 was 1.11%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------      -----
VIP II Index 500              13.087430         11.393756                -12.94%            3,565,690          2001
Portfolio - Q/NQ              14.567662         13.087430                -10.16%            3,792,958          2000
                              12.204206         14.567662                 19.37%            3,136,858          1999
                              10.000000         12.204206                 22.04%              117,105          1998

VIP II Investment Grade       11.543603         12.401055                  7.43%            1,516,238          2001
Bond Portfolio - Q/NQ         10.478118         11.543603                 10.17%            1,198,221          2000
                              10.690813         10.478118                 -1.99%            1,080,565          1999
                              10.000000         10.690813                  6.91%              163,774          1998

VIP III Balanced              11.110424         10.814571                 -2.66%            1,011,363          2001
Portfolio: Service            11.730743         11.110424                 -5.29%            1,066,957          2000
Class - Q/NQ                  11.340963         11.730743                  3.44%            1,089,824          1999
                              10.000000         11.340963                 13.41%               99,431          1998

VIP III Balanced               9.609431          9.339561                 -2.81%              191,331          2001
Portfolio: Service            10.000000          9.609431                 -3.91%               88,470          2000
Class 2 - Q/NQ

VIP III Dynamic Capital        8.729886          6.173069                -29.29%               93,306          2001
Appreciation Portfolio:       10.000000          8.729886                -12.70%               39,432          2000
Service Class - Q/NQ

VIP III Dynamic Capital        8.729884          6.173063                -29.29%              102,698          2001
Appreciation Portfolio:       10.000000          8.729884                -12.70%                9,002          2000
Service Class 2 - Q/NQ

VIP III Growth & Income       12.771052         11.529603                 -9.72%            1,800,094          2001
Portfolio: Service            13.387303         12.771052                 -4.60%            2,032,468          2000
Class - Q/NQ                  12.392371         13.387303                  8.03%            1,715,998          1999
                              10.000000         12.392371                 23.92%              154,251          1998

VIP III Growth & Income        9.827003          8.856439                 -9.88%              395,692          2001
Portfolio: Service            10.000000          9.827003                 -1.73%              192,591          2000
Class 2 - Q/NQ

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------      -----
VIP III Growth                10.104959          8.563313                -15.26%            3,222,422          2001
Opportunities                 12.317183         10.104959                -17.96%            3,980,107          2000
Portfolio: Service            11.936099         12.317183                  3.19%            3,968,982          1999
Class -Q/NQ                   10.000000         11.936099                 19.36%              384,081          1998

VIP III Growth                 8.507865          7.192853                -15.46%              349,911          2001
Opportunities                 10.000000          8.507865                -14.92%              281,271          2000
Portfolio: Service
Class 2 -Q/NQ

VIP III Mid Cap               19.369905         18.539590                 -4.29%              523,019          2001
Portfolio: Service            19.369905             32.27%                                    559,878          2000
Class-Q/NQ14.643713           10.000000         14.643713                 46.44%              109,979          1999

VIP III Mid Cap               11.178625         10.682634                 -4.44%              471,930          2001
Portfolio: Service            10.000000         11.178625                 11.79%              229,188          2000
Class 2-Q/NQ


The VIP III Mid Cap Portfolio was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information reflects the reporting period from January 11, 1999 through December 31, 1999.


The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.



The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.



The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.



The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.


The following underlying mutual funds were added to the variable account effective February 14, 2002:


AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, Alliance Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income

Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, no Condensed Financial Information is available.


The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 3.15%)
   (VARIABLE ACCOUNT CHARGES OF 3.15% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------      ----
VIP Equity-Income             10.000000          9.264880                 -7.35%                    0         2001
Portfolio: Service
Class - Q/NQ

VIP Equity-Income             10.000000          9.255376                 -7.45%                    0         2001
Portfolio: Service
Class 2 - Q/NQ

VIP Growth Portfolio:         10.000000          8.582894                -14.17%                    0         2001
Service Class - Q/NQ

VIP Growth Portfolio:         10.000000          8.351108                -16.49%                    0         2001
Service Class 2 - Q/NQ

VIP High Income               10.000000          8.908337                -10.92%                    0         2001
Portfolio: Service
Class - Q/NQ

VIP High Income               10.000000          8.905818                -10.94%                    0         2001
Portfolio: Service
Class 2 - Q/NQ

VIP Money Market              10.000000         10.008885                  0.09%                    0         2001
Portfolio* - Q/NQ

VIP Overseas Portfolio:       10.000000          7.929901                -20.70%                    0         2001
Service Class - Q/NQ

VIP Overseas Portfolio:       10.000000          7.946380                -20.54%                    0         2001
Service Class 2 - Q/NQ

VIP II Asset Manager          10.000000          9.231706                 -7.68%                    0         2001
Portfolio: Service
Class - Q/NQ



*The 7-day yield on the VIP Money Market Portfolio as of December 31, 2001 was -1.09%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------      ----
VIP II Asset Manager           10.000000           8.983954            -10.16%                     0          2001
Portfolio: Service
Class 2 - Q/NQ

VIP II Asset Manager:          10.000000           9.381799             -6.18%                     0          2001
Growth Portfolio:
Service Class - Q/NQ

VIP II Asset Manager:          10.000000           8.097330            -19.03%                     0          2001
Growth Portfolio:
Service Class 2 - Q/NQ

VIP II Contrafund(R)           10.000000           9.349930             -6.50%                     0          2001
Portfolio: Service
Class -Q/NQ

VIP II Contrafund(R)           10.000000           8.525659            -14.74%                     0          2001
Portfolio: Service
Class 2 -Q/NQ

VIP II Index 500               10.000000           8.944830            -10.55%                     0          2001
Portfolio - Q/NQ

VIP II Investment Grade        10.000000          10.340672              3.41%                     0          2001
Bond Portfolio - Q/NQ

VIP III Balanced               10.000000           9.598419             -4.02%                     0          2001
Portfolio: Service
Class - Q/NQ

VIP III Balanced               10.000000           9.590830             -4.09%                     0          2001
Portfolio: Service
Class 2 - Q/NQ

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------      ----
VIP III Dynamic Capital        10.000000           8.336615            -16.63%                     0          2001
Appreciation Portfolio:
Service Class - Q/NQ

VIP III Dynamic Capital        10.000000           8.336631            -16.63%                     0          2001
Appreciation Portfolio:
Service Class 2 - Q/NQ

VIP III Growth & Income        10.000000           9.312474             -6.88%                     0          2001
Portfolio: Service
Class - Q/NQ

VIP III Growth & Income        10.000000           9.310745             -6.89%                     0          2001
Portfolio: Service
Class 2 - Q/NQ

VIP III Growth                 10.000000           9.029073             -9.71%                     0          2001
Opportunities
Portfolio: Service
Class - Q/NQ

VIP III Growth                 10.000000           9.014771             -9.95%                     0          2001
Opportunities
Portfolio: Service
Class 2 -Q/NQ

VIP III Mid Cap                10.000000          10.168041              1.68%                     0          2001
Portfolio: Service
Class-Q/NQ


VIP III Mid Cap                10.000000          10.158241              1.58%                     0          2001
Portfolio: Service
Class 2-Q/NQ


The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.



The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.



The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.



The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.


The following underlying mutual funds were added to the variable account effective February 14, 2002:


AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, Alliance Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment

Trust - Emerging Growth Portfolio: Class II. Therefore, no Condensed Financial Information is available.


The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no Condensed Financial Information is available.

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2002

           MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                    THROUGH ITS NATIONWIDE VARIABLE ACCOUNT-7

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2002, amended February 14, 2002. The prospectus may be obtained from Nationwide Life Insurance Company by writing One Nationwide Plaza, 1-05-P1, Columbus, Ohio 43215, or calling 1-800-848-6331, TDD 1-800-238-3035.

                                TABLE OF CONTENTS

                                                                            PAGE
General Information and History...........................................    1
Services..................................................................    1
Purchase of Securities Being Offered......................................    1
Underwriters..............................................................    2
Calculations of Performance...............................................    2
Annuity Payments..........................................................    3
Condensed Financial Information...........................................    3
Financial Statements......................................................  118

GENERAL INFORMATION AND HISTORY


The Nationwide Variable Account-7 (formerly, Nationwide Fidelity Advisor Variable Account) is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $122 billion as of December 31, 2001.


SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.

The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide has entered into an agreement with the adviser of the underlying mutual funds. The agreement relates to administrative services furnished by Nationwide and provides for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.


The financial statements of Nationwide Fidelity Advisor Variable Account and Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.


PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS


The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. During the fiscal years ended December 31, 2001, 2000, 1999, no underwriting commissions were paid by Nationwide to NISC.


CALCULATIONS OF PERFORMANCE


Any current yield quotations of the Fidelity VIP Money Market Portfolio and the GVIT Gartmore GVIT Money Market Fund: Class I (collectively, the "Money Market Funds"), subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield shall be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. The Fidelity VIP Money Market Portfolio's seven-day current yield for the maximum number of options available as of December 31, 2001 (2.70%) was -1.09%. The GVIT Gartmore GVIT Money Market Fund: Class I was added to the variable account February 14, 2002; therefore, no current yield is available. The Money Market Funds' effective yield will be computed similarly but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the Money Market Fund. The Fidelity VIP Money Market Portfolio's seven-day effective yield for the maximum number of options available as of December 31, 2001 (2.70%) was -1.07%. The GVIT Gartmore GVIT Money Market Fund:
Class I was added to the variable account February 14, 2002; therefore, no effective yield is available.


The Money Market Funds' yields and effective yields will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the portfolio, portfolio quality and average maturity, changes in interest rates, and the portfolio's expenses. Although each portfolio determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described in the portfolio's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in a Money Market Fund is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.


All performance advertising will include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the SEC. Standardized average annual return is found by taking a hypothetical $1,000 investment in each of the sub-accounts' units on the first day of the period at the offering price, which is the accumulation unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of a the standard 7 year CDSC schedule and the deduction of all charges that could be made to a contract if all available options were chosen as of May 1, 2002 (3.15%), except for premium taxes, which may be imposed by certain states. Non-standardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the non-standardized total return is based on a hypothetical initial investment of $25,000 and the deduction of charges for the base contract (0.95%). An assumed initial investment of $25,000 will be used because that figure more closely approximates the size of a typical contract than does the $1,000 figure used in calculating the standardized average annual total return quotations.


The standardized average annual total return and non-standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the underlying mutual fund has been available in the variable account if the underlying mutual fund has not been available for one of the prescribed periods. The non-standardized annual total return will be based on rolling calendar quarters and will cover periods of one, five and ten years, or a period covering the time the underlying mutual fund has been in existence. If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year), standardized and non-standardized performance is not annualized.

Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance is not a guarantee of future performance. Factors affecting a sub-account's performance include general market conditions, operating expenses and investment management. A contract owner's account when redeemed may be more or less than the original cost.

ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

CONDENSED FINANCIAL INFORMATION

The following charts represent the accumulation unit values for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2001. The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value
- Valuing an Accumulation Unit" in the prospectus).

                          NO OPTIONAL BENEFITS ELECTED
   (VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP Equity-Income             12.147445         11.419115                 -6.00%            1,801,287          2001
Portfolio: Service            11.322947         12.147445                  7.28%            1,853,302          2000
Class - Q/NQ                  10.758604         11.322947                  5.25%            1,764,738          1999
                              10.000000         10.758604                  7.59%              184,391          1998

VIP Equity-Income             10.874421         10.207668                 -6.13%              581,991          2001
Portfolio: Service            10.000000         10.874421                  8.74%              183,999          2000
Class 2 - Q/NQ

VIP Growth Portfolio:         15.891422         12.949436                -18.51%            2,890,947          2001
Service Class - Q/NQ          18.039523         15.891422                -11.91%            3,221,910          2000
                              13.265992         18.039523                 35.98%            2,302,553          1999
                              10.000000         13.265992                 32.66%              163,939          1998

VIP Growth Portfolio:          8.478714          6.897293                -18.65%            1,448,978          2001
Service Class 2 - Q/NQ        10.000000          8.478714                -15.21%              805,756          2000

VIP High Income                7.564599          6.601032                -12.74%            1,901,773          2001
Portfolio: Service             9.868246          7.564599                -23.34%            2,111,782          2000
Class - Q/NQ                   9.218542          9.868246                  7.05%            2,215,561          1999
                              10.000000          9.218542                 -7.81%              270,444          1998

VIP High Income                8.046605          7.018847                -12.77%              243,817          2001
Portfolio: Service            10.000000          8.046605                -19.53%              104,095          2000
Class 2 - Q/NQ

VIP Money Market              11.418931         11.779111                  3.15%            1,292,542          2001
Portfolio* - Q/NQ             10.841227         11.418931                  5.33%              667,253          2000
                              10.407380         10.841227                  4.17%            1,012,021          1999
                              10.000000         10.407380                  4.07%              236,787          1998

VIP Overseas Portfolio:       11.963781          9.328759                -22.02%              864,679          2001
Service Class - Q/NQ          14.938906         11.963781                -19.92%              996,007          2000
                              10.586638         14.938906                 41.11%              656,721          1999
                              10.000000         10.586638                  5.87%               85,723          1998



*The 7-day yield on the VIP Money Market Portfolio as of December 31, 2001 was 1.11%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----

VIP Overseas Portfolio:        8.400493          6.559449                -21.92%              291,800          2001
Service Class 2 - Q/NQ        10.000000          8.400493                -16.00%              171,876          2000

VIP II Asset Manager          11.597944         10.999576                 -5.16%              449,491          2001
Portfolio: Service            12.204056         11.597944                 -4.97%              476,404          2000
Class - Q/NQ                  11.098876         12.204056                  9.96%              421,418          1999
                              10.000000         11.098876                 10.99%               25,455          1998

VIP II Asset Manager           9.483513          8.981185                 -5.30%              104,929          2001
Portfolio: Service            10.000000          9.483513                 -5.16%               49,274          2000
Class 2 - Q/NQ

VIP II Asset Manager:         11.135469         10.200998                 -8.39%              124,889          2001
Growth Portfolio:             12.862419         11.135469                -13.43%              329,372          2000
Service Class - Q/NQ          11.278688         12.862419                 14.04%              227,213          1999
                              10.000000         11.278688                 12.79%               33,217          1998

VIP II Asset Manager:          8.717055          7.977579                 -8.48%              118,590          2001
Growth Portfolio:             10.000000          8.717055                -12.83%               93,322          2000
Service Class 2 - Q/NQ

VIP II Contrafund(R)          14.248052         12.367450                -13.20%            1,921,813          2001
Portfolio: Service            15.419403         14.248052                 -7.60%            2,102,464          2000
Class -Q/NQ                   12.539357         15.419403                 22.97%            1,621,378          1999
                              10.000000         12.539357                 25.39%              133,901          1998

VIP II Contrafund(R)           9.252181          8.021141                -13.31%              631,501          2001
Portfolio: Service            10.000000          9.252181                 -7.48%              337,266          2000
Class 2 -Q/NQ

VIP II Index 500              13.087430         11.393756                -12.94%            3,565,690          2001
Portfolio - Q/NQ              14.567662         13.087430                -10.16%            3,792,958          2000
                              12.204206         14.567662                 19.37%            3,136,858          1999
                              10.000000         12.204206                 22.04%              117,105          1998

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP II Investment Grade       11.543603         12.401055                  7.43%            1,516,238          2001
Bond Portfolio - Q/NQ         10.478118         11.543603                 10.17%            1,198,221          2000
                              10.690813         10.478118                 -1.99%            1,080,565          1999
                              10.000000         10.690813                  6.91%              163,774          1998

VIP III Balanced              11.110424         10.814571                 -2.66%            1,011,363          2001
Portfolio: Service            11.730743         11.110424                 -5.29%            1,066,957          2000
Class - Q/NQ                  11.340963         11.730743                  3.44%            1,089,824          1999
                              10.000000         11.340963                 13.41%               99,431          1998

VIP III Balanced               9.609431          9.339561                 -2.81%              191,331          2001
Portfolio: Service            10.000000          9.609431                 -3.91%               88,470          2000
Class 2 - Q/NQ

VIP III Dynamic Capital        8.729886          6.173069                -29.29%               93,306          2001
Appreciation Portfolio:       10.000000          8.729886                -12.70%               39,432          2000
Service Class - Q/NQ

VIP III Dynamic Capital        8.729884          6.173063                -29.29%              102,698          2001
Appreciation Portfolio:       10.000000          8.729884                -12.70%                9,002          2000
Service Class 2 - Q/NQ

VIP III Growth & Income       12.771052         11.529603                 -9.72%            1,800,094          2001
Portfolio: Service            13.387303         12.771052                 -4.60%            2,032,468          2000
Class - Q/NQ                  12.392371         13.387303                  8.03%            1,715,998          1999
                              10.000000         12.392371                 23.92%              154,251          1998

VIP III Growth & Income        9.827003          8.856439                 -9.88%              395,692          2001
Portfolio: Service            10.000000          9.827003                 -1.73%              192,591          2000
Class 2 - Q/NQ

VIP III Growth                10.104959          8.563313                -15.26%            3,222,422          2001
Opportunities                 12.317183         10.104959                -17.96%            3,980,107          2000
Portfolio: Service            11.936099         12.317183                  3.19%            3,968,982          1999
Class -Q/NQ                   10.000000         11.936099                 19.36%              384,081          1998

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP III Growth                 8.507865          7.192853                -15.46%              349,911          2001
Opportunities                 10.000000          8.507865                -14.92%              281,271          2000
Portfolio: Service
Class 2 -Q/NQ

VIP III Mid Cap               19.369905         18.539590                 -4.29%              523,019          2001
Portfolio: Service            14.643713         19.369905                 32.27%              559,878          2000
Class-Q/NQ                    10.000000         14.643713                 46.44%              109,979          1999

VIP III Mid Cap               11.178625         10.682634                 -4.44%              471,930          2001
Portfolio: Service            10.000000         11.178625                 11.79%              229,188          2000
Class 2-Q/NQ


The VIP III Mid Cap Portfolio was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information reflects the reporting period from January 11, 1999 through December 31, 1999.


The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.



The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.



The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.



The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.


The following underlying mutual funds were added to the variable account effective February 14, 2002:


AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, Alliance Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable

Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, no Condensed Financial Information is available.


The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.00%)
   (VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------      ----
VIP Equity-Income             12.129776         11.963714                 -6.04%           1,596,242          2001
Portfolio: Service            11.312151         12.129776                  7.23%           1,516,408          2000
Class - Q/NQ                  10.753771         11.312151                  5.19%           1,423,414          1999
                              10.000000         10.753771                  7.54%             184,391          1998

VIP Equity-Income             10.870802         10.199081                 -6.18%             191,479          2001
Portfolio: Service            10.000000         10.870802                  8.71%             112,341          2000
Class 2 - Q/NQ

VIP Growth Portfolio:         15.868312         12.924025                -18.55%           2,635,936          2001
Service Class - Q/NQ          18.022329         15.868312                -11.95            3,028,114          2000
                              13.260038         18.022329                 35.91%           2,294,573          1999
                              10.000000         13.260038                 32.60%             163,939          1998

VIP Growth Portfolio:          8.475873          6.891480                -18.69%             655,639          2001
Service Class 2 - Q/NQ        10.000000          8.475873                -15.24%             528,154          2000

VIP High Income                7.553578          6.588072                -12.78%           1,247,611          2001
Portfolio: Service             9.858827          7.553578                -23.38%           1,411,257          2000
Class - Q/NQ                   9.214386          9.858827                  6.99%           1,459,647          1999
                              10.000000          9.214386                 -7.86%             531,204          1998

VIP High Income                8.043918          7.012944                -12.82%             160,761          2001
Portfolio: Service            10.000000          8.043918                -19.56%             105,348          2000
Class 2 - Q/NQ

VIP Money Market              11.402151         11.755833                  3.10%           1,069,808          2001
Portfolio* - Q/NQ             10.830732         11.402151                  5.28%             746,409          2000
                              10.402557         10.830732                  4.12%             555,151          1999
                              10.000000         10.402557                  4.03%             236,787          1998

VIP Overseas Portfolio:       11.946379          9.310438                -22.06%             645,413          2001
Service Class - Q/NQ          14.924674         11.946379                -19.96%             733,798          2000
                              10.581883         14.924674                 41.04%             597,180          1999
                              10.000000         10.581883                  5.82%              85,723          1998


*The 7-day yield on the VIP Money Market Portfolio as of December 31, 2001 was 1.06%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP Overseas Portfolio:        8.397683          6.553918                -21.96%              189,539          2001
Service Class 2 - Q/NQ        10.000000          8.397683                -16.02%              143,055          2000

VIP II Asset Manager          11.581059         10.977983                 -5.21%              376,663          2001
Portfolio: Service            12.192406         11.581059                 -5.01%              400,404          2000
Class - Q/NQ                  11.093882         12.192406                  9.90%              388,249          1999
                              10.000000         11.093882                 10.94%               25,455          1998

VIP II Asset Manager           9.480353          8.973634                 -5.34%               85,153          2001
Portfolio: Service            10.000000          9.480353                 -5.20%               50,160          2000
Class 2 - Q/NQ

VIP II Asset Manager:         11.119287         10.180995                 -8.44%              105,526          2001
Growth Portfolio:             12.850172         11.119287                -13.47%              339,014          2000
Service Class - Q/NQ          11.273630         12.850172                 13.98%              296,560          1999
                              10.000000         11.273630                 12.74%               33,217          1998

VIP II Asset Manager:          8.714140          7.970856                 -8.53%               20,311          2001
Growth Portfolio:             10.000000          8.714140                -12.86%               11,547          2000
Service Class 2 - Q/NQ

VIP II Contrafund(R)          14.227328         12.343191                -13.24%            1,705,391          2001
Portfolio: Service            15.404707         14.227328                 -7.64%            1,943,616          2000
Class -Q/NQ                   12.533725         15.404707                 22.91%            1,648,055          1999
                              10.000000         12.533725                 25.34%              133,901          1998

VIP II Contrafund(R)           9.249091          8.014382                -13.25%              384,112          2001
Portfolio: Service            10.000000          9.249091                 -7.51%              297,367          2000
Class 2 -Q/NQ

VIP II Index 500              13.068369         11.371387                -12.99%            2,094,072          2001
Portfolio - Q/NQ              14.553757         13.068369                -10.21%            2,272,304          2000
                              12.198716         14.553757                 19.31%            1,831,446          1999
                              10.000000         12.198716                 21.99%              117,105          1998

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP II Investment Grade       11.526779         12.376695                  7.37%            1,005,660          2001
Bond Portfolio - Q/NQ         10.468109         11.526779                 10.11%              902,645          2000
                              10.686005         10.468109                 -2.04%              710,234          1999
                              10.000000         10.686005                  6.86%              163,774          1998

VIP III Balanced              11.094249         10.793354                 -2.71%              906,349          2001
Portfolio: Service            11.719556         11.094249                 -5.34%              988,942          2000
Class - Q/NQ                  11.335864         11.719556                  3.38%              953,953          1999
                              10.000000         11.335864                 13.36%               99,431          1998

VIP III Balanced               9.606225          9.331703                 -2.86%              136,903          2001
Portfolio: Service            10.000000          9.606225                 -3.94%               90,572          2000
Class 2 - Q/NQ

VIP III Dynamic Capital        8.728825          6.169162                -29.32%               27,051          2001
Appreciation Portfolio:       10.000000          8.728825                -12.71%               19,720          2000
Service Class - Q/NQ

VIP III Dynamic Capital        8.728826          6.169168                -29.32%               27,672          2001
Appreciation Portfolio:       10.000000          8.728826                -12.71%               11,951          2000
Service Class 2 - Q/NQ

VIP III Growth & Income       12.752459         11.506965                 -9.77%            2,006,623          2001
Portfolio: Service            13.374521         12.752459                 -4.65%            2,285,543          2000
Class - Q/NQ                  12.386801         13.374521                  7.97%            2,201,561          1999
                              10.000000         12.386801                 23.87%              154,651          1998

VIP III Growth & Income        9.823730          8.848996                 -9.92%              262,477          2001
Portfolio: Service            10.000000          9.823730                 -1.76%              201,031          2000
Class 2 - Q/NQ

VIP III Growth                10.090239          8.546593                -15.30%            2,843,997          2001
Opportunities                 12.305429         10.090239                -18.00%            3,559,494          2000
Portfolio: Service            11.930730         12.305429                  3.14%            3,704,929          1999
Class - Q/NQ                  10.000000         11.930730                 19.31%              384,081          1998

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP III Growth                 8.505025          7.186798                -15.50%              311,770          2001
Opportunities                 10.000000          8.505025                -14.95%              228,131          2000
Portfolio: Service
Class 2 -Q/NQ

VIP III Mid Cap               19.350718         18.511818                 -4.34%              618,068          2001
Portfolio: Service            14.636558         19.350718                 32.21%              672,960          2000
Class - Q                     10.000000         14.636558                 46.37%              148,436          1999(1)

VIP III Mid Cap               11.174896         10.673646                 -4.49%              247,040          2001
Portfolio: Service            10.000000         11.174896                 11.75%              157,262          2000
Class 2-Q/NQ




(1)The VIP III Mid Cap Portfolio was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information reflects the reporting period from January 11, 1999 through December 31, 1999.


The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.



The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.



The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.



The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.


The following underlying mutual funds were added to the variable account effective February 14, 2002:


AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, Alliance Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable

Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, no Condensed Financial Information is available.


The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.05%)
   (VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------      ----
VIP Equity-Income             12.112146         11.374365                  -6.09%            332,252          2001
Portfolio: Service            11.301374         12.112146                   7.17%            371,009          2000
Class - Q/NQ                  10.748944         11.301374                   5.14%            363,153          1999
                              10.000000         10.748944                   7.49%            184,391          1998

VIP Equity-Income             10.867182         10.190500                  -6.23%             45,974          2001
Portfolio: Service            10.000000         10.867182                   8.67%             13,756          2000
Class 2 - Q/NQ

VIP Growth Portfolio:         15.845214         12.898643                 -18.60%            479,654          2001
Service Class - Q/NQ          18.005139         15.845214                 -12.00%            545,330          2000
                              13.254076         18.005139                  35.85%            464,007          1999
                              10.000000         13.254076                  32.54%            163,939          1998

VIP Growth Portfolio:          8.473041          6.885666                 -18.73%             72,870          2001
Service Class 2 - Q/NQ        10.000000          8.473041                 -15.27%             49,666          2000

VIP High Income                7.542585          6.575152                 -12.83%            291,952          2001
Portfolio: Service             9.849428          7.542585                 -23.42%            347,465          2000
Class - Q/NQ                   9.210254          9.849428                   6.94%            380,228          1999
                              10.000000          9.210254                  -7.90%            270,444          1998

VIP High Income                8.041230          7.007024                 -12.86%             14,910          2001
Portfolio: Service            10.000000          8.041230                 -19.59%              8,058          2000
Class 2 - Q/NQ

VIP Money Market              11.385393         11.732595                   3.05%            234,505          2001
Portfolio* - Q/NQ             10.820248         11.385393                   5.22%            198,954          2000
                              10.397737         10.820248                   4.06%            286,015          1999
                              10.000000         10.397737                   3.98%            236,787          1998

VIP Overseas Portfolio:       11.928989          9.292160                 -22.10%             141,135         2001
Service Class - Q/NQ          14.910446         11.928989                 -20.00%             174,231         2000
                              10.577127         14.910446                  40.97%            113,985          1999
                              10.000000         10.577127                   5.77%             85,723          1998



*The 7-day yield on the VIP Money Market Portfolio as of December 31, 2001 was 1.01%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP Overseas Portfolio:        8.394882          6.548392                -22.00%               10,828          2001
Service Class 2 - Q/NQ        10.000000          8.394882                -16.05%               16,430          2000

VIP II Asset Manager          11.564195         10.956424                 -5.26%              107,959          2001
Portfolio: Service            12.180770         11.564195                 -5.06%              115,651          2000
Class - Q/NQ                  11.088896         12.180770                  9.85%              109,384          1999
                              10.000000         11.088896                 10.89%               25,455          1998

VIP II Asset Manager           9.477182          8.966066                 -5.39%                  631          2001
Portfolio: Service            10.000000          9.477182                 -5.23%                    0          2000
Class 2 - Q/NQ

VIP II Asset Manager:         11.103094         10.161002                 -8.48%               33,361          2001
Growth Portfolio:             12.837906         11.103094                -13.51%               94,915          2000
Service Class - Q/NQ          11.268555         12.837906                 13.93%               95,792          1999
                              10.000000         11.268555                 12.69%               33,217          1998

VIP II Asset Manager:          8.711234          7.964147                 -8.58%               12,952          2001
Growth Portfolio:             10.000000          8.711234                -12.89%               10,221          2000
Service Class 2 - Q/NQ

VIP II Contrafund(R)          14.206595         12.318941                -13.29%              349,054          2001
Portfolio: Service            15.390001         14.206595                 -7.69%              410,677          2000
Class -Q/NQ                   12.528086         15.390001                 22.84%              326,387          1999
                              10.000000         12.528086                 25.28%              133,901          1998

VIP II Contrafund(R)           9.246004          8.007633                -13.39%               40,991          2001
Portfolio: Service            10.000000          9.246004                 -7.54%               23,545          2000
Class 2 -Q/NQ

VIP II Index 500              13.049356         11.349065                -13.03%              368,908          2001
Portfolio - Q/NQ              14.539880         13.049356                -10.25%              425,794          2000
                              12.193234         14.539880                 19.25%              369,530          1999
                              10.000000         12.193234                 21.93%              117,105          1998

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP II Investment Grade       11.510006         12.352419                  7.32%              358,339          2001
Bond Portfolio - Q/NQ         10.458120         11.510006                 10.06%              382,769          2000
                              10.681197         10.458120                 -2.09%              345,609          1999
                              10.000000         10.681197                  6.81%              163,774          1998

VIP III Balanced              11.078106         10.772159                 -2.76%              160,728          2001
Portfolio: Service            11.708369         11.078106                 -5.38%              185,556          2000
Class - Q/NQ                  11.330772         11.708369                  3.33%              204,340          1999
                              10.000000         11.330772                 13.31%               99,431          1998

VIP III Balanced               9.603019          9.323847                 -2.91%                9,191          2001
Portfolio: Service            10.000000          9.603019                 -3.97%                4,993          2000
Class 2 - Q/NQ

VIP III Dynamic Capital        8.727760          6.165269                -29.36%                    0          2001
Appreciation Portfolio:       10.000000          8.727760                -12.72%                    0          2000
Service Class - Q/NQ

VIP III Dynamic Capital        8.727758          6.165263                -29.36%                5,402          2001
Appreciation Portfolio:       10.000000          8.727758                -12.72%                  343          2000
Service Class 2 - Q/NQ

VIP III Growth & Income       12.733906         11.484381                 -9.81%              407,990          2001
Portfolio: Service            13.361770         12.733906                 -4.70%              455,773          2000
Class - Q/NQ                  12.381235         13.361770                  7.92%              448,328          1999
                              10.000000         12.381235                 23.81%              154,651          1998

VIP III Growth & Income        9.820444          8.841534                 -9.97%               35,057          2001
Portfolio: Service            10.000000          9.820444                 -1.80%               17,343          2000
Class 2 - Q/NQ

VIP III Growth                10.075545          8.529705                -15.34%              499,198          2001
Opportunities                 12.293685         10.075545                -18.04%              655,245          2000
Portfolio: Service            11.925368         12.293685                  3.09%              724,460          1999
Class - Q/NQ                  10.000000         11.925368                 19.25%              384,081          1998

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP III Growth                 8.502185          7.180739                -15.54%               15,424          2001
Opportunities                 10.000000          8.502185                -14.98%               10,894          2000
Portfolio: Service
Class 2 -Q/NQ

VIP III Mid Cap               19.331537         18.484070                 -4.38%              105,062          2001
Portfolio: Service            14.629390         19.331537                 32.14%              113,769          2000
Class-Q/NQ                    10.000000         14.629390                 46.29%               32,685          1999(1)

VIP III Mid Cap               11.171169         10.664665                 -4.53%               13,478          2001
Portfolio: Service            10.000000         11.171169                 11.71%               11,115          2000
Class 2-Q/NQ


(1) The VIP III Mid Cap Portfolio was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information reflects the reporting period from January 11, 1999 through December 31, 1999.


The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.



The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.



The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.



The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.


The following underlying mutual funds were added to the variable account effective February 14, 2002:


AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, Alliance Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable

Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, no Condensed Financial Information is available.


The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.10%)

   (VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP Equity-Income             10.013214          9.398499                 -6.14%               33,834          2001
Portfolio: Service             9.347646         10.013214                  7.12%               39,984          2000
Class - Q/NQ                  10.000000          9.347646                 -6.52%                9,213          1999

VIP Equity-Income             10.863547         10.181917                 -6.27%              248,989          2001
Portfolio: Service            10.000000         10.863547                  8.64%               50,212          2000
Class 2 - Q/NQ

VIP Growth Portfolio:         10.882393          8.854191                -18.64%               65,429          2001
Service Class - Q/NQ          12.372047         10.882393                -12.04%               77,114          2000
                              10.000000         12.372047                 23.72%               23,375          1999

VIP Growth Portfolio:          8.470211          6.879860                -18.78%              548,258          2001
Service Class 2 - Q/NQ        10.000000          8.470211                -15.30%              196,392          2000


VIP High Income                7.433364          6.476636                -12.87%               19,257          2001
Portfolio: Service             9.711691          7.433364                -23.46%               25,778          2000
Class - Q/NQ                  10.000000          9.711691                 -2.88%                9,214          1999

VIP High Income                8.038536          7.001121                -12.91%              143,516          2001
Portfolio: Service            10.000000          8.038536                -19.61%               62,966          2000
Class 2 - Q/NQ

VIP Money Market              10.804422         11.128248                  3.00%               89,040          2001
Portfolio* - Q/NQ             10.273279         10.804422                  5.17%               10,708          2000
                              10.000000         10.273279                  2.73%                2,487          1999

VIP Overseas Portfolio:       10.484559          8.162853                -22.14%               21,063          2001
Service Class - Q/NQ          13.111592         10.484559                -20.04%               21,920          2000
                              10.000000         13.111592                 31.12%                2,518          1999



*The 7-day yield on the VIP Money Market Portfolio as of December 31, 2001 was 0.96%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP Overseas Portfolio:        8.392071          6.542864                -22.04%              120,752          2001
Service Class 2 - Q/NQ        10.000000          8.392071                -16.08%               50,835          2000

VIP II Asset Manager          10.058144          9.524678                 -5.30%                    0          2001
Portfolio: Service            10.599754         10.058144                 -5.11%                    0          2000
Class - Q/NQ                  10.000000         10.599754                  6.00%                    0          1999

VIP II Asset Manager           9.474016          8.958520                 -5.44%               93,466          2001
Portfolio: Service            10.000000          9.474016                 -5.26%               37,838          2000
Class 2 - Q/NQ

VIP II Asset Manager:          9.376200          8.576262                 -8.53%                4,931          2001
Growth Portfolio:             10.846645          9.376200                -13.56%                5,234          2000
Service Class - Q/NQ          10.000000         10.846645                  8.47%                4,517          1999

VIP II Asset Manager:          8.708322          7.957427                 -8.62%               35,033          2001
Growth Portfolio:             10.000000          8.708322                -12.92%               25,492          2000
Service Class 2 - Q/NQ

VIP II Contrafund(R)          10.447964          9.055114                -13.33%               29,984          2001
Portfolio: Service            11.323961         10.447964                 -7.74%               33,288          2000
Class -Q/NQ                   10.000000         11.323961                 13.24%               10,698          1999

VIP II Contrafund(R)           9.242912          8.000890                -13.44%              188,098          2001
Portfolio: Service            10.000000          9.242912                 -7.57%               70,842          2000
Class 2 -Q/NQ

VIP II Index 500               9.722536          8.451416                -13.07%              512,540          2001
Portfolio - Q/NQ              10.838507          9.722536                -10.30%              107,388          2000
                              10.000000         10.838507                  8.39%               18,731          1999

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP II Investment Grade       10.795593         11.579832                  7.26%              252,187          2001
Bond Portfolio - Q/NQ          9.183933         10.795593                 10.00%               86,761          2000
                              10.000000          9.813933                 -1.86%               17,542          1999

VIP III Balanced               9.242848          8.983020                 -2.81%               19,383          2001
Portfolio: Service             9.773610          9.242848                 -5.43%               32,693          2000
Class - Q/NQ                  10.000000          9.773610                 -2.26%               13,284          1999

VIP III Balanced               9.599804          9.315980                 -2.96%               70,419          2001
Portfolio: Service            10.000000          9.599804                 -4.00%                9,499          2000
Class 2 - Q/NQ

VIP III Dynamic Capital        8.726694          6.161368                -29.40%                    0          2001
Appreciation Portfolio:       10.000000          8.726694                -12.73%                    0          2000
Service Class - Q/NQ

VIP III Dynamic Capital        8.726696          6.161373                -29.40%               29,104          2001
Appreciation Portfolio:       10.000000          8.726696                -12.73%                   24          2000
Service Class 2 - Q/NQ

VIP III Growth & Income        9.583526          8.638736                 -9.86%               39,135          2001
Portfolio: Service            10.061118          9.583526                 -4.75%               51,939          2000
Class - Q/NQ                  10.000000         10.061118                  0.61%               15,029          1999

VIP III Growth & Income        9.817168          8.834091                -10.01%              128,141          2001
Portfolio: Service            10.000000          9.817168                 -1.83%               64,054          2000
Class 2 - Q/NQ

VIP III Growth                 8.117650          6.868704                -15.39%               73,522          2001
Opportunities                  9.909749          8.117650                -18.08%              103,519          2000
Portfolio: Service            10.000000          9.909749                 -0.90%               19,408          1999
Class - Q/NQ

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP III Growth                 8.499348          7.174692                -15.59%              128,917          2001
Opportunities                 10.000000          8.499348                -15.01%               75,111          2000
Portfolio: Service
Class 2 -Q/NQ

VIP III Mid Cap               17.833141         17.042700                 -4.43%               11,159          2001
Portfolio: Service            13.502242         17.833141                 32.08%               12,126          2000
Class-Q/NQ                    10.000000         13.502242                 35.02%                   77          1999(1)

VIP III Mid Cap               11.167442         10.655681                 -4.58%              210,982          2001
Portfolio: Service            10.000000         11.167442                 11.67%               56,520          2000
Class 2-Q/NQ


(1) The VIP III Mid Cap Portfolio was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information reflects the reporting period from January 11, 1999 through December 31, 1999.


The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.



The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.



The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.



The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.


The following underlying mutual funds were added to the variable account effective February 14, 2002:


AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, Alliance Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable

Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, no Condensed Financial Information is available.


The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.15%)
   (VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP Equity-Income             10.004822          9.385853                 -6.19%                6,007          2001
Portfolio: Service             9.344503         10.004822                  7.07%                6,433          2000
Class - Q/NQ                  10.000000          9.344503                 -6.55%                3,388          1999

VIP Equity-Income             10.859935         10.173350                 -6.32%               61,491          2001
Portfolio: Service            10.000000         10.859935                  8.60%                3,305          2000
Class 2 - Q/NQ

VIP Growth Portfolio:         10.873273          8.842257                -18.68%               72,992          2001
Service Class - Q/NQ          12.367900         10.873273                -12.08%               74,675          2000
                              10.000000         12.367900                 23.68%               47,923          1999

VIP Growth Portfolio:          8.467374          6.874049                -18.82%              119,492          2001
Service Class 2 - Q/NQ        10.000000          8.467374                -15.33%               40,430          2000

VIP High Income                7.427138          6.467917                -12.92%               11,197          2001
Portfolio: Service             9.708435          7.427138                -23.50%               13,021          2000
Class - Q/NQ                  10.000000          9.708435                 -2.92%                1,531          1999

VIP High Income                8.035851          6.995225                -12.95%               38,938          2001
Portfolio: Service            10.000000          8.035851                -19.64%               10,937          2000
Class 2 - Q/NQ

VIP Money Market              10.795323         11.113226                  2.94%               11,840          2001
Portfolio* - Q/NQ             10.269790         10.795323                  5.12%                    0          2000
                              10.000000         10.269790                  2.70%               12,006          1999

VIP Overseas Portfolio:       10.475758          8.151853                -22.18%                3,956          2001
Service Class - Q/NQ          13.107190         10.475758                -20.08%                4,267          2000
                              10.000000         13.107190                 31.07%                  244          1999



*The 7-day yield on the VIP Money Market Portfolio as of December 31, 2001 was 0.91%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP Overseas Portfolio:        8.389266          6.537334                -22.08%               12,672          2001
Service Class 2 - Q/NQ        10.000000          8.389266                -16.11%                2,788          2000

VIP II Asset Manager          10.049731          9.511870                 -5.35%                    0          2001
Portfolio: Service            10.596211         10.049731                 -5.16%                  481          2000
Class - Q/NQ                  10.000000         10.596211                  5.96%                4,567          1999

VIP II Asset Manager           9.470847          8.950970                 -5.49%               27,895          2001
Portfolio: Service            10.000000          9.470847                 -5.29%                6,133          2000
Class 2 - Q/NQ

VIP II Asset Manager:          9.368357          8.564745                 -8.58%                    0          2001
Growth Portfolio:             10.843019          9.368357                -13.60%                    0          2000
Service Class - Q/NQ          10.000000         10.843019                  8.43%                    0          1999

VIP II Asset Manager:          8.705406          7.950716                 -8.67%                3,849          2001
Growth Portfolio:             10.000000          8.705406                -12.95%                1,289          2000
Service Class 2 - Q/NQ

VIP II Contrafund(R)          10.439205          9.042915                -13.38%               55,782          2001
Portfolio: Service            11.320167         10.439205                 -7.78%               56,010          2000
Class -Q/NQ                   10.000000         11.320167                 13.20%               51,988          1999

VIP II Contrafund(R)           9.239821          7.994141                -13.48%               32,102          2001
Portfolio: Service            10.000000          9.239821                 -7.60%               14,206          2000
Class 2 -Q/NQ

VIP II Index 500               9.714380          8.440017                -13.12%               50,509          2001
Portfolio - Q/NQ              10.834863          9.714380                -10.34%               29,731          2000
                              10.000000         10.834863                  8.35%                2,318          1999

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP II Investment Grade       10.786552         11.564259                  7.21%               62,448          2001
Bond Portfolio - Q/NQ          9.810644         10.786552                  9.95%               21,364          2000
                              10.000000          9.810644                 -1.89%                4,162          1999

VIP III Balanced               9.235097          8.970919                 -2.86%                8,911          2001
Portfolio: Service             9.770329          9.235097                 -5.48%                6,834          2000
Class - Q/NQ                  10.000000          9.770329                 -2.30%                8,159          1999

VIP III Balanced               9.596605          9.308152                 -3.01%               20,361          2001
Portfolio: Service            10.000000          9.596605                 -4.03%                2,736          2000
Class 2 - Q/NQ

VIP III Dynamic Capital        8.725634          6.157477                 -29.43                    0          2001
Appreciation Portfolio:       10.000000          8.725634                -12.74%                    0          2000
Service Class - Q/NQ

VIP III Dynamic Capital        8.725630          6.157480                -29.43%                8,576          2001
Appreciation Portfolio:       10.000000          8.725630                -12.74%                    0          2000
Service Class 2 - Q/NQ

VIP III Growth & Income        9.575498          8.627103                 -9.90%               44,926          2001
Portfolio: Service            10.057746          9.575498                 -4.79%               47,976          2000
Class - Q/NQ                  10.000000         10.057746                  0.58%               32,590          1999

VIP III Growth & Income        9.813882          8.826630                -10.06%               31,580          2001
Portfolio: Service            10.000000          9.813882                 -1.86%               12,656          2000
Class 2 - Q/NQ

VIP III Growth                 8.110845          6.859446                -15.43%               58,798          2001
Opportunities                  9.906423          8.110845                -18.13%               65,698          2000
Portfolio: Service            10.000000          9.906423                 -0.94%               30,958          1999
Class - Q/NQ

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP III Growth                 8.496504          7.168636                -15.63%               13,238          2001
Opportunities                 10.000000          8.496504                -15.03%               15,419          2000
Portfolio: Service
Class 2 -Q/NQ

VIP III Mid Cap               17.818211         17.019769                 -4.48%                2,262          2001
Portfolio: Service            13.497714         17.818211                 32.01%                2,300          2000
Class-Q/NQ                    10.000000         13.497714                 34.98%                    0          1999(1)

VIP III Mid Cap               11.163719         10.646714                 -4.63%               52,151          2001
Portfolio: Service            10.000000         11.163719                 11.64%               11,389          2000
Class 2-Q/NQ


(1) The VIP III Mid Cap Portfolio was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information reflects the reporting period from January 11, 1999 through December 31, 1999.


The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.



The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.



The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.



The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.


The following underlying mutual funds were added to the variable account effective February 14, 2002:


AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, Alliance Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable

Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, no Condensed Financial Information is available.


The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no Condensed Financial Information is available.

                    OPTIONAL BENEFITS ELECTED (TOTAL 1.20%)
   (VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP Equity-Income              9.996446          9.373214                 -6.23%                4,444          2001
Portfolio: Service             9.341371          9.996446                  7.01%                4,662          2000
Class - Q/NQ                  10.000000          9.341371                 -6.59%                2,421          1999

VIP Equity-Income             10.856303         10.164777                 -6.37%               18,545          2001
Portfolio: Service            10.000000         10.856303                  8.56%               11,732          2000
Class 2 - Q/NQ

VIP Growth Portfolio:         10.864164          8.830356                -18.72%               17,392          2001
Service Class - Q/NQ          12.363757         10.864164                -12.13%               17,691          2000
                              10.000000         12.363757                 23.64%                3,943          1999

VIP Growth Portfolio:          8.464537          6.868238                -18.86%               51,769          2001
Service Class 2 - Q/NQ        10.000000          8.464537                -15.35%               31,833          2000

VIP High Income                7.420890          6.459185                -12.96%                4,377          2001
Portfolio: Service             9.705170          7.420890                -23.54%                4,563          2000
Class - Q/NQ                  10.000000          9.705170                 -2.95%                1,746          1999

VIP High Income                8.033155          6.989318                -12.99%               15,464          2001
Portfolio: Service            10.000000          8.033155                -19.67%               17,150          2000
Class 2 - Q/NQ

VIP Money Market              10.786230         11.098217                  2.89%               37,336          2001
Portfolio* - Q/NQ             10.266304         10.786230                  5.06%                  532          2000
                              10.000000         10.266304                  2.66%                  257          1999

VIP Overseas Portfolio:       10.466994          8.140878                -22.22%                5,266          2001
Service Class - Q/NQ          13.102821         10.466994                -20.12%                5,722          2000
                              10.000000         13.102821                 31.03%                1,165          1999



*The 7-day yield on the VIP Money Market Portfolio as of December 31, 2001 was 0.86%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP Overseas Portfolio:        8.386465          6.531831                -22.11%               12,370          2001
Service Class 2 - Q/NQ        10.000000          8.386465                -16.14%               14,006          2000

VIP II Asset Manager          10.041311          9.499073                 -5.40%                2,316          2001
Portfolio: Service            10.592651         10.041311                 -5.20%                2,543          2000
Class - Q/NQ                  10.000000         10.592651                  5.93%                    0          1999

VIP II Asset Manager           9.467676          8.943412                 -5.54%                8,124          2001
Portfolio: Service            10.000000          9.467676                 -5.32%               11,481          2000
Class 2 - Q/NQ

VIP II Asset Manager:          9.360492          8.553187                 -8.62%                3,966          2001
Growth Portfolio:             10.839384          9.360492                -13.64%                4,185          2000
Service Class - Q/NQ          10.000000         10.839384                  8.39%                  420          1999

VIP II Asset Manager:          8.702495          7.944011                 -8.72%                6,328          2001
Growth Portfolio:             10.000000          8.702495                -12.98%                4,561          2000
Service Class 2 - Q/NQ

VIP II Contrafund(R)          10.430444          9.030727                -13.42%               11,830          2001
Portfolio: Service            11.316365         10.430444                 -7.83%               12,678          2000
Class -Q/NQ                   10.000000         11.316365                 13.16%                3,411          1999

VIP II Contrafund(R)           9.236735          7.987395                -13.53%               33,637          2001
Portfolio: Service            10.000000          9.236735                 -7.63%               23,308          2000
Class 2 -Q/NQ

VIP II Index 500               9.706237          8.428653                -13.16%               83,893          2001
Portfolio - Q/NQ              10.831230          9.706237                -10.39%               79,152          2000
                              10.000000         10.831230                  8.31%                6,577          1999

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP II Investment Grade       10.777507         11.548686                  7.16%               19,310          2001
Bond Portfolio - Q/NQ          9.807349         10.777507                  9.89%                8,973          2000
                              10.000000          9.807349                 -1.93%                  626          1999

VIP III Balanced               9.227351          8.958831                 -2.91%                1,650          2001
Portfolio: Service             9.767051          9.227351                 -5.53%                  745          2000
Class - Q/NQ                  10.000000          9.767051                 -2.33%                  257          1999

VIP III Balanced               9.593396          9.300292                 -3.06%                8,987          2001
Portfolio: Service            10.000000          9.593396                 -4.07%                4,889          2000
Class 2 - Q/NQ

VIP III Dynamic Capital        8.724567          6.153578                -29.47%                  180          2001
Appreciation Portfolio:       10.000000          8.724567                -12.75%                    0          2000
Service Class - Q/NQ

VIP III Dynamic Capital        8.724565          6.153576                -29.47%                3,481          2001
Appreciation Portfolio:       10.000000          8.724565                -12.75%                2,091          2000
Service Class 2 - Q/NQ

VIP III Growth & Income        9.567480          8.615493                 -9.95%                8,390          2001
Portfolio: Service            10.054379          9.567480                 -4.84%                9,694          2000
Class - Q/NQ                  10.000000         10.054379                  0.54%                5,170          1999

VIP III Growth & Income        9.810607          8.819213                -10.11%               22,086          2001
Portfolio: Service            10.000000          9.810607                 -1.89%               11,400          2000
Class 2 - Q/NQ

VIP III Growth                 8.104048          6.850214                -15.47%               13,084          2001
Opportunities                  9.903104          8.104048                -18.17%               15,298          2000
Portfolio: Service            10.000000          9.903104                 -0.97%                6,904          1999
Class - Q/NQ

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP III Growth                 8.493657          7.162591                -15.67%               18,696          2001
Opportunities                 10.000000          8.493657                -15.06%               11,893          2000
Portfolio: Service
Class 2 -Q/NQ

VIP III Mid Cap               17.803282         16.996856                 -4.53%                1,157          2001
Portfolio: Service            13.493199         17.803282                 31.94%                1,956          2000
Class-Q/NQ                    10.000000         13.493199                 34.93%                  530          1999(1)

VIP III Mid Cap               11.159988         10.637734                 -4.68%               19,671          2001
Portfolio: Service            10.000000         11.159988                 11.60%               14,392          2000
Class 2-Q/NQ


(1) The VIP III Mid Cap Portfolio was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information reflects the reporting period from January 11, 1999 through December 31, 1999.


The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.



The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.



The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.



The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.


The following underlying mutual funds were added to the variable account effective February 14, 2002:


AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, Alliance Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable

Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, no Condensed Financial Information is available.


The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.25%)
   (VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP Equity-Income              9.988075          9.360599                 -6.28%                3,531          2001
Portfolio: Service             9.338236          9.988075                  6.96%                1,887          2000
Class - Q/NQ                  10.000000          9.338236                 -6.62%                1,237          1999

VIP Equity-Income             10.852674         10.156195                 -6.42%               34,760          2001
Portfolio: Service            10.000000         10.852674                  8.53%                7,726          2000
Class 2 - Q/NQ

VIP Growth Portfolio:         10.855048          8.818451                -18.76%               10,610          2001
Service Class - Q/NQ          12.359610         10.855048                -12.17%               13,063          2000
                              10.000000         12.359610                 23.60%                2,068          1999

VIP Growth Portfolio:          8.461714          6.862459                -18.90%               62,143          2001
Service Class 2 - Q/NQ        10.000000          8.461714                -15.38%               22,582          2000

VIP High Income                7.414681          6.450489                -13.00%                1,239          2001
Portfolio: Service             9.701921          7.414681                -23.58%                3,026          2000
Class - Q/NQ                  10.000000          9.701921                 -2.98%                2,250          1999

VIP High Income                8.030466          6.983409                -13.04%                4,599          2001
Portfolio: Service            10.000000          8.030466                -19.70%                3,350          2000
Class 2 - Q/NQ

VIP Money Market              10.777140         11.083221                  2.84%               13,826          2001
Portfolio* - Q/NQ             10.262817         10.777140                  5.01%                    0          2000
                              10.000000         10.262817                  2.63%                    0          1999

VIP Overseas Portfolio:       10.458206          8.129878                -22.66%                3,817          2001
Service Class - Q/NQ          13.098422         10.458206                -20.16%                4,067          2000
                              10.000000         13.098422                 30.98%                   32          1999



*The 7-day yield on the VIP Money Market Portfolio as of December 31, 2001 was 0.81%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP Overseas Portfolio:        8.383650          6.526307                -22.15%                5,206          2001
Service Class 2 - Q/NQ        10.000000          8.383650                -16.16%                3,288          2000

VIP II Asset Manager          10.032886          9.486258                 -5.45%                3,032          2001
Portfolio: Service            10.589098         10.032886                 -5.25%                3,032          2000
Class - Q/NQ                  10.000000         10.589098                  5.89%                3,092          1999

VIP II Asset Manager           9.464517          8.935877                 -5.59%               15,792          2001
Portfolio: Service            10.000000          9.464517                 -5.35%                  637          2000
Class 2 - Q/NQ

VIP II Asset Manager:          9.352638          8.541650                 -8.67%                  127          2001
Growth Portfolio:             10.835743          9.352638                -13.69%                  127          2000
Service Class - Q/NQ          10.000000         10.835743                  8.36%                  509          1999

VIP II Asset Manager:          8.699583          7.937310                 -8.76%                3,227          2001
Growth Portfolio:             10.000000          8.699583                -13.00%                  554          2000
Service Class 2 - Q/NQ

VIP II Contrafund(R)          10.421715          9.018576                -13.46%                5,927          2001
Portfolio: Service            11.312579         10.421715                 -7.87%                7,038          2000
Class -Q/NQ                   10.000000         11.312579                 13.13%                3,881          1999

VIP II Contrafund(R)           9.233647          7.980666                -13.57%               28,069          2001
Portfolio: Service            10.000000          9.233647                 -7.66%               12,292          2000
Class 2 -Q/NQ

VIP II Index 500               9.698102          8.417305                -13.21%               32,337          2001
Portfolio - Q/NQ              10.827599          9.698102                -10.43%               19,211          2000
                              10.000000         10.827599                  8.28%                1,376          1999

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP II Investment Grade       10.768479         11.533137                  7.10%               21,311          2001
Bond Portfolio - Q/NQ          9.804059         10.768479                  9.84%               11,996          2000
                              10.000000          9.804059                 -1.96%                5,985          1999

VIP III Balanced               9.219609          8.946767                 -2.96%                1,707          2001
Portfolio: Service             9.763773          9.219609                 -5.57%                1,707          2000
Class - Q/NQ                  10.000000          9.763773                 -2.36%                1,633          1999

VIP III Balanced               9.590173          9.292439                 -3.10%               25,031          2001
Portfolio: Service            10.000000          9.590173                 -4.10%                5,498          2000
Class 2 - Q/NQ

VIP III Dynamic Capital        8.723504          6.149686                -29.50%                    0          2001
Appreciation Portfolio:       10.000000          8.723504                -12.76%                    0          2000
Service Class - Q/NQ

VIP III Dynamic Capital        8.723503          6.149688                -29.50%                  777          2001
Appreciation Portfolio:       10.000000          8.723503                -12.76%                    0          2000
Service Class 2 - Q/NQ

VIP III Growth & Income        9.559452          8.603875                -10.00%                6,789          2001
Portfolio: Service            10.051000          9.559452                 -4.89%                9,285          2000
Class - Q/NQ                  10.000000         10.051000                  0.51%                3,518          1999

VIP III Growth & Income        9.807331          8.811766                -10.15%               44,878          2001
Portfolio: Service            10.000000          9.807331                 -1.93%               12,147          2000
Class 2 - Q/NQ

VIP III Growth                 8.097237          6.840964                -15.51%                6,482          2001
Opportunities                  9.899770          8.097237                -18.21%                8,991          2000
Portfolio: Service            10.000000          9.899770                 -1.00%                2,972          1999
Class - Q/NQ

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP III Growth                 8.490822          7.156543                -15.71%               10,647          2001
Opportunities                 10.000000          8.490822                -15.09%                7,766          2000
Portfolio: Service
Class 2 -Q/NQ

VIP III Mid Cap               17.788368         16.973973                 -4.58%                2,917          2001
Portfolio: Service            13.488675         17.788368                 31.88%                4,077          2000
Class-Q/NQ                    10.000000         13.488675                 34.89%                   42          1999(1)

VIP III Mid Cap               11.156253         10.628769                 -4.73%               24,160          2001
Portfolio: Service            10.000000         11.156253                 11.56%                9,125          2000
Class 2-Q/NQ


(1) The VIP III Mid Cap Portfolio was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information reflects the reporting period from January 11, 1999 through December 31, 1999.


The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.



The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.



The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.



The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.


The following underlying mutual funds were added to the variable account effective February 14, 2002:


AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, Alliance Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable

Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, no Condensed Financial Information is available.


The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.30%)
   (VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP Equity-Income              9.979686          9.347976                 -6.33%                  843          2001
Portfolio: Service             9.335095          9.979686                  6.91%                  843          2000
Class - Q/NQ

VIP Equity-Income             10.849047         10.147635                 -6.47%                  708          2001
Portfolio: Service            10.000000         10.849047                  8.49%                  236          2000
Class 2 - Q/NQ

VIP Growth Portfolio:         10.845940          8.806545                -18.80%                2,875          2001
Service Class - Q/NQ          12.355467         10.845940                -12.22%                3,479          2000


VIP Growth Portfolio:          8.458873          6.856641                -18.94%                2,345          2001
Service Class 2 - Q/NQ        10.000000          8.458873                -15.41%                1,555          2000

VIP High Income                7.408463          6.441805                -13.05%                    0          2001
Portfolio: Service             9.698668          7.408463                -23.61%                    0          2000
Class - Q/NQ

VIP High Income                8.027765          6.977508                -13.08%                1,346          2001
Portfolio: Service            10.000000          8.027765                -19.72%                  326          2000
Class 2 - Q/NQ

VIP Money Market              11.883085         12.214356                  2.79%                2,725          2001
Portfolio* - Q/NQ             11.321684         11.883085                  4.96%                    0          2000

VIP Overseas Portfolio:       10.449433          8.118928                -22.30%                  301          2001
Service Class - Q/NQ          13.094032         10.449433                -20.20%                  309          2000



*The 7-day yield on the VIP Money Market Portfolio as of December 31, 2001 was 0.76%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP Overseas Portfolio:        8.380839          6.520785                -22.19%                1,385          2001
Service Class 2 - Q/NQ        10.000000          8.380839                -16.19%                  402          2000

VIP II Asset Manager          10.024469          9.473472                 -5.50%                    0          2001
Portfolio: Service            10.585544         10.024469                 -5.30%                    0          2000
Class - Q/NQ

VIP II Asset Manager           9.461349          8.928331                 -5.63%                1,017          2001
Portfolio: Service            10.000000          9.461349                 -5.39%                  706          2000
Class 2 - Q/NQ

VIP II Asset Manager:          9.344790          8.530134                 -8.72%                  374          2001
Growth Portfolio:             10.832110          9.344790                -13.73%                  478          2000
Service Class - Q/NQ

VIP II Asset Manager:          8.696670          7.930603                 -8.81%                  380          2001
Growth Portfolio:             10.000000          8.696670                -13.03%                    0          2000
Service Class 2 - Q/NQ

VIP II Contrafund(R)          10.412956          9.006407                -13.51%                1,336          2001
Portfolio: Service            11.308771         10.412956                 -7.92%                2,321          2000
Class -Q/NQ

VIP II Contrafund(R)           9.230553          7.973926                -13.61%                3,657          2001
Portfolio: Service            10.000000          9.230553                 -7.69%                1,089          2000
Class 2 -Q/NQ

VIP II Index 500              16.867202         14.632127                -13.25%                1,084          2001
Portfolio - Q/NQ              18.841144         16.867202                 -10.48                1,469          2000

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP II Investment Grade       12.474251         13.353240                  7.05%                  480          2001
Bond Portfolio - Q/NQ         11.362789         12.474251                  9.78%                  213          2000

VIP III Balanced               9.211877          8.934702                 -3.01%                    0          2001
Portfolio: Service             9.760484          9.211877                 -5.62%                    0          2000
Class - Q/NQ

VIP III Balanced               9.586975          9.284604                 -3.15%                  846          2001
Portfolio: Service            10.000000          9.586975                 -4.13%                    0          2000
Class 2 - Q/NQ

VIP III Dynamic Capital        8.722441          6.145793                -29.54%                    0          2001
Appreciation Portfolio:       10.000000          8.722441                -12.78%                    0          2000
Service Class - Q/NQ

VIP III Dynamic Capital        8.722439          6.145798                -29.54%                    0          2001
Appreciation Portfolio:       10.000000          8.722439                -12.78%                    0          2000
Service Class 2 - Q/NQ

VIP III Growth & Income        9.551417          8.592265                -10.04%                  904          2001
Portfolio: Service            10.047615          9.551417                 -4.94%                  914          2000
Class - Q/NQ

VIP III Growth & Income        9.804049          8.804323                -10.20%                3,422          2001
Portfolio: Service            10.000000          9.804049                 -1.96%                1,140          2000
Class 2 - Q/NQ

VIP III Growth                 8.090436          6.831736                -15.56%                1,664          2001
Opportunities                  9.896444          8.090436                -18.25%                1,675          2000
Portfolio: Service
Class - Q/NQ

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP III Growth                 8.487973          7.150507                -15.76%                4,771          2001
Opportunities                 10.000000          8.487973                -15.12%                  632          2000
Portfolio: Service
Class 2 -Q/NQ

VIP III Mid Cap               17.773446         16.951081                 -4.63%                    0          2001
Portfolio: Service            13.484146         17.773446                 31.81%                  591          2000
Class-Q/NQ

VIP III Mid Cap               11.152532         10.619809                 -4.78%                3,155          2001
Portfolio: Service            10.000000         11.152532                 11.53%                1,503          2000
Class 2-Q/NQ


The VIP III Dynamic Capital Appreciation Portfolio: Service Class was added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.


The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.



The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.



The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.



The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.


The following underlying mutual funds were added to the variable account effective February 14, 2002:


AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, Alliance Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust -

Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds
- Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, no Condensed Financial Information is available.


The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no Condensed Financial Information is available.

                    OPTIONAL BENEFITS ELECTED (TOTAL 1.35%)
   (VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP Equity-Income              9.971310          9.335364                 -6.38%                    0          2001
Portfolio: Service             9.331958          9.971310                  6.85%                    0          2000
Class - Q/NQ

VIP Equity-Income             10.845425         10.139075                 -6.51%                7,580          2001
Portfolio: Service            10.000000         10.845425                  8.45%                  875          2000
Class 2 - Q/NQ

VIP Growth Portfolio:         10.836830          8.794661                -18.84%                  584          2001
Service Class - Q/NQ          12.351314         10.836830                -12.26%                  584          2000

VIP Growth Portfolio:          8.456041          6.850854                -18.98%               15,553          2001
Service Class 2 - Q/NQ        10.000000          8.456041                -15.44%                2,264          2000

VIP High Income                7.402223          6.433089                -13.09%                    0          2001
Portfolio: Service             9.695407          7.402223                -23.65%                    0          2000
Class - Q/NQ

VIP High Income                8.025085          6.971623                -13.13%                1,930          2001
Portfolio: Service            10.000000          8.025085                -19.75%                  138          2000
Class 2 - Q/NQ

VIP Money Market              10.758964         11.053262                  2.74%                    0          2001
Portfolio* - Q/NQ             10.255839         10.758964                  4.91%                    0          2000

VIP Overseas Portfolio:       10.440659          8.107973                -22.34%                    0          2001
Service Class - Q/NQ          13.089636         10.440659                -20.24%                    0          2000



*The 7-day yield on the VIP Money Market Portfolio as of December 31, 2001 was 0.71%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP Overseas Portfolio:        8.378040          6.515292                -22.23%                  832          2001
Service Class 2 - Q/NQ        10.000000          8.378040                -16.22%                  468          2000

VIP II Asset Manager          10.016038          9.460683                 -5.54%                    0          2001
Portfolio: Service            10.581982         10.016038                 -5.35%                    0          2000
Class - Q/NQ

VIP II Asset Manager           9.458184          8.920800                 -5.68%                2,211          2001
Portfolio: Service            10.000000          9.458184                 -5.42%                    0          2000
Class 2 - Q/NQ

VIP II Asset Manager:          9.336943          8.518628                 -8.76%                    0          2001
Growth Portfolio:             10.828467          9.336943                -13.77%                    0          2000
Service Class - Q/NQ

VIP II Asset Manager:          8.693759          7.923906                 -8.86%                  478          2001
Growth Portfolio:             10.000000          8.693759                -13.06%                  155          2000
Service Class 2 - Q/NQ

VIP II Contrafund(R)          10.404221          8.994259                -13.55%                  552          2001
Portfolio: Service            11.304975         10.404221                 -7.97%                  552          2000
Class -Q/NQ

VIP II Contrafund(R)           9.227456          7.967172                -13.66%                5,144          2001
Portfolio: Service            10.000000          9.227456                 -7.73%                1,679          2000
Class 2 -Q/NQ

VIP II Index 500               9.681826          8.394605                -13.30%               11,142          2001
Portfolio - Q/NQ              10.820327          9.681826                -10.52%                1,658          2000

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP II Investment Grade       10.750405         11.502068                  6.99%                5,056          2001
Bond Portfolio - Q/NQ          9.797473         10.750405                  9.73%                    0          2000

VIP III Balanced               9.204144          8.922649                 -3.06%                    0          2001
Portfolio: Service             9.757211          9.204144                 -5.67%                    0          2000
Class - Q/NQ

VIP III Balanced               9.583762          9.276764                 -3.20%                7,675          2001
Portfolio: Service            10.000000          9.583762                 -4.19%                   28          2000
Class 2 - Q/NQ

VIP III Dynamic Capital        8.721374          6.141897                -29.58%                    0          2001
Appreciation Portfolio:       10.000000          8.721374                -12.79%                    0          2000
Service Class - Q/NQ

VIP III Dynamic Capital        8.721370          6.141898                -29.58%                   98          2001
Appreciation Portfolio:       10.000000          8.721370                -12.79%                    0          2000
Service Class 2 - Q/NQ

VIP III Growth & Income        9.543409          8.580686                -10.09%                    0          2001
Portfolio: Service            10.044245          9.543409                 -4.99%                    0          2000
Class - Q/NQ

VIP III Growth & Income        9.800774          8.796886                -10.24%                5,496          2001
Portfolio: Service            10.000000          9.800774                 -1.99%                  793          2000
Class 2 - Q/NQ

VIP III Growth                 8.083647          6.822514                -15.60%                    0          2001
Opportunities                  9.893125          8.083647                -18.29%                    0          2000
Portfolio: Service
Class - Q/NQ

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP III Growth                 8.485135          7.144460                -15.80%                1,232          2001
Opportunities                 10.000000          8.485135                -15.15%                  344          2000
Portfolio: Service
Class 2 -Q/NQ

VIP III Mid Cap               17.758535         16.928228                 -4.68%                    0          2001
Portfolio: Service            13.479627         17.758535                 31.74%                    0          2000
Class-Q/NQ

VIP III Mid Cap               11.148798         10.610836                 -4.83%                5,228          2001
Portfolio: Service            10.000000         11.148798                 11.49%                1,056          2000
Class 2-Q/NQ


The VIP III Dynamic Capital Appreciation Portfolio: Service Class was added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.


The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.



The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.



The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.



The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.


The following underlying mutual funds were added to the variable account effective February 14, 2002:


AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, Alliance Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable

Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, no Condensed Financial Information is available.


The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.40%)
   (VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP Equity-Income              9.962936          9.322767                 -6.43%                5,813          2001
Portfolio: Service             9.328815          9.962936                  6.80%                5,439          2000
Class - Q/NQ                  10.000000          9.328815                 -6.71%                  887          1999

VIP Equity-Income             10.841799         10.130513                 -6.56%               33,937          2001
Portfolio: Service            10.000000         10.841799                  8.42%                  290          2000
Class 2 - Q/NQ

VIP Growth Portfolio:         10.827725          8.782784                -18.89%               12,624          2001
Service Class - Q/NQ          12.347169         10.827725                -12.31%               15,177          2000
                              10.000000         12.347169                 23.47%                5,165          1999

VIP Growth Portfolio:          8.453200          6.845050                -19.02%               48,765          2001
Service Class 2 - Q/NQ        10.000000          8.453200                -15.47%                6,156          2000

VIP High Income                7.396001          6.424407                -13.14%                1,144          2001
Portfolio: Service             9.692137          7.396001                -23.69%                  912          2000
Class - Q/NQ                  10.000000          9.692137                 -3.08%                  107          1999

VIP High Income                8.022393          6.965740                -13.17%                5,315          2001
Portfolio: Service            10.000000          8.022393                -19.78%                1,161          2000
Class 2 - Q/NQ

VIP Money Market              11.833100         12.150588                  2.68%                  445          2001
Portfolio* - Q/NQ             11.285433         11.833100                  4.85%                  425          2000
                              10.883253         11.285433                  3.70%                    0          1999
                              10.465899         10.883253                  3.99%                    0          1998
                              10.000000         10.465899                  4.66%                    0          1997

VIP Overseas Portfolio:       10.431903          8.097034                -22.38%                3,319          2001
Service Class - Q/NQ          13.085254         10.431903                -20.28%                4,184          2000
                              10.000000         13.085254                 30.85%                2,248          1999



*The 7-day yield on the VIP Money Market Portfolio as of December 31, 2001 was 0.66%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP Overseas Portfolio:        8.375228          6.509775                -22.27%               11,309          2001
Service Class 2 - Q/NQ        10.000000          8.375228                -16.25%                1,703          2000

VIP II Asset Manager          10.007639          9.447928                 -5.59%                    0          2001
Portfolio: Service            10.578425         10.007639                 -5.40%                    0          2000
Class - Q/NQ                  10.000000         10.578425                  5.78%                    0          1999

VIP II Asset Manager           9.455005          8.913246                 -5.73%                6,309          2001
Portfolio: Service            10.000000          9.455005                 -5.45%                    0          2000
Class 2 - Q/NQ

VIP II Asset Manager:          9.329098          8.507129                 -8.81%                2,156          2001
Growth Portfolio:             10.824826          9.329098                -13.82%                2,416          2000
Service Class - Q/NQ          10.000000         10.824826                  8.25%                  219          1999

VIP II Asset Manager:          8.690850          7.917224                 -8.90%                1,946          2001
Growth Portfolio:             10.000000          8.690850                -13.09%                  744          2000
Service Class 2 - Q/NQ

VIP II Contrafund(R)          10.395475          8.982108                -13.60%                7,279          2001
Portfolio: Service            11.301172         10.395475                 -8.01%                7,042          2000
Class -Q/NQ                   10.000000         11.301172                 13.01%                  311          1999

VIP II Contrafund(R)           9.224369          7.960462                -13.70%               27,316          2001
Portfolio: Service            10.000000          9.224369                 -7.76%                1,556          2000
Class 2 -Q/NQ

VIP II Index 500              16.800024         14.558975                -13.34%               25,758          2001
Portfolio - Q/NQ              18.785022         16.800024                -10.57%               13,185          2000
                              15.809112         18.785022                 18.82%                2,681          1999
                              12.494291         15.809112                 26.53%                    0          1998
                              10.000000         12.494291                 24.94%                    0          1997

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP II Investment Grade       12.421795         13.283557                  6.94%                8,609          2001
Bond Portfolio - Q/NQ         11.326409         12.421795                  9.67%                1,129          2000
                              11.609070         11.326409                 -2.43%                  481          1999
                              10.817010         11.609070                  7.32%                    0          1998
                              10.000000         10.817010                  8.17%                    0          1997

VIP III Balanced               9.196411          8.910614                 -3.11%                6,969          2001
Portfolio: Service             9.753925          9.196411                 -5.72%                6,969          2000
Class - Q/NQ                  10.000000          9.753925                 -2.46%                3,154          1999

VIP III Balanced               9.580552          9.268926                 -3.25%               15,251          2001
Portfolio: Service            10.000000          9.580552                 -4.19%                  324          2000
Class 2 - Q/NQ

VIP III Dynamic Capital        8.720312          6.138007                -29.61%                  554          2001
Appreciation Portfolio:       10.000000          8.720312                -12.80%                    0          2000
Service Class - Q/NQ

VIP III Dynamic Capital        8.720311          6.138005                -29.61%               10,748          2001
Appreciation Portfolio:       10.000000          8.720311                -12.80%                    0          2000
Service Class 2 - Q/NQ

VIP III Growth & Income        9.535389          8.569097                -10.13%               11,190          2001
Portfolio: Service            10.040866          9.535389                 -5.03%               12,851          2000
Class - Q/NQ                  10.000000         10.040866                  0.41%                6,204          1999

VIP III Growth & Income        9.797476          8.789444                -10.29%               10,388          2001
Portfolio: Service            10.000000          9.797476                 -2.03%                2,589          2000
Class 2 - Q/NQ

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP III Growth                 8.076838          6.813290                -15.64%               41,198          2001
Opportunities                  9.889792          8.076838                -18.33%               40,600          2000
Portfolio: Service            10.000000          9.889792                 -1.10%               19,140          1999
Class - Q/NQ

VIP III Growth                 8.482290          7.138417                -15.84%                3,026          2001
Opportunities                 10.000000          8.482290                -15.18%                  872          2000
Portfolio: Service
Class 2 -Q/NQ

VIP III Mid Cap               17.743624         16.905393                 -4.72%                  705          2001
Portfolio: Service            13.475098         17.743624                 31.68%                  885          2000
Class-Q/NQ                    10.000000         13.475098                 34.75%                    0          1999(1)

VIP III Mid Cap               11.145061         10.601873                 -4.87%               33,025          2001
Portfolio: Service            10.000000         11.145061                 11.45%                2,241          2000
Class 2-Q/NQ


(1) The VIP III Mid Cap Portfolio was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information reflects the reporting period from January 11, 1999 through December 31, 1999.

The VIP III Dynamic Capital Appreciation Portfolio: Service Class was added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.


The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.



The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.



The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.



The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.


The following underlying mutual funds were added to the variable account effective February 14, 2002:

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM

V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, Alliance Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value
Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value
Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance TRUST - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds
- Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, no Condensed Financial Information is available.


The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no Condensed Financial Information is available.

                    OPTIONAL BENEFITS ELECTED (TOTAL 1.45%)
   (VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP Equity-Income              9.954571          9.310188                 -6.47%               33,970          2001
Portfolio: Service             9.325673          9.954571                  6.74%               34,242          2000
Class - Q/NQ                  10.000000          9.325673                 -6.74%                3,470          1999

VIP Equity-Income             10.838163         10.121941                 -6.61%                2,294          2001
Portfolio: Service            10.000000         10.838163                  8.38%                1,293          2000
Class 2 - Q/NQ

VIP Growth Portfolio:         10.818621          8.770906                -18.93%               10,188          2001
Service Class - Q/NQ          12.343020         10.818621                -12.35%               11,079          2000
                              10.000000         12.343020                 23.43%                2,607          1999

VIP Growth Portfolio:          8.450368          6.839254                -19.07%               27,699          2001
Service Class 2 - Q/NQ        10.000000          8.450368                -15.50%               17,263          2000

VIP High Income                7.389789          6.415725                -13.18%               23,904          2001
Portfolio: Service             9.688885          7.389789                -23.73%               24,195          2000
Class - Q/NQ                  10.000000          9.688885                 -3.11%                    0          1999

VIP High Income                8.019694          6.959828                -13.22%                1,315          2001
Portfolio: Service            10.000000          8.019694                -19.80%                    0          2000
Class 2 - Q/NQ

VIP Money Market              11.364567         11.663532                  2.63%                7,693          2001
Portfolio* - Q/NQ             10.844055         11.364567                  4.80%                    0          2000
                              10.462911         10.844055                  3.64%                    0          1999
                              10.066783         10.462911                  3.94%                    0          1998
                              10.000000         10.066783                  0.67%                    0          1997

VIP Overseas Portfolio:       10.423141         8.1086093                -22.42%                5,950          2001
Service Class - Q/NQ          13.080864         10.423141                -20.32%                6,910          2000
                              10.000000         13.080864                 30.81%                1,262          1999



*The 7-day yield on the VIP Money Market Portfolio as of December 31, 2001 was 0.61%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP Overseas Portfolio:        8.372418          6.504258                -22.31%                  976          2001
Service Class 2 - Q/NQ        10.000000          8.372418                -16.28%                  172          2000

VIP II Asset Manager           9.999235          9.435174                 -5.64%                    0          2001
Portfolio: Service            10.574877          9.999235                 -5.44%                    0          2000
Class - Q/NQ                  10.000000         10.574877                  5.75%                    0          1999

8.372418VIP II Asset           9.451842          8.905724                 -5.78%                6,368          2001
Manager Portfolio:            10.000000          9.451842                 -5.48%                6,101          2000
Service Class 2 - Q/NQ

VIP II Asset Manager:          9.321262          8.495649                 -8.86%                    0          2001
Growth Portfolio:             10.821191          9.321262                -13.86%                    0          2000
Service Class - Q/NQ          10.000000         10.821191                  8.21%                    0          1999

VIP II Asset Manager:          8.687931          7.910526                 -8.95%                4,458          2001
Growth Portfolio:             10.000000          8.687931                -13.12%                  499          2000
Service Class 2 - Q/NQ

VIP II Contrafund(R)          10.386727          8.969970                -13.64%                6,974          2001
Portfolio: Service            11.297372         10.386727                 -8.06%                6,974          2000
Class -Q/NQ                   10.000000         11.297372                 12.97%                2,852          1999

VIP II Contrafund(R)           9.221273          7.953714                -13.75%                9,320          2001
Portfolio: Service            10.000000          9.221273                 -7.79%                8,468          2000
Class 2 -Q/NQ

VIP II Index 500              13.870024         12.013694                -13.38%               12,251          2001
Portfolio - Q/NQ              15.516650         13.870024                -10.61%               10,311          2000
                              13.065126         15.516650                 18.76%                  190          1999
                              10.330898         13.065126                 26.47%                    0          1998
                              10.000000         10.330898                  3.31%                    0          1997

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP II Investment Grade       11.634088         12.434847                  6.88%                  820          2001
Bond Portfolio - Q/NQ         10.613518         11.634088                  9.62%                  826          2000
                              10.883913         10.613518                 -2.48%                  257          1999
                              10.146469         10.883913                  7.27%                    0          1998
                              10.000000         10.146469                  1.46%                    0          1997

VIP III Balanced               9.188680          8.898573                 -3.16%                  326          2001
Portfolio: Service             9.750647          9.188680                 -5.76%                  326          2000
Class - Q/NQ                  10.000000          9.750647                 -2.49%                  115          1999

VIP III Balanced               9.577347          9.261102                 -3.30%                1,306          2001
Portfolio: Service            10.000000          9.577347                 -4.23%                  759          2000
Class 2 - Q/NQ

VIP III Dynamic Capital        8.719244          6.134110                -29.65%                    0          2001
Appreciation Portfolio:       10.000000          8.719244                -12.81%                    0          2000
Service Class - Q/NQ

VIP III Dynamic Capital        8.719240          6.134116                -29.65%                1,179          2001
Appreciation Portfolio:       10.000000          8.719240                -12.81%                1,179          2000
Service Class 2 - Q/NQ

VIP III Growth & Income        9.527370          8.557520                -10.18%               24,151          2001
Portfolio: Service            10.037482          9.527370                 -5.08%               25,912          2000
Class - Q/NQ                  10.000000         10.037482                  0.37%                  284          1999

VIP III Growth & Income        9.794199          8.782013                -10.33%                5,662          2001
Portfolio: Service            10.000000          9.794199                 -2.06%                5,712          2000
Class 2 - Q/NQ

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP III Growth                 8.070054          6.804087                -15.69%               34,763          2001
Opportunities                  9.886469          8.070054                -18.37%               36,264          2000
Portfolio: Service            10.000000          9.886469                 -1.14%                3,120          1999(1)
Class - Q/NQ


VIP III Growth                 8.479448          7.132375                -15.89%                6,438          2001
Opportunities                 10.000000          8.479448                -15.21%                5,491          2000
Portfolio: Service
Class 2 -Q/NQ

VIP III Mid Cap               17.728734         16.882585                 -4.77%                4,372          2001
Portfolio: Service            13.470580         17.728734                 31.61%                5,061          2000
Class-Q/NQ                    10.000000         13.470580                 34.71%                    0          1999(1)

VIP III Mid Cap               11.141333         10.592911                 -4.92%               26,805          2001
Portfolio: Service            10.000000         11.141333                 11.41%               11,501          2000
Class 2-Q/NQ


(1) The VIP III Mid Cap Portfolio was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information reflects the reporting period from January 11, 1999 through December 31, 1999.


The VIP III Dynamic Capital Appreciation Portfolio: Service Class was added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.



The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.



The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.




The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.




The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.


The following underlying mutual funds were added to the variable account effective February 14, 2002:

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM

V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, Alliance Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value
Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value
Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance TRUST - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds
- Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, no Condensed Financial Information is available.



The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.50%)
   (VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP Equity-Income              9.946193          9.297598                 -6.52%                  528          2001
Portfolio: Service             9.322535          9.946193                  6.69%                  528          2000
Class - Q/NQ                  10.000000          9.322535                 -6.77%                    0          1999

VIP Equity-Income             10.834533         10.113386                 -6.66%               29,768          2001
Portfolio: Service            10.000000         10.834533                  8.35%                1,495          2000
Class 2 - Q/NQ

VIP Growth Portfolio:         10.809532          8.759055                -18.97%                6,484          2001
Service Class - Q/NQ          12.338879         10.809532                -12.39%                5,842          2000
                              10.000000         12.338879                 23.39%                1,137          1999

VIP Growth Portfolio:          8.447531          6.833466                -19.11%               34,616          2001
Service Class 2 - Q/NQ        10.000000          8.447531                -15.52%                  868          2000

VIP High Income                7.383568          6.407058                -13.23%                3,398          2001
Portfolio: Service             9.685624          7.383568                -23.77%                2,405          2000
Class - Q/NQ                  10.000000          9.685624                 -3.14%                  267          1999

VIP High Income                8.016993          6.953925                -13.26%                8,777          2001
Portfolio: Service            10.000000          8.016993                -19.83%                1,113          2000
Class 2 - Q/NQ

VIP Money Market              11.346346         11.638891                  2.58%                    0          2001
Portfolio* - Q/NQ             10.832134         11.346346                  4.75%                    0          2000
                              10.456715         10.832134                  3.59%               49,021          1999
                              10.065929         10.456715                  3.88%               71,766          1998
                              10.000000         10.065929                  0.66%                    0          1997

VIP Overseas Portfolio:       10.414372          8.075156                -22.46%                  387          2001
Service Class - Q/NQ          13.076471         10.414372                -20.36%                  471          2000
                              10.000000         13.076471                 30.76%                  255          1999

*The 7-day yield on the VIP Money Market Portfolio as of December 31, 2001 was 0.56%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP Overseas Portfolio:        8.369613          6.498755                -22.35%                6,992          2001
Service Class 2 - Q/NQ        10.000000          8.369613                -16.30%                  962          2000

VIP II Asset Manager           9.990829          9.422426                 -5.69%                  468          2001
Portfolio: Service            10.571321          9.990829                 -5.49%                  468          2000
Class - Q/NQ                  10.000000         10.571321                  5.71%                    0          1999

VIP II Asset Manager           9.448675          8.898196                 -5.83%                5,856          2001
Portfolio: Service            10.000000          9.448675                 -5.51%                  514          2000
Class 2 - Q/NQ

VIP II Asset Manager:          9.313417          8.484162                 -8.90%                  457          2001
Growth Portfolio:             10.817549          9.313417                -13.90%                  457          2000
Service Class - Q/NQ          10.000000         10.817549                  8.18%                    0          1999

VIP II Asset Manager:          8.685016          7.903822                 -8.99%                5,772          2001
Growth Portfolio:             10.000000          8.685016                -13.15%                  890          2000
Service Class 2 - Q/NQ

VIP II Contrafund(R)          10.378005          8.957861                -13.68%                4,504          2001
Portfolio: Service            11.293580         10.378005                 -8.11%                4,504          2000
Class -Q/NQ                   10.000000         11.293580                 12.94%                  565          1999

VIP II Contrafund(R)           9.218183          7.947001                -13.79%               17,070          2001
Portfolio: Service            10.000000          9.218183                 -7.82%                  729          2000
Class 2 -Q/NQ

VIP II Index 500              13.847864         11.988361                -13.43%                8,614          2001
Portfolio - Q/NQ              15.499687         13.847864                -10.66%                6,351          2000
                              13.057468         15.499687                 18.70%                  399          1999
                              10.330070         13.057468                 26.40%                    0          1998
                              10.000000         10.330070                  3.30%                    0          1997

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP II Investment Grade       11.615489         12.408647                  6.83%               13,309          2001
Bond Portfolio - Q/NQ         10.601902         11.615489                  9.56%                   81          2000
                              10.877515         10.601902                 -2.53%                  244          1999
                              10.145651         10.877515                  7.21%                    0          1998
                              10.000000         10.145651                  1.64%                    0          1997

VIP III Balanced               9.180959          8.886561                 -3.21%                2,529          2001
Portfolio: Service             9.747370          9.180959                 -5.81%                2,529          2000
Class - Q/NQ                  10.000000          9.747370                 -2.53%                    0          1999

VIP III Balanced               9.574134          9.253257                 -3.35%                9,570          2001
Portfolio: Service            10.000000          9.574134                 -4.26%                1,175          2000
Class 2 - Q/NQ

VIP III Dynamic Capital        8.718173          6.130220                -29.68%                    0          2001
Appreciation Portfolio:       10.000000          8.718173                -12.82%                    0          2000
Service Class - Q/NQ

VIP III Dynamic Capital        8.718171          6.130220                -29.68%                6,548          2001
Appreciation Portfolio:       10.000000          8.718171                -12.82%                  381          2000
Service Class 2 - Q/NQ

VIP III Growth & Income        9.519356          8.545956                -10.23%                  799          2001
Portfolio: Service            10.034112          9.519356                 -5.13%                  974          2000
Class - Q/NQ                  10.000000         10.034112                  0.34%                  530          1999

VIP III Growth & Income        9.790913          8.774593                -10.38%                4,057          2001
Portfolio: Service            10.000000          9.790913                 -2.09%                  363          2000
Class 2 - Q/NQ

VIP III Growth                 8.063257          6.794882                -15.73%                3,814          2001
Opportunities                  9.883134          8.063257                -18.41%                2,900          2000
Portfolio: Service            10.000000          9.883134                 -1.17%                  648          1999
Class - Q/NQ

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP III Growth                 8.476597          7.126334                -15.93%                5,760          2001
Opportunities                 10.000000          8.476597                -15.23%                  575          2000
Portfolio: Service
Class 2 -Q/NQ

VIP III Mid Cap               17.713831         16.859788                 -4.82%                1,228          2001
Portfolio: Service            13.466052         17.713831                 31.54%                1,228          2000
Class-Q/NQ                    10.000000         13.466052                 34.66%                   85          1999(1)

VIP III Mid Cap               11.137589         10.583952                 -4.97%               13,175          2001
Portfolio: Service            10.000000         11.137589                 11.38%                  796          2000
Class 2-Q/NQ


(1) The VIP III Mid Cap Portfolio was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information reflects the reporting period from January 11, 1999 through December 31, 1999.

The VIP III Dynamic Capital Appreciation Portfolio: Service Class was added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.


The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.



The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.



The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.



The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.


The following underlying mutual funds were added to the variable account effective February 14, 2002:


AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, Alliance Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund II: Service Shares, MFS Variable

Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, no Condensed Financial Information is available.


The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.55%)
   (VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP Equity-Income              9.937826          9.285029                 -6.57%                    0          2001
Portfolio: Service             9.319394          9.937826                  6.64%                    0          2000
Class - Q/NQ

VIP Equity-Income             10.830898         10.104825                 -6.70%               10,755          2001
Portfolio: Service            10.000000         10.830898                  8.31%                    0          2000
Class 2 - Q/NQ

VIP Growth Portfolio:         10.800438          8.747205                -19.01%                    0          2001
Service Class - Q/NQ          12.334723         10.800438                -12.44%                    0          2000

VIP Growth Portfolio:          8.444694          6.827677                -19.15%               24,184          2001
Service Class 2 - Q/NQ        10.000000          8.444694                -15.55%                2,198          2000

VIP High Income                7.377354          6.398390                -13.27%                    0          2001
Portfolio: Service             9.682359          7.377354                -23.81%                    0          2000
Class - Q/NQ

VIP High Income                8.014309          6.948050                -13.30%                2,949          2001
Portfolio: Service            10.000000          8.014309                -19.86%                    0          2000
Class 2 - Q/NQ

VIP Money Market              10.722656         10.993508                  2.53%                    0          2001
Portfolio* - Q/NQ             10.241878         10.722656                  4.69%                    0          2000

VIP Overseas Portfolio:       10.405612          8.064235                -22.50%                    0          2001
Service Class - Q/NQ          13.072073         10.405612                -20.40%                    0          2000



*The 7-day yield on the VIP Money Market Portfolio as of December 31, 2001 was 0.51%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP Overseas Portfolio:        8.366798          6.493251                -22.39%                7,131          2001
Service Class 2 - Q/NQ        10.000000          8.366798                -16.33%                  280          2000

VIP II Asset Manager           9.982426          9.409698                 -5.74%                    0          2001
Portfolio: Service            10.567758          8.366798                 -5.54%                    0          2000
Class - Q/NQ

VIP II Asset Manager           9.445503          8.890667                 -5.87%                4,458          2001
Portfolio: Service            10.000000          9.445503                 -5.54%                    0          2000
Class 2 - Q/NQ

VIP II Asset Manager:          9.305583          8.472691                 -8.95%                    0          2001
Growth Portfolio:             10.813907          9.305583                -13.95%                    0          2000
Service Class - Q/NQ

VIP II Asset Manager:          8.682095          7.897131                 -9.04%                  142          2001
Growth Portfolio:             10.000000          8.682095                -13.18%                    0          2000
Service Class 2 - Q/NQ

VIP II Contrafund(R)          10.369266          8.945742                -13.73%                    0          2001
Portfolio: Service            11.289773         10.369266                 -8.15%                    0          2000
Class -Q/NQ

VIP II Contrafund(R)           9.215087          7.940263                -13.83%               12,293          2001
Portfolio: Service            10.000000          9.215087                 -7.85%                2,192          2000
Class 2 -Q/NQ

VIP II Index 500               9.649314          8.349328                -13.47%               48,018          2001
Portfolio - Q/NQ              10.805770          9.649314                -10.70%                2,613          2000

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP II Investment Grade       10.714289         11.440067                  6.77%                5,375          2001
Bond Portfolio - Q/NQ          9.784289         10.714289                  9.51%                    0          2000

VIP III Balanced               9.173236          8.874549                 -3.26%                    0          2001
Portfolio: Service             9.744082          9.173236                 -5.86%                    0          2000
Class - Q/NQ

VIP III Balanced               9.570917          9.245426                 -3.40%                4,100          2001
Portfolio: Service            10.000000          9.570917                 -4.29%                    0          2000
Class 2 - Q/NQ

VIP III Dynamic Capital        8.717108          6.126332                -29.72%                    0          2001
Appreciation Portfolio:       10.000000          8.717108                -12.83%                    0          2000
Service Class - Q/NQ

VIP III Dynamic Capital        8.717102          6.126326                -29.72%                1,109          2001
Appreciation Portfolio:       10.000000          8.717102                -12.83%                    0          2000
Service Class 2 - Q/NQ

VIP III Growth & Income        9.511361          8.534412                -10.27%                    0          2001
Portfolio: Service            10.030731          9.511361                 -5.18%                    0          2000
Class - Q/NQ

VIP III Growth & Income        9.787626          8.767150                -10.43%                1,408          2001
Portfolio: Service            10.000000          9.787626                 -2.12%                    0          2000
Class 2 - Q/NQ

VIP III Growth                 8.056480          6.785706                -15.77%                    0          2001
Opportunities                  9.879817          8.056480                -18.46%                    0          2000
Portfolio: Service
Class - Q/NQ

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP III Growth                 8.473753          7.120299                -15.97%                  336          2001
Opportunities                 10.000000          8.473753                -15.26%                    0          2000
Portfolio: Service
Class 2 -Q/NQ

VIP III Mid Cap               17.698948         16.837022                 -4.87%                    0          2001
Portfolio: Service            13.461529         17.698948                 31.48%                    0          2000
Class-Q/NQ

VIP III Mid Cap               11.133863         10.575013                 -5.02%               12,541          2001
Portfolio: Service            13.461529         17.698948                 31.48%                    0          2000
Class 2-Q/NQ


The VIP III Dynamic Capital Appreciation Portfolio: Service Class was added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.


The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.



The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.



The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.



The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.


The following underlying mutual funds were added to the variable account effective February 14, 2002:


AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, Alliance Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable

Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, no Condensed Financial Information is available.


The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.60%)
   (VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP Equity-Income              9.929472          9.272487                 -6.62%                    0          2001
Portfolio: Service             9.316254          9.929472                  6.58%                    0          2000
Class - Q/NQ                  10.000000          9.316254                 -6.84%                    0          1999

VIP Equity-Income             10.827267         10.096273                 -6.75%                3,103          2001
Portfolio: Service            10.000000         10.827267                  8.27%                    0          2000
Class 2 - Q/NQ

VIP Growth Portfolio:         10.791343          8.735373                -19.05%                8,906          2001
Service Class - Q/NQ          12.330569         10.791343                -12.48%               10,916          2000
                              10.000000         12.330569                 23.31%                  539          1999

VIP Growth Portfolio:          8.441852          6.821878                -19.19%                3,451          2001
Service Class 2 - Q/NQ        10.000000          8.441852                -15.58%                  864          2000

VIP High Income                7.371133          6.389730                -13.31%                    0          2001
Portfolio: Service             9.679099          7.371133                -23.84%                    0          2000
Class - Q/NQ                  10.000000          9.679099                 -3.21%                    0          1999

VIP High Income                8.011610          6.942163                -13.35%                1,133          2001
Portfolio: Service            10.000000          8.011610                -19.88%                    0          2000
Class 2 - Q/NQ

VIP Money Market              10.713587         10.978600                  2.47%                2,045          2001
Portfolio* - Q/NQ             10.238387         10.713587                  4.64%                    0          2000
                              10.000000         10.238387                  2.38%                    0          1999

VIP Overseas Portfolio:       10.396864          8.053339                -22.54%                7,861          2001
Service Class - Q/NQ          13.067686         10.396864                -20.44%                9,748          2000
                              10.000000         13.067686                 30.68%                    0          1999



*The 7-day yield on the VIP Money Market Portfolio as of December 31, 2001 was 0.46%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP Overseas Portfolio:        8.363990          6.487750                -22.43%                  161          2001
Service Class 2 - Q/NQ        10.000000          8.363990                -16.36%                    0          2000

VIP II Asset Manager           9.974006          9.396957                 -5.79%                    0          2001
Portfolio: Service            10.564193          9.974006                 -5.59%                    0          2000
Class - Q/NQ                  10.000000         10.564193                  5.64%                    0          1999

VIP II Asset Manager           9.442327          8.883133                 -5.92%                  393          2001
Portfolio: Service            10.000000          9.442327                 -5.58%                    0          2000
Class 2 - Q/NQ

VIP II Asset Manager:          9.297750          8.461230                 -9.00%                    0          2001
Growth Portfolio:             10.810265          9.297750                -13.99%                    0          2000
Service Class - Q/NQ          10.000000         10.810265                  8.10%                    0          1999

VIP II Asset Manager:          8.679190          7.890448                 -9.09%                  354          2001
Growth Portfolio:             10.000000          8.679190                -13.21%                    0          2000
Service Class 2 - Q/NQ

VIP II Contrafund(R)          10.360545          8.933644                -13.77%                9,702          2001
Portfolio: Service            11.285979         10.360545                 -8.20%               11,897          2000
Class -Q/NQ                   10.000000         11.285979                 12.86%                  572          1999

VIP II Contrafund(R)           9.211994          7.933544                -13.88%                  556          2001
Portfolio: Service            10.000000          9.211994                 -7.88%                  556          2000
Class 2 -Q/NQ

VIP II Index 500               9.641192          8.338036                -13.52%                1,475          2001
Portfolio - Q/NQ              10.802136          9.641192                -10.75%                1,475          2000
                              10.000000         10.802136                  8.02%                  765          1999

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP II Investment Grade       10.705289         11.424622                  6.72%                  541          2001
Bond Portfolio - Q/NQ          9.780998         10.705289                  9.45%                    0          2000
                              10.000000          9.780998                 -2.19%                    0          1999

VIP III Balanced               9.165506          8.862535                 -3.31%                    0          2001
Portfolio: Service             9.740797          9.165506                 -5.91%                    0          2000
Class - Q/NQ                  10.000000          9.740797                 -2.59%                    0          1999

VIP III Balanced               9.567701          9.237597                 -3.45%                2,815          2001
Portfolio: Service            10.000000          9.567701                 -4.32%                    0          2000
Class 2 - Q/NQ

VIP III Dynamic Capital        8.716039          6.122434                -29.76%                    0          2001
Appreciation Portfolio:       10.000000          8.716039                -12.84%                    0          2000
Service Class - Q/NQ

VIP III Dynamic Capital        8.716033          6.122437                -29.76%                  743          2001
Appreciation Portfolio:       10.000000          8.716033                -12.84%                    0          2000
Service Class 2 - Q/NQ

VIP III Growth & Income        9.503349          8.522859                -10.32%                    0          2001
Portfolio: Service            10.027355          9.503349                 -5.23%                    0          2000
Class - Q/NQ                  10.000000         10.027355                  0.27%                    0          1999

VIP III Growth & Income        9.784346          8.759735                -10.47%                  945          2001
Portfolio: Service            10.000000          9.784346                 -2.16%                               2000
Class 2 - Q/NQ

VIP III Growth                 8.049698          6.776524                -15.82%                    0          2001
Opportunities                  9.876485          8.049698                -18.50%                    0          2000
Portfolio: Service            10.000000          9.876485                 -1.24%                    0          1999
Class - Q/NQ

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP III Growth                 8.470902          7.114268                -16.02%                  662          2001
Opportunities                 10.000000          8.470902                -15.29%                    0          2000
Portfolio: Service
Class 2 -Q/NQ

VIP III Mid Cap               17.684052         16.814244                 -4.92%                    0          2001
Portfolio: Service            13.456992         17.684052                 31.41%                    0          2000
Class-Q/NQ                    10.000000         13.456992                 34.57%                    0          1999(1)

VIP III Mid Cap               11.130134         10.566070                 -5.07%                  687          2001
Portfolio: Service            10.000000         11.130134                 11.30%                    0          2000
Class 2-Q/NQ


(1) The VIP III Mid Cap Portfolio was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information reflects the reporting period from January 11, 1999 through December 31, 1999.


The VIP III Dynamic Capital Appreciation Portfolio: Service Class was added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.



The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.



The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.



The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.



The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.


The following underlying mutual funds were added to the variable account effective February 14, 2002:

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, Alliance Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund II: Service Shares, MFS Variable

Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, no Condensed Financial Information is available.


The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.65%)
   (VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP Equity-Income              9.921112          9.259938                 -6.66%                    0          2001
Portfolio: Service             9.313103          9.921112                  6.53%                    0          2000
Class - Q/NQ                  10.000000          9.313103                  -6.87                    0          1999

VIP Equity-Income             10.823636         10.087731                 -6.80%               10,445          2001
Portfolio: Service            10.000000         10.823636                  8.24%                  903          2000
Class 2 - Q/NQ

VIP Growth Portfolio:         10.782261          8.723545                -19.09%                1,183          2001
Service Class - Q/NQ          12.326422         10.782261                -12.53%                1,183          2000
                              10.000000         12.326422                 23.26%                    0          1999

VIP Growth Portfolio:          8.439022          6.816105                -19.23%               17,235          2001
Service Class 2 - Q/NQ        10.000000          8.439022                -15.61%                2,693          2000

VIP High Income                7.364926          6.381075                -13.36%                    0          2001
Portfolio: Service             9.675845          7.364926                -23.88%                    0          2000
Class - Q/NQ                  10.000000          9.675845                 -3.24%                    0          1999

VIP High Income                8.008912          6.936271                -13.39%                5,106          2001
Portfolio: Service            10.000000          8.008912                -19.91%                1,173          2000
Class 2 - Q/NQ

VIP Money Market              10.704521         10.963705                  2.42%                  220          2001
Portfolio* - Q/NQ             10.234896         10.704521                  4.59%                   19          2000
                              10.000000         10.234896                  2.35%                    0          1999

VIP Overseas Portfolio:       10.388105          8.042427                -22.58%                    0          2001
Service Class - Q/NQ          13.063292         10.388105                -20.48%                    0          2000
                              10.000000         13.063292                 30.63%                    0          1999



*The 7-day yield on the VIP Money Market Portfolio as of December 31, 2001 was 0.41%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP Overseas Portfolio:        8.361180          6.482249                -22.47%                3,671          2001
Service Class 2 - Q/NQ        10.000000          8.361180                -16.39%                  651          2000

VIP II Asset Manager           9.965624          9.384260                 -5.83%                    0          2001
Portfolio: Service            10.560644          9.965624                 -5.63%                    0          2000
Class - Q/NQ                  10.000000         10.560644                  5.61%                    0          1999

VIP II Asset Manager           9.439153          8.875610                 -5.97%                  538          2001
Portfolio: Service            10.000000          9.439153                 -5.61%                    0          2000
Class 2 - Q/NQ

VIP II Asset Manager:          9.289927          8.449786                 -9.04%                    0          2001
Growth Portfolio:             10.806627          9.289927                -14.03%                    0          2000
Service Class - Q/NQ          10.000000         10.806627                  8.07%                    0          1999

VIP II Asset Manager:          8.676267          7.883758                 -9.13%                3,233          2001
Growth Portfolio:             10.000000          8.676267                -13.24%                    0          2000
Service Class 2 - Q/NQ

VIP II Contrafund(R)          10.351820          8.921562                -13.82%                1,283          2001
Portfolio: Service            11.282174         10.351820                 -8.25%                1,680          2000
Class -Q/NQ                   10.000000         11.282174                 12.82%                  397          1999

VIP II Contrafund(R)           9.208896          7.926820                -13.92%                3,952          2001
Portfolio: Service            10.000000          9.208896                 -7.91%                1,440          2000
Class 2 -Q/NQ

VIP II Index 500               9.633081          8.326755                -13.56%                8,728          2001
Portfolio - Q/NQ              10.798506          9.633081                -10.79%                3,975          2000
                              10.000000         10.798506                  7.99%                  271          1999

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP II Investment Grade       10.696269         11.409163                  6.66%                    0          2001
Bond Portfolio - Q/NQ          9.777709         10.696269                  9.39%                    0          2000
                              10.000000          9.777709                 -2.22%                    0          1999

VIP III Balanced               9.157788          8.850550                 -3.35%                    0          2001
Portfolio: Service             9.737517          9.157788                 -5.95%                    0          2000
Class - Q/NQ                  10.000000          9.737517                 -2.62%                    0          1999

VIP III Balanced               9.564490          9.229781                 -3.50%                2,761          2001
Portfolio: Service            10.000000          9.564490                 -4.36%                    0          2000
Class 2 - Q/NQ

VIP III Dynamic Capital        8.714972          6.118547                -29.79%                    0          2001
Appreciation Portfolio:       10.000000          8.714972                -12.85%                    0          2000
Service Class - Q/NQ

VIP III Dynamic Capital        8.714972          6.118558                -29.79%                1,466          2001
Appreciation Portfolio:       10.000000          8.714972                -12.85%                    0          2000
Service Class 2 - Q/NQ

VIP III Growth & Income        9.495348          8.511339                -10.36%                    0          2001
Portfolio: Service            10.023974          9.495348                 -5.27%                    0          2000
Class - Q/NQ                  10.000000         10.023974                  0.24%                    0          1999

VIP III Growth & Income        9.781054          8.752315                -10.52%                    0          2001
Portfolio: Service            10.000000          9.781054                 -2.19%                               2000
Class 2 - Q/NQ

VIP III Growth                 8.042899          6.767329                -15.86%                    0          2001
Opportunities                  9.873148          8.042899                -18.54%                    0          2000
Portfolio: Service            10.000000          9.873148                 -1.27%                    0          1999
Class - Q/NQ

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP III Growth                 8.468056          7.108237                -16.06%                2,105          2001
Opportunities                 10.000000          8.468056                -15.32%                   24          2000
Portfolio: Service
Class 2 -Q/NQ

VIP III Mid Cap               17.669167         16.791512                 -4.97%                    0          2001
Portfolio: Service            13.452461         17.669167                 31.35%                    0          2000
Class-Q/NQ                    10.000000         13.452461                 34.52%                    0          1999(1)

VIP III Mid Cap               11.126391         10.557109                 -5.12%                5,450          2001
Portfolio: Service            10.000000         11.126391                 11.26%                  752          2000
Class 2-Q/NQ


(1) The VIP III Mid Cap Portfolio was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information reflects the reporting period from January 11, 1999 through December 31, 1999.

The VIP III Dynamic Capital Appreciation Portfolio: Service Class was added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.


The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.



The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.



The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.



The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.


The following underlying mutual funds were added to the variable account effective February 14, 2002:


AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, Alliance Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund II: Service Shares, MFS Variable

Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, no Condensed Financial Information is available.


The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.70%)
   (VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP Equity-Income              9.912757          9.247408                 -6.71%                    0          2001
Portfolio: Service             9.309967          9.912757                  6.47%                    0          2000
Class - Q/NQ

VIP Equity-Income             10.820011         10.079193                 -6.85%                   43          2001
Portfolio: Service            10.000000         10.820011                  8.20%                    0          2000
Class 2 - Q/NQ

VIP Growth Portfolio:         10.773174          8.711728                -19.13%                    0          2001
Service Class - Q/NQ          12.322268         10.773174                -12.57%                    0          2000


VIP Growth Portfolio:          8.436186          6.810319                -19.27%                6,268          2001
Service Class 2 - Q/NQ        10.000000          8.436186                -15.64%                3,639          2000

VIP High Income                7.358723          6.372448                -13.40%                    0          2001
Portfolio: Service             9.672582          7.358723                -23.92%                    0          2000
Class - Q/NQ

VIP High Income                8.006220          6.930397                -13.44%                   24          2001
Portfolio: Service            10.000000          8.006220                -19.94%                    0          2000
Class 2 - Q/NQ

VIP Money Market              10.695455         10.948819                  2.37%                    0          2001
Portfolio* - Q/NQ             10.231401         10.695455                  4.54%                    0          2000

VIP Overseas Portfolio:       10.379362          8.031546                -22.62%                    0          2001
Service Class - Q/NQ          13.058898         10.379362                -20.52%                    0          2000



*The 7-day yield on the VIP Money Market Portfolio as of December 31, 2001 was 0.36%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP Overseas Portfolio:        8.358362          6.476740                -22.51%                1,265          2001
Service Class 2 - Q/NQ        10.000000          8.358362                -16.42%                  608          2000

VIP II Asset Manager           9.957220          9.371547                 -5.88%                    0          2001
Portfolio: Service            10.557084          9.957220                 -5.68%                    0          2000
Class - Q/NQ

VIP II Asset Manager           9.435985          8.868090                 -6.02%                    0          2001
Portfolio: Service            10.000000          9.435985                 -5.64%                    0          2000
Class 2 - Q/NQ

VIP II Asset Manager:          9.282090          8.438337                 -9.09%                    0          2001
Growth Portfolio:             10.802974          9.282090                -14.08%                    0          2000
Service Class - Q/NQ

VIP II Asset Manager:          8.673347          7.877067                 -9.18%                    0          2001
Growth Portfolio:             10.000000          8.673347                -13.27%                    0          2000
Service Class 2 - Q/NQ

VIP II Contrafund(R)          10.343090          8.909469                -13.86%                    0          2001
Portfolio: Service            11.278366         10.343090                 -8.29%                    0          2000
Class -Q/NQ

VIP II Contrafund(R)           9.205805          7.920110                -13.97%                2,902          2001
Portfolio: Service            10.000000          9.205805                 -7.94%                1,750          2000
Class 2 -Q/NQ

VIP II Index 500               9.624951          8.315471                -13.61%                4,764          2001
Portfolio - Q/NQ              10.794851          9.624951                -10.84%                2,702          2000

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP II Investment Grade       10.687263         11.393734                  6.61%                   43          2001
Bond Portfolio - Q/NQ          9.774410         10.687263                  9.34%                    0          2000

VIP III Balanced               9.150065          8.838563                 -3.40%                    0          2001
Portfolio: Service             9.734233          9.150065                 -6.00%                    0          2000
Class - Q/NQ

VIP III Balanced               9.561266          9.221950                 -3.55%                1,964          2001
Portfolio: Service            10.000000          9.561266                 -4.39%                1,152          2000
Class 2 - Q/NQ

VIP III Dynamic Capital        8.713906          6.114660                -29.83%                    0          2001
Appreciation Portfolio:       10.000000          8.713906                -12.86%                    0          2000
Service Class - Q/NQ

VIP III Dynamic Capital        8.713899          6.114650                -29.83%                    0          2001
Appreciation Portfolio:       10.000000          8.713899                -12.86%                    0          2000
Service Class 2 - Q/NQ

VIP III Growth & Income        9.487345          8.499804                -10.41%                    0          2001
Portfolio: Service            10.020589          9.487345                 -5.32%                    0          2000
Class - Q/NQ

VIP III Growth & Income        9.777778          8.744908                -10.56%                    0          2001
Portfolio: Service            10.000000          9.777778                 -2.22%                    0          2000
Class 2 - Q/NQ

VIP III Growth                 8.036133          6.758171                -15.90%                    0          2001
Opportunities                  9.869824          8.036133                -18.58%                    0          2000
Portfolio: Service
Class - Q/NQ

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP III Growth                 8.465213          7.102214                -16.10%                    0          2001
Opportunities                 10.000000          8.465213                -15.35%                    0          2000
Portfolio: Service
Class 2 -Q/NQ

VIP III Mid Cap               17.654305         16.768811                 -5.02%                    0          2001
Portfolio: Service            13.447936         17.654305                 31.28%                    0          2000
Class-Q/NQ

VIP III Mid Cap               11.122665         10.548182                 -5.16%                4,253          2001
Portfolio: Service            10.000000         11.122665                 11.23%                2,540          2000
Class 2-Q/NQ


The VIP III Dynamic Capital Appreciation Portfolio: Service Class was added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.


The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.



The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.



The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.



The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.


The following underlying mutual funds were added to the variable account effective February 14, 2002:


AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, Alliance Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable

Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, no Condensed Financial Information is available.


The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.75%)
   (VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP Equity-Income              9.904395          9.234883                 -6.76%                    0          2001
Portfolio: Service
Class - Q/NQ

VIP Equity-Income             10.816373         10.070646                 -6.89%               13,136          2001
Portfolio: Service
Class 2 - Q/NQ

VIP Growth Portfolio:         10.764092          8.699922                -19.18%                    0          2001
Service Class - Q/NQ

VIP Growth Portfolio:          8.433340          6.804531                -19.31%               17,595          2001
Service Class 2 - Q/NQ

VIP High Income                7.352510          6.363800                -13.45%                    0          2001
Portfolio: Service
Class - Q/NQ

VIP High Income                8.003519          6.924516                -13.48%                2,636          2001
Portfolio: Service
Class 2 - Q/NQ

VIP Money Market              10.686394         10.933951                  2.32%                9,170          2001
Portfolio* - Q/NQ

VIP Overseas Portfolio:       10.370604          8.020658                -22.66%                    0          2001
Service Class - Q/NQ

VIP Overseas Portfolio:        8.355554          6.471243                -22.55%                  952          2001
Service Class 2 - Q/NQ

VIP II Asset Manager           9.948824          9.358857                 -5.93%                    0          2001
Portfolio: Service
Class - Q/NQ



*The 7-day yield on the VIP Money Market Portfolio as of December 31, 2001 was 0.31%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP II Asset Manager           9.432810          8.860560                 -6.07%                8,800          2001
Portfolio: Service
Class 2 - Q/NQ

VIP II Asset Manager:          9.274256          8.426898                 -9.14%                    0          2001
Growth Portfolio:
Service Class - Q/NQ

VIP II Asset Manager:          8.670421          7.870380                 -9.23%                    0          2001
Growth Portfolio:
Service Class 2 - Q/NQ

VIP II Contrafund(R)          10.334368          8.879411                -13.90%                    0          2001
Portfolio: Service
Class -Q/NQ

VIP II Contrafund(R)           9.202708          7.913380                -14.01%                3,113          2001
Portfolio: Service
Class 2 -Q/NQ

VIP II Index 500               9.616863          8.304223                -13.65%                    0          2001
Portfolio - Q/NQ

VIP II Investment Grade       10.678258         11.378314                  6.56%                1,078          2001
Bond Portfolio - Q/NQ

VIP III Balanced               9.142362          8.826597                 -3.45%                    0          2001
Portfolio: Service
Class - Q/NQ

VIP III Balanced               9.558063          9.214134                 -3.60%                   72          2001
Portfolio: Service
Class 2 - Q/NQ

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP III Dynamic Capital        8.712836          6.110761                -29.86%                    0          2001
Appreciation Portfolio:
Service Class - Q/NQ

VIP III Dynamic Capital        8.712831          6.110762                -29.86%                5,896          2001
Appreciation Portfolio:
Service Class 2 - Q/NQ

VIP III Growth & Income        9.479350          8.488299                -10.45%                    0          2001
Portfolio: Service
Class - Q/NQ

VIP III Growth & Income        9.774480          8.737483                -10.61%                2,124          2001
Portfolio: Service
Class 2 - Q/NQ

VIP III Growth                 8.029346          6.749005                -15.95%                    0          2001
Opportunities
Portfolio: Service
Class - Q/NQ

VIP III Growth                 8.462366          7.096176                -16.14%                   55          2001
Opportunities
Portfolio: Service
Class 2 -Q/NQ

VIP III Mid Cap               17.639436         16.746109                 -5.06%                    0          2001
Portfolio: Service
Class-Q/NQ

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP III Mid Cap               11.118928         10.539238                 -5.21%                5,178          2001
Portfolio: Service
Class 2-Q/NQ



The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.



The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.



The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.



The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.



The following underlying mutual funds were added to the variable account effective February 14, 2002:


AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, Alliance Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment

Trust - Emerging Growth Portfolio: Class II. Therefore, no Condensed Financial Information is available.


The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.80%)
   (VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP Equity-Income              9.896058          9.222382                 -6.81%                    0          2001
Portfolio: Service             9.303685          9.896058                  6.37%                    0          2000
Class - Q/NQ

VIP Equity-Income             10.812739         10.062105                 -6.94%                1,259          2001
Portfolio: Service            10.000000         10.812739                  8.13%                   85          2000
Class 2 - Q/NQ

VIP Growth Portfolio:         10.755009          8.688117                -19.22%                    0          2001
Service Class - Q/NQ          12.313961         10.755009                -12.66%                    0          2000

VIP Growth Portfolio:          8.430504          6.798758                -19.36%                1,927          2001
Service Class 2 - Q/NQ        10.000000          8.430504                -15.69%                  164          2000

VIP High Income                7.346312          6.355190                -13.49%                    0          2001
Portfolio: Service             9.666051          7.346312                -24.00%                    0          2000
Class - Q/NQ

VIP High Income                8.000822          6.918628                -13.53%                    0          2001
Portfolio: Service            10.000000          8.000822                -19.99%                    0          2000
Class 2 - Q/NQ

VIP Money Market              10.677336         10.919093                  2.26%                    0          2001
Portfolio* - Q/NQ             10.224413         10.677336                  4.43%                    0          2000

VIP Overseas Portfolio:       10.361858          8.009778                -22.70%                    0          2001
Service Class - Q/NQ          13.050088         10.361858                -20.60%                    0          2000



*The 7-day yield on the VIP Money Market Portfolio as of December 31, 2001 was 0.26%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP Overseas Portfolio:        8.352740          6.465747                -22.59%                   59          2001
Service Class 2 - Q/NQ        10.000000          8.352740                -16.47%                   34          2000

VIP II Asset Manager           9.940444          9.346180                 -5.98%                    0          2001
Portfolio: Service            10.549959          9.940444                 -5.78%                    0          2000
Class - Q/NQ

VIP II Asset Manager           9.429634          8.853046                  6.11%                    0          2001
Portfolio: Service            10.000000          9.429634                 -5.70%                    0          2000
Class 2 - Q/NQ

VIP II Asset Manager:          9.266441          8.415489                 -9.18%                    0          2001
Growth Portfolio:             10.795690          9.266441                -14.17%                    0          2000
Service Class - Q/NQ

VIP II Asset Manager:          8.667505          7.863704                 -9.27%                    0          2001
Growth Portfolio:             10.000000          8.667505                -13.32%                    0          2000
Service Class 2 - Q/NQ

VIP II Contrafund(R)          10.325655          8.885347                -13.95%                    0          2001
Portfolio: Service            11.270766         10.325655                 -8.39%                    0          2000
Class -Q/NQ

VIP II Contrafund(R)           9.199607          7.906658                -14.05%                  110          2001
Portfolio: Service            10.000000          9.199607                 -8.00%                   63          2000
Class 2 -Q/NQ

VIP II Index 500               9.608747          8.292965                -13.69%                1,558          2001
Portfolio - Q/NQ              10.787578          9.608747                -10.93%                  118          2000

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP II Investment Grade       10.669248         11.362894                  6.50%                    0          2001
Bond Portfolio - Q/NQ          9.767809         10.669248                  9.23%                    0          2000

VIP III Balanced               9.134653          8.814639                 -3.50%                    0          2001
Portfolio: Service             9.727660          9.134653                 -6.10%                    0          2000
Class - Q/NQ

VIP III Balanced               9.554841          9.206319                 -3.65%                  157          2001
Portfolio: Service            10.000000          9.554841                 -4.45%                   92          2000
Class 2 - Q/NQ

VIP III Dynamic Capital        8.711768          6.106876                -29.90%                    0          2001
Appreciation Portfolio:       10.000000          8.711768                -12.88%                    0          2000
Service Class - Q/NQ

VIP III Dynamic Capital        8.711766          6.106876                -29.90%                    0          2001
Appreciation Portfolio:       10.000000          8.711766                -12.88%                    0          2000
Service Class 2 - Q/NQ

VIP III Growth & Income        9.471352          8.476792                -10.50%                    0          2001
Portfolio: Service            10.013822          9.471352                 -5.42%                    0          2000
Class - Q/NQ

VIP III Growth & Income        9.771194          8.730068                -10.66%                    0          2001
Portfolio: Service            10.000000          9.771194                 -2.29%                    0          2000
Class 2 - Q/NQ

VIP III Growth                 8.022575          6.739861                -15.99%                    0          2001
Opportunities                  9.863165          8.022575                -18.66%                    0          2000
Portfolio: Service
Class - Q/NQ

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP III Growth                 8.459517          7.090158                -16.19%                    0          2001
Opportunities                 10.000000          8.459517                -15.40%                    0          2000
Portfolio: Service
Class 2 -Q/NQ

VIP III Mid Cap               17.624573         16.723439                 -5.11%                    0          2001
Portfolio: Service            13.438879         17.624573                 31.15%                    0          2000
Class-Q/NQ

VIP III Mid Cap               11.115190         10.530306                 -5.26%                1,244          2001
Portfolio: Service            10.000000         11.115190                 11.15%                   56          2000
Class 2-Q/NQ


The VIP III Dynamic Capital Appreciation Portfolio: Service Class was added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.


The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.



The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.



The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.



The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.


The following underlying mutual funds were added to the variable account effective February 14, 2002:


AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, Alliance Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable

Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, no Condensed Financial Information is available.



The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no Condensed Financial Information is available.

                    OPTIONAL BENEFITS ELECTED (TOTAL 1.85%)
   (VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP Equity-Income              9.887701          9.209865                 -6.86%                    0          2001
Portfolio: Service             9.300541          9.887701                  6.31%                    0          2000
Class - Q/NQ                  10.000000          9.300541                 -6.99%                    0          1999

VIP Equity-Income             10.809109         10.053575                 -6.99%                  564          2001
Portfolio: Service
Class 2 - Q/NQ

VIP Growth Portfolio:         10.745932          8.676331                -19.26%                    0          2001
Service Class - Q/NQ          12.309803         10.745932                -12.70%                    0          2000
                              10.000000         12.309803                 23.10%                    0          1999

VIP Growth Portfolio:          8.427664          6.792973                -19.40%                  322          2001
Service Class 2 - Q/NQ

VIP High Income                7.340109          6.346563                -13.54%                    0          2001
Portfolio: Service             9.662795          7.340109                -24.04%                    0          2000
Class - Q/NQ                  10.000000          9.662795                 -3.37%                    0          1999

VIP High Income                7.998127          6.912752                -13.57%                  516          2001
Portfolio: Service
Class 2 - Q/NQ

VIP Money Market              10.668284         10.904248                  2.21%                    0          2001
Portfolio* - Q/NQ             10.220920         10.668284                  4.38%                    0          2000
                              10.000000         10.220920                  2.21%                    0          1999

VIP Overseas Portfolio:       10.353122          7.998921                -22.74%                    0          2001
Service Class - Q/NQ          13.045702         10.353122                -20.64%                    0          2000
                              10.000000         13.045702                 30.46%                    0          1999

VIP Overseas Portfolio:        8.349928          6.460260                -22.63%                  163          2001
Service Class 2 - Q/NQ



*The 7-day yield on the VIP Money Market Portfolio as of December 31, 2001 was 0.21%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP II Asset Manager           9.932061          9.333512                 -6.03%                    0          2001
Portfolio: Service            10.549398          9.932061                 -5.83%                    0          2000
Class - Q/NQ                  10.000000         10.549398                  5.46%                    0          1999

VIP II Asset Manager           9.426464          8.845533                 -6.16%                  392          2001
Portfolio: Service
Class 2 - Q/NQ

VIP II Asset Manager:          9.258620          8.404069                 -9.23%                    0          2001
Growth Portfolio:             10.792052          9.258620                -14.21%                    0          2000
Service Class - Q/NQ          10.000000         10.792052                  7.92%                    0          1999

VIP II Asset Manager:          8.664593          7.857029                 -9.32%                  448          2001
Growth Portfolio:
Service Class 2 - Q/NQ

VIP II Contrafund(R)          10.316947          8.873298                -13.99%                  253          2001
Portfolio: Service            11.266962         10.316947                  8.43%                  253          2000
Class -Q/NQ                   10.000000         11.266962                 12.67%                  253          1999

VIP II Contrafund(R)           9.196519          7.899952                -14.10%                    0          2001
Portfolio: Service
Class 2 -Q/NQ

VIP II Index 500               9.600631          8.281718                -13.74%                  253          2001
Portfolio - Q/NQ              10.783929          9.600631                -10.97%                  253          2000
                              10.000000         10.783929                  7.84%                  253          1999

VIP II Investment Grade       10.660253         11.347517                  6.45%                  221          2001
Bond Portfolio - Q/NQ          9.764515         10.660253                  9.17%                    0          2000
                              10.000000          9.764515                 -2.35%                    0          1999

VIP III Balanced               9.126937          8.802684                 -3.55%                    0          2001
Portfolio: Service             9.724377          9.126937                 -6.14%                    0          2000
Class - Q/NQ                  10.000000          9.724377                 -2.76%                    0          1999

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP III Balanced               9.551627          9.198506                 -3.70%                    0          2001
Portfolio: Service
Class 2 - Q/NQ

VIP III Dynamic Capital        8.710698          6.102994                -29.94%                    0          2001
Appreciation Portfolio:       10.000000          8.710698                -12.89%                    0          2000
Service Class - Q/NQ

VIP III Dynamic Capital        8.710696          6.102986                -29.94%                  179          2001
Appreciation Portfolio:
Service Class 2 - Q/NQ

VIP III Growth & Income        9.463349          8.465285                -10.55%                    0          2001
Portfolio: Service            10.010436          9.463349                 -5.47%                    0          2000
Class - Q/NQ                  10.000000         10.010436                  0.10%                    0          1999

VIP III Growth & Income        9.767914          8.722653                -10.70%                    0          2001
Portfolio: Service
Class 2 - Q/NQ

VIP III Growth                 8.015802          6.730718                -16.03%                    0          2001
Opportunities                  9.859832          8.015802                -18.70%                    0          2000
Portfolio: Service            10.000000          9.859832                 -1.40%                    0          1999
Class - Q/NQ

VIP III Growth                 8.456667          7.084131                -16.23%                    0          2001
Opportunities
Portfolio: Service
Class 2 -Q/NQ

VIP III Mid Cap               17.609700         16.700753                 -5.16%                    0          2001
Portfolio: Service            13.434341         17.609700                 31.08%                    0          2000
Class-Q/NQ                    10.000000         13.434341                 34.34%                    0          1999(1)

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP III Mid Cap               11.111453         10.521373                 -5.31%                  166          2001
Portfolio: Service
Class 2-Q/NQ


(1) The VIP III Mid Cap Portfolio was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information reflects the reporting period from January 11, 1999 through December 31, 1999.

The VIP III Dynamic Capital Appreciation Portfolio: Service Class was added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.


The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.



The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.



The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.



The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.


The following underlying mutual funds were added to the variable account effective February 14, 2002:


AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, Alliance Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth

Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund:
Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, no Condensed Financial Information is available.



The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.90%)
   (VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP Equity-Income              9.879350          9.197371                 -6.90%                    0          2001
Portfolio: Service
Class - Q/NQ

VIP Equity-Income             10.805478         10.045050                 -7.04%                    0          2001
Portfolio: Service
Class 2 - Q/NQ

VIP Growth Portfolio:         10.736866          8.664560                -19.30%                    0          2001
Service Class - Q/NQ

VIP Growth Portfolio:          8.424818          6.787193                -19.44%                    0          2001
Service Class 2 - Q/NQ

VIP High Income                7.333907          6.337956                -13.58%                    0          2001
Portfolio: Service
Class - Q/NQ

VIP High Income                7.995430          6.906879                -13.61%                    0          2001
Portfolio: Service
Class 2 - Q/NQ

VIP Money Market              10.659231         10.889415                  2.16%                    0          2001
Portfolio* - Q/NQ

VIP Overseas Portfolio:       10.344382          7.988069                -22.78%                    0          2001
Service Class - Q/NQ

VIP Overseas Portfolio:        8.347108          6.454762                -22.67%                    0          2001
Service Class 2 - Q/NQ

VIP II Asset Manager           9.923659          9.320842                 -6.07%                    0          2001
Portfolio: Service
Class - Q/NQ



*The 7-day yield on the VIP Money Market Portfolio as of December 31, 2001 was 0.16%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP II Asset Manager           9.423288          8.838019                 -6.21%                    0          2001
Portfolio: Service
Class 2 - Q/NQ

VIP II Asset Manager:          9.250809          8.392668                 -9.28%                    0          2001
Growth Portfolio:
Service Class - Q/NQ

VIP II Asset Manager:          8.661671          7.850349                 -9.37%                    0          2001
Growth Portfolio:
Service Class 2 - Q/NQ

VIP II Contrafund(R)          10.308233          8.861264                -14.04%                    0          2001
Portfolio: Service
Class -Q/NQ

VIP II Contrafund(R)           9.193416          7.893245                -14.14%                    0          2001
Portfolio: Service
Class 2 -Q/NQ

VIP II Index 500               9.592520          8.270476                -13.78%                    0          2001
Portfolio - Q/NQ

VIP II Investment Grade       10.651252         11.332128                  6.39%                    0          2001
Bond Portfolio - Q/NQ

VIP III Balanced               9.119229          8.790740                 -3.60%                    0          2001
Portfolio: Service
Class - Q/NQ

VIP III Balanced               9.548410          9.190692                 -3.75%                    0          2001
Portfolio: Service
Class 2 - Q/NQ

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP III Dynamic Capital        8.709628          6.099094                -29.97%                    0          2001
Appreciation Portfolio:
Service Class - Q/NQ

VIP III Dynamic Capital        8.709626          6.099105                -29.97%                    0          2001
Appreciation Portfolio:
Service Class 2 - Q/NQ

VIP III Growth & Income        9.455360          8.453796                -10.59%                    0          2001
Portfolio: Service
Class - Q/NQ

VIP III Growth & Income        9.764623          8.715236                -10.75%                    0          2001
Portfolio: Service
Class 2 - Q/NQ

VIP III Growth                 8.009032          6.721581                -16.07%                    0          2001
Opportunities
Portfolio: Service
Class - Q/NQ

VIP III Growth                 8.453814          7.078104                -16.27%                    0          2001
Opportunities
Portfolio: Service
Class 2 -Q/NQ

VIP III Mid Cap               17.594849         16.678121                 -5.21%                    0          2001
Portfolio: Service
Class-Q/NQ

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP III Mid Cap               11.107713         10.512434                 -5.36%                    0          2001
Portfolio: Service
Class 2-Q/NQ



The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.



The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.



The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.



The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.


The following underlying mutual funds were added to the variable account effective February 14, 2002:


AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, Alliance Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment

Trust - Emerging Growth Portfolio: Class II. Therefore, no Condensed Financial Information is available.


The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.95%)
   (VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP Equity-Income              9.871006          9.184896                 -6.95%                    0          2001
Portfolio: Service
Class - Q/NQ

VIP Equity-Income             10.801843         10.036504                 -7.09%                  111          2001
Portfolio: Service            10.000000         10.801843                  8.02%                    0          2000
Class 2 - Q/NQ


VIP Growth Portfolio:         10.727787          8.652786                -19.34%                    0          2001
Service Class - Q/NQ

VIP Growth Portfolio:          8.421979          6.781416                -19.48%                    0          2001
Service Class 2 - Q/NQ        10.000000          8.421979                -15.78%                  173          2000

VIP High Income                7.327699          6.329333                -13.62%                    0          2001
Portfolio: Service
Class - Q/NQ

VIP High Income                7.992732          6.901005                -13.66%                    0          2001
Portfolio: Service            10.000000          7.992732                -20.07%                    0          2000
Class 2 - Q/NQ

VIP Money Market              10.650182         10.874594                  2.11%                    0          2001
Portfolio* - Q/NQ

VIP Overseas Portfolio:       10.335636          7.977219                -22.82%                    0          2001
Service Class - Q/NQ

VIP Overseas Portfolio:        8.344298          6.449271                -22.71%                    0          2001
Service Class 2 - Q/NQ        10.000000          8.344298                -16.56%                   61          2000



*The 7-day yield on the VIP Money Market Portfolio as of December 31, 2001 was 0.11%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP II Asset Manager           9.915285          9.308193                 -6.12%                    0          2001
Portfolio: Service
Class - Q/NQ

VIP II Asset Manager           9.420106          8.830507                 -6.26%                    0          2001
Portfolio: Service            10.000000          9.420106                 -5.80%                    0          2000
Class 2 - Q/NQ

VIP II Asset Manager:          9.242994          8.381284                 -9.32%                    0          2001
Growth Portfolio:
Service Class - Q/NQ

VIP II Asset Manager:          8.658751          7.843679                 -9.41%                    0          2001
Growth Portfolio:             10.000000          8.658751                -13.41%                    0          2000
Service Class 2 - Q/NQ

VIP II Contrafund(R)          10.299521          8.849226                -14.08%                    0          2001
Portfolio: Service
Class -Q/NQ

VIP II Contrafund(R)           9.190315          7.886531                -14.19%                  114          2001
Portfolio: Service            10.000000          9.190315                 -8.10%                  179          2000
Class 2 -Q/NQ

VIP II Index 500               9.584429          8.259249                -13.83%                    0          2001
Portfolio - Q/NQ

VIP II Investment Grade       10.642261         11.316762                  6.34%                    0          2001
Bond Portfolio - Q/NQ

VIP III Balanced               9.111523          8.778810                 -3.65%                    0          2001
Portfolio: Service
Class - Q/NQ

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP III Balanced               9.545191          9.182880                 -3.80%                   75          2001
Portfolio: Service            10.000000          9.545191                 -4.55%                    0          2000
Class 2 - Q/NQ

VIP III Dynamic Capital        8.708555          6.095214                -30.01%                    0          2001
Appreciation Portfolio:
Service Class - Q/NQ

VIP III Dynamic Capital        8.708553          6.095213                -30.01%                    0          2001
Appreciation Portfolio:       10.000000          8.708553                -12.91%                    0          2000
Service Class 2 - Q/NQ

VIP III Growth & Income        9.447372          8.442315                -10.64%                    0          2001
Portfolio: Service
Class - Q/NQ

VIP III Growth & Income        9.761336          8.707841                -10.79%                    0          2001
Portfolio: Service            10.000000          9.761336                 -2.39%                    0          2000
Class 2 - Q/NQ

VIP III Growth                 8.002263          6.712445                -16.12%                    0          2001
Opportunities
Portfolio: Service
Class - Q/NQ

VIP III Growth                 8.450966          7.072095                -16.32%                    0          2001
Opportunities                 10.000000          8.450966                -15.49%                   59          2000
Portfolio: Service
Class 2 -Q/NQ

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP III Mid Cap               17.579993         16.655494                 -5.26%                    0          2001
Portfolio: Service
Class-Q/NQ

VIP III Mid Cap               11.103976         10.503511                 -5.41%                    0          2001
Portfolio: Service            10.000000         11.103976                 11.04%                  110          2000
Class 2-Q/NQ



The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.



The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.



The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.



The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.


The following underlying mutual funds were added to the variable account effective February 14, 2002:


AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, Alliance Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer

Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, no Condensed Financial Information is available.


The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 2.00%)
   (VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP Equity-Income              9.862672          9.172426                 -7.00%                    0          2001
Portfolio: Service
Class - Q/NQ

VIP Equity-Income             10.798200         10.027973                 -7.13%                    0          2001
Portfolio: Service
Class 2 - Q/NQ

VIP Growth Portfolio:         10.718728          8.641032                -19.38%                    0          2001
Service Class - Q/NQ

VIP Growth Portfolio:          8.419141          6.775654                -19.52%                    0          2001
Service Class 2 - Q/NQ

VIP High Income                7.321509          6.320746                -13.67%                    0          2001
Portfolio: Service
Class - Q/NQ

VIP High Income                7.990044          6.895146                -13.70%                    0          2001
Portfolio: Service
Class 2 - Q/NQ

VIP Money Market              10.641140         10.859793                  2.05%                    0          2001
Portfolio* - Q/NQ

VIP Overseas Portfolio:       10.326913          7.966381                -22.86%                    0          2001
Service Class - Q/NQ

VIP Overseas Portfolio:        8.341483          6.443784                -22.75%                    0          2001
Service Class 2 - Q/NQ

VIP II Asset Manager           9.906917          9.295584                 -6.17%                    0          2001
Portfolio: Service
Class - Q/NQ



*The 7-day yield on the VIP Money Market Portfolio as of December 31, 2001 was 0.06%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP II Asset Manager           9.416934          8.823009                 -6.31%                    0          2001
Portfolio: Service
Class 2 - Q/NQ

VIP II Asset Manager:          9.235168          8.369884                 -9.37%                    0          2001
Growth Portfolio:
Service Class - Q/NQ

VIP II Asset Manager:          8.655837          7.837014                 -9.46%                    0          2001
Growth Portfolio:
Service Class 2 - Q/NQ

VIP II Contrafund(R)          10.290816          8.837210                -14.13%                    0          2001
Portfolio: Service
Class -Q/NQ

VIP II Contrafund(R)           9.187218          7.879823                -14.23%                    0          2001
Portfolio: Service
Class 2 -Q/NQ

VIP II Index 500               9.576323          8.248030                -13.87%                    0          2001
Portfolio - Q/NQ

VIP II Investment Grade       10.633270         11.301410                  6.28%                    0          2001
Bond Portfolio - Q/NQ

VIP III Balanced               9.103827          8.766889                 -3.70%                    0          2001
Portfolio: Service
Class - Q/NQ

VIP III Balanced               9.541969          9.175070                 -3.85%                    0          2001
Portfolio: Service
Class 2 - Q/NQ

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP III Dynamic Capital        8.707484          6.091311                -30.05%                    0          2001
Appreciation Portfolio:
Service Class - Q/NQ

VIP III Dynamic Capital        8.707479          6.091330                -30.04%                    0          2001
Appreciation Portfolio:
Service Class 2 - Q/NQ

VIP III Growth & Income        9.439395          8.430858                -10.68%                    0          2001
Portfolio: Service
Class - Q/NQ

VIP III Growth & Income        9.758048          8.700438                -10.84%                    0          2001
Portfolio: Service
Class 2 - Q/NQ

VIP III Growth                 7.995493          6.703332                -16.16%                    0          2001
Opportunities
Portfolio: Service
Class - Q/NQ

VIP III Growth                 8.448116          7.066080                -16.36%                    0          2001
Opportunities
Portfolio: Service
Class 2 -Q/NQ

VIP III Mid Cap               17.565158         16.632903                 -5.31%                    0          2001
Portfolio: Service
Class-Q/NQ

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP III Mid Cap               11.100237         10.494576                 -5.46%                    0          2001
Portfolio: Service
Class 2-Q/NQ



The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.



The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.



The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.



The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.


The following underlying mutual funds were added to the variable account effective February 14, 2002:


AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, Alliance Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment

Trust - Emerging Growth Portfolio: Class II. Therefore, no Condensed Financial Information is available.


The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 2.05%)
   (VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP Equity-Income              9.854339          9.159972                 -7.05%                    0          2001
Portfolio: Service
Class - Q/NQ

VIP Equity-Income             10.794562         10.019452                 -7.18%                  336          2001
Portfolio: Service
Class 2 - Q/NQ

VIP Growth Portfolio:         10.709661          8.629292                -19.43%                    0          2001
Service Class - Q/NQ

VIP Growth Portfolio:          8.416295          6.769887                -19.56%                  511          2001
Service Class 2 - Q/NQ

VIP High Income                7.315306          6.312150                -13.71%                    0          2001
Portfolio: Service
Class - Q/NQ

VIP High Income                7.987344          6.889287                -13.75%                    0          2001
Portfolio: Service
Class 2 - Q/NQ

VIP Money Market              10.632093         10.844990                  2.00%                    0          2001
Portfolio* - Q/NQ

VIP Overseas Portfolio:       10.318180          7.955555                -22.90%                    0          2001
Service Class - Q/NQ

VIP Overseas Portfolio:        8.338672          6.438299                -22.79%                    0          2001
Service Class 2 - Q/NQ

VIP II Asset Manager           9.898537          9.282940                 -6.22%                    0          2001
Portfolio: Service
Class - Q/NQ



*The 7-day yield on the VIP Money Market Portfolio as of December 31, 2001 was 0.01%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP II Asset Manager           9.898537          9.282940                 -6.22%                    0          2001
Portfolio: Service
Class 2 - Q/NQ

VIP II Asset Manager:          9.227372          8.358532                 -9.42%                    0          2001
Growth Portfolio:
Service Class - Q/NQ

VIP II Asset Manager:          9.413761          8.815503                 -6.36%                  230          2001
Growth Portfolio:
Service Class 2 - Q/NQ

VIP II Contrafund(R)          10.282107          8.825197                -14.17%                    0          2001
Portfolio: Service
Class -Q/NQ

VIP II Contrafund(R)           9.184118          7.873116                -14.27%                    0          2001
Portfolio: Service
Class 2 -Q/NQ

VIP II Index 500               9.568226          8.236813                -13.91%                  416          2001
Portfolio - Q/NQ

VIP II Investment Grade       10.624285         11.286070                  6.23%                    0          2001
Bond Portfolio - Q/NQ

VIP III Balanced               9.096128          8.754984                 -3.75%                    0          2001
Portfolio: Service
Class - Q/NQ

VIP III Balanced               9.538756          9.167278                 -3.89%                    0          2001
Portfolio: Service
Class 2 - Q/NQ

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP III Dynamic Capital        8.706414          6.087411                -30.08%                    0          2001
Appreciation Portfolio:
Service Class - Q/NQ

VIP III Dynamic Capital        8.706410          6.087452                -30.08%                    0          2001
Appreciation Portfolio:
Service Class 2 - Q/NQ

VIP III Growth & Income        9.431422          8.419414                -10.73%                    0          2001
Portfolio: Service
Class - Q/NQ

VIP III Growth & Income        9.754757          8.693027                -10.88%                    0          2001
Portfolio: Service
Class 2 - Q/NQ

VIP III Growth                 7.988718          6.694209                -16.20%                    0          2001
Opportunities
Portfolio: Service
Class - Q/NQ

VIP III Growth                 8.445267          7.060069                -16.40%                    0          2001
Opportunities
Portfolio: Service
Class 2 -Q/NQ

VIP III Mid Cap               17.550308         16.610306                 -5.36%                    0          2001
Portfolio: Service
Class-Q/NQ

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP III Mid Cap               11.096489         10.485654                 -5.50%                  335          2001
Portfolio: Service
Class 2-Q/NQ



The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.



The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.



The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.



The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.


The following underlying mutual funds were added to the variable account effective February 14, 2002:


AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, Alliance Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment

Trust - Emerging Growth Portfolio: Class II. Therefore, no Condensed Financial Information is available.


The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 2.10%)
   (VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP Equity-Income              9.846006          9.147526                 -7.09%                    0          2001
Portfolio: Service
Class - Q/NQ

VIP Equity-Income             10.790928         10.010938                 -7.23%                    0          2001
Portfolio: Service
Class 2 - Q/NQ

VIP Growth Portfolio:         10.700597          8.617548                -19.47%                    0          2001
Service Class - Q/NQ

VIP Growth Portfolio:          8.413449          6.764100                -19.60%                    0          2001
Service Class 2 - Q/NQ

VIP High Income                7.309120          6.303565                -13.76%                    0          2001
Portfolio: Service
Class - Q/NQ

VIP High Income                7.984639          6.883407                -13.79%                    0          2001
Portfolio: Service
Class 2 - Q/NQ

VIP Money Market              10.623055         10.830212                  1.95%                    0          2001
Portfolio* - Q/NQ

VIP Overseas Portfolio:       10.309461          7.944744                -22.94%                    0          2001
Service Class - Q/NQ

VIP Overseas Portfolio:        8.335856          6.432812                -22.83%                    0          2001
Service Class 2 - Q/NQ

VIP II Asset Manager           9.890153          9.270309                  6.27%                    0          2001
Portfolio: Service
Class - Q/NQ



*The 7-day yield on the VIP Money Market Portfolio as of December 31, 2001 was -0.04%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP II Asset Manager           9.410582          8.808000                  -6.40                    0          2001
Portfolio: Service
Class 2 - Q/NQ

VIP II Asset Manager:          9.219561          8.347152                 -9.46%                    0          2001
Growth Portfolio:
Service Class - Q/NQ

VIP II Asset Manager:          8.649988          7.823673                 -9.55%                    0          2001
Growth Portfolio:
Service Class 2 - Q/NQ

VIP II Contrafund(R)          10.273408          8.813204                -14.21%                    0          2001
Portfolio: Service
Class -Q/NQ

VIP II Contrafund(R)           9.181022          7.866423                -14.32%                    0          2001
Portfolio: Service
Class 2 -Q/NQ

VIP II Index 500               9.560129          8.225616                -13.96%                    0          2001
Portfolio - Q/NQ

VIP II Investment Grade       10.615284         11.270732                  6.17%                    0          2001
Bond Portfolio - Q/NQ

VIP III Balanced               9.088432          8.743085                 -3.80%                    0          2001
Portfolio: Service
Class - Q/NQ

VIP III Balanced               9.535534          9.159474                 -3.94%                    0          2001
Portfolio: Service
Class 2 - Q/NQ

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP III Dynamic Capital        8.705343          6.083557                -30.12%                    0          2001
Appreciation Portfolio:
Service Class - Q/NQ

VIP III Dynamic Capital        8.705338          6.083556                -30.12%                    0          2001
Appreciation Portfolio:
Service Class 2 - Q/NQ

VIP III Growth & Income        9.423426          8.407949                -10.78%                    0          2001
Portfolio: Service
Class - Q/NQ

VIP III Growth & Income        9.751458          8.685647                -10.93%                    0          2001
Portfolio: Service
Class 2 - Q/NQ

VIP III Growth                 7.981954          6.685100                 -16.25                    0          2001
Opportunities
Portfolio: Service
Class - Q/NQ

VIP III Growth                 8.442412          7.054057                -16.45%                    0          2001
Opportunities
Portfolio: Service
Class 2 -Q/NQ

VIP III Mid Cap               17.535475         16.587752                 -5.40%                    0          2001
Portfolio: Service
Class-Q/NQ

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP III Mid Cap               11.092753         10.476740                 -5.55%                    0          2001
Portfolio: Service
Class 2-Q/NQ



The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.



The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.



The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.



The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.


The following underlying mutual funds were added to the variable account effective February 14, 2002:


AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, Alliance Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment

Trust - Emerging Growth Portfolio: Class II. Therefore, no Condensed Financial Information is available.


The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 2.25%)
   (VARIABLE ACCOUNT CHARGES OF 2.25% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP Equity-Income             10.983138         10.188250                 -7.24%                    0          2001
Portfolio: Service
Class - Q/NQ

                              10.780007          9.985376                 -7.37%                    0          2001
VIP Equity-Income
Portfolio: Service
Class 2 - Q/NQ

VIP Growth Portfolio:          8.564829          6.886888                -19.59%                    0          2001
Service Class - Q/NQ

VIP Growth Portfolio:          8.404921          6.746815                -19.73%                    0          2001
Service Class 2 - Q/NQ

VIP High Income                7.698171          6.628864                -13.89%                    0          2001
Portfolio: Service
Class - Q/NQ

VIP High Income                7.976537          6.865815                -13.92%                    0          2001
Portfolio: Service
Class 2 - Q/NQ

VIP Money Market              10.376560         10.561101                  1.78%                    0          2001
Portfolio* - Q/NQ

VIP Overseas Portfolio:        8.283269          6.373447                -23.06%                    0          2001
Service Class - Q/NQ

VIP Overseas Portfolio:        8.327403          6.416371                -22.95%                    0          2001
Service Class 2 - Q/NQ

VIP II Asset Manager           9.598121          8.982721                 -6.41%                    0          2001
Portfolio: Service
Class - Q/NQ



*The 7-day yield on the VIP Money Market Portfolio as of December 31, 2001 was -0.19%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP II Asset Manager           9.401048          8.785508                 -6.55%                    0          2001
Portfolio: Service
Class 2 - Q/NQ

VIP II Asset Manager:          8.791177          7.947035                 -9.60%                    0          2001
Growth Portfolio:
Service Class - Q/NQ

VIP II Asset Manager:          8.641226          7.803697                 -9.69%                    0          2001
Growth Portfolio:
Service Class 2 - Q/NQ

VIP II Contrafund(R)           9.125314          7.816214                -14.35%                    0          2001
Portfolio: Service
Class -Q/NQ

VIP II Contrafund(R)           9.171716          7.846330                -14.45%                    0          2001
Portfolio: Service
Class 2 -Q/NQ

VIP II Index 500               9.046853          7.771975                -14.09%                    0          2001
Portfolio - Q/NQ

VIP II Investment Grade       10.977606         11.637461                  6.01%                    0          2001
Bond Portfolio - Q/NQ

VIP III Balanced               9.557700          9.180348                 -3.95%                    0          2001
Portfolio: Service
Class - Q/NQ

VIP III Balanced               9.525873          9.136078                 -4.09%                    0          2001
Portfolio: Service
Class 2 - Q/NQ

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP III Dynamic Capital        8.702127          6.071897                -30.23%                    0          2001
Appreciation Portfolio:
Service Class - Q/NQ

VIP III Dynamic Capital        8.702126          6.071904                -30.23%                    0          2001
Appreciation Portfolio:
Service Class 2 - Q/NQ

VIP III Growth & Income        9.651458          8.598134                -10.91%                    0          2001
Portfolio: Service
Class - Q/NQ

VIP III Growth & Income        9.741593          8.663466                -11.07%                    0          2001
Portfolio: Service
Class 2 - Q/NQ

VIP III Growth                 8.386726          7.013259                -16.38%                    0          2001
Opportunities
Portfolio: Service
Class - Q/NQ

VIP III Growth                 8.433856          7.036015                -16.57%                    0          2001
Opportunities
Portfolio: Service
Class 2 -Q/NQ

VIP III Mid Cap               11.907562         11.246635                 -5.55%                    0          2001
Portfolio: Service
Class-Q/NQ

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP III Mid Cap               11.081528         10.450010                 -5.70%                    0          2001
Portfolio: Service
Class 2-Q/NQ



The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.



The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.



The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.



The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.


The following underlying mutual funds were added to the variable account effective February 14, 2002:


AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, Alliance Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment

Trust - Emerging Growth Portfolio: Class II. Therefore, no Condensed Financial Information is available.


The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 3.15%)
   (VARIABLE ACCOUNT CHARGES OF 3.15% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP Equity-Income             10.000000          9.264880                 -7.35%                    0          2001
Portfolio: Service
Class - Q/NQ

VIP Equity-Income             10.000000          9.255376                 -7.45%                    0          2001
Portfolio: Service
Class 2 - Q/NQ

VIP Growth Portfolio:         10.000000          8.582894                -14.17%                    0          2001
Service Class - Q/NQ

VIP Growth Portfolio:         10.000000          8.351108                -16.49%                    0          2001
Service Class 2 - Q/NQ

VIP High Income               10.000000          8.908337                -10.92%                    0          2001
Portfolio: Service
Class - Q/NQ

VIP High Income               10.000000          8.905818                -10.94%                    0          2001
Portfolio: Service
Class 2 - Q/NQ

VIP Money Market              10.000000         10.008885                  0.09%                    0          2001
Portfolio* - Q/NQ

VIP Overseas Portfolio:       10.000000          7.929901                -20.70%                    0          2001
Service Class - Q/NQ

VIP Overseas Portfolio:       10.000000          7.946380                -20.54%                    0          2001
Service Class 2 - Q/NQ

VIP II Asset Manager          10.000000          9.231706                 -7.68%                    0          2001
Portfolio: Service
Class - Q/NQ



*The 7-day yield on the VIP Money Market Portfolio as of December 31, 2001 was -1.09%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP II Asset Manager          10.000000          8.983954                -10.16%                    0          2001
Portfolio: Service
Class 2 - Q/NQ

VIP II Asset Manager:         10.000000          9.381799                 -6.18%                    0          2001
Growth Portfolio:
Service Class - Q/NQ

VIP II Asset Manager:         10.000000          8.097330                -19.03%                    0          2001
Growth Portfolio:
Service Class 2 - Q/NQ

VIP II Contrafund(R)          10.000000          9.349930                 -6.50%                    0          2001
Portfolio: Service
Class -Q/NQ

VIP II Contrafund(R)          10.000000          8.525659                -14.74%                    0          2001
Portfolio: Service
Class 2 -Q/NQ

VIP II Index 500              10.000000          8.944830                -10.55%                    0          2001
Portfolio - Q/NQ

VIP II Investment Grade       10.000000         10.340672                  3.41%                    0          2001
Bond Portfolio - Q/NQ

VIP III Balanced              10.000000          9.598419                 -4.02%                    0          2001
Portfolio: Service
Class - Q/NQ

VIP III Balanced              10.000000          9.590830                 -4.09%                    0          2001
Portfolio: Service
Class 2 - Q/NQ

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP III Dynamic Capital       10.000000          8.336615                -16.63%                    0          2001
Appreciation Portfolio:
Service Class - Q/NQ

VIP III Dynamic Capital       10.000000          8.336631                -16.63%                    0          2001
Appreciation Portfolio:
Service Class 2 - Q/NQ

VIP III Growth & Income       10.000000          9.312474                 -6.88%                    0          2001
Portfolio: Service
Class - Q/NQ

VIP III Growth & Income       10.000000          9.310745                 -6.89%                    0          2001
Portfolio: Service
Class 2 - Q/NQ

VIP III Growth                10.000000          9.029073                 -9.71%                    0          2001
Opportunities
Portfolio: Service
Class - Q/NQ

VIP III Growth                10.000000          9.014771                 -9.95%                    0          2001
Opportunities
Portfolio: Service
Class 2 -Q/NQ

VIP III Mid Cap               10.000000         10.168041                  1.68%                    0          2001
Portfolio: Service
Class-Q/NQ

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF                YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------    -----------------   -----------------   -----------------   ------------------       ----
VIP III Mid Cap               10.000000         10.158241                   1.58%                   0          2001
Portfolio: Service
Class 2-Q/NQ



The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.



The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.



The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.



The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.


The following underlying mutual funds were added to the variable account effective February 14, 2002:


AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, Alliance Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment

Trust - Emerging Growth Portfolio: Class II. Therefore, no Condensed Financial Information is available.


The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no Condensed Financial Information is available.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of Nationwide Life Insurance Company and
  Contract Owners of Nationwide Fidelity Advisor Variable Account:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Fidelity Advisor Variable Account (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2001, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.


KPMG LLP
Columbus, Ohio
February 20, 2002

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                DECEMBER 31, 2001

ASSETS:

  Investments at fair value:

    Fidelity(R) VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)
       2,908,342 shares (cost $70,102,370) ...............................................   $   66,164,785

    Fidelity(R) VIP - Equity-Income Portfolio: Service Class (FidVIPEIS)
       1,925,735 shares (cost $47,008,803) ...............................................       43,656,420

    Fidelity(R) VIP - Equity-Income Portfolio: Service Class 2 (FidVIPEI2)
       1,083,286 shares (cost $25,249,816) ...............................................       24,471,433

    Fidelity(R) VIP - Growth Portfolio: Initial Class (FidVIPGr)
       3,140,826 shares (cost $152,256,463) ..............................................      105,563,170

    Fidelity(R) VIP - Growth Portfolio: Service Class (FidVIPGrS)
       2,421,977 shares (cost $113,837,353) ..............................................       81,087,803

    Fidelity(R) VIP - Growth Portfolio: Service Class 2 (FidVIPGr2)
       1,196,479 shares (cost $50,623,828) ...............................................       39,890,602

    Fidelity(R) VIP - High Income Portfolio: Initial Class (FidVIPHI)
       7,927,278 shares (cost $61,711,131) ...............................................       50,813,853

    Fidelity(R) VIP - High Income Portfolio: Service Class (FidVIPHIS)
       3,678,570 shares (cost $36,851,467) ...............................................       23,469,274

    Fidelity(R) VIP - High Income Portfolio: Service Class 2 (FidVIPHI2)
       1,427,502 shares (cost $11,148,901) ...............................................        9,078,912

    Fidelity(R) VIP - Money Market Portfolio: Initial Class (FidVIPMMkt)
       109,255,397 shares (cost $109,255,397) ............................................      109,255,397

    Fidelity(R) VIP - Overseas Portfolio: Initial Class (FidVIPOv)
       3,574,806 shares (cost $74,426,074) ...............................................       49,618,309

    Fidelity(R) VIP - Overseas Portfolio: Service Class (FidVIPOvS)
       1,196,974 shares (cost $23,723,504) ...............................................       16,554,147

    Fidelity(R) VIP - Overseas Portfolio: Service Class 2 (FidVIPOv2)
       670,742 shares (cost $9,611,069) ..................................................        9,262,944

    Fidelity(R) VIP - Value Portfolio: Service Class (FidVIPVlS)
       64,331 shares (cost $601,102) .....................................................          620,147

    Fidelity(R) VIP - Value Portfolio: Service Class 2 (FidVIPVl2)
       141,545 shares (cost $1,331,242) ..................................................        1,364,496

    Fidelity(R) VIP II - Asset Manager Portfolio: Initial Class (FidVIPAM)
       919,197 shares (cost $15,308,706) .................................................       13,337,550

    Fidelity(R) VIP II - Asset Manager Portfolio: Service Class (FidVIPAMS)
       731,360 shares (cost $12,268,648) .................................................       10,538,899

    Fidelity(R) VIP II - Asset Manager Portfolio: Service Class 2 (FidVIPAM2)
       458,912 shares (cost $6,981,557) ..................................................        6,589,979

    Fidelity(R) VIP II - Asset Manager: Growth Portfolio: Initial Class (FidVIPAMGr)
       791,077 shares (cost $12,490,265) .................................................        9,935,925

    Fidelity(R) VIP II - Asset Manager: Growth Portfolio: Service Class (FidVIPAMGrS)
       522,680 shares (cost $8,337,004) ..................................................        6,517,817

    Fidelity(R) VIP II - Asset Manager: Growth Portfolio: Service Class 2 (FidVIPAMGr2)
       371,557 shares (cost $5,187,725) ..................................................        4,618,458

    Fidelity(R) VIP II - Contrafund Portfolio: Initial Class (FidVIPCon)
       4,516,541 shares (cost $107,237,863) ..............................................       90,917,977

    Fidelity(R) VIP II - Contrafund Portfolio: Service Class (FidVIPConS)
       2,562,863 shares (cost $64,739,036) ...............................................       51,411,027

    Fidelity(R) VIP II - Contrafund Portfolio: Service Class 2 (FidVIPCon2)
       1,059,987 shares (cost $24,137,565) ...............................................       21,199,745

    Fidelity(R) VIP II - Index 500 Portfolio: Initial Class (FidVIPI500)
       1,202,378 shares (cost $178,340,873) ..............................................      156,393,288

    Fidelity(R) VIP II - Investment Grade Bond Portfolio: Initial Class (FidVIPIGBd)
       7,498,727 shares (cost $92,631,699) ...............................................       96,883,548

    Fidelity(R) VIP III - Aggressive Growth Portfolio: Service Class (FidVIPAgGrS)
       38,448 shares (cost $311,347) .....................................................          316,810

    Fidelity(R) VIP III - Aggressive Growth Portfolio: Service Class 2 (FidVIPAgGr2)
       165,469 shares (cost $1,374,340) ..................................................        1,355,188

    Fidelity(R) VIP III - Balanced Portfolio: Initial Class (FidVIPBal)
       6,463,696 shares (cost $86,205,682) ...............................................       88,681,914

    Fidelity(R) VIP III - Balanced Portfolio: Service Class (FidVIPBalS)
       1,681,473 shares (cost $25,180,581) ...............................................       22,968,923

    Fidelity(R) VIP III - Balanced Portfolio: Service Class 2 (FidVIPBal2)
       825,945 shares (cost $11,577,706) .................................................       11,241,112

    Fidelity(R) VIP III - Dynamic Capital Appreciation Fund: Service Class (FidVIPDyCapS)
       126,907 shares (cost $788,686) ....................................................          772,861

    Fidelity(R) VIP III - Dynamic Capital Appreciation Fund: Service Class 2 (FidVIPDyCap2)
       466,611 shares (cost $3,288,516) ..................................................        2,841,658

    Fidelity(R) VIP III - Growth & Income Portfolio: Initial Class (FidVIPGrIn)
       3,660,911 shares (cost $55,248,316) ...............................................       48,287,414

    Fidelity(R) VIP III - Growth & Income Portfolio: Service Class (FidVIPGrInS)
       3,845,063 shares (cost $61,466,933) ...............................................       50,447,224

    Fidelity(R) VIP III - Growth & Income Portfolio: Service Class 2 (FidVIPGrIn2)
       1,385,055 shares (cost $20,190,983) ...............................................       18,102,675

    Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial Class (FidVIPGrOp)
       17,013,261 shares (cost $313,873,522)
                                                                                                257,410,636


                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

    Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class (FidVIPGrOpS)
       3,860,354 shares (cost $84,913,597) ...............................................       58,329,945

    Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class 2 (FidVIPGrOp2)
       775,150 shares (cost $14,232,113) .................................................       11,658,250

    Fidelity(R) VIP III - Mid Cap Portfolio: Initial Class (FidVIPMCap)
       148,031 shares (cost $2,771,827) ..................................................        2,901,406

    Fidelity(R) VIP III - Mid Cap Portfolio: Service Class (FidVIPMCapS)
       1,259,950 shares (cost $24,013,222) ...............................................       24,619,414

    Fidelity(R) VIP III - Mid Cap Portfolio: Service Class 2 (FidVIPMCap2)
       1,370,737 shares (cost $26,062,954) ...............................................       26,715,672
                                                                                             --------------

    Total investments ....................................................................    1,725,867,007

Accounts receivable ......................................................................               --
                                                                                             --------------
    Total assets .........................................................................    1,725,867,007

ACCOUNTS PAYABLE .........................................................................           23,821
                                                                                             --------------

CONTRACT OWNERS' EQUITY (NOTE 4) .........................................................   $1,725,843,186
                                                                                             ==============


See accompanying notes to financial statements.
================================================================================

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

                                                          TOTAL          FIDVIPEI       FIDVIPEIS      FIDVIPEI2
                                                      -------------    -----------    ------------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $  42,320,932      1,092,776         734,534        140,499
  Mortality and expense risk charges
    (note 2) ......................................     (23,303,996)      (926,080)       (449,722)      (200,061)
                                                      -------------    -----------    ------------    -----------
    Net investment activity .......................      19,016,936        166,696         284,812        (59,562)
                                                      -------------    -----------    ------------    -----------

  Proceeds from mutual funds shares sold ..........     570,740,411      8,734,678       7,717,188        647,275
  Cost of mutual fund shares sold .................    (620,580,878)    (9,233,762)     (8,012,986)      (742,000)
                                                      -------------    -----------    ------------    -----------
    Realized gain (loss) on investments ...........     (49,840,467)      (499,084)       (295,798)       (94,725)
  Change in unrealized gain (loss)
    on investments ................................    (264,649,438)    (7,284,439)     (5,166,889)    (1,144,714)
                                                      -------------    -----------    ------------    -----------
    Net gain (loss) on investments ................    (314,489,905)    (7,783,523)     (5,462,687)    (1,239,439)
                                                      -------------    -----------    ------------    -----------
  Reinvested capital gains ........................      45,788,706      3,070,179       2,166,877        404,362
                                                      -------------    -----------    ------------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ..........   $(249,684,263)    (4,546,648)     (3,010,998)      (894,639)
                                                      =============    ===========    ============    ===========

                                                        FIDVIPGR        FIDVIPGRS      FIDVIPGR2        FIDVIPHI
                                                      -----------      -----------    -----------     -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................       112,857               --         20,574       9,731,374
  Mortality and expense risk charges
    (note 2) ......................................    (1,807,000)        (911,194)      (414,824)       (942,116)
                                                      -----------      -----------    -----------     -----------
    Net investment activity .......................    (1,694,143)        (911,194)      (394,250)      8,789,258
                                                      -----------      -----------    -----------     -----------

  Proceeds from mutual funds shares sold ..........    34,806,759       18,223,495      1,468,619      53,462,961
  Cost of mutual fund shares sold .................   (38,827,191)     (21,860,817)    (2,116,751)    (83,717,671)
                                                      -----------      -----------    -----------     -----------
    Realized gain (loss) on investments ...........    (4,020,432)      (3,637,322)      (648,132)    (30,254,710)
  Change in unrealized gain (loss)
    on investments ................................   (35,707,925)     (23,458,641)    (7,456,093)     12,911,111
                                                      -----------      -----------    -----------     -----------
    Net gain (loss) on investments ................   (39,728,357)     (27,095,963)    (8,104,225)    (17,343,599)
                                                      -----------      -----------    -----------     -----------
  Reinvested capital gains ........................    10,608,539        7,252,590      1,933,937              --
                                                      -----------      -----------    -----------     -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ..........   (30,813,961)     (20,754,567)    (6,564,538)     (8,554,341)
                                                      ===========      ===========    ===========     ===========

                                                        FIDVIPHIS       FIDVIPHI2      FIDVIPMMKT       FIDVIPOV
                                                      -------------    -----------    ------------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $   3,729,189        633,619       3,474,279      3,650,279
  Mortality and expense risk charges
    (note 2) ......................................        (274,381)       (91,591)     (1,155,115)      (874,566)
                                                      -------------    -----------    ------------    -----------
    Net investment activity .......................       3,454,808        542,028       2,319,164      2,775,713
                                                      -------------    -----------    ------------    -----------

  Proceeds from mutual funds shares sold ..........       6,686,144        498,525     121,786,625     24,106,490
  Cost of mutual fund shares sold .................     (11,032,409)      (741,469)   (121,786,625)   (29,167,722)
                                                      -------------    -----------    ------------    -----------
    Realized gain (loss) on investments ...........      (4,346,265)      (242,944)             --     (5,061,232)
  Change in unrealized gain (loss)
    on investments ................................      (2,819,677)    (1,461,516)             --    (19,843,527)
                                                      -------------    -----------    ------------    -----------
    Net gain (loss) on investments ................      (7,165,942)    (1,704,460)             --    (24,904,759)
                                                      -------------    -----------    ------------    -----------
  Reinvested capital gains ........................              --             --              --      5,769,796
                                                      -------------    -----------    ------------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ..........   $  (3,711,134)    (1,162,432)      2,319,164    (16,359,250)
                                                      =============    ===========    ============    ===========

                                                       FIDVIPOVS        FIDVIPOV2      FIDVIPVLS       FIDVIPVL2
                                                      -----------      -----------    -----------     -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................     1,133,376          406,357            620           1,393
  Mortality and expense risk charges
    (note 2) ......................................      (200,947)        (114,476)        (1,920)         (4,028)
                                                      -----------      -----------    -----------     -----------
    Net investment activity .......................       932,429          291,881         (1,300)         (2,635)
                                                      -----------      -----------    -----------     -----------

  Proceeds from mutual funds shares sold ..........     9,355,089        8,186,889        115,163          53,923
  Cost of mutual fund shares sold .................   (14,335,492)     (11,830,201)      (124,983)        (58,408)
                                                      -----------      -----------    -----------     -----------
    Realized gain (loss) on investments ...........    (4,980,403)      (3,643,312)        (9,820)         (4,485)
  Change in unrealized gain (loss)
    on investments ................................    (2,902,947)         473,248         19,045          33,254
                                                      -----------      -----------    -----------     -----------
    Net gain (loss) on investments ................    (7,883,350)      (3,170,064)         9,225          28,769
                                                      -----------      -----------    -----------     -----------
  Reinvested capital gains ........................     1,810,938          642,306             --              --
                                                      -----------      -----------    -----------     -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ..........    (5,139,983)      (2,235,877)         7,925          26,134
                                                      ===========      ===========    ===========     ===========

                                                                     (Continued)

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2001

                                                        FIDVIPAM        FIDVIPAMS       FIDVIPAM2      FIDVIPAMGR
                                                      -------------    -----------    ------------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $     669,157        470,139         146,275        349,465
  Mortality and expense risk charges
    (note 2) ......................................        (210,214)      (110,435)        (63,776)      (155,734)
                                                      -------------    -----------    ------------    -----------
    Net investment activity .......................         458,943        359,704          82,499        193,731
                                                      -------------    -----------    ------------    -----------

  Proceeds from mutual funds shares sold ..........       4,259,403      1,472,584         377,661      2,787,345
  Cost of mutual fund shares sold .................      (4,978,638)    (1,786,352)       (445,523)    (3,497,993)
                                                      -------------    -----------    ------------    -----------
    Realized gain (loss) on investments ...........        (719,235)      (313,768)        (67,862)      (710,648)
  Change in unrealized gain (loss)
    on investments ................................        (934,142)      (869,541)       (294,365)    (1,066,825)
                                                      -------------    -----------    ------------    -----------
    Net gain (loss) on investments ................      (1,653,377)    (1,183,309)       (362,227)    (1,777,473)
                                                      -------------    -----------    ------------    -----------
  Reinvested capital gains ........................         250,934        179,101          54,853        421,150
                                                      -------------    -----------    ------------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ..........   $    (943,500)      (644,504)       (224,875)    (1,162,592)
                                                      =============    ===========    ============    ===========

                                                      FIDVIPAMGRS      FIDVIPAMGR2     FIDVIPCON       FIDVIPCONS
                                                      -----------      -----------    -----------     -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................       224,419           91,587        915,724         419,489
  Mortality and expense risk charges
    (note 2) ......................................       (72,708)         (55,255)    (1,460,059)       (554,954)
                                                      -----------      -----------    -----------     -----------
    Net investment activity .......................       151,711           36,332       (544,335)       (135,465)
                                                      -----------      -----------    -----------     -----------

  Proceeds from mutual funds shares sold ..........     1,872,517          703,832     24,443,508       8,770,827
  Cost of mutual fund shares sold .................    (2,473,099)        (936,063)   (22,816,999)     (9,525,344)
                                                      -----------      -----------    -----------     -----------
    Realized gain (loss) on investments ...........      (600,582)        (232,231)     1,626,509        (754,517)
  Change in unrealized gain (loss)
    on investments ................................      (595,898)        (297,500)   (21,661,937)     (9,552,732)
                                                      -----------      -----------    -----------     -----------
    Net gain (loss) on investments ................    (1,196,480)        (529,731)   (20,035,428)    (10,307,249)
                                                      -----------      -----------    -----------     -----------
  Reinvested capital gains ........................       285,073          113,279      3,231,968       1,677,956
                                                      -----------      -----------    -----------     -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ..........      (759,696)        (380,120)   (17,347,795)     (8,764,758)
                                                      ===========      ===========    ===========     ===========

                                                        FIDVIPCON2      FIDVIPI500     FIDVIPIGBD     FIDVIPAGGRS
                                                      -------------    -----------    ------------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $     107,592      1,965,591       3,943,287            384
  Mortality and expense risk charges
    (note 2) ......................................        (224,861)    (2,013,989)     (1,056,583)        (2,680)
                                                      -------------    -----------    ------------    -----------
    Net investment activity .......................        (117,269)       (48,398)      2,886,704         (2,296)
                                                      -------------    -----------    ------------    -----------

  Proceeds from mutual funds shares sold ..........         983,088     30,480,523      25,902,830      3,427,698
  Cost of mutual fund shares sold .................      (1,184,611)   (27,809,265)    (25,495,842)    (3,473,604)
                                                      -------------    -----------    ------------    -----------
    Realized gain (loss) on investments ...........        (201,523)     2,671,258         406,988        (45,906)
  Change in unrealized gain (loss)
    on investments ................................      (2,381,435)   (27,806,633)      2,220,523          5,464
                                                      -------------    -----------    ------------    -----------
    Net gain (loss) on investments ................      (2,582,958)   (25,135,375)      2,627,511        (40,442)
                                                      -------------    -----------    ------------    -----------
  Reinvested capital gains ........................         403,470             --              --             --
                                                      -------------    -----------    ------------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ..........   $  (2,296,757)   (25,183,773)      5,514,215        (42,738)
                                                      =============    ===========    ============    ===========

                                                      FIDVIPAGGR2       FIDVIPBAL      FIDVIPBALS      FIDVIPBAL2
                                                      -----------      -----------    -----------     -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................            57        3,855,830        876,490         179,336
  Mortality and expense risk charges
    (note 2) ......................................        (7,457)      (1,362,309)      (236,098)       (103,317)
                                                      -----------      -----------    -----------     -----------
    Net investment activity .......................        (7,400)       2,493,521        640,392          76,019
                                                      -----------      -----------    -----------     -----------

  Proceeds from mutual funds shares sold ..........       482,454       19,622,068      6,944,979         286,813
  Cost of mutual fund shares sold .................      (525,576)     (15,899,790)    (7,901,902)       (310,119)
                                                      -----------      -----------    -----------     -----------
    Realized gain (loss) on investments ...........       (43,122)       3,722,278       (956,923)        (23,306)
  Change in unrealized gain (loss)
    on investments ................................       (19,151)      (9,567,175)      (399,855)       (193,169)
                                                      -----------      -----------    -----------     -----------
    Net gain (loss) on investments ................       (62,273)      (5,844,897)    (1,356,778)       (216,475)
                                                      -----------      -----------    -----------     -----------
  Reinvested capital gains ........................            --               --             --              --
                                                      -----------      -----------    -----------     -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ..........       (69,673)      (3,351,376)      (716,386)       (140,456)
                                                      ===========      ===========    ===========     ===========

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2001

                                                       FIDVIPDYCAPS    FIDVIPDYCAP2    FIDVIPGRIN     FIDVIPGRINS
                                                      -------------    -----------    ------------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $         692          1,980         766,861        747,549
  Mortality and expense risk charges
    (note 2) ......................................          (6,465)       (28,098)       (747,341)      (549,068)
                                                      -------------    -----------    ------------    -----------
    Net investment activity .......................          (5,773)       (26,118)         19,520        198,481
                                                      -------------    -----------    ------------    -----------

  Proceeds from mutual funds shares sold ..........       1,568,748        351,368      10,340,927      8,249,406
  Cost of mutual fund shares sold .................      (1,800,335)      (561,178)     (9,797,612)    (8,985,494)
                                                      -------------    -----------    ------------    -----------
    Realized gain (loss) on investments ...........        (231,587)      (209,810)        543,315       (736,088)
  Change in unrealized gain (loss)
    on investments ................................          31,280       (386,647)     (9,353,411)    (8,271,856)
                                                      -------------    -----------    ------------    -----------
    Net gain (loss) on investments ................        (200,307)      (596,457)     (8,810,096)    (9,007,944)
                                                      -------------    -----------    ------------    -----------
  Reinvested capital gains ........................              --             --       2,462,028      2,533,361
                                                      -------------    -----------    ------------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ..........   $    (206,080)      (622,575)     (6,328,548)    (6,276,102)
                                                      =============    ===========    ============    ===========

                                                      FIDVIPGRIN2       FIDVIPGROP    FIDVIPGROPS     FIDVIPGROP2
                                                      -----------      -----------    -----------     -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................       160,724        1,341,256        189,369          35,953
  Mortality and expense risk charges
    (note 2) ......................................      (196,374)      (4,359,175)      (670,376)       (136,644)
                                                      -----------      -----------    -----------     -----------
    Net investment activity .......................       (35,650)      (3,017,919)      (481,007)       (100,691)
                                                      -----------      -----------    -----------     -----------

  Proceeds from mutual funds shares sold ..........       527,085       92,076,094     15,932,984         881,286
  Cost of mutual fund shares sold .................      (612,695)     (82,200,037)   (20,458,607)     (1,143,466)
                                                      -----------      -----------    -----------     -----------
    Realized gain (loss) on investments ...........       (85,610)       9,876,057     (4,525,623)       (262,180)
  Change in unrealized gain (loss)
    on investments ................................    (1,836,360)     (67,440,840)    (7,602,884)     (1,491,103)
                                                      -----------      -----------    -----------     -----------
    Net gain (loss) on investments ................    (1,921,970)     (57,564,783)   (12,128,507)     (1,753,283)
                                                      -----------      -----------    -----------     -----------
  Reinvested capital gains ........................       516,009               --             --              --
                                                      -----------      -----------    -----------     -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ..........    (1,441,611)     (60,582,702)   (12,609,514)     (1,853,974)
                                                      ===========      ===========    ===========     ===========

                                                       FIDVIPMCAP      FIDVIPMCAPS    FIDVIPMCAP2
                                                      -------------    -----------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $          --             --              --
  Mortality and expense risk charges
    (note 2) ......................................         (37,939)      (253,716)       (260,350)
                                                      -------------    -----------    ------------
    Net investment activity .......................         (37,939)      (253,716)       (260,350)
                                                      -------------    -----------    ------------

  Proceeds from mutual funds shares sold ..........         891,588     10,539,208         713,764
  Cost of mutual fund shares sold .................        (922,120)   (10,793,148)       (656,979)
                                                      -------------    -----------    ------------
    Realized gain (loss) on investments ...........         (30,532)      (253,940)         56,785
  Change in unrealized gain (loss)
    on investments ................................         (76,574)      (991,419)         (5,543)
                                                      -------------    -----------    ------------
    Net gain (loss) on investments ................        (107,106)    (1,245,359)         51,242
                                                      -------------    -----------    ------------
  Reinvested capital gains ........................              --             --              --
                                                      -------------    -----------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ..........   $    (145,045)    (1,499,075)       (209,108)
                                                      =============    ===========    ============


See accompanying notes to financial statements.
================================================================================

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                             TOTAL                               FIDVIPEI
                                              ----------------------------------    ----------------------------------
                                                   2001               2000               2001               2000
                                              ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $    19,016,936         15,529,568            166,696            283,919
  Realized gain (loss) on investments .....       (49,840,467)        96,032,604           (499,084)           818,078
  Change in unrealized gain (loss)
    on investments ........................      (264,649,438)      (518,333,773)        (7,284,439)        (1,805,885)
  Reinvested capital gains ................        45,788,706        136,402,272          3,070,179          4,479,099
                                              ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................      (249,684,263)      (270,369,329)        (4,546,648)         3,775,211
                                              ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................       178,976,934        354,556,600          1,110,758          2,479,768
  Transfers between funds .................                --                 --         14,029,527         (4,821,976)
  Redemptions .............................      (258,016,330)      (338,128,885)       (10,194,491)        (9,781,742)
  Annuity benefits ........................          (238,537)          (155,021)           (15,453)           (15,734)
  Annual contract maintenance charges
    (note 2) ..............................          (158,852)          (171,557)            (7,012)            (6,051)
  Contingent deferred sales charges
    (note 2) ..............................        (4,882,755)        (6,898,752)          (239,610)          (224,625)
  Adjustments to maintain reserves ........          (210,508)          (264,592)              (536)             2,211
                                              ---------------    ---------------    ---------------    ---------------
      Net equity transactions .............       (84,530,048)         8,937,793          4,683,183        (12,368,149)
                                              ---------------    ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      (334,214,311)      (261,431,536)           136,535         (8,592,938)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................     2,060,057,497      2,321,489,033         66,027,742         74,620,680
                                              ---------------    ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $ 1,725,843,186      2,060,057,497         66,164,277         66,027,742
                                              ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units .........................       144,379,492        138,537,928          4,407,750          5,321,389
                                              ---------------    ---------------    ---------------    ---------------
  Units purchased .........................        21,886,758         66,251,996            419,043            842,631
  Units redeemed ..........................       (23,755,729)       (60,410,432)          (120,237)        (1,756,270)
                                              ---------------    ---------------    ---------------    ---------------
  Ending units ............................       142,510,521        144,379,492          4,706,556          4,407,750
                                              ===============    ===============    ===============    ===============

                                                           FIDVIPEIS                             FIDVIPEI2
                                              ----------------------------------    ----------------------------------
                                                   2001               2000               2001               2000
                                              ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income ...................           284,812            252,541            (59,562)           (23,551)
  Realized gain (loss) on investments .....          (295,798)          (562,564)           (94,725)            13,852
  Change in unrealized gain (loss)
    on investments ........................        (5,166,889)           988,349         (1,144,714)           366,331
  Reinvested capital gains ................         2,166,877          2,599,370            404,362                 --
                                              ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................        (3,010,998)         3,277,696           (894,639)           356,632
                                              ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................           668,017          8,672,984         18,091,899          6,798,580
  Transfers between funds .................         4,025,527         (2,559,382)         1,008,647            520,310
  Redemptions .............................        (4,595,216)        (3,014,966)        (1,225,876)          (156,883)
  Annuity benefits ........................                --                 --                 --                 --
  Annual contract maintenance charges
    (note 2) ..............................                --                 --                 --                 --
  Contingent deferred sales charges
    (note 2) ..............................          (115,810)           (75,960)           (26,960)              (672)
  Adjustments to maintain reserves ........              (343)               441               (351)                68
                                              ---------------    ---------------    ---------------    ---------------
      Net equity transactions .............           (17,825)         3,023,117         17,847,359          7,161,403
                                              ---------------    ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        (3,028,823)         6,300,813         16,952,720          7,518,035
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................        46,684,613         40,383,800          7,518,035                 --
                                              ---------------    ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....        43,655,790         46,684,613         24,470,755          7,518,035
                                              ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units .........................         3,865,571          3,572,262            716,905                 --
                                              ---------------    ---------------    ---------------    ---------------
  Units purchased .........................           905,478          1,736,755          1,889,400            733,075
  Units redeemed ..........................          (925,277)        (1,443,446)          (107,467)           (16,170)
                                              ---------------    ---------------    ---------------    ---------------
  Ending units ............................         3,845,772          3,865,571          2,498,838            716,905
                                              ===============    ===============    ===============    ===============

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                           FIDVIPGR                              FIDVIPGRS
                                              ----------------------------------    ----------------------------------
                                                   2001               2000               2001               2000
                                              ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $    (1,694,143)        (2,358,858)          (911,194)        (1,103,369)
  Realized gain (loss) on investments .....        (4,020,432)         3,489,994         (3,637,322)         1,323,988
  Change in unrealized gain (loss)
    on investments ........................       (35,707,925)       (41,996,672)       (23,458,641)       (27,516,465)
  Reinvested capital gains ................        10,608,539         16,169,656          7,252,590         11,094,915
                                              ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................       (30,813,961)       (24,695,880)       (20,754,567)       (16,200,931)
                                              ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................         1,920,243         11,634,702          1,313,105         30,627,711
  Transfers between funds .................       (10,039,135)        84,349,689         (3,890,053)        13,349,656
  Redemptions .............................       (20,298,280)       (32,328,777)        (7,868,597)        (7,319,248)
  Annuity benefits ........................           (27,539)                --                 --                 --
  Annual contract maintenance charges
    (note 2) ..............................           (16,919)           (16,093)                --                 --
  Contingent deferred sales charges
    (note 2) ..............................          (346,768)          (617,824)          (220,487)          (170,783)
  Adjustments to maintain reserves ........          (130,500)           (16,518)            (5,411)             1,564
                                              ---------------    ---------------    ---------------    ---------------
      Net equity transactions .............       (28,938,898)        63,005,179        (10,671,443)        36,488,900
                                              ---------------    ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....       (59,752,859)        38,309,299        (31,426,010)        20,287,969
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................       165,334,903        127,025,604        112,509,474         92,221,505
                                              ---------------    ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $   105,582,044        165,334,903         81,083,464        112,509,474
                                              ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units .........................         8,772,882          5,918,822          7,210,691          5,140,107
                                              ---------------    ---------------    ---------------    ---------------
  Units purchased .........................           127,460          5,443,696            104,069          3,114,860
  Units redeemed ..........................        (2,013,708)        (2,589,636)          (931,924)        (1,044,276)
                                              ---------------    ---------------    ---------------    ---------------
  Ending units ............................         6,886,634          8,772,882          6,382,836          7,210,691
                                              ===============    ===============    ===============    ===============

                                                            FIDVIPGR2                             FIDVIPHI
                                               ----------------------------------    ----------------------------------
                                                    2001               2000               2001               2000
                                               ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income ...................           (394,250)          (109,590)         8,789,258          7,330,116
  Realized gain (loss) on investments .....           (648,132)               120        (30,254,710)       (16,651,328)
  Change in unrealized gain (loss)
    on investments ........................         (7,456,093)        (3,277,134)        12,911,111        (16,532,326)
  Reinvested capital gains ................          1,933,937                 --                 --                 --
                                               ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................         (6,564,538)        (3,386,604)        (8,554,341)       (25,853,538)
                                               ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................         22,852,456         30,025,053            850,356          2,429,272
  Transfers between funds .................           (869,141)           604,786         (8,062,149)       (17,671,048)
  Redemptions .............................         (2,144,469)          (551,164)       (13,321,271)       (21,971,391)
  Annuity benefits ........................                 --                 --             (9,224)            (5,311)
  Annual contract maintenance charges
    (note 2) ..............................                 --                 --             (7,021)            (8,244)
  Contingent deferred sales charges
    (note 2) ..............................            (59,491)           (14,228)          (201,288)          (467,855)
  Adjustments to maintain reserves ........            (24,913)              (356)             1,580            (45,354)
                                               ---------------    ---------------    ---------------    ---------------
      Net equity transactions .............         19,754,442         30,064,091        (20,749,017)       (37,739,931)
                                               ---------------    ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....         13,189,904         26,677,487        (29,303,358)       (63,593,469)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................         26,677,487                 --         80,120,694        143,714,163
                                               ---------------    ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....         39,867,391         26,677,487         50,817,336         80,120,694
                                               ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units .........................          2,836,391                 --          8,816,840         12,082,053
                                               ---------------    ---------------    ---------------    ---------------
  Units purchased .........................          2,673,408          2,887,520             98,809          3,020,423
  Units redeemed ..........................           (278,972)           (51,129)        (2,484,694)        (6,285,636)
                                               ---------------    ---------------    ---------------    ---------------
  Ending units ............................          5,230,827          2,836,391          6,430,955          8,816,840
                                               ===============    ===============    ===============    ===============


                                                                     (Continued)

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                           FIDVIPHIS                             FIDVIPHI2
                                              ----------------------------------    ----------------------------------
                                                   2001               2000               2001               2000
                                              ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $     3,454,808          2,328,009            542,028            (16,051)
  Realized gain (loss) on investments .....        (4,346,265)        (2,356,094)          (242,944)            (1,357)
  Change in unrealized gain (loss)
    on investments ........................        (2,819,677)        (9,694,123)        (1,461,516)          (608,473)
  Reinvested capital gains ................                --                 --                 --                 --
                                              ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................        (3,711,134)        (9,722,208)        (1,162,432)          (625,881)
                                              ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................           627,319          8,606,842          6,590,516          4,920,133
  Transfers between funds .................          (690,320)        (5,957,386)          (128,793)            67,631
  Redemptions .............................        (2,871,932)        (2,814,653)          (492,881)           (79,932)
  Annuity benefits ........................                --                 --                 --                 --
  Annual contract maintenance charges
    (note 2) ..............................                --                 --                 --                 --
  Contingent deferred sales charges
    (note 2) ..............................           (74,959)           (68,664)            (8,116)              (781)
  Adjustments to maintain reserves ........              (864)               465             (4,364)              (173)
                                              ---------------    ---------------    ---------------    ---------------
      Net equity transactions .............        (3,010,756)          (233,396)         5,956,362          4,906,878
                                              ---------------    ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        (6,721,890)        (9,955,604)         4,793,930          4,280,997
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................        30,190,276         40,145,880          4,280,997                 --
                                              ---------------    ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $    23,468,386         30,190,276          9,074,927          4,280,997
                                              ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units .........................         3,992,581          4,070,554            551,198                 --
                                              ---------------    ---------------    ---------------    ---------------
  Units purchased .........................            92,990          1,235,869            873,320            560,010
  Units redeemed ..........................          (528,045)        (1,313,842)           (69,304)            (8,812)
                                              ---------------    ---------------    ---------------    ---------------
  Ending units ............................         3,557,526          3,992,581          1,355,214            551,198
                                              ===============    ===============    ===============    ===============

                                                           FIDVIPMMKT                            FIDVIPOV
                                              ----------------------------------    ----------------------------------
                                                   2001               2000               2001               2000
                                              ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income ...................         2,319,164          3,252,536          2,775,713             70,632
  Realized gain (loss) on investments .....                --                 --         (5,061,232)         5,132,056
  Change in unrealized gain (loss)
    on investments ........................                --                 --        (19,843,527)       (36,149,758)
  Reinvested capital gains ................                --                 --          5,769,796          9,231,304
                                              ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................         2,319,164          3,252,536        (16,359,250)       (21,715,766)
                                              ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        16,406,924         18,348,561            771,772          2,823,214
  Transfers between funds .................        56,218,154         (2,772,183)        (5,979,443)        13,043,401
  Redemptions .............................       (29,347,297)       (32,477,735)        (8,443,571)       (17,057,441)
  Annuity benefits ........................           (15,244)            (8,449)            (8,195)            (3,605)
  Annual contract maintenance charges
    (note 2) ..............................            (5,090)            (3,680)            (8,629)            (9,923)
  Contingent deferred sales charges
    (note 2) ..............................          (590,973)          (729,823)          (131,698)          (300,990)
  Adjustments to maintain reserves ........           (21,967)            (6,282)              (932)           (24,702)
                                              ---------------    ---------------    ---------------    ---------------
      Net equity transactions .............        42,644,507        (17,649,591)       (13,800,696)        (1,530,046)
                                              ---------------    ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        44,963,671        (14,397,055)       (30,159,946)       (23,245,812)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................        64,291,198         78,688,253         79,774,886        103,020,698
                                              ---------------    ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....       109,254,869         64,291,198         49,614,940         79,774,886
                                              ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units .........................         5,501,162          7,052,083          5,540,720          5,705,561
                                              ---------------    ---------------    ---------------    ---------------
  Units purchased .........................         4,697,011         13,713,107             63,535          2,499,790
  Units redeemed ..........................        (1,049,694)       (15,264,028)        (1,170,232)        (2,664,631)
                                              ---------------    ---------------    ---------------    ---------------
  Ending units ............................         9,148,479          5,501,162          4,434,023          5,540,720
                                              ===============    ===============    ===============    ===============

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                           FIDVIPOVS                             FIDVIPOV2
                                              ----------------------------------    ----------------------------------
                                                   2001               2000               2001               2000
                                              ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $       932,429             35,882            291,881            (35,191)
  Realized gain (loss) on investments .....        (4,980,403)         1,009,706         (3,643,312)           (52,425)
  Change in unrealized gain (loss)
    on investments ........................        (2,902,947)        (8,920,436)           473,248           (821,373)
  Reinvested capital gains ................         1,810,938          1,976,060            642,306                 --
                                              ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................        (5,139,983)        (5,898,788)        (2,235,877)          (908,989)
                                              ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................           289,346          7,785,388          5,162,377          8,747,641
  Transfers between funds .................        (1,241,817)         3,663,168           (956,869)           187,299
  Redemptions .............................        (1,768,104)        (1,583,732)          (614,356)          (104,635)
  Annuity benefits ........................                --                 --                 --                 --
  Annual contract maintenance charges
    (note 2) ..............................                --                 --                 --                 --
  Contingent deferred sales charges
    (note 2) ..............................           (41,902)           (32,994)           (11,681)              (894)
  Adjustments to maintain reserves ........            (1,711)              (349)            (7,457)              (248)
                                              ---------------    ---------------    ---------------    ---------------
      Net equity transactions .............        (2,764,188)         9,831,481          3,572,014          8,829,163
                                              ---------------    ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        (7,904,171)         3,932,693          1,336,137          7,920,174
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................        24,456,825         20,524,132          7,920,174                 --
                                              ---------------    ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $    16,552,654         24,456,825          9,256,311          7,920,174
                                              ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units .........................         2,059,622          1,375,611            839,810                 --
                                              ---------------    ---------------    ---------------    ---------------
  Units purchased .........................            28,769          1,680,790            536,287            849,737
  Units redeemed ..........................          (299,273)          (996,779)          (101,462)            (9,927)
                                              ---------------    ---------------    ---------------    ---------------
  Ending units ............................         1,789,118          2,059,622          1,274,635            839,810
                                              ===============    ===============    ===============    ===============

                                                           FIDVIPVLS                             FIDVIPVL2
                                              ----------------------------------    ----------------------------------
                                                   2001               2000               2001               2000
                                              ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income ...................            (1,300)                --             (2,635)                --
  Realized gain (loss) on investments .....            (9,820)                --             (4,485)                --
  Change in unrealized gain (loss)
    on investments ........................            19,045                 --             33,254                 --
  Reinvested capital gains ................                --                 --                 --                 --
                                              ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................             7,925                 --             26,134                 --
                                              ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................                85                 --            889,179                 --
  Transfers between funds .................           626,758                 --            462,829                 --
  Redemptions .............................           (14,526)                --            (12,951)                --
  Annuity benefits ........................                --                 --                 --                 --
  Annual contract maintenance charges
    (note 2) ..............................                --                 --                 --                 --
  Contingent deferred sales charges
    (note 2) ..............................               (94)                --               (696)                --
  Adjustments to maintain reserves ........                11                 --                (93)                --
                                              ---------------    ---------------    ---------------    ---------------
      Net equity transactions .............           612,234                 --          1,338,268                 --
                                              ---------------    ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....           620,159                 --          1,364,402                 --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................                --                 --                 --                 --
                                              ---------------    ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....           620,159                 --          1,364,402                 --
                                              ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units .........................                --                 --                 --                 --
                                              ---------------    ---------------    ---------------    ---------------
  Units purchased .........................            67,496                 --            146,907                 --
  Units redeemed ..........................            (1,495)                --             (1,381)                --
                                              ---------------    ---------------    ---------------    ---------------
  Ending units ............................            66,001                 --            145,526                 --
                                              ===============    ===============    ===============    ===============


                                                                     (Continued)

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                           FIDVIPAM                              FIDVIPAMS
                                              ----------------------------------    ----------------------------------
                                                   2001               2000               2001               2000
                                              ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $       458,943            365,895            359,704            241,572
  Realized gain (loss) on investments .....          (719,235)          (265,297)          (313,768)           (61,525)
  Change in unrealized gain (loss)
    on investments ........................          (934,142)        (2,548,333)          (869,541)        (1,654,223)
  Reinvested capital gains ................           250,934          1,481,527            179,101            862,863
                                              ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................          (943,500)          (966,208)          (644,504)          (611,313)
                                              ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................           210,858          1,124,231            145,521          2,328,388
  Transfers between funds .................          (145,147)           477,978            (89,710)          (404,113)
  Redemptions .............................        (2,773,936)        (3,292,871)          (669,137)          (782,689)
  Annuity benefits ........................           (23,595)           (21,857)                --                 --
  Annual contract maintenance charges
    (note 2) ..............................            (1,476)            (1,571)                --                 --
  Contingent deferred sales charges
    (note 2) ..............................           (45,594)           (68,400)           (12,805)           (11,066)
  Adjustments to maintain reserves ........            (3,481)            (3,462)              (276)               150
                                              ---------------    ---------------    ---------------    ---------------
      Net equity transactions .............        (2,782,371)        (1,785,952)          (626,407)         1,130,670
                                              ---------------    ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        (3,725,871)        (2,752,160)        (1,270,911)           519,357
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................        17,056,794         19,808,954         11,809,571         11,290,214
                                              ---------------    ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $    13,330,923         17,056,794         10,538,660         11,809,571
                                              ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units .........................         1,247,385          1,371,570          1,022,689            926,711
                                              ---------------    ---------------    ---------------    ---------------
  Units purchased .........................            16,744            314,358             14,231            333,627
  Units redeemed ..........................          (231,804)          (438,543)           (74,212)          (237,649)
                                              ---------------    ---------------    ---------------    ---------------
  Ending units ............................         1,032,325          1,247,385            962,708          1,022,689
                                              ===============    ===============    ===============    ===============

                                                           FIDVIPAM2                             FIDVIPAMGR
                                              ----------------------------------    ----------------------------------
                                                   2001               2000               2001               2000
                                              ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income ...................            82,499            (11,669)           193,731            101,401
  Realized gain (loss) on investments .....           (67,862)             1,360           (710,648)           164,029
  Change in unrealized gain (loss)
    on investments ........................          (294,365)           (97,213)        (1,066,825)        (3,642,384)
  Reinvested capital gains ................            54,853                 --            421,150          1,253,786
                                              ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................          (224,875)          (107,522)        (1,162,592)        (2,123,168)
                                              ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................         4,041,740          3,172,268            131,716          1,249,039
  Transfers between funds .................            64,522             99,166           (148,011)           909,872
  Redemptions .............................          (422,534)           (21,257)        (1,705,473)        (2,844,678)
  Annuity benefits ........................                --                 --             (6,477)                --
  Annual contract maintenance charges
    (note 2) ..............................                --                 --             (1,522)            (1,465)
  Contingent deferred sales charges
    (note 2) ..............................           (10,228)            (1,189)           (35,213)           (69,667)
  Adjustments to maintain reserves ........            (1,294)               (56)             3,955             (5,277)
                                              ---------------    ---------------    ---------------    ---------------
      Net equity transactions .............         3,672,206          3,248,932         (1,761,025)          (762,176)
                                              ---------------    ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....         3,447,331          3,141,410         (2,923,617)        (2,885,344)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................         3,141,410                 --         12,863,181         15,748,525
                                              ---------------    ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....         6,588,741          3,141,410          9,939,564         12,863,181
                                              ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units .........................           322,820                 --            951,332          1,005,749
                                              ---------------    ---------------    ---------------    ---------------
  Units purchased .........................           432,367            324,969             11,140            256,743
  Units redeemed ..........................           (36,897)            (2,149)          (156,757)          (311,160)
                                              ---------------    ---------------    ---------------    ---------------
  Ending units ............................           718,290            322,820            805,715            951,332
                                              ===============    ===============    ===============    ===============

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                          FIDVIPAMGRS                           FIDVIPAMGR2
                                              ----------------------------------    ----------------------------------
                                                   2001               2000               2001               2000
                                              ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $       151,711             79,289             36,332            (11,664)
  Realized gain (loss) on investments .....          (600,582)            39,149           (232,231)             6,221
  Change in unrealized gain (loss)
    on investments ........................          (595,898)        (2,075,581)          (297,500)          (271,767)
  Reinvested capital gains ................           285,073            703,046            113,279                 --
                                              ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................          (759,696)        (1,254,097)          (380,120)          (277,210)
                                              ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................            56,348          2,287,025          2,821,212          3,492,870
  Transfers between funds .................          (536,270)           389,863           (381,292)          (145,916)
  Redemptions .............................          (873,860)          (783,222)          (439,985)           (53,463)
  Annuity benefits ........................                --                 --                 --                 --
  Annual contract maintenance charges
    (note 2) ..............................                --                 --                 --                 --
  Contingent deferred sales charges
    (note 2) ..............................           (25,331)           (21,250)           (14,020)            (3,758)
  Adjustments to maintain reserves ........              (246)                40             (2,775)               366
                                              ---------------    ---------------    ---------------    ---------------
      Net equity transactions .............        (1,379,359)         1,872,456          1,983,140          3,290,099
                                              ---------------    ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        (2,139,055)           618,359          1,603,020          3,012,889
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................         8,656,675          8,038,316          3,012,889                 --
                                              ---------------    ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $     6,517,620          8,656,675          4,615,909          3,012,889
                                              ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units .........................           780,808            626,500            332,936                 --
                                              ---------------    ---------------    ---------------    ---------------
  Units purchased .........................             5,763            312,449            275,290            337,955
  Units redeemed ..........................          (144,215)          (158,141)           (50,650)            (5,019)
                                              ---------------    ---------------    ---------------    ---------------
  Ending units ............................           642,356            780,808            557,576            332,936
                                              ===============    ===============    ===============    ===============

                                                           FIDVIPCON                            FIDVIPCONS
                                              ----------------------------------    ----------------------------------
                                                   2001               2000               2001               2000
                                              ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income ...................          (544,335)        (1,476,606)          (135,465)          (461,743)
  Realized gain (loss) on investments .....         1,626,509          4,491,695           (754,517)           730,470
  Change in unrealized gain (loss)
    on investments ........................       (21,661,937)       (30,864,699)        (9,552,732)       (13,197,734)
  Reinvested capital gains ................         3,231,968         16,646,176          1,677,956          7,533,464
                                              ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................       (17,347,795)       (11,203,434)        (8,764,758)        (5,395,543)
                                              ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................         1,557,569          7,583,306            697,939         16,583,122
  Transfers between funds .................        (7,187,387)        27,738,783         (2,623,212)         2,648,487
  Redemptions .............................       (14,779,735)       (19,899,217)        (4,202,753)        (3,589,508)
  Annuity benefits ........................           (29,383)           (26,793)                --                 --
  Annual contract maintenance charges
    (note 2) ..............................           (14,522)           (15,073)                --                 --
  Contingent deferred sales charges
    (note 2) ..............................          (299,085)          (370,937)          (111,445)          (105,386)
  Adjustments to maintain reserves ........             7,405            (41,644)             1,685                272
                                              ---------------    ---------------    ---------------    ---------------
      Net equity transactions .............       (20,745,138)        14,968,425         (6,237,786)        15,536,987
                                              ---------------    ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....       (38,092,933)         3,764,991        (15,002,544)        10,141,444
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................       129,012,163        125,247,172         66,411,989         56,270,545
                                              ---------------    ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....        90,919,230        129,012,163         51,409,445         66,411,989
                                              ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units .........................         7,644,417          6,829,277          4,732,885          3,671,713
                                              ---------------    ---------------    ---------------    ---------------
  Units purchased .........................           108,572          2,644,383             58,046          1,908,032
  Units redeemed ..........................        (1,531,240)        (1,829,243)          (567,698)          (846,860)
                                              ---------------    ---------------    ---------------    ---------------
  Ending units ............................         6,221,749          7,644,417          4,223,233          4,732,885
                                              ===============    ===============    ===============    ===============


                                                                     (Continued)

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                          FIDVIPCON2                            FIDVIPI500
                                              ----------------------------------    ----------------------------------
                                                   2001               2000               2001               2000
                                              ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $      (117,269)           (56,047)           (48,398)          (461,203)
  Realized gain (loss) on investments .....          (201,523)             4,743          2,671,258          7,026,746
  Change in unrealized gain (loss)
    on investments ........................        (2,381,435)          (556,386)       (27,806,633)       (27,940,443)
  Reinvested capital gains ................           403,470                 --                 --            787,126
                                              ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................        (2,296,757)          (607,690)       (25,183,773)       (20,587,774)
                                              ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        12,302,994         14,965,096         16,906,111         39,857,034
  Transfers between funds .................        (1,554,224)           153,519         (1,958,034)        14,551,568
  Redemptions .............................        (1,409,345)          (305,803)       (16,677,272)       (19,610,863)
  Annuity benefits ........................                --                 --             (7,919)            (4,243)
  Annual contract maintenance charges
    (note 2) ..............................                --                 --            (10,834)           (10,949)
  Contingent deferred sales charges
    (note 2) ..............................           (40,277)            (6,927)          (350,730)          (449,218)
  Adjustments to maintain reserves ........            (8,308)              (142)            (8,924)           (15,989)
                                              ---------------    ---------------    ---------------    ---------------
      Net equity transactions .............         9,290,840         14,805,743         (2,107,602)        34,317,340
                                              ---------------    ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....         6,994,083         14,198,053        (27,291,375)        13,729,566
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................        14,198,053                 --        183,673,478        169,943,912
                                              ---------------    ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $    21,192,136         14,198,053        156,382,103        183,673,478
                                              ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units .........................         1,456,071                 --         12,597,943         10,298,457
                                              ---------------    ---------------    ---------------    ---------------
  Units purchased .........................         1,271,171          1,485,229             23,034          4,507,732
  Units redeemed ..........................          (206,647)           (29,158)            (7,923)        (2,208,246)
                                              ---------------    ---------------    ---------------    ---------------
  Ending units ............................         2,520,595          1,456,071         12,613,054         12,597,943
                                              ===============    ===============    ===============    ===============

                                                          FIDVIPIGBD                            FIDVIPAGGRS
                                              ----------------------------------    ----------------------------------
                                                   2001               2000               2001               2000
                                              ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income ...................         2,886,704          3,632,524             (2,296)                --
  Realized gain (loss) on investments .....           406,988           (167,621)           (45,906)                --
  Change in unrealized gain (loss)
    on investments ........................         2,220,523          2,694,015              5,464                 --
  Reinvested capital gains ................                --                 --                 --                 --
                                              ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................         5,514,215          6,158,918            (42,738)                --
                                              ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        12,250,100         10,084,426             53,792                 --
  Transfers between funds .................        19,940,300         (1,306,791)           316,006                 --
  Redemptions .............................       (11,980,463)        (9,400,922)           (12,641)                --
  Annuity benefits ........................           (39,211)           (30,090)                --                 --
  Annual contract maintenance charges
    (note 2) ..............................            (3,459)            (2,421)                --                 --
  Contingent deferred sales charges
    (note 2) ..............................          (199,853)          (181,027)              (241)                --
  Adjustments to maintain reserves ........             8,279            (25,650)             2,610                 --
                                              ---------------    ---------------    ---------------    ---------------
      Net equity transactions .............        19,975,693           (862,475)           359,526                 --
                                              ---------------    ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        25,489,908          5,296,443            316,788                 --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................        71,427,689         66,131,246                 --                 --
                                              ---------------    ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....        96,917,597         71,427,689            316,788                 --
                                              ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units .........................         5,949,869          6,002,358                 --                 --
                                              ---------------    ---------------    ---------------    ---------------
  Units purchased .........................         2,079,331          2,024,675             35,694                 --
  Units redeemed ..........................          (443,654)        (2,077,164)            (1,142)                --
                                              ---------------    ---------------    ---------------    ---------------
  Ending units ............................         7,585,546          5,949,869             34,552                 --
                                              ===============    ===============    ===============    ===============

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                          FIDVIPAGGR2                            FIDVIPBAL
                                              ----------------------------------    ----------------------------------
                                                   2001               2000               2001               2000
                                              ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $        (7,400)                --          2,493,521          2,637,465
  Realized gain (loss) on investments .....           (43,122)                --          3,722,278         10,299,567
  Change in unrealized gain (loss)
    on investments ........................           (19,151)                --         (9,567,175)       (23,983,666)
  Reinvested capital gains ................                --                 --                 --          3,690,760
                                              ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................           (69,673)                --         (3,351,376)        (7,355,874)
                                              ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................         1,385,830                 --            979,948          2,512,858
  Transfers between funds .................            79,719                 --           (607,468)       (14,296,716)
  Redemptions .............................           (40,175)                --        (16,802,641)       (24,935,631)
  Annuity benefits ........................                --                 --            (29,873)           (17,194)
  Annual contract maintenance charges
    (note 2) ..............................                --                 --            (12,744)           (13,649)
  Contingent deferred sales charges
    (note 2) ..............................              (503)                --           (229,893)          (434,430)
  Adjustments to maintain reserves ........              (242)                --             12,471            (54,768)
                                              ---------------    ---------------    ---------------    ---------------
      Net equity transactions .............         1,424,629                 --        (16,690,200)       (37,239,530)
                                              ---------------    ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....         1,354,956                 --        (20,041,576)       (44,595,404)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................                --                 --        108,733,961        153,329,365
                                              ---------------    ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $     1,354,956                 --         88,692,385        108,733,961
                                              ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units .........................                --                 --          6,578,862          8,763,241
                                              ---------------    ---------------    ---------------    ---------------
  Units purchased .........................           152,893                 --             62,754            351,259
  Units redeemed ..........................            (3,973)                --         (1,114,914)        (2,535,638)
                                              ---------------    ---------------    ---------------    ---------------
  Ending units ............................           148,920                 --          5,526,702          6,578,862
                                              ===============    ===============    ===============    ===============

                                                           FIDVIPBALS                           FIDVIPBAL2
                                              ----------------------------------    ----------------------------------
                                                   2001               2000               2001               2000
                                              ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income ...................           640,392            525,628             76,019            (16,082)
  Realized gain (loss) on investments .....          (956,923)           (71,879)           (23,306)               316
  Change in unrealized gain (loss)
    on investments ........................          (399,855)        (2,548,359)          (193,169)          (143,425)
  Reinvested capital gains ................                --            670,396                 --                 --
                                              ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................          (716,386)        (1,424,214)          (140,456)          (159,191)
                                              ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................           372,062          5,650,356          7,600,648          4,536,523
  Transfers between funds .................           503,131         (3,486,496)           (16,924)            43,814
  Redemptions .............................        (2,690,391)        (1,766,264)          (556,384)           (55,282)
  Annuity benefits ........................                --                 --                 --                 --
  Annual contract maintenance charges
    (note 2) ..............................                --                 --                 --                 --
  Contingent deferred sales charges
    (note 2) ..............................           (44,234)           (45,377)           (11,347)              (168)
  Adjustments to maintain reserves ........              (371)                61             (1,838)               (54)
                                              ---------------    ---------------    ---------------    ---------------
      Net equity transactions .............        (1,859,803)           352,280          7,014,155          4,524,833
                                              ---------------    ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        (2,576,189)        (1,071,934)         6,873,699          4,365,642
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................        25,544,792         26,616,726          4,365,642                 --
                                              ---------------    ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....        22,968,603         25,544,792         11,239,341          4,365,642
                                              ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units .........................         2,312,257          2,274,717            465,235                 --
                                              ---------------    ---------------    ---------------    ---------------
  Units purchased .........................            85,293            619,852            828,892            470,836
  Units redeemed ..........................          (262,196)          (582,312)           (54,327)            (5,601)
                                              ---------------    ---------------    ---------------    ---------------
  Ending units ............................         2,135,354          2,312,257          1,239,800            465,235
                                              ===============    ===============    ===============    ===============


                                                                     (Continued)

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                          FIDVIPDYCAPS                         FIDVIPDYCAP2
                                              ----------------------------------    ----------------------------------
                                                   2001               2000               2001               2000
                                              ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $        (5,773)              (862)           (26,118)            (1,692)
  Realized gain (loss) on investments .....          (231,587)           (19,559)          (209,810)               (76)
  Change in unrealized gain (loss)
    on investments ........................            31,280            (47,105)          (386,647)           (60,211)
  Reinvested capital gains ................                --                 --                 --                 --
                                              ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................          (206,080)           (67,526)          (622,575)           (61,979)
                                              ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................            92,436             42,146          2,494,183          1,124,703
  Transfers between funds .................           365,501            576,288            (74,321)           146,390
  Redemptions .............................           (25,905)            (1,893)          (153,293)            (7,913)
  Annuity benefits ........................                --                 --                 --                 --
  Annual contract maintenance charges
    (note 2) ..............................                --                 --                 --                 --
  Contingent deferred sales charges
    (note 2) ..............................              (738)                --             (3,303)                --
  Adjustments to maintain reserves ........              (118)            (1,348)            (3,203)               (51)
                                              ---------------    ---------------    ---------------    ---------------
      Net equity transactions .............           431,176            615,193          2,260,063          1,263,129
                                              ---------------    ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....           225,096            547,667          1,637,488          1,201,150
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................           547,667                 --          1,201,150                 --
                                              ---------------    ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $       772,763            547,667          2,838,638          1,201,150
                                              ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units .........................            62,830                 --            140,557                 --
                                              ---------------    ---------------    ---------------    ---------------
  Units purchased .........................            65,859             65,531            355,769            141,539
  Units redeemed ..........................            (3,347)            (2,701)           (27,456)              (982)
                                              ---------------    ---------------    ---------------    ---------------
  Ending units ............................           125,342             62,830            468,870            140,557
                                              ===============    ===============    ===============    ===============

                                                          FIDVIPGRIN                           FIDVIPGRINS
                                              ----------------------------------    ----------------------------------
                                                   2001               2000               2001               2000
                                              ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income ...................            19,520           (139,163)           198,481             45,177
  Realized gain (loss) on investments .....           543,315          4,115,581           (736,088)           504,826
  Change in unrealized gain (loss)
    on investments ........................        (9,353,411)       (12,661,512)        (8,271,856)        (7,738,050)
  Reinvested capital gains ................         2,462,028          5,191,956          2,533,361          4,449,952
                                              ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................        (6,328,548)        (3,493,138)        (6,276,102)        (2,738,095)
                                              ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................           956,093          4,483,404            787,147         15,395,920
  Transfers between funds .................          (297,423)           (22,160)        (2,591,480)        (3,922,403)
  Redemptions .............................        (7,860,246)       (11,963,178)        (4,647,139)        (4,372,942)
  Annuity benefits ........................           (11,644)            (2,584)                --                 --
  Annual contract maintenance charges
    (note 2) ..............................            (7,106)            (7,336)                --                 --
  Contingent deferred sales charges
    (note 2) ..............................          (148,343)          (265,556)          (110,478)          (126,043)
  Adjustments to maintain reserves ........             3,196            (31,172)            (1,386)             2,507
                                              ---------------    ---------------    ---------------    ---------------
      Net equity transactions .............        (7,365,473)        (7,808,582)        (6,563,336)         6,977,039
                                              ---------------    ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....       (13,694,021)       (11,301,720)       (12,839,438)         4,238,944
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................        61,981,288         73,283,008         63,285,340         59,046,396
                                              ---------------    ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....        48,287,267         61,981,288         50,445,902         63,285,340
                                              ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units .........................         3,868,257          4,343,583          5,015,994          4,429,384
                                              ---------------    ---------------    ---------------    ---------------
  Units purchased .........................            68,786          1,057,534             71,330          1,763,192
  Units redeemed ..........................          (586,899)        (1,532,860)          (655,956)        (1,176,582)
                                              ---------------    ---------------    ---------------    ---------------
  Ending units ............................         3,350,144          3,868,257          4,431,368          5,015,994
                                              ===============    ===============    ===============    ===============

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                         FIDVIPGRIN2                            FIDVIPGROP
                                              ----------------------------------    ----------------------------------
                                                   2001               2000               2001               2000
                                              ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $       (35,650)           (47,549)        (3,017,919)           589,003
  Realized gain (loss) on investments .....           (85,610)               856          9,876,057         74,565,709
  Change in unrealized gain (loss)
    on investments ........................        (1,836,360)          (251,948)       (67,440,840)      (219,584,853)
  Reinvested capital gains ................           516,009                 --                 --         41,011,135
                                              ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................        (1,441,611)          (298,641)       (60,582,702)      (103,419,006)
                                              ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................         9,582,181         11,858,503          3,580,556          9,595,853
  Transfers between funds .................          (485,937)           174,142        (36,146,005)      (109,243,976)
  Redemptions .............................        (1,018,180)          (234,001)       (54,231,792)       (96,928,843)
  Annuity benefits ........................                --                 --            (14,780)           (19,161)
  Annual contract maintenance charges
    (note 2) ..............................                --                 --            (58,454)           (73,025)
  Contingent deferred sales charges
    (note 2) ..............................           (29,893)            (3,625)          (824,396)        (1,827,251)
  Adjustments to maintain reserves ........            (5,337)               (36)             2,396            (13,695)
                                              ---------------    ---------------    ---------------    ---------------
      Net equity transactions .............         8,042,834         11,794,983        (87,692,475)      (198,510,098)
                                              ---------------    ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....         6,601,223         11,496,342       (148,275,177)      (301,929,104)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................        11,496,342                 --        405,690,930        707,620,034
                                              ---------------    ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $    18,097,565         11,496,342        257,415,753        405,690,930
                                              ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units .........................         1,190,510                 --         20,319,672         28,962,630
                                              ---------------    ---------------    ---------------    ---------------
  Units purchased .........................         1,016,871          1,213,547            207,395            955,551
  Units redeemed ..........................          (121,481)           (23,037)        (5,234,922)        (9,598,509)
                                              ---------------    ---------------    ---------------    ---------------
  Ending units ............................         2,085,900          1,190,510         15,292,145         20,319,672
                                              ===============    ===============    ===============    ===============

                                                         FIDVIPGROPS                           FIDVIPGROP2
                                              ----------------------------------    ----------------------------------
                                                   2001               2000               2001               2000
                                              ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income ...................          (481,007)           251,414           (100,691)           (39,824)
  Realized gain (loss) on investments .....        (4,525,623)           (58,368)          (262,180)                 1
  Change in unrealized gain (loss)
    on investments ........................        (7,602,884)       (25,908,804)        (1,491,103)        (1,082,761)
  Reinvested capital gains ................                --          6,544,946                 --                 --
                                              ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................       (12,609,514)       (19,170,812)        (1,853,974)        (1,122,584)
                                              ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................           669,115         22,976,314          5,538,888         10,645,203
  Transfers between funds .................        (8,752,780)       (16,139,480)          (813,323)           181,118
  Redemptions .............................        (6,461,740)        (6,057,107)          (698,353)          (202,101)
  Annuity benefits ........................                --                 --                 --                 --
  Annual contract maintenance charges
    (note 2) ..............................                --                 --                 --                 --
  Contingent deferred sales charges
    (note 2) ..............................          (175,602)          (158,673)           (13,377)            (2,320)
  Adjustments to maintain reserves ........            (6,982)             3,024             (7,217)              (257)
                                              ---------------    ---------------    ---------------    ---------------
      Net equity transactions .............       (14,727,989)           624,078          4,006,618         10,621,643
                                              ---------------    ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....       (27,337,503)       (18,546,734)         2,152,644          9,499,059
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................        85,665,568        104,212,302          9,499,059                 --
                                              ---------------    ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....        58,328,065         85,665,568         11,651,703          9,499,059
                                              ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units .........................         8,553,468          8,482,050          1,140,517                 --
                                              ---------------    ---------------    ---------------    ---------------
  Units purchased .........................            76,980          2,432,533            635,059          1,161,766
  Units redeemed ..........................        (1,750,384)        (2,361,115)          (112,121)           (21,249)
                                              ---------------    ---------------    ---------------    ---------------
  Ending units ............................         6,880,064          8,553,468          1,663,455          1,140,517
                                              ===============    ===============    ===============    ===============


                                                                     (Continued)

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                          FIDVIPMCAP                            FIDVIPMCAPS
                                              ----------------------------------     ----------------------------------
                                                   2001               2000                2001               2000
                                              ---------------    ---------------     ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $       (37,939)           (12,709)           (253,716)          (100,694)
  Realized gain (loss) on investments .....           (30,532)           135,623            (253,940)         2,410,805
  Change in unrealized gain (loss)
    on investments ........................           (76,574)           168,916            (991,419)           972,458
  Reinvested capital gains ................                --              1,834                  --             22,901
                                              ---------------    ---------------     ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................          (145,045)           293,664          (1,499,075)         3,305,470
                                              ---------------    ---------------     ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................           196,279            341,203             328,578          5,793,790
  Transfers between funds .................           243,798          2,307,533            (365,518)        16,011,152
  Redemptions .............................          (382,460)          (202,961)         (1,860,284)        (1,325,919)
  Annuity benefits ........................                --                 --                  --                 --
  Annual contract maintenance charges
    (note 2) ..............................            (4,064)            (2,077)                 --                 --
  Contingent deferred sales charges
    (note 2) ..............................            (9,580)            (4,467)            (34,927)           (31,817)
  Adjustments to maintain reserves ........               (86)               (45)             (1,449)            10,618
                                              ---------------    ---------------     ---------------    ---------------
      Net equity transactions .............            43,887          2,439,186          (1,933,600)        20,457,824
                                              ---------------    ---------------     ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....          (101,158)         2,732,850          (3,432,675)        23,763,294
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................         3,002,511            269,661          28,051,236          4,287,942
                                              ---------------    ---------------     ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $     2,901,353          3,002,511          24,618,561         28,051,236
                                              ===============    ===============     ===============    ===============

CHANGES IN UNITS:
  Beginning units .........................           155,783             18,465           1,451,678            293,081
                                              ---------------    ---------------     ---------------    ---------------
  Units purchased .........................             2,646            180,404              20,777          2,079,195
  Units redeemed ..........................              (840)           (43,086)           (140,742)          (920,598)
                                              ---------------    ---------------     ---------------    ---------------
  Ending units ............................           157,589            155,783           1,331,713          1,451,678
                                              ===============    ===============     ===============    ===============

                                                         FIDVIPMCAP2
                                              ----------------------------------
                                                   2001               2000
                                              ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income ...................          (260,350)            (9,318)
  Realized gain (loss) on investments .....            56,785             15,206
  Change in unrealized gain (loss)
    on investments ........................            (5,543)           658,260
  Reinvested capital gains ................                --                 --
                                              ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................          (209,108)           664,148
                                              ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        15,692,738         12,973,170
  Transfers between funds .................        (1,252,233)           554,413
  Redemptions .............................        (1,426,395)          (248,058)
  Annuity benefits ........................                --                 --
  Annual contract maintenance charges
    (note 2) ..............................                --                 --
  Contingent deferred sales charges
    (note 2) ..............................           (30,786)            (4,107)
  Adjustments to maintain reserves ........            (1,121)             1,249
                                              ---------------    ---------------
    Net equity transactions ...............        12,982,203         13,276,667
                                              ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        12,773,095         13,940,815
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................        13,940,815                 --
                                              ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....        26,713,910         13,940,815
                                              ===============    ===============

CHANGES IN UNITS:
  Beginning units .........................           972,594                 --
                                              ---------------    ---------------
  Units purchased .........................         1,180,089            990,842
  Units redeemed ..........................          (150,167)           (18,248)
                                              ---------------    ---------------
  Ending units ............................         2,002,516            972,594
                                              ===============    ===============


See accompanying notes to financial statements.

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2001 AND 2000


(1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      (a)   Organization and Nature of Operations

            Nationwide Fidelity Advisor Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 22, 1994. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

            The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Fidelity(R) Investments.

      (b)   The Contracts

            Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

            With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following:

                  Funds available in the Fidelity(R) Advisor Classic and Select
                  Products:

                  Portfolios of the Fidelity(R) Variable Insurance Products Fund
                    (Fidelity VIP);
                        Fidelity(R) VIP - Equity-Income Portfolio: Initial Class
                            (FidVIPEI)
                        Fidelity(R) VIP - Growth Portfolio: Initial Class
                            (FidVIPGr)
                        Fidelity(R) VIP - High Income Portfolio: Initial Class
                            (FidVIPHI)
                        Fidelity(R) VIP - Money Market Portfolio: Initial Class
                            (FidVIPMMkt)
                            (also available in the Fidelity Advisor Generations
                              product)
                        Fidelity(R) VIP - Overseas Portfolio: Initial Class
                            (FidVIPOv)

                  Portfolios of the Fidelity(R) Variable Insurance Products Fund
                    II (Fidelity VIP-II);
                        Fidelity(R) VIP-II - Asset Manager Portfolio: Initial
                            Class (FidVIPAM)
                        Fidelity(R) VIP-II - Asset Manager: Growth Portfolio:
                            Initial Class (FidVIPAMGr)
                        Fidelity(R) VIP-II - Contrafund Portfolio: Initial Class
                            (FidVIPCon)
                        Fidelity(R) VIP-II - Index 500 Portfolio: Initial Class
                            (FidVIPI500)
                            (also available in the Fidelity Advisor Generations
                              product)
                        Fidelity(R) VIP-II - Investment Grade Bond Portfolio:
                            Initial Class (FidVIPIGBd)
                            (also available in the Fidelity Advisor Generations
                              Annuity product)

                  Portfolios of the Fidelity(R) Variable Insurance Products Fund
                    III (Fidelity VIP-III);
                        Fidelity(R) VIP-III - Balanced Portfolio: Initial Class
                            (FidVIPBal)
                        Fidelity(R) VIP-III - Growth & Income Portfolio: Initial
                            Class (FidVIPGrIn)
                        Fidelity(R) VIP-III - Growth Opportunities Portfolio:
                            Initial Class (FidVIPGrOp)
                        Fidelity(R) VIP-III - Mid Cap Portfolio: Initial Class
                            (FidVIPMCap)

                  Funds available in the Fidelity(R) Advisor Generations
                    product:

                  Portfolios of the Fidelity(R) Variable Insurance Products Fund
                    (Fidelity VIP);
                        Fidelity(R) VIP - Equity-Income Portfolio: Service Class
                            (FidVIPEIS)
                        Fidelity(R) VIP - Growth Portfolio: Service Class
                            (FidVIPGrS)
                        Fidelity(R) VIP - High Income Portfolio: Service Class
                            (FidVIPHIS)
                        Fidelity(R) VIP - Overseas Portfolio: Service Class
                            (FidVIPOvS)
                        Fidelity(R) VIP - Value Portfolio: Service Class
                            (FidVIPVIS)


                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                  Portfolios of the Fidelity(R) Variable Insurance Products Fund
                    II (Fidelity VIP-II);
                        Fidelity(R) VIP-II - Asset Manager Portfolio: Service
                            Class (FidVIPAMS)
                        Fidelity(R) VIP-II - Asset Manager: Growth Portfolio:
                            Service Class (FidVIPAMGrS)
                        Fidelity(R) VIP-II - Contrafund Portfolio: Service Class
                            (FidVIPConS)

                  Portfolios of the Fidelity(R) Variable Insurance Products Fund
                    III (Fidelity VIP-III);
                        Fidelity(R) VIP-III - Aggressive Growth Portfolio:
                            Service Class (FidVIPAgGrS)
                        Fidelity(R) VIP-III - Balanced Portfolio: Service Class
                            (FidVIPBalS)
                        Fidelity(R) VIP-III - Dynamic Capital Appreciation Fund:
                            Service Class (FidVIPDyCapS)
                        Fidelity(R) VIP-III - Growth & Income Portfolio: Service
                            Class (FidVIPGrInS)
                        Fidelity(R) VIP-III - Growth Opportunities Portfolio:
                            Service Class (FidVIPGrOpS)
                        Fidelity(R) VIP-III - Mid Cap Portfolio: Service Class
                            (FidVIPMCapS)

                  Portfolios of the Fidelity(R) Variable Insurance Products Fund
                    (Fidelity VIP);
                        Fidelity(R) VIP - Equity-Income Portfolio: Service Class
                            2 (FidVIPEI2)
                        Fidelity(R) VIP - Growth Portfolio: Service Class 2
                            (FidVIPGr2)
                        Fidelity(R) VIP - High Income Portfolio: Service Class 2
                            (FidVIPHI2)
                        Fidelity(R) VIP - Overseas Portfolio: Service Class 2
                            (FidVIPOv2)
                        Fidelity(R) VIP - Value Portfolio: Service Class 2
                            (FidVIPVI2)

                  Portfolios of the Fidelity(R) Variable Insurance Products Fund
                    II (Fidelity VIP-II);
                        Fidelity(R) VIP-II - Asset Manager Portfolio: Service
                            Class 2 (FidVIPAM2)
                        Fidelity(R) VIP-II - Asset Manager: Growth Portfolio:
                            Service Class 2 (FidVIPAMGr2)
                        Fidelity(R) VIP-II - Contrafund Portfolio: Service Class
                            2 (FidVIPCon2)

                  Portfolios of the Fidelity(R) Variable Insurance Products Fund
                    III (Fidelity VIP-III);
                        Fidelity(R) VIP-III - Aggressive Growth Portfolio:
                            Service Class 2 (FidVIPAgGr2)
                        Fidelity(R) VIP-III - Balanced Portfolio: Service Class
                            2 (FidVIPBal2)
                        Fidelity(R) VIP-III - Dynamic Capital Appreciation Fund:
                            Service Class 2 (FidVIPDyCap2)
                        Fidelity(R) VIP-III - Growth & Income Portfolio: Service
                            Class 2 (FidVIPGrIn2)
                        Fidelity(R) VIP-III - Growth Opportunities Portfolio:
                            Service Class 2 (FidVIPGrOp2)
                        Fidelity(R) VIP-III - Mid Cap Portfolio: Service Class 2
                            (FidVIPMCap2)

The fund order is shown alphabetically on the financial statements and schedules, which differs from the above presentation.

At December 31, 2001, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note
2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

      (c)   Security Valuation, Transactions and Related Investment Income

            The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2001. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

      (d)   Federal Income Taxes

            Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

            The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

      (e)   Use of Estimates in the Preparation of Financial Statements

            The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      (f)   Calculation of Annuity Reserves

            Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)   EXPENSES

      The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge, not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

      The Company may deduct an annual contract maintenance charge of up to $30, dependent on contract type and issue date, which is satisfied by surrendering units.

      The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Rider table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level rider options available to contract holders. The rider options and related charges are described in more detail in the applicable product prospectus.

      For contracts with the Extra Value (EV) option, the Company contributed approximately $1 and $1.8 million to the Account in the form of bonus credits for the years ended December 31, 2001 and 2000, respectively.


                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                                                   FIDELITY     FIDELITY    FIDELITY
               NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT RIDERS                                  CLASSIC   GENERATIONS    SELECT
                                                                                                   --------   -----------   --------
MORTALITY AND EXPENSE RISK - BASIC                                                                    1.25%         0.95%     1.25%

REDUCED PURCHASE PAYMENT OPTION:                                                                        --          0.25%       --
        Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.

CDSC OPTIONS:
      Five Year CDSC                                                                                    --          0.15%       --

CDSC WAIVER OPTIONS:
      Additional (5%) Withdrawal without Charge and Disability                                          --          0.10%       --
        In addition to standard 10% CDSC-free withdrawal privilege.
      10 Year and Disability Waiver for Tax Sheltered Annuities                                         --          0.05%       --
        CDSC waived if (i) contract owner has owned contract for 10 years and
        (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
      Hardship Waiver for Tax Sheltered Annuities                                                       --          0.15%       --
        CDSC waived if contract owner experiences hardship (defined under IRC
        Section 401(k)).

DEATH BENEFIT OPTIONS:
      One-Year (or Anniversary) Enhanced (for contracts issued on or after 1-2-01)                      --          0.15%       --
        If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
      Greater of One-Year (or Anniversary) or 5% Enhanced (for contracts issued
            on or after 1-2-01)                                                                         --          0.20%       --
        If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders, (iii) highest contract value before 86th birthday less surrenders or (iv) the 5% interest anniversary value.
      One-Year Step Up (for contracts issued prior to 1-2-01)                                           --          0.05%     0.05%
        If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
      5% Enhanced (for contracts issued prior to 1-2-01)                                                --          0.10%     0.10%
        If death before annuitization, benefit will be greater of (i) contract value or (ii) total of all purchase payments less surrenders with 5%
        simple interest from purchase to most recent contract anniversary prior to annuitant's 86th birthday.

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS:
      Option 1                                                                                          --          0.45%       --
      Option 2                                                                                          --          0.30%       --
        Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.

EXTRA VALUE OPTION (EV):                                                                                --          0.45%       --
        Fee assessed to allocations to fixed account or guaranteed term options for first seven contract years in exchange for application of 3% credit of purchase payments made during first 12 months contract is in force.

BENEFICIARY PROTECTOR OPTION:                                                                           --          0.40%       --
        Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.

MAXIMUM VARIABLE ACCOUNT CHARGES*                                                                     1.25%         3.15%     1.55%+

*     When maximum options are elected.

+     Includes 0.15% contract administrative charge.

The following table provides mortality and expense risk charges by asset fee rates for the year ended December 31, 2001. The stated contract expense rates designated EV below do not include the 45 basis point extra value expense charge (however, this change is appropriately included in the amounts disclosed).

                         TOTAL      FIDVIPEI     FIDVIPEIS     FIDVIPEI2      FIDVIPGR
                   -----------   -----------   -----------   -----------   -----------
0.95% ..........   $ 2,876,194            --       205,852        35,251            --
1.00% ..........     2,505,101            --       184,850        17,660            --
1.05% ..........       522,821            --        43,378         3,727            --
1.10% ..........       220,726            --         3,975        15,968            --
1.15% ..........        62,354            --           704         3,532            --
1.20% ..........        40,758            --           566         1,676            --
1.25% ..........        31,565            --           373         2,723            --
1.30% ..........     1,314,887        60,310           112            61       149,801
1.35% ..........         4,559            --            --           395            --
1.40% ..........    13,639,733       822,814           773         1,726     1,563,668
1.45% ..........       364,518        30,088         4,707           322        77,438
1.50% ..........       126,616        12,868            74         2,424        16,093
1.55% ..........         6,489            --            --           759            --
1.60% ..........         4,896            --            --           135            --
1.65% ..........         6,492            --            --         1,045            --
1.70% ..........         2,926            --            --             1            --
1.75% ..........         5,089            --            --         1,283            --
1.80% ..........           466            --            --           102            --
1.85% ..........           230            --            --            33            --
1.95% ..........            87            --            --             7            --
2.05% ..........           116            --            --            21            --
0.95% EV .......       439,532            --         3,091        26,128            --
1.00% EV .......       683,126            --         1,215        42,419            --
1.05% EV .......        55,368            --            52         7,753            --
1.10% EV .......       205,573            --            --        23,126            --
1.15% EV .......        98,470            --            --         4,964            --
1.20% EV .......        28,178            --            --         2,108            --
1.25% EV .......        27,688            --            --         3,352            --
1.30% EV .......        14,603            --            --           182            --
1.35% EV .......         1,659            --            --           137            --
1.40% EV .......         1,447            --            --            49            --
1.45% EV .......         4,807            --            --           347            --
1.50% EV .......         1,090            --            --             8            --
1.55% EV .......         1,566            --            --            88            --
1.60% EV .......           450            --            --            --            --
1.65% EV .......         3,772            --            --           545            --
1.80% EV .......            44            --            --             4            --
                   -----------   -----------   -----------   -----------   -----------
    Total ......   $23,303,996       926,080       449,722       200,061     1,807,000
                   ===========   ===========   ===========   ===========   ===========

                     FIDVIPGRS     FIDVIPGR2      FIDVIPHI     FIDVIPHIS     FIDVIPHI2
                   -----------   -----------   -----------   -----------   -----------
0.95% ..........   $   400,687        79,564            --       140,079        13,354
1.00% ..........       385,861        45,911            --        98,293        10,851
1.05% ..........        73,863         4,877            --        24,046         1,096
1.10% ..........         7,495        29,721            --         1,877         9,151
1.15% ..........         8,011         6,190            --         1,028         1,813
1.20% ..........         1,981         3,780            --           410         1,473
1.25% ..........         1,407         3,957            --           202           333
1.30% ..........           366           179        56,317            --           102
1.35% ..........            72           851            --            --            75
1.40% ..........         1,690         2,697       861,648           104           364
1.45% ..........         1,504         2,718        17,224         2,445           102


                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

Continued            FIDVIPGRS     FIDVIPGR2      FIDVIPHI     FIDVIPHIS     FIDVIPHI2
                   -----------   -----------   -----------   -----------   -----------
1.50% ..........           893         1,539         6,927           341           795
1.55% ..........            --         1,287            --            --           148
1.60% ..........         1,327           122            --            --            66
1.65% ..........           181         1,358            --            --           539
1.70% ..........            --           734            --            --            --
1.75% ..........            --         1,200            --            --            93
1.80% ..........            --           112            --            --            --
1.85% ..........            --            17            --            --            22
1.95% ..........            --            16            --            --            --
2.05% ..........            --            21            --            --            --
0.95% EV .......         5,452        58,950            --         3,248        13,121
1.00% EV .......        18,487        98,785            --         2,274        21,010
1.05% EV .......            84         7,736            --            34         2,912
1.10% EV .......           505        35,087            --            --         6,863
1.15% EV .......           792        16,387            --            --         4,236
1.20% EV .......           197         3,655            --            --         1,343
1.25% EV .......           178         4,835            --            --           685
1.30% EV .......           161           513            --            --            --
1.35% EV .......            --           285            --            --            23
1.40% EV .......            --            14            --            --            13
1.45% EV .......            --           787            --            --           633
1.50% EV .......            --           561            --            --            --
1.55% EV .......            --           369            --            --             6
1.65% EV .......            --            --            --            --           364
1.80% EV .......            --             9            --            --             5
                   -----------   -----------   -----------   -----------   -----------
    Total ......   $   911,194       414,824       942,116       274,381        91,591
                   ===========   ===========   ===========   ===========   ===========

                    FIDVIPMMKT      FIDVIPOV     FIDVIPOVS     FIDVIPOV2     FIDVIPVLS
                   -----------   -----------   -----------   -----------   -----------
0.95% ..........   $   116,963            --        92,822        16,118           349
1.00% ..........       112,861            --        72,616        13,098         1,282
1.05% ..........        27,001            --        16,696           920            19
1.10% ..........         5,907            --         2,204         6,940           160
1.15% ..........           518            --           422           629            --
1.20% ..........         3,677            --           583         1,091            --
1.25% ..........           987            --           449           370            --
1.30% ..........        53,375        77,683            17           104            --
1.35% ..........             2            --            --            58            --
1.40% ..........       690,990       782,057           450           709            --
1.45% ..........        23,294        11,018           907            89            --
1.50% ..........         7,058         3,808            55           609            --
1.55% ..........            --            --            --           304            --
1.60% ..........            99            --         1,135             2            --
1.65% ..........            23            --            --           300            --
1.70% ..........            --            --            --           140            --
1.75% ..........           540            --            --            31            --
1.80% ..........            --            --            --             6            --
1.85% ..........            --            --            --             8            --
1.95% ..........            --            --            --            11            --
0.95% EV .......        30,667            --         3,458        22,725           110
1.00% EV .......        27,098            --         7,768        34,920            --
1.05% EV .......         8,804            --            80         2,295            --
1.10% EV .......        13,862            --           350         6,722            --

Continued           FIDVIPMMKT      FIDVIPOV     FIDVIPOVS     FIDVIPOV2     FIDVIPVLS
                   -----------   -----------   -----------   -----------   -----------
1.15% EV .......        11,315            --           770         3,925            --
1.20% EV .......         4,096            --            --           915            --
1.25% EV .......         3,678            --            --           546            --
1.30% EV .......        11,439            --           165           135            --
1.35% EV .......            30            --            --           204            --
1.40% EV .......           266            --            --            --            --
1.45% EV .......           378            --            --           343            --
1.50% EV .......           187            --            --             2            --
1.55% EV .......            --            --            --            24            --
1.65% EV .......            --            --            --           179            --
1.80% EV .......            --            --            --             4            --
                   -----------   -----------   -----------   -----------   -----------
    Total ......   $ 1,155,115       874,566       200,947       114,476         1,920
                   ===========   ===========   ===========   ===========   ===========

                     FIDVIPVL2      FIDVIPAM     FIDVIPAMS     FIDVIPAM2    FIDVIPAMGR
                   -----------   -----------   -----------   -----------   -----------
0.95% ..........   $       496            --        49,592         6,460            --
1.00% ..........            15            --        43,908         6,692            --
1.05% ..........             8            --        12,988            56            --
1.10% ..........           215            --            --         7,228            --
1.15% ..........           831            --             5         1,746            --
1.20% ..........             8            --           277         1,013            --
1.25% ..........            --            --           360           939            --
1.30% ..........            --        10,766            --            83         9,542
1.35% ..........            11            --            --           146            --
1.40% ..........           118       188,150            --           376       140,777
1.45% ..........            --         8,601            --           826         3,892
1.50% ..........            --         2,697            66           608         1,523
1.55% ..........            --            --            --           164            --
1.60% ..........            --            --            --             6            --
1.65% ..........            --            --            --            24            --
1.75% ..........            --            --            --           800            --
1.85% ..........            --            --            --            17            --
1.95% ..........             3            --            --            --            --
2.05% ..........            --            --            --            31            --
0.95% EV .......           485            --           417        11,356            --
1.00% EV .......           280            --         2,822        12,237            --
1.05% EV .......           288            --            --         2,129            --
1.10% EV .......         1,211            --            --         4,845            --
1.15% EV .......            40            --            --         3,134            --
1.20% EV .......             2            --            --           159            --
1.25% EV .......            --            --            --         2,161            --
1.35% EV .......             2            --            --            --            --
1.40% EV .......             1            --            --           239            --
1.45% EV .......            14            --            --             9            --
1.50% EV .......            --            --            --           292            --
                   -----------   -----------   -----------   -----------   -----------
    Total ......   $     4,028       210,214       110,435        63,776       155,734
                   ===========   ===========   ===========   ===========   ===========

                   FIDVIPAMGRS   FIDVIPAMGR2     FIDVIPCON    FIDVIPCONS    FIDVIPCON2
                   -----------   -----------   -----------   -----------   -----------
0.95% ..........   $    29,831         8,737            --       241,901        39,305
1.00% ..........        32,494         1,486            --       229,723        30,194
1.05% ..........         8,404         1,037            --        51,006         2,758
1.10% ..........           484         2,953            --         3,211        12,309
1.15% ..........            --           296            --         5,954         2,080
1.20% ..........           422           575            --         1,348         2,820


                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

Continued          FIDVIPAMGRS   FIDVIPAMGR2     FIDVIPCON    FIDVIPCONS    FIDVIPCON2
                   -----------   -----------   -----------   -----------   -----------
1.25% ..........            16           131            --           785         2,193
1.30% ..........            41             1       121,713           172           312
1.35% ..........            --            42            --            66           255
1.40% ..........           259           155     1,289,013           926         1,697
1.45% ..........            --           468        41,567           933         1,101
1.50% ..........            58           570         7,766           618           902
1.55% ..........            --             8            --            --           853
1.60% ..........            --             1            --         1,425            80
1.65% ..........            --           172            --           207           457
1.70% ..........            --            --            --            --           380
1.75% ..........            --            --            --            --           117
1.80% ..........            --            --            --            --            15
1.85% ..........            --            16            --            42            --
1.95% ..........            --            --            --            --            24
0.95% EV .......           608         8,331            --         3,378        30,503
1.00% EV .......            --        20,635            --        12,529        59,534
1.05% EV .......            --         1,102            --            76         4,311
1.10% EV .......            --         4,278            --           572        14,034
1.15% EV .......            --         3,781            --            --        13,194
1.20% EV .......            91            95            --            82         1,918
1.25% EV .......            --           339            --            --         2,075
1.30% EV .......            --            40            --            --           333
1.35% EV .......            --            --            --            --           184
1.40% EV .......            --            --            --            --            10
1.45% EV .......            --            --            --            --           336
1.50% EV .......            --            --            --            --             2
1.55% EV .......            --             6            --            --           185
1.65% EV .......            --            --            --            --           390
                   -----------   -----------   -----------   -----------   -----------
    Total ......   $    72,708        55,255     1,460,059       554,954       224,861
                   ===========   ===========   ===========   ===========   ===========

                    FIDVIPI500    FIDVIPIGBD   FIDVIPAGGRS   FIDVIPAGGR2     FIDVIPBAL
                   -----------   -----------   -----------   -----------   -----------
0.95% ..........   $   418,857       155,855           302         1,223            --
1.00% ..........       262,482       114,504           775           276            --
1.05% ..........        50,538        46,975           784            --            --
1.10% ..........        33,089        21,056            --           750            --
1.15% ..........         3,916         4,862            --           104            --
1.20% ..........         8,481         1,573            --            46            --
1.25% ..........         3,104         2,425            --            53            --
1.30% ..........        96,074        35,947            --            34       126,973
1.35% ..........           792           518            --            33            --
1.40% ..........       930,979       586,512            --           109     1,222,390
1.45% ..........        35,836        10,761            --             7         8,793
1.50% ..........        15,532         6,163            --            21         4,153
1.55% ..........         1,210           414            --             3            --
1.60% ..........           204            49            --            --            --
1.65% ..........         1,150            --            --             6            --
1.70% ..........           663             1            --            --            --
1.75% ..........            --            61            --            --            --
1.80% ..........           108            --            --            --            --
1.85% ..........            39            15            --            --            --
1.95% ..........            --            --            --             3            --
2.05% ..........            21            --            --            --            --

Continued           FIDVIPI500    FIDVIPIGBD   FIDVIPAGGRS   FIDVIPAGGR2     FIDVIPBAL
                   -----------   -----------   -----------   -----------   -----------
0.95% EV .......        59,153        22,251           601         1,781            --
1.00% EV .......        59,991        22,837            --           764            --
1.05% EV .......         2,115         6,199            --             8            --
1.10% EV .......        18,351        10,536            --         1,382            --
1.15% EV .......         4,065         2,286            --           257            --
1.20% EV .......         3,999         2,198            --           312            --
1.25% EV .......         1,546         1,901            --            69            --
1.30% EV .......           394           256            --            --            --
1.35% EV .......           146            96            --            --            --
1.40% EV .......           229           290            --            14            --
1.45% EV .......            25            27            --            --            --
1.50% EV .......            11            15            --            --            --
1.55% EV .......           136            --            --            --            --
1.60% EV .......            --            --           218            --            --
1.65% EV .......           753            --            --           202            --
                   -----------   -----------   -----------   -----------   -----------
    Total ......   $ 2,013,989     1,056,583         2,680         7,457     1,362,309
                   ===========   ===========   ===========   ===========   ===========

                    FIDVIPBALS    FIDVIPBAL2  FIDVIPDYCAPS  FIDVIPDYCAP2    FIDVIPGRIN
                   -----------   -----------  ------------  ------------   -----------
0.95% ..........   $   106,245        11,833         3,916         3,631            --
1.00% ..........       102,518        11,690         1,847         1,779            --
1.05% ..........        19,963           773           223           300            --
1.10% ..........         2,731         3,895            --         1,199            --
1.15% ..........           872         1,159            --           268            --
1.20% ..........           146           735            24           243            --
1.25% ..........           190         1,909            --            27            --
1.30% ..........            --            75            --            --        53,407
1.35% ..........            --           446            --             4            --
1.40% ..........           873           748            45           475       658,813
1.45% ..........            41           163            --           114        27,338
1.50% ..........           337         1,099            --           471         7,783
1.55% ..........            --            77            --            53            --
1.60% ..........            --           104            --            41            --
1.65% ..........            --           231            --            76            --
1.70% ..........            --           297            --            --            --
1.75% ..........            --            10            --           377            --
1.80% ..........            --            25            --            --            --
1.85% ..........            --            --            --             8            --
1.95% ..........            --             4            --            --            --
0.95% EV .......           958        14,723           173         4,820            --
1.00% EV .......         1,224        33,194           237         8,362            --
1.05% EV .......            --           484            --         1,063            --
1.10% EV .......            --        11,854            --         1,875            --
1.15% EV .......            --         5,768            --         1,012            --
1.20% EV .......            --           486            --           766            --
1.25% EV .......            --           261            --           825            --
1.30% EV .......            --           179            --           244            --
1.35% EV .......            --            44            --             1            --
1.40% EV .......            --           242            --            35            --
1.45% EV .......            --           594            --             5            --
1.55% EV .......            --           215            --            --            --
1.65% EV .......            --            --            --            24            --
                   -----------   -----------   -----------   -----------   -----------
    Total ......   $   236,098       103,317         6,465        28,098       747,341
                   ===========   ===========   ===========   ===========   ===========


                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                   FIDVIPGRINS   FIDVIPGRIN2    FIDVIPGROP   FIDVIPGROPS   FIDVIPGROP2
                   -----------   -----------   -----------   -----------   -----------
0.95% ..........   $   214,645        26,839            --       304,420        23,405
1.00% ..........       253,035        22,482            --       281,858        22,579
1.05% ..........        54,061         2,361            --        52,702         1,080
1.10% ..........         4,480         9,907            --         7,164         9,052
1.15% ..........         4,729         2,239            --         5,049         1,448
1.20% ..........           920         1,916            --         1,236         1,405
1.25% ..........           708         3,414            --           724           924
1.30% ..........           101           308       422,047           152           394
1.35% ..........            --           428            --            --            47
1.40% ..........         1,404           843     3,878,111         4,105           222
1.45% ..........         3,205           777        39,067         3,717           675
1.50% ..........           111           402        19,950           391           488
1.55% ..........            --            86            --            --             4
1.60% ..........            --             1            --            --            43
1.65% ..........            --            18            --            --           150
1.75% ..........            --            89            --            --             5
1.95% ..........            --            --            --            --             5
0.95% EV .......         4,455        30,655            --         4,584        23,120
1.00% EV .......         7,214        63,924            --         3,322        33,498
1.05% EV .......            --         2,269            --           102         1,159
1.10% EV .......            --        16,228            --           222         9,725
1.15% EV .......            --         5,993            --           371         4,818
1.20% EV .......            --         1,478            --            75           736
1.25% EV .......            --         1,450            --           182         1,253
1.30% EV .......            --            74            --            --            --
1.35% EV .......            --           160            --            --            37
1.45% EV .......            --         1,133            --            --            --
1.55% EV .......            --           317            --            --            --
1.65% EV .......            --           579            --            --           363
1.80% EV .......            --             4            --            --             9
                   -----------   -----------   -----------   -----------   -----------
    Total ......   $   549,068       196,374     4,359,175       670,376       136,644
                   ===========   ===========   ===========   ===========   ===========

                    FIDVIPMCAP   FIDVIPMCAPS   FIDVIPMCAP2
                   -----------   -----------   -----------
0.95% ..........   $        --        92,882        34,780
1.00% ..........            --       118,380        23,101
1.05% ..........            --        19,870         1,311
1.10% ..........            --         2,155        15,450
1.15% ..........            --           434         3,515
1.20% ..........            --           271         2,062
1.25% ..........            --           717         2,145
1.30% ..........        37,939            29           350
1.35% ..........            --            --           318
1.40% ..........            --           152         2,791
1.45% ..........            --         1,191         3,589
1.50% ..........            --           298         1,125
1.55% ..........            --            --         1,119
1.60% ..........            --            --            56
1.65% ..........            --            --           555
1.70% ..........            --            --           710
1.75% ..........            --            --           483
1.80% ..........            --            --            98
1.85% ..........            --            --            13
1.95% ..........            --            --            14
2.05% ..........            --            --            22
0.95% EV .......            --         2,956        47,274
1.00% EV .......            --        11,685        74,861
1.05% EV .......            --            45         4,268
1.10% EV .......            --           951        22,994
1.15% EV .......            --         1,042        10,320
1.20% EV .......            --            --         3,467
1.25% EV .......            --           253         2,099
1.30% EV .......            --           173           315
1.35% EV .......            --            --           310
1.40% EV .......            --            --            45
1.45% EV .......            --            --           176
1.50% EV .......            --            --            12
1.55% EV .......            --            --           220
1.60% EV .......            --           232            --
1.65% EV .......            --            --           373
1.80% EV .......            --            --             9
                   -----------   -----------   -----------
    Total ......   $    37,939       253,716       260,350
                   ===========   ===========   ===========

(3)   RELATED PARTY TRANSACTIONS

      The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.


                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


(4)   FINANCIAL HIGHLIGHTS

      The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate and total return for each of the periods in the five year period ended December 31, 2001.

                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
Fidelity(R) VIP Fund - Equity-Income
Portfolio: Initial Class
  2001 ................................      1.30%           411,034     $14.227149   $  5,847,842          -6.20%
                                             1.40%         4,069,198      14.156023     57,603,660          -6.29%
                                             1.45%           154,895      11.922646      1,846,758          -6.34%
                                             1.50%            71,430      11.897518        849,840          -6.39%
  2000 ................................      1.30%           269,501      15.167348      4,087,615           7.02%
                                             1.40%         3,882,249      15.106920     58,648,825           6.91%
                                             1.45%           187,086      12.730017      2,381,608           6.86%
                                             1.50%            68,914      12.709684        875,875           6.80%
  1999 ................................      1.30%           339,601      14.172629      4,813,039           4.95%
                                             1.40%         4,715,117      14.130390     66,626,442           4.84%
                                             1.45%           207,264      11.913142      2,469,165           4.79%
                                             1.50%            59,406      11.900112        706,938           4.73%
  1998 ................................      1.30%           287,376      13.504485      3,880,865          10.18%
                                             1.40%         4,522,264      13.477888     60,950,568          10.06%
                                             1.45%           143,214      11.368793      1,628,170          10.01%
                                             1.50%            54,381      11.362118        617,883           9.95%
  1997 ................................      1.30%           154,015      12.257123      1,887,781          22.57% 01/20/97
                                             1.40%         3,002,855      12.245396     36,771,149          22.45% 01/20/97
                                             1.45%            11,206      10.334399        115,807           3.34% 11/03/97
                                             1.50%             4,862      10.333567         50,242           3.34% 11/03/97

Fidelity(R) VIP Fund - Equity-Income
Portfolio: Service Class
  2001 ................................      0.95%         1,801,287      11.419115     20,569,103          -6.00%
                                             1.00%         1,596,242      11.396714     18,191,914          -6.04%
                                             1.05%           332,251      11.374365      3,779,144          -6.09%
                                             1.10%            33,834       9.398499        317,989          -6.14%
                                             1.15%             6,007       9.385853         56,381          -6.19%
                                             1.20%             4,444       9.373214         41,655          -6.23%
                                             1.25%             3,531       9.360599         33,052          -6.28%
                                             1.30%               843       9.347976          7,880          -6.33%
                                             1.40%             5,813       9.322767         54,193          -6.43%
                                             1.45%            33,971       9.310188        316,276          -6.47%
                                             1.50%               528       9.297598          4,909          -6.52%
                                             0.95% EV***      18,853      10.488965        197,748          -6.41%
                                             1.00% EV***       7,838      10.473259         82,089          -6.46%
                                             1.05% EV***         330      10.457557          3,451          -6.50%
  2000 ................................      0.95%         1,853,302      12.147445     22,512,884           7.28%
                                             1.00%         1,516,408      12.129776     18,393,689           7.23%
                                             1.05%           371,009      12.112146      4,493,715           7.17%
                                             1.10%            39,983      10.013214        400,358           7.12%
                                             1.15%             6,433      10.004822         64,361           7.07%
                                             1.20%             4,662       9.996446         46,603           7.01%
                                             1.25%             1,887       9.988075         18,847           6.96%
                                             1.30%               843       9.979686          8,413           6.91%
                                             1.40%             5,439       9.962936         54,188           6.80%
                                             1.45%            34,272       9.954571        341,163           6.74%

                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
                                             1.50%               528       9.946193          5,252           6.69%
                                             0.95% EV***      23,284      11.207238        260,949          10.72% 01/21/00
                                             1.00% EV***       7,190      11.196168         80,500          10.67% 01/21/00
                                             1.05% EV***         330      11.185083          3,691          10.62% 01/21/00
  1999 ................................      0.95%         1,764,738      11.322947     19,982,035           5.25%
                                             1.00%         1,423,414      11.312151     16,101,874           5.19%
                                             1.05%           363,153      11.301374      4,104,128           5.14%
                                             1.10%             9,213       9.347646         86,120          -6.52% 05/03/99
                                             1.15%             3,388       9.344503         31,659          -6.55% 05/03/99
                                             1.20%             2,421       9.341371         22,615          -6.59% 05/03/99
                                             1.25%             1,237       9.338236         11,551          -6.62% 05/03/99
                                             1.30%               341       9.335095          3,183          -6.65% 05/03/99
                                             1.40%               887       9.328815          8,275          -6.71% 05/03/99
                                             1.45%             3,470       9.325673         32,360          -6.74% 05/03/99
  1998 ................................      0.95%           835,604      10.758604      8,989,933           7.59% 02/09/98
                                             1.00%           769,458      10.753771      8,274,575           7.54% 02/09/98
                                             1.05%           184,391      10.748944      1,982,009           7.49% 02/09/98

Fidelity(R) VIP Fund - Equity-Income
Portfolio: Service Class 2
  2001 ................................      0.95%           581,991      10.207668      5,940,771          -6.13%
                                             1.00%           191,479      10.199081      1,952,910          -6.18%
                                             1.05%            45,974      10.190500        468,498          -6.23%
                                             1.10%           248,989      10.181917      2,535,185          -6.27%
                                             1.15%            61,491      10.173350        625,569          -6.32%
                                             1.20%            18,545      10.164777        188,506          -6.37%
                                             1.25%            34,759      10.156195        353,019          -6.42%
                                             1.30%               708      10.147635          7,185          -6.47%
                                             1.35%             7,580      10.139075         76,854          -6.51%
                                             1.40%            33,936      10.130513        343,789          -6.56%
                                             1.45%             2,295      10.121941         23,230          -6.61%
                                             1.50%            29,768      10.113386        301,055          -6.66%
                                             1.55%            10,755      10.104825        108,677          -6.70%
                                             1.60%             3,102      10.096273         31,319          -6.75%
                                             1.65%            10,445      10.087731        105,366          -6.80%
                                             1.70%                43      10.079193            433          -6.85%
                                             1.75%            13,135      10.070646        132,278          -6.89%
                                             1.80%             1,259      10.062105         12,668          -6.94%
                                             1.85%               564      10.053575          5,670          -6.99%
                                             1.95%               111      10.036504          1,114          -7.09%
                                             2.05%               336      10.019452          3,367          -7.18%
                                             0.95% EV***     309,040       9.388671      2,901,475          -6.54%
                                             1.00% EV***     398,623       9.375930      3,737,461          -6.59%
                                             1.05% EV***      56,868       9.363213        532,467          -6.64%
                                             1.10% EV***     310,463       9.350495      2,902,983          -6.69%
                                             1.15% EV***      40,936       9.337809        382,253          -6.74%
                                             1.20% EV***      29,221       9.325106        272,489          -6.78%
                                             1.25% EV***      37,304       9.312443        347,391          -6.83%
                                             1.30% EV***       2,783       9.299781         25,881          -6.88%
                                             1.35% EV***       2,118       9.287113         19,670          -6.93%
                                             1.40% EV***         809       9.274479          7,503          -6.97%
                                             1.45% EV***       3,479       9.261835         32,222          -7.02%
                                             1.50% EV***         166       9.249230          1,535          -7.07%


                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
                                             1.55% EV***       1,481       9.236612         13,679          -7.12%
                                             1.65% EV***       7,944       9.211434         73,176          -7.21%
                                             1.80% EV***         338       9.173713          3,101          -7.36%
  2000 ................................      0.95%           183,999      10.874421      2,000,883           8.74% 05/01/00
                                             1.00%           112,341      10.870802      1,221,237           8.71% 05/01/00
                                             1.05%            13,756      10.867182        149,489           8.67% 05/01/00
                                             1.10%            50,212      10.863547        545,480           8.64% 05/01/00
                                             1.15%             3,305      10.859935         35,892           8.60% 05/01/00
                                             1.20%            11,732      10.856303        127,366           8.56% 05/01/00
                                             1.25%             7,726      10.852674         83,848           8.53% 05/01/00
                                             1.30%               236      10.849047          2,560           8.49% 05/01/00
                                             1.35%               875      10.845425          9,490           8.45% 05/01/00
                                             1.40%               290      10.841799          3,144           8.42% 05/01/00
                                             1.45%             1,293      10.838163         14,014           8.38% 05/01/00
                                             1.50%             1,496      10.834533         16,208           8.35% 05/01/00
                                             1.65%               903      10.823636          9,774           8.24% 05/01/00
                                             1.80%                85      10.812739            919           8.13% 05/01/00
                                             0.95% EV***      80,595      10.046168        809,671           8.42% 05/01/00
                                             1.00% EV***     142,042      10.037658      1,425,769           8.38% 05/01/00
                                             1.05% EV***      32,839      10.029168        329,348           8.35% 05/01/00
                                             1.10% EV***      48,922      10.020669        490,231           8.31% 05/01/00
                                             1.15% EV***      15,082      10.012183        151,004           8.27% 05/01/00
                                             1.20% EV***       2,379      10.003687         23,799           8.24% 05/01/00
                                             1.25% EV***       6,113       9.995208         61,101           8.20% 05/01/00
                                             1.35% EV***         236       9.978247          2,355           8.13% 05/01/00
                                             1.45% EV***         447       9.961290          4,453           8.06% 05/01/00

Fidelity(R) VIP Fund - Growth Portfolio:
Initial Class
  2001 ................................      1.30%           611,114      15.500002      9,472,268         -18.73%
                                             1.40%         5,960,258      15.422487     91,922,002         -18.81%
                                             1.45%           240,907      13.290081      3,201,674         -18.85%
                                             1.50%            74,355      13.262071        986,101         -18.89%
  2000 ................................      1.30%           760,925      19.071724     14,512,152         -12.13%
                                             1.40%         7,489,252      18.995761    142,264,041         -12.22%
                                             1.45%           447,316      16.377655      7,325,987         -12.26%
                                             1.50%            75,389      16.351497      1,232,723         -12.31%
  1999 ................................      1.30%           451,891      21.704997      9,808,293          35.65%
                                             1.40%         5,101,104      21.640361    110,389,732          35.51%
                                             1.45%           297,413      18.667172      5,551,860          35.45%
                                             1.50%            68,415      18.646776      1,275,719          35.38%
  1998 ................................      1.30%           211,073      16.000493      3,377,272          37.68%
                                             1.40%         3,147,851      15.969000     50,268,033          37.54%
                                             1.45%           133,287      13.781993      1,836,961          37.47%
                                             1.50%            42,192      13.773906        581,149          37.40%
  1997 ................................      1.30%           127,291      11.621651      1,479,332          16.22% 01/20/97
                                             1.40%         1,898,005      11.610523     22,036,831          16.11% 01/20/97
                                             1.45%            20,722      10.025497        207,748           0.25% 11/03/97
                                             1.50%             2,478      10.024687         24,841           0.25% 11/03/97

Fidelity(R) VIP Fund - Growth Portfolio:
Service Class
  2001 ................................      0.95%         2,890,947      12.949436     37,436,133         -18.51%
                                             1.00%         2,635,935      12.924025     34,066,890         -18.55%

                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
                                             1.05%           479,653      12.898643      6,186,873         -18.60%
                                             1.10%            65,429       8.854191        579,321         -18.64%
                                             1.15%            72,992       8.842257        645,414         -18.68%
                                             1.20%            17,392       8.830356        153,578         -18.72%
                                             1.25%            10,610       8.818451         93,564         -18.76%
                                             1.30%             2,876       8.806545         25,328         -18.80%
                                             1.35%               585       8.794661          5,145         -18.84%
                                             1.40%            12,624       8.782784        110,874         -18.89%
                                             1.45%            10,188       8.770906         89,358         -18.93%
                                             1.50%             6,484       8.759055         56,794         -18.97%
                                             1.60%             8,906       8.735373         77,797         -19.05%
                                             1.65%             1,183       8.723545         10,320         -19.09%
                                             0.95% EV***      36,070       9.269757        334,360         -19.01%
                                             1.00% EV***     119,642       9.255857      1,107,389         -19.05%
                                             1.05% EV***         577       9.241959          5,333         -19.09%
                                             1.10% EV***       3,457       9.228093         31,902         -19.13%
                                             1.15% EV***       5,034       9.214224         46,384         -19.17%
                                             1.20% EV***       1,212       9.200390         11,151         -19.21%
                                             1.25% EV***       1,041       9.186545          9,563         -19.26%
  2000 ................................      0.95%         3,221,909      15.891422     51,200,716         -11.91%
                                             1.00%         3,028,114      15.868312     48,051,058         -11.95%
                                             1.05%           545,330      15.845214      8,640,871         -12.00%
                                             1.10%            77,114      10.882393        839,185         -12.04%
                                             1.15%            74,675      10.873273        811,962         -12.08%
                                             1.20%            17,691      10.864164        192,198         -12.13%
                                             1.25%            13,063      10.855048        141,799         -12.17%
                                             1.30%             3,479      10.845940         37,733         -12.22%
                                             1.35%               585      10.836830          6,340         -12.26%
                                             1.40%            15,177      10.827725        164,332         -12.31%
                                             1.45%            11,079      10.818621        119,860         -12.35%
                                             1.50%             5,843      10.809532         63,160         -12.39%
                                             1.60%            10,916      10.791343        117,798         -12.48%
                                             1.65%             1,183      10.782261         12,755         -12.53%
                                             0.95% EV***      36,274      11.445143        415,161         -13.59% 01/21/00
                                             1.00% EV***     133,164      11.433837      1,522,575         -13.63% 01/21/00
                                             1.05% EV***         577      11.422528          6,591         -13.67% 01/21/00
                                             1.10% EV***       3,199      11.411226         36,505         -13.71% 01/21/00
                                             1.15% EV***       5,034      11.399933         57,387         -13.75% 01/21/00
                                             1.20% EV***       1,242      11.388635         14,145         -13.79% 01/21/00
                                             1.25% EV***       1,097      11.377352         12,481         -13.83% 01/21/00
                                             1.30% EV***       3,947      11.366086         44,862         -13.87% 01/21/00
  1999 ................................      0.95%         2,302,553      18.039523     41,536,958          35.98%
                                             1.00%         2,294,573      18.022329     41,353,550          35.91%
                                             1.05%           464,007      18.005139      8,354,511          35.85%
                                             1.10%            14,162      12.372047        175,213          23.72% 05/03/99
                                             1.15%            47,923      12.367900        592,707          23.68% 05/03/99
                                             1.20%             3,943      12.363757         48,750          23.64% 05/03/99
                                             1.25%             2,068      12.359610         25,560          23.60% 05/03/99
                                             1.30%             1,427      12.355467         17,631          23.55% 05/03/99
                                             1.40%             5,165      12.347169         63,773          23.47% 05/03/99
                                             1.45%             2,607      12.343020         32,178          23.43% 05/03/99
                                             1.50%             1,137      12.338879         14,029          23.39% 05/03/99
                                             1.60%               539      12.330569          6,646          23.31% 05/03/99

                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
  1998 ................................      0.95%           736,569      13.265992      9,771,318          32.66% 02/09/98
                                             1.00%           557,011      13.260038      7,385,987          32.60% 02/09/98
                                             1.05%           163,939      13.254076      2,172,860          32.54% 02/09/98

Fidelity(R) VIP Fund - Growth Portfolio:
Service Class 2
  2001 ................................      0.95%         1,448,978       6.897293      9,994,026         -18.65%
                                             1.00%           655,639       6.891480      4,518,323         -18.69%
                                             1.05%            72,870       6.885666        501,758         -18.73%
                                             1.10%           548,258       6.879860      3,771,938         -18.78%
                                             1.15%           119,492       6.874049        821,394         -18.82%
                                             1.20%            51,769       6.868238        355,562         -18.86%
                                             1.25%            62,143       6.862459        426,454         -18.90%
                                             1.30%             2,345       6.856641         16,079         -18.94%
                                             1.35%            15,552       6.850854        106,544         -18.98%
                                             1.40%            48,765       6.845050        333,799         -19.02%
                                             1.45%            27,698       6.839254        189,434         -19.07%
                                             1.50%            34,617       6.833466        236,554         -19.11%
                                             1.55%            24,184       6.827677        165,121         -19.15%
                                             1.60%             3,452       6.821878         23,549         -19.19%
                                             1.65%            17,235       6.816105        117,476         -19.23%
                                             1.70%             6,268       6.810319         42,687         -19.27%
                                             1.75%            17,594       6.804531        119,719         -19.31%
                                             1.80%             1,927       6.798758         13,101         -19.36%
                                             1.85%               322       6.792973          2,187         -19.40%
                                             2.05%               511       6.769887          3,459         -19.56%
                                             0.95% EV***     599,753       8.761341      5,254,641         -19.15%
                                             1.00% EV***     798,194       8.749451      6,983,759         -19.19%
                                             1.05% EV***      42,877       8.737564        374,641         -19.23%
                                             1.10% EV***     410,472       8.725703      3,581,657         -19.27%
                                             1.15% EV***     122,360       8.713837      1,066,225         -19.31%
                                             1.20% EV***      32,627       8.701978        283,919         -19.35%
                                             1.25% EV***      46,861       8.690142        407,229         -19.39%
                                             1.30% EV***       3,947       8.678315         34,253         -19.44%
                                             1.35% EV***       2,571       8.666493         22,282         -19.48%
                                             1.40% EV***         102       8.654674            883         -19.52%
                                             1.45% EV***       5,950       8.642859         51,425         -19.56%
                                             1.55% EV***       4,787       8.619292         41,261         -19.64%
                                             1.80% EV***         707       8.560547          6,052         -19.85%
  2000 ................................      0.95%           805,755       8.478714      6,831,766         -15.21% 05/01/00
                                             1.00%           528,154       8.475873      4,476,566         -15.24% 05/01/00
                                             1.05%            49,665       8.473041        420,814         -15.27% 05/01/00
                                             1.10%           196,392       8.470211      1,663,482         -15.30% 05/01/00
                                             1.15%            40,430       8.467374        342,336         -15.33% 05/01/00
                                             1.20%            31,833       8.464537        269,452         -15.35% 05/01/00
                                             1.25%            22,582       8.461714        191,082         -15.38% 05/01/00
                                             1.30%             1,555       8.458873         13,154         -15.41% 05/01/00
                                             1.35%             2,265       8.456041         19,153         -15.44% 05/01/00
                                             1.40%             6,155       8.453200         52,029         -15.47% 05/01/00
                                             1.45%            17,263       8.450368        145,879         -15.50% 05/01/00
                                             1.50%               868       8.447531          7,332         -15.52% 05/01/00
                                             1.55%             2,198       8.444694         18,561         -15.55% 05/01/00
                                             1.60%               864       8.441852          7,294         -15.58% 05/01/00

                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
                                             1.65%             2,694       8.439022         22,735         -15.61% 05/01/00
                                             1.70%             3,639       8.436186         30,699         -15.64% 05/01/00
                                             1.80%               164       8.430504          1,383         -15.69% 05/01/00
                                             1.95%               173       8.421979          1,457         -15.78% 05/01/00
                                             0.95% EV***     301,895      10.835962      3,271,323         -15.43% 05/01/00
                                             1.00% EV***     544,431      10.826793      5,894,442         -15.46% 05/01/00
                                             1.05% EV***      40,470      10.817634        437,790         -15.49% 05/01/00
                                             1.10% EV***     111,766      10.808475      1,208,020         -15.51% 05/01/00
                                             1.15% EV***      78,134      10.799315        843,794         -15.54% 05/01/00
                                             1.20% EV***      18,151      10.790164        195,852         -15.57% 05/01/00
                                             1.25% EV***      14,341      10.781014        154,611         -15.60% 05/01/00
                                             1.30% EV***       5,386      10.771877         58,017         -15.63% 05/01/00
                                             1.35% EV***       1,470      10.762725         15,821         -15.66% 05/01/00
                                             1.45% EV***       3,301      10.744440         35,467         -15.71% 05/01/00
                                             1.50% EV***       3,780      10.735311         40,579         -15.74% 05/01/00
                                             1.55% EV***         615      10.726179          6,597         -15.77% 05/01/00

Fidelity(R) VIP Fund - High Income
Portfolio: Initial Class
  2001 ................................      1.30%           434,677       7.978404      3,468,029         -12.89%
                                             1.40%         5,787,077       7.936743     45,930,543         -12.98%
                                             1.45%           150,130       6.762920      1,015,317         -13.02%
                                             1.50%            59,071       6.748658        398,650         -13.06%
  2000 ................................      1.30%           523,405       9.158626      4,793,671         -23.48%
                                             1.40%         8,057,836       9.120099     73,488,262         -23.55%
                                             1.45%           171,239       7.775236      1,331,424         -23.59%
                                             1.50%            64,360       7.762794        499,613         -23.63%
  1999 ................................      1.30%           752,154      11.968494      9,002,151           6.75%
                                             1.40%        11,059,477      11.930180    131,941,551           6.64%
                                             1.45%           203,248      10.176069      2,068,266           6.59%
                                             1.50%            67,174      10.164929        682,819           6.53%
  1998 ................................      1.30%           828,898      11.211755      9,293,401          -5.57%
                                             1.40%        12,800,840      11.187199    143,205,544          -5.67%
                                             1.45%           154,310       9.547168      1,473,223          -5.72%
                                             1.50%            46,036       9.541553        439,255          -5.76%
  1997 ................................      1.30%           721,088      11.873382      8,561,753          16.14%
                                             1.40%        11,855,636      11.859397    140,600,694          16.02%
                                             1.45%             8,110      10.125956         82,122           1.26% 11/03/97
                                             1.50%             6,537      10.125138         66,188           1.25% 11/03/97

Fidelity(R) VIP Fund - High Income
Portfolio: Service Class
  2001 ................................      0.95%         1,901,773       6.601032     12,553,664         -12.74%
                                             1.00%         1,247,611       6.588072      8,219,351         -12.78%
                                             1.05%           291,952       6.575152      1,919,629         -12.83%
                                             1.10%            19,257       6.476636        124,721         -12.87%
                                             1.15%            11,197       6.467917         72,421         -12.92%
                                             1.20%             4,376       6.459185         28,265         -12.96%
                                             1.25%             1,239       6.450489          7,992         -13.00%
                                             1.40%             1,144       6.424407          7,350         -13.14%
                                             1.45%            23,904       6.415725        153,361         -13.18%
                                             1.50%             3,398       6.407058         21,771         -13.23%
                                             0.95% EV***      32,355       6.967892        225,446         -13.24%
                                             1.00% EV***      19,008       6.957435        132,247         -13.28%
                                             1.05% EV***         312       6.946995          2,167         -13.33%

                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
  2000 ................................      0.95%         2,111,782       7.564599     15,974,784        -23.34%
                                             1.00%         1,411,258       7.553578     10,660,047        -23.38%
                                             1.05%           347,466       7.542585      2,620,792        -23.42%
                                             1.10%            25,778       7.433364        191,617        -23.46%
                                             1.15%            13,020       7.427138         96,701        -23.50%
                                             1.20%             4,563       7.420890         33,862        -23.54%
                                             1.25%             3,026       7.414681         22,437        -23.58%
                                             1.40%               912       7.396001          6,745        -23.69%
                                             1.45%            24,195       7.389789        178,796        -23.73%
                                             1.50%             2,406       7.383568         17,765        -23.77%
                                             0.95% EV***      26,347       8.031083        211,595        -22.41% 01/21/00
                                             1.00% EV***      21,517       8.023139        172,634        -22.45% 01/21/00
                                             1.05% EV***         312       8.015197          2,501        -22.49% 01/21/00
  1999 ................................      0.95%         2,215,561       9.868246     21,863,701          7.05%
                                             1.00%         1,459,647       9.858827     14,390,407          6.99%
                                             1.05%           380,228       9.849428      3,745,028          6.94%
                                             1.10%             9,214       9.711691         89,484         -2.88% 05/03/99
                                             1.15%             1,531       9.708435         14,864         -2.92% 05/03/99
                                             1.20%             1,746       9.705170         16,945         -2.95% 05/03/99
                                             1.25%             2,250       9.701921         21,829         -2.98% 05/03/99
                                             1.40%               107       9.692137          1,037         -3.08% 05/03/99
                                             1.50%               267       9.685624          2,586         -3.14% 05/03/99
  1998 ................................      0.95%         1,086,298       9.218542     10,014,084         -7.81% 02/09/98
                                             1.00%           775,123       9.214386      7,142,283         -7.86% 02/09/98
                                             1.05%           270,444       9.210254      2,490,858         -7.90% 02/09/98

Fidelity(R) VIP Fund - High Income
Portfolio: Service Class 2
  2001 ................................      0.95%           243,816       7.018847      1,711,307        -12.77%
                                             1.00%           160,761       7.012944      1,127,408        -12.82%
                                             1.05%            14,910       7.007024        104,475        -12.86%
                                             1.10%           143,516       7.001121      1,004,773        -12.91%
                                             1.15%            38,983       6.995225        272,695        -12.95%
                                             1.20%            15,464       6.989318        108,083        -12.99%
                                             1.25%             4,599       6.983409         32,117        -13.04%
                                             1.30%             1,346       6.977508          9,392        -13.08%
                                             1.35%             1,930       6.971623         13,455        -13.13%
                                             1.40%             5,315       6.965740         37,023        -13.17%
                                             1.45%             1,315       6.959828          9,152        -13.22%
                                             1.50%             8,777       6.953925         61,035        -13.26%
                                             1.55%             2,949       6.948050         20,490        -13.30%
                                             1.60%             1,133       6.942163          7,865        -13.35%
                                             1.65%             5,106       6.936271         35,417        -13.39%
                                             1.70%                24       6.930397            166        -13.44%
                                             1.75%             2,636       6.924516         18,253        -13.48%
                                             1.85%               516       6.912752          3,567        -13.57%
                                             0.95% EV***     195,911       6.422232      1,258,186        -13.27%
                                             1.00% EV***     267,142       6.413516      1,713,319        -13.32%
                                             1.05% EV***      29,807       6.404801        190,908        -13.36%
                                             1.10% EV***     103,317       6.396083        660,824        -13.41%
                                             1.15% EV***      52,370       6.387393        334,508        -13.45%
                                             1.20% EV***      24,846       6.378704        158,485        -13.50%
                                             1.25% EV***       9,096       6.370040         57,942        -13.54%

                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
                                             1.35% EV***         837       6.352687          5,317        -13.63%
                                             1.40% EV***         434       6.344021          2,753        -13.67%
                                             1.45% EV***      10,234       6.335375         64,836        -13.72%
                                             1.55% EV***         219       6.318087          1,384        -13.81%
                                             1.65% EV***       7,413       6.300835         46,708        -13.89%
                                             1.80% EV***         491       6.275017          3,081        -14.03%
  2000 ................................      0.95%           104,095       8.046605        837,611        -19.53% 05/01/00
                                             1.00%           105,348       8.043918        847,411        -19.56% 05/01/00
                                             1.05%             8,058       8.041230         64,796        -19.59% 05/01/00
                                             1.10%            62,966       8.038536        506,154        -19.61% 05/01/00
                                             1.15%            10,937       8.035851         87,888        -19.64% 05/01/00
                                             1.20%            17,150       8.033155        137,769        -19.67% 05/01/00
                                             1.25%             3,350       8.030466         26,902        -19.70% 05/01/00
                                             1.30%               326       8.027765          2,617        -19.72% 05/01/00
                                             1.35%               138       8.025085          1,107        -19.75% 05/01/00
                                             1.40%             1,162       8.022393          9,322        -19.78% 05/01/00
                                             1.50%             1,113       8.016993          8,923        -19.83% 05/01/00
                                             1.65%             1,173       8.008912          9,394        -19.91% 05/01/00
                                             0.95% EV***      66,936       7.405209        495,675        -19.80% 05/01/00
                                             1.00% EV***     109,342       7.398937        809,015        -19.83% 05/01/00
                                             1.05% EV***       6,919       7.392665         51,150        -19.86% 05/01/00
                                             1.10% EV***      25,943       7.386396        191,625        -19.88% 05/01/00
                                             1.15% EV***      20,692       7.380133        152,710        -19.91% 05/01/00
                                             1.20% EV***       5,293       7.373869         39,030        -19.94% 05/01/00
                                             1.25% EV***          63       7.367616            464        -19.96% 05/01/00
                                             1.35% EV***         195       7.355099          1,434        -20.02% 05/01/00

Fidelity(R) VIP Fund - Money Market
Portfolio: Initial Class
  2001 ................................      0.95%         1,292,542      11.779111     15,224,996          3.15%
                                             1.00%         1,069,809      11.755833     12,576,496          3.10%
                                             1.05%           234,505      11.732595      2,751,352          3.05%
                                             1.10%            89,040      11.128248        990,859          3.00%
                                             1.15%            11,839      11.113226        131,569          2.94%
                                             1.20%            37,336      11.098217        414,363          2.89%
                                             1.25%            13,826      11.083221        153,237          2.84%
                                             1.30%           366,800      12.214356      4,480,226          2.79%
                                             1.40%         4,628,502      12.150588     56,239,021          2.68%
                                             1.45%           256,313      11.663532      2,989,515          2.63%
                                             1.50%            41,069      11.638891        477,998          2.58%
                                             1.60%             2,045      10.978600         22,451          2.47%
                                             1.65%               220      10.963705          2,412          2.42%
                                             1.75%             9,170      10.933951        100,264          2.32%
                                             0.95% EV***     302,443      12.158650      3,677,299          2.71%
                                             1.00% EV***     253,422      11.671288      2,957,761          2.66%
                                             1.05% EV***      62,920      11.646647        732,807          2.60%
                                             1.10% EV***     228,302      11.154069      2,546,496          2.55%
                                             1.15% EV***      74,071      11.136615        824,900          2.50%
                                             1.20% EV***      51,493      11.119180        572,560          2.45%
                                             1.25% EV***      19,901      11.101766        220,936          2.39%
                                             1.30% EV***      90,811      11.084370      1,006,583          2.34%
                                             1.35% EV***         524      11.066992          5,799          2.29%
                                             1.40% EV***       4,849      11.049635         53,580          2.24%
                                             1.45% EV***       2,265      11.032293         24,988          2.18%
                                             1.50% EV***       4,462      11.014969         49,149          2.13%

                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
  2000 ................................      0.95%           667,253      11.418931      7,619,316          5.33%
                                             1.00%           746,409      11.402151      8,510,668          5.28%
                                             1.05%           198,954      11.385393      2,265,169          5.22%
                                             1.10%            10,708      10.804422        115,694          5.17%
                                             1.20%               533      10.786230          5,749          5.06%
                                             1.30%           267,927      11.883085      3,183,799          4.96%
                                             1.40%         3,292,556      11.833100     38,961,144          4.85%
                                             1.45%            94,186      11.364567      1,070,383          4.80%
                                             1.50%            37,534      11.346346        425,874          4.75%
                                             1.65%                19      10.704521            203          4.59%
                                             0.95% EV***      52,177      11.838045        617,674          4.88%
                                             1.00% EV***      29,338      11.369330        333,553          4.83%
                                             1.05% EV***      43,161      11.351115        489,925          4.77%
                                             1.10% EV***      12,097      10.876586        131,574          4.72%
                                             1.15% EV***      29,516      10.865114        320,695          4.67%
                                             1.25% EV***      18,793      10.842192        203,757          4.56%
  1999 ................................      0.95%         1,012,021      10.841227     10,971,549          4.17%
                                             1.00%           555,151      10.830732      6,012,692          4.12%
                                             1.05%           286,015      10.820248      3,094,753          4.06%
                                             1.10%             2,487      10.273279         25,550          2.73% 05/03/99
                                             1.15%            12,006      10.269790        123,299          2.70% 05/03/99
                                             1.20%               257      10.266304          2,638          2.66% 05/03/99
                                             1.30%           430,480      11.321684      4,873,759          3.80%
                                             1.40%         4,611,877      11.285433     52,047,029          3.70%
                                             1.45%            92,768      10.844055      1,005,981          3.64%
                                             1.50%            49,021      10.832134        531,002          3.59%
  1998 ................................      0.95%           629,443      10.407380      6,550,852          4.07% 01/30/98
                                             1.00%           432,297      10.402557      4,496,994          4.03% 01/30/98
                                             1.05%           236,787      10.397737      2,462,049          3.98% 01/30/98
                                             1.30%           293,784      10.907151      3,204,346          4.09%
                                             1.40%         4,065,479      10.883253     44,245,637          3.99%
                                             1.45%           148,766      10.462911      1,556,525          3.94%
                                             1.50%            71,766      10.456715        750,437          3.88%
  1997 ................................      1.30%           271,745      10.478255      2,847,413          4.11%
                                             1.40%         3,889,929      10.465899     40,711,604          4.00%
                                             1.45%            10,276      10.066783        103,446          0.67% 10/31/97

Fidelity(R) VIP Fund - Overseas
Portfolio: Initial Class
  2001 ................................      1.30%           435,370      11.272693      4,907,792        -22.20%
                                             1.40%         3,912,704      11.213840     43,876,437        -22.28%
                                             1.45%            62,839       9.570633        601,409        -22.32%
                                             1.50%            23,110       9.550445        220,711        -22.36%
  2000 ................................      1.30%           507,364      14.489156      7,351,276        -20.16%
                                             1.40%         4,932,146      14.428235     71,162,162        -20.24%
                                             1.45%            76,976      12.320308        948,368        -20.28%
                                             1.50%            24,233      12.300620        298,081        -20.32%
  1999 ................................      1.30%           514,856      18.146675      9,342,925         40.77%
                                             1.40%         5,109,217      18.088630     92,418,736         40.63%
                                             1.45%            65,541      15.453729      1,012,853         40.56%
                                             1.50%            15,948      15.436822        246,186         40.49%


                                                                     (Continued)

                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
  1998 ................................      1.30%           540,532      12.890557      6,967,759         11.29%
                                             1.40%         5,585,894      12.862332     71,847,623         11.17%
                                             1.45%            48,076      10.994287        528,561         11.12%
                                             1.50%             9,431      10.987826        103,626         11.06%
  1997 ................................      1.30%           511,182      11.583345      5,921,197         10.11%
                                             1.40%         5,423,416      11.569690     62,747,242          9.99%
                                             1.45%            12,573       9.894400        124,402         -1.06% 11/03/97
                                             1.50%             3,738       9.893604         36,982         -1.06% 11/03/97

Fidelity(R) VIP Fund - Overseas
Portfolio: Service Class
  2001 ................................      0.95%           864,679       9.328759      8,066,382        -22.02%
                                             1.00%           645,412       9.310438      6,009,068        -22.06%
                                             1.05%           141,135       9.292160      1,311,449        -22.10%
                                             1.10%            21,063       8.162853        171,934        -22.14%
                                             1.15%             3,956       8.151853         32,249        -22.18%
                                             1.20%             5,266       8.140878         42,870        -22.22%
                                             1.25%             3,817       8.129878         31,032        -22.26%
                                             1.30%               301       8.118928          2,444        -22.30%
                                             1.40%             3,319       8.097034         26,874        -22.38%
                                             1.45%             5,950       8.086093         48,112        -22.42%
                                             1.50%               387       8.075156          3,125        -22.46%
                                             1.60%             7,861       8.053339         63,307        -22.54%
                                             0.95% EV***      25,366       8.663922        219,769        -22.50%
                                             1.00% EV***      52,748       8.650931        456,319        -22.53%
                                             1.05% EV***         568       8.637951          4,906        -22.57%
                                             1.10% EV***       2,309       8.624983         19,915        -22.61%
                                             1.15% EV***       4,982       8.612031         42,905        -22.65%
  2000 ................................      0.95%           996,007      11.963781     11,916,010        -19.92%
                                             1.00%           733,798      11.946379      8,766,229        -19.96%
                                             1.05%           174,230      11.928989      2,078,388        -20.00%
                                             1.10%            21,920      10.484559        229,822        -20.04%
                                             1.15%             4,267      10.475758         44,700        -20.08%
                                             1.20%             5,722      10.466994         59,892        -20.12%
                                             1.25%             4,067      10.458206         42,534        -20.16%
                                             1.30%               309      10.449433          3,229        -20.20%
                                             1.40%             4,183      10.431903         43,637        -20.28%
                                             1.45%             6,910      10.423141         72,024        -20.32%
                                             1.50%               471      10.414372          4,905        -20.36%
                                             1.60%             9,749      10.396864        101,359        -20.44%
                                             0.95% EV***      28,925      11.178580        323,340        -16.44% 01/21/00
                                             1.00% EV***      56,852      11.167526        634,896        -16.48% 01/21/00
                                             1.05% EV***         568      11.156483          6,337        -16.52% 01/21/00
                                             1.10% EV***       2,376      11.145450         26,482        -16.56% 01/21/00
                                             1.15% EV***       4,982      11.134418         55,472        -16.60% 01/21/00
                                             1.30% EV***       4,285      11.101354         47,569        -16.72% 01/21/00
  1999 ................................      0.95%           656,721      14.938906      9,810,693         41.11%
                                             1.00%           597,180      14.924674      8,912,717         41.04%
                                             1.05%           113,985      14.910446      1,699,567         40.97%
                                             1.10%             2,518      13.111592         33,015         31.12% 05/03/99
                                             1.15%               244      13.107190          3,198         31.07% 05/03/99
                                             1.20%             1,165      13.102821         15,265         31.03% 05/03/99
                                             1.25%                32      13.098422            419         30.98% 05/03/99


                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
                                             1.40%             2,248      13.085254         29,416         30.85% 5/03/99
                                             1.45%             1,262      13.080864         16,508         30.81% 5/03/99
                                             1.50%               255      13.076471          3,335         30.76% 5/03/99
  1998 ................................      0.95%           264,052      10.586638      2,795,423          5.87% 2/09/98
                                             1.00%           204,300      10.581883      2,161,879          5.82% 2/09/98
                                             1.05%            85,723      10.577127        906,703          5.77% 2/09/98

Fidelity(R) VIP Fund - Overseas
Portfolio: Service Class 2
  2001 ................................      0.95%           291,799       6.559449      1,914,041        -21.92%
                                             1.00%           189,539       6.553918      1,242,223        -21.96%
                                             1.05%            10,828       6.548392         70,906        -22.00%
                                             1.10%           120,752       6.542864        790,064        -22.04%
                                             1.15%            12,672       6.537334         82,841        -22.08%
                                             1.20%            12,370       6.531831         80,799        -22.11%
                                             1.25%             5,206       6.526307         33,976        -22.15%
                                             1.30%             1,385       6.520785          9,031        -22.19%
                                             1.35%               832       6.515292          5,421        -22.23%
                                             1.40%            11,308       6.509775         73,613        -22.27%
                                             1.45%               976       6.504258          6,348        -22.31%
                                             1.50%             6,992       6.498755         45,439        -22.35%
                                             1.55%             7,131       6.493251         46,303        -22.39%
                                             1.60%               161       6.487750          1,045        -22.43%
                                             1.65%             3,672       6.482249         23,803        -22.47%
                                             1.70%             1,266       6.476740          8,200        -22.51%
                                             1.75%               952       6.471243          6,161        -22.55%
                                             1.80%                59       6.465747            381        -22.59%
                                             1.85%               163       6.460260          1,053        -22.63%
                                             1.95%               135       6.449271            871        -22.71%
                                             0.95% EV***     193,431       8.085289      1,563,946        -22.39%
                                             1.00% EV***     266,855       8.074303      2,154,668        -22.43%
                                             1.05% EV***      13,204       8.063357        106,469        -22.47%
                                             1.10% EV***      72,358       8.052392        582,655        -22.51%
                                             1.15% EV***      34,042       8.041456        273,747        -22.55%
                                             1.20% EV***       6,043       8.030512         48,528        -22.59%
                                             1.25% EV***       3,088       8.019604         24,765        -22.63%
                                             1.35% EV***       1,552       7.997763         12,413        -22.71%
                                             1.45% EV***       1,993       7.975974         15,896        -22.78%
                                             1.50% EV***          62       7.965110            494        -22.82%
                                             1.55% EV***         438       7.954242          3,484        -22.86%
                                             1.65% EV***       2,992       7.932534         23,734        -22.94%
                                             1.80% EV***         377       7.900029          2,978        -23.06%
  2000 ................................      0.95%           171,876       8.400493      1,443,843        -16.00% 05/01/00
                                             1.00%           143,055       8.397683      1,201,331        -16.02% 05/01/00
                                             1.05%            16,431       8.394882        137,936        -16.05% 05/01/00
                                             1.10%            50,835       8.392071        426,611        -16.08% 05/01/00
                                             1.15%             2,788       8.389266         23,389        -16.11% 05/01/00
                                             1.20%            14,006       8.386465        117,461        -16.14% 05/01/00
                                             1.25%             3,288       8.383650         27,565        -16.16% 05/01/00
                                             1.30%               402       8.380839          3,369        -16.19% 05/01/00
                                             1.35%               468       8.378040          3,921        -16.22% 05/01/00
                                             1.40%             1,703       8.375228         14,263        -16.25% 05/01/00
                                             1.45%               172       8.372418          1,440        -16.28% 05/01/00

                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
                                             1.50%               962       8.369613          8,052        -16.30% 05/01/00
                                             1.55%               280       8.366798          2,343        -16.33% 05/01/00
                                             1.65%               651       8.361180          5,443        -16.39% 05/01/00
                                             1.70%               608       8.358362          5,082        -16.42% 05/01/00
                                             1.80%                34       8.352740            284        -16.47% 05/01/00
                                             1.95%                61       8.344298            509        -16.56% 05/01/00
                                             0.95% EV***     124,554      10.417510      1,297,543        -16.22% 05/01/00
                                             1.00% EV***     214,399      10.408691      2,231,613        -16.25% 05/01/00
                                             1.05% EV***      10,409      10.399892        108,252        -16.28% 05/01/00
                                             1.10% EV***      39,912      10.391078        414,729        -16.31% 05/01/00
                                             1.15% EV***      26,046      10.382288        270,417        -16.34% 05/01/00
                                             1.20% EV***       6,655      10.373478         69,035        -16.36% 05/01/00
                                             1.25% EV***       2,985      10.364695         30,939        -16.39% 05/01/00
                                             1.30% EV***       3,669      10.355905         37,996        -16.42% 05/01/00
                                             1.35% EV***       1,398      10.347111         14,465        -16.45% 05/01/00
                                             1.45% EV***       2,163      10.329536         22,343        -16.51% 05/01/00

Fidelity(R) VIP Fund - Value
Portfolio: Service Class
  2001 ................................      0.95%            23,408       9.398824        220,008         -6.01% 06/01/01
                                             1.00%            37,745       9.396038        354,653         -6.04% 06/01/01
                                             1.05%               368       9.393264          3,457         -6.07% 06/01/01
                                             1.10%             2,992       9.390496         28,096         -6.10% 06/01/01
                                             0.95% EV***       1,488       9.372060         13,946         -6.28% 06/01/01

Fidelity(R) VIP Fund - Value
Portfolio: Service Class 2
  2001 ................................      0.95%            18,233       9.398827        171,369         -6.01% 06/01/01
                                             1.00%               455       9.396058          4,275         -6.04% 06/01/01
                                             1.05%               253       9.393276          2,376         -6.07% 06/01/01
                                             1.10%             8,999       9.390506         84,505         -6.09% 06/01/01
                                             1.15%            17,565       9.387722        164,895         -6.12% 06/01/01
                                             1.20%               311       9.384949          2,919         -6.15% 06/01/01
                                             1.35%               620       9.376614          5,814         -6.23% 06/01/01
                                             1.40%             8,548       9.373834         80,128         -6.26% 06/01/01
                                             1.95%                49       9.343217            458         -6.57% 06/01/01
                                             0.95% EV***      19,439       9.372054        182,183         -6.28% 06/01/01
                                             1.00% EV***      22,756       9.369280        213,207         -6.31% 06/01/01
                                             1.05% EV***      14,107       9.366504        132,133         -6.33% 06/01/01
                                             1.10% EV***      32,068       9.363739        300,276         -6.36% 06/01/01
                                             1.15% EV***       1,633       9.360972         15,286         -6.39% 06/01/01
                                             1.20% EV***          72       9.358190            674         -6.42% 06/01/01
                                             1.35% EV***          77       9.349867            720         -6.50% 06/01/01
                                             1.40% EV***         102       9.347093            953         -6.53% 06/01/01
                                             1.45% EV***         238       9.344314          2,224         -6.56% 06/01/01

Fidelity(R) VIP Fund II - Asset
Manager Portfolio: Initial Class
  2001 ................................      1.30%            63,005      13.033801        821,195         -5.34%
                                             1.40%           905,730      12.968654     11,746,099         -5.44%
                                             1.45%            48,699      11.340982        552,294         -5.49%
                                             1.50%            14,892      11.317060        168,534         -5.54%
  2000 ................................      1.30%            61,148      13.769680        841,988         -5.17%
                                             1.40%         1,115,257      13.714827     15,295,557         -5.27%
                                             1.45%            54,932      11.999629        659,164         -5.31%
                                             1.50%            16,047      11.980443        192,250         -5.36%

                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
  1999 ................................      1.30%            67,791      14.520553        984,363          9.65%
                                             1.40%         1,230,196      14.477303     17,809,920          9.54%
                                             1.45%            57,444      12.673141        727,996          9.48%
                                             1.50%            16,139      12.659254        204,308          9.43%
  1998 ................................      1.30%            54,408      13.242881        720,519         13.56%
                                             1.40%         1,049,594      13.216823     13,872,298         13.44%
                                             1.45%            32,492      11.575607        376,115         13.38%
                                             1.50%            10,642      11.568800        123,115         13.33%
  1997 ................................      1.30%            34,027      11.662002        396,823         16.62% 01/20/97
                                             1.40%           820,436      11.650850      9,558,777         16.51% 01/20/97
                                             1.45%             9,263      10.209261         94,568          2.09% 11/03/97

Fidelity(R) VIP Fund II - Asset
Manager Portfolio: Service Class
  2001 ................................      0.95%           449,491      10.999576      4,944,210         -5.16%
                                             1.00%           376,663      10.977983      4,135,000         -5.21%
                                             1.05%           107,959      10.956424      1,182,845         -5.26%
                                             1.20%             2,316       9.499073         22,000         -5.40%
                                             1.25%             3,032       9.486258         28,762         -5.45%
                                             1.50%               468       9.422426          4,410         -5.69%
                                             0.95% EV***       3,080       9.733721         29,980         -5.63%
                                             1.00% EV***      19,699       9.719124        191,457         -5.68%
  2000 ................................      0.95%           476,404      11.597944      5,525,307         -4.97%
                                             1.00%           400,405      11.581059      4,637,114         -5.01%
                                             1.05%           115,651      11.564195      1,337,411         -5.06%
                                             1.15%               481      10.049731          4,834         -5.16%
                                             1.20%             2,543      10.041311         25,535         -5.20%
                                             1.25%             3,032      10.032886         30,420         -5.25%
                                             1.50%               468       9.990829          4,676         -5.49%
                                             0.95% EV***       3,596      10.314267         37,090         -3.21% 01/21/00
                                             1.00% EV***      20,107      10.304057        207,184         -3.26% 01/21/00
  1999 ................................      0.95%           421,418      12.204056      5,143,009          9.96%
                                             1.00%           388,249      12.192406      4,733,689          9.90%
                                             1.05%           109,384      12.180770      1,332,381          9.85%
                                             1.15%             4,567      10.596211         48,393          5.96% 05/03/99
                                             1.25%             3,092      10.589098         32,741          5.89% 05/03/99
  1998 ................................      0.95%           156,032      11.098876      1,731,780          0.99% 02/09/98
                                             1.00%           153,647      11.093882      1,704,542          0.94% 02/09/98
                                             1.05%            25,455      11.088896        282,268         10.89% 02/09/98

Fidelity(R) VIP Fund II - Asset
Manager Portfolio: Service Class 2
  2001 ................................      0.95%           104,929       8.981185        942,387         -5.30%
                                             1.00%            85,153       8.973634        764,132         -5.34%
                                             1.05%               631       8.966066          5,658         -5.39%
                                             1.10%            93,466       8.958520        837,317         -5.44%
                                             1.15%            27,894       8.950970        249,678         -5.49%
                                             1.20%             8,124       8.943412         72,656         -5.54%
                                             1.25%            15,792       8.935877        141,115         -5.59%
                                             1.30%             1,016       8.928331          9,071         -5.63%
                                             1.35%             2,211       8.920800         19,724         -5.68%
                                             1.40%             6,309       8.913246         56,234         -5.73%
                                             1.45%             6,367       8.905724         56,703         -5.78%
                                             1.50%             5,856       8.898196         52,108         -5.83%

                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
                                             1.55%             4,458       8.890667         39,635         -5.87%
                                             1.60%               393       8.883133          3,491         -5.92%
                                             1.65%               538       8.875610          4,775         -5.97%
                                             1.75%             8,800       8.860560         77,973         -6.07%
                                             1.85%               392       8.845533          3,467         -6.16%
                                             2.05%               230       8.815503          2,028         -6.36%
                                             0.95% EV***     107,163       9.424818      1,009,992         -5.77%
                                             1.00% EV***      94,138       9.412045        886,031         -5.81%
                                             1.05% EV***      31,350       9.399274        294,667         -5.86%
                                             1.10% EV***      56,514       9.386517        530,470         -5.91%
                                             1.15% EV***      27,281       9.373780        255,726         -5.96%
                                             1.20% EV***       1,419       9.361036         13,283         -6.01%
                                             1.25% EV***      25,911       9.348305        242,224         -6.05%
                                             1.30% EV***          21       9.335595            196         -6.10%
                                             1.40% EV***       1,771       9.310193         16,488         -6.20%
                                             1.45% EV***         161       9.297501          1,497         -6.25%
  2000 ................................      0.95%            49,274       9.483513        467,291         -5.16% 05/01/00
                                             1.00%            50,160       9.480353        475,535         -5.20% 05/01/00
                                             1.10%            37,838       9.474016        358,478         -5.26% 05/01/00
                                             1.15%             6,133       9.470847         58,085         -5.29% 05/01/00
                                             1.20%            11,481       9.467676        108,698         -5.32% 05/01/00
                                             1.25%               637       9.464517          6,029         -5.35% 05/01/00
                                             1.30%               706       9.461349          6,680         -5.39% 05/01/00
                                             1.45%             6,101       9.451842         57,666         -5.48% 05/01/00
                                             1.50%               514       9.448675          4,857         -5.51% 05/01/00
                                             0.95% EV***      47,401      10.001536        474,083         -5.44% 05/01/00
                                             1.00% EV***      70,425       9.993076        703,762         -5.47% 05/01/00
                                             1.05% EV***       9,723       9.984616         97,080         -5.50% 05/01/00
                                             1.10% EV***      12,481       9.976167        124,513         -5.53% 05/01/00
                                             1.15% EV***      16,311       9.967714        162,583         -5.56% 05/01/00
                                             1.20% EV***         806       9.959263          8,027         -5.60% 05/01/00
                                             1.25% EV***         271       9.950815          2,697         -5.63% 05/01/00
                                             1.40% EV***         600       9.925489          5,955         -5.72% 05/01/00
                                             1.50% EV***       1,957       9.908639         19,391         -5.79% 05/01/00

Fidelity(R) VIP Fund II - Asset
Manager: Growth Portfolio: Initial
Class
  2001 ................................      1.30%            55,268      12.458675        688,566         -8.60%
                                             1.40%           716,842      12.396395      8,886,257         -8.70%
                                             1.45%            23,764      10.609255        252,118         -8.74%
                                             1.50%             9,841      10.586882        104,186         -8.79%
  2000 ................................      1.30%            55,193      13.631324        752,354        -13.60%
                                             1.40%           861,064      13.577036     11,690,697        -13.69%
                                             1.45%            25,683      11.625620        298,581        -13.73%
                                             1.50%             9,392      11.607029        109,013        -13.78%
  1999 ................................      1.30%            63,237      15.777489        997,721         13.76%
                                             1.40%           909,134      15.730503     14,301,135         13.64%
                                             1.45%            23,461      13.476375        316,169         13.59%
                                             1.50%             9,917      13.461613        133,499         13.53%
  1998 ................................      1.30%            50,069      13.869175        694,416         16.04%
                                             1.40%           876,090      13.841884     12,126,736         15.93%
                                             1.45%            27,444      11.864403        325,607         15.87%
                                             1.50%             6,520      11.857417         77,310         15.81%


                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                           CONTRACT                         UNIT        CONTRACT          TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY      RETURN**
                                        -------------     ---------      ----------  --------------     ----------
  1997 ................................      1.30%            39,786      11.951807        475,515         19.52% 01/20/97
                                             1.40%           649,082      11.940378      7,750,284         19.40% 01/20/97
                                             1.45%             3,686      10.239737         37,744          2.40% 11/03/97
                                             1.50%             1,231      10.238907         12,604          2.39% 11/03/97

Fidelity(R) VIP Fund II - Asset
Manager: Growth Portfolio: Service
Class
  2001 ................................      0.95%           281,550      10.200998      2,872,091         -8.39%
                                             1.00%           287,946      10.180995      2,931,577         -8.44%
                                             1.05%            55,426      10.161002        563,184         -8.48%
                                             1.10%             4,831       8.576262         41,432         -8.53%
                                             1.20%             3,966       8.553187         33,922         -8.62%
                                             1.25%               127       8.541650          1,085         -8.67%
                                             1.30%               374       8.530134          3,190         -8.72%
                                             1.40%             2,156       8.507129         18,341         -8.81%
                                             1.50%               457       8.484162          3,877         -8.90%
                                             0.95% EV***       4,921       8.865501         43,627         -8.89%
                                             1.20% EV***         602       8.799175          5,297         -9.12%
  2000 ................................      0.95%           329,373      11.135469      3,667,723        -13.43%
                                             1.00%           339,015      11.119287      3,769,605        -13.47%
                                             1.05%            94,914      11.103094      1,053,839        -13.51%
                                             1.10%             5,233       9.376200         49,066        -13.56%
                                             1.20%             4,185       9.360492         39,174        -13.64%
                                             1.25%               127       9.352638          1,188        -13.69%
                                             1.30%               477       9.344790          4,457        -13.73%
                                             1.40%             2,416       9.329098         22,539        -13.82%
                                             1.50%               457       9.313417          4,256        -13.90%
                                             0.95% EV***       3,973       9.730747         38,660        -11.35% 1/21/00
                                             1.20% EV***         637       9.682680          6,168        -11.56% 1/21/00
  1999 ................................      0.95%           227,213      12.862419      2,922,509         14.04%
                                             1.00%           296,560      12.850172      3,810,847         13.98%
                                             1.05%            95,792      12.837906      1,229,769         13.93%
                                             1.10%             4,517      10.846645         48,994          8.47% 5/03/99
                                             1.20%               420      10.839384          4,553          8.39% 5/03/99
                                             1.25%               509      10.835743          5,515          8.36% 5/03/99
                                             1.30%             1,270      10.832110         13,757          8.32% 5/03/99
                                             1.40%               219      10.824826          2,371          8.25% 5/03/99
  1998 ................................      0.95%            86,292      11.278688        973,261         12.79% 2/09/98
                                             1.00%           102,077      11.273630      1,150,778         12.74% 2/09/98
                                             1.05%            33,217      11.268555        374,308         12.69% 2/09/98

Fidelity(R) VIP Fund II - Asset
Manager: Growth Portfolio: Service
Class 2
  2001 ................................      0.95%           118,589       7.977579        946,053         -8.48%
                                             1.00%            20,312       7.970856        161,904         -8.53%
                                             1.05%            12,952       7.964147        103,152         -8.58%
                                             1.10%            35,033       7.957427        278,773         -8.62%
                                             1.15%             3,849       7.950716         30,602         -8.67%
                                             1.20%             6,328       7.944011         50,270         -8.72%
                                             1.25%             3,228       7.937310         25,622         -8.76%
                                             1.30%               380       7.930603          3,014         -8.81%
                                             1.35%               478       7.923906          3,788         -8.86%
                                             1.40%             1,946       7.917224         15,407         -8.90%
                                             1.45%             4,458       7.910526         35,265         -8.95%

                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
                                             1.50%             5,772       7.903822         45,621         -8.99%
                                             1.55%               142       7.897131          1,121         -9.04%
                                             1.60%               354       7.890448          2,793         -9.09%
                                             1.65%             3,233       7.883758         25,488         -9.13%
                                             1.85%               448       7.857029          3,520         -9.32%
                                             0.95% EV***      85,700       8.494917        728,014         -8.98%
                                             1.00% EV***     168,492       8.483398      1,429,385         -9.03%
                                             1.05% EV***         977       8.471868          8,277         -9.08%
                                             1.10% EV***      50,600       8.460353        428,094         -9.12%
                                             1.15% EV***      30,703       8.448869        259,406         -9.17%
                                             1.20% EV***         345       8.437376          2,911         -9.22%
                                             1.25% EV***       2,582       8.425907         21,756         -9.26%
                                             1.30% EV***         503       8.414452          4,232         -9.31%
                                             1.55% EV***         175       8.357260          1,463         -9.54%
  2000 ................................      0.95%            93,322       8.717055        813,493        -12.83% 05/01/00
                                             1.00%            11,547       8.714140        100,622        -12.86% 05/01/00
                                             1.05%            10,222       8.711234         89,046        -12.89% 05/01/00
                                             1.10%            25,492       8.708322        221,993        -12.92% 05/01/00
                                             1.15%             1,289       8.705406         11,221        -12.95% 05/01/00
                                             1.20%             4,561       8.702495         39,692        -12.98% 05/01/00
                                             1.25%               553       8.699583          4,811        -13.00% 05/01/00
                                             1.35%               155       8.693759          1,348        -13.06% 05/01/00
                                             1.40%               744       8.690850          6,466        -13.09% 05/01/00
                                             1.45%               499       8.687931          4,335        -13.12% 05/01/00
                                             1.50%               890       8.685016          7,730        -13.15% 05/01/00
                                             0.95% EV***      31,752       9.333375        296,353        -13.08% 05/01/00
                                             1.00% EV***     105,381       9.325477        982,728        -13.11% 05/01/00
                                             1.05% EV***      10,218       9.317570         95,207        -13.14% 05/01/00
                                             1.10% EV***      11,729       9.309668        109,193        -13.17% 05/01/00
                                             1.15% EV***      23,111       9.301795        214,974        -13.20% 05/01/00
                                             1.20% EV***         984       9.293900          9,145        -13.23% 05/01/00
                                             1.25% EV***         488       9.286017          4,532        -13.26% 05/01/00

Fidelity(R) VIP Fund II - Contrafund
Portfolio: Initial Class
  2001 ................................      1.30%           587,029      14.749694      8,658,498        -13.39%
                                             1.40%         5,424,339      14.675949     79,607,323        -13.48%
                                             1.45%           170,531      12.423170      2,118,536        -13.52%
                                             1.50%            39,851      12.396983        494,032        -13.57%
  2000 ................................      1.30%           640,481      17.030483     10,907,701         -7.83%
                                             1.40%         6,707,116      16.962632    113,770,340         -7.92%
                                             1.45%           254,588      14.366179      3,657,457         -7.97%
                                             1.50%            42,232      14.343222        605,743         -8.02%
  1999 ................................      1.30%           539,261      18.477393      9,964,137         22.64%
                                             1.40%         6,071,379      18.422344    111,849,032         22.52%
                                             1.45%           182,647      15.610339      2,851,182         22.45%
                                             1.50%            35,989      15.593260        561,186         22.39%
  1998 ................................      1.30%           407,127      15.066384      6,133,932         28.29%
                                             1.40%         5,106,999      15.036722     76,792,524         28.16%
                                             1.45%           118,880      12.747959      1,515,477         28.10%
                                             1.50%            21,842      12.740463        278,277         28.03%
  1997 ................................      1.30%           278,851      11.743945      3,274,811         17.44% 01/20/97
                                             1.40%         4,099,646      11.732706     48,099,941         17.33% 01/20/97
                                             1.45%            10,284       9.951886        102,345         -0.48% 11/03/97
                                             1.50%             4,703       9.951081         46,800         -0.49% 11/03/97


                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
Fidelity(R) VIP Fund II - Contrafund
Portfolio: Service Class
  2001 ................................      0.95%         1,921,813      12.367450     23,767,926        -13.20%
                                             1.00%         1,705,391      12.343191     21,049,967        -13.24%
                                             1.05%           349,054      12.318941      4,299,976        -13.29%
                                             1.10%            29,984       9.055114        271,509        -13.33%
                                             1.15%            55,782       9.042915        504,432        -13.38%
                                             1.20%            11,829       9.030727        106,824        -13.42%
                                             1.25%             5,928       9.018576         53,462        -13.46%
                                             1.30%             1,336       9.006407         12,033        -13.51%
                                             1.35%               552       8.994259          4,965        -13.55%
                                             1.40%             7,279       8.982108         65,381        -13.60%
                                             1.45%             6,974       8.969970         62,557        -13.64%
                                             1.50%             4,504       8.957861         40,346        -13.68%
                                             1.60%             9,702       8.933644         86,674        -13.77%
                                             1.65%             1,283       8.921562         11,446        -13.82%
                                             1.85%               253       8.873298          2,245        -13.99%
                                             0.95% EV***      21,597       9.600625        207,345        -13.67%
                                             1.00% EV***      85,275       9.586238        817,466        -13.71%
                                             1.05% EV***         521       9.571836          4,987        -13.76%
                                             1.10% EV***       3,680       9.557492         35,172        -13.80%
                                             1.20% EV***         495       9.528799          4,717        -13.89%
  2000 ................................      0.95%         2,102,464      14.248052     29,956,016         -7.60%
                                             1.00%         1,943,617      14.227328     27,652,477         -7.64%
                                             1.05%           410,676      14.206595      5,834,308         -7.69%
                                             1.10%            33,288      10.447964        347,792         -7.74%
                                             1.15%            56,011      10.439205        584,710         -7.78%
                                             1.20%            12,678      10.430444        132,237         -7.83%
                                             1.25%             7,038      10.421715         73,348         -7.87%
                                             1.30%             2,321      10.412956         24,168         -7.92%
                                             1.35%               552      10.404221          5,743         -7.97%
                                             1.40%             7,042      10.395475         73,205         -8.01%
                                             1.45%             6,974      10.386727         72,437         -8.06%
                                             1.50%             4,504      10.378005         46,743         -8.11%
                                             1.60%            11,896      10.360545        123,249         -8.20%
                                             1.65%             1,679      10.351820         17,381         -8.25%
                                             1.85%               253      10.316947          2,610         -8.43%
                                             0.95% EV***      36,070      11.120783        401,127         -7.96% 01/21/00
                                             1.00% EV***      90,947      11.109790      1,010,402         -8.00% 01/21/00
                                             1.05% EV***         521      11.098780          5,782         -8.05% 01/21/00
                                             1.10% EV***       3,828      11.087819         42,444         -8.09% 01/21/00
                                             1.20% EV***         525      11.065857          5,810         -8.18% 01/21/00
  1999 ................................      0.95%         1,621,378      15.419403     25,000,681         22.97%
                                             1.00%         1,648,055      15.404707     25,387,804         22.91%
                                             1.05%           326,387      15.390001      5,023,096         22.84%
                                             1.10%            10,698      11.323961        121,144         13.24% 5/03/99
                                             1.15%            51,988      11.320167        588,513         13.20% 5/03/99
                                             1.20%             3,411      11.316365         38,600         13.16% 5/03/99
                                             1.25%             3,881      11.312579         43,904         13.13% 5/03/99
                                             1.30%               964      11.308771         10,902         13.09% 5/03/99
                                             1.40%               311      11.301172          3,515         13.01% 5/03/99
                                             1.45%             2,852      11.297372         32,220         12.97% 5/03/99

                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
                                             1.50%               565      11.293580          6,381         12.94% 5/03/99
                                             1.60%               572      11.285979          6,456         12.86% 5/03/99
                                             1.65%               397      11.282174          4,479         12.82% 5/03/99
                                             1.85%               253      11.266962          2,851         12.67% 5/03/99
  1998 ................................      0.95%           558,773      12.539357      7,006,654         25.39% 2/09/98
                                             1.00%           490,267      12.533725      6,144,872         25.34% 2/09/98
                                             1.05%           133,901      12.528086      1,677,523         25.28% 2/09/98

Fidelity(R) VIP Fund II - Contrafund
Portfolio: Service Class 2
  2001 ................................      0.95%           631,501       8.021141      5,065,359        -13.31%
                                             1.00%           384,111       8.014382      3,078,412        -13.35%
                                             1.05%            40,991       8.007633        328,241        -13.39%
                                             1.10%           188,099       8.000890      1,504,959        -13.44%
                                             1.15%            32,102       7.994141        256,628        -13.48%
                                             1.20%            33,636       7.987395        268,664        -13.53%
                                             1.25%            28,069       7.980666        224,009        -13.57%
                                             1.30%             3,657       7.973926         29,161        -13.61%
                                             1.35%             5,144       7.967172         40,983        -13.66%
                                             1.40%            27,316       7.960462        217,448        -13.70%
                                             1.45%             9,319       7.953714         74,121        -13.75%
                                             1.50%            17,071       7.947001        135,663        -13.79%
                                             1.55%            12,293       7.940263         97,610        -13.83%
                                             1.60%               556       7.933544          4,411        -13.88%
                                             1.65%             3,952       7.926820         31,327        -13.92%
                                             1.70%             2,902       7.920110         22,984        -13.97%
                                             1.75%             3,113       7.913380         24,634        -14.01%
                                             1.80%               110       7.906658            870        -14.05%
                                             1.95%               114       7.886531            899        -14.19%
                                             0.95% EV***     273,916       8.944234      2,449,969        -13.78%
                                             1.00% EV***     480,367       8.932089      4,290,681        -13.82%
                                             1.05% EV***      20,326       8.919975        181,307        -13.86%
                                             1.10% EV***     166,228       8.907873      1,480,738        -13.91%
                                             1.15% EV***     108,819       8.895752        968,027        -13.95%
                                             1.20% EV***      10,317       8.883654         91,653        -14.00%
                                             1.25% EV***      20,403       8.871582        181,007        -14.04%
                                             1.30% EV***       1,824       8.859517         16,160        -14.08%
                                             1.35% EV***       1,961       8.847443         17,350        -14.13%
                                             1.40% EV***         107       8.835386            945        -14.17%
                                             1.45% EV***       3,407       8.823361         30,061        -14.22%
                                             1.50% EV***          58       8.811336            511        -14.26%
                                             1.55% EV***       2,867       8.799316         25,228        -14.30%
                                             1.65% EV***       5,938       8.775287         52,108        -14.39%
  2000 ................................      0.95%           337,266       9.252181      3,120,446         -7.48% 05/01/00
                                             1.00%           297,367       9.249091      2,750,374         -7.51% 05/01/00
                                             1.05%            23,545       9.246004        217,697         -7.54% 05/01/00
                                             1.10%            70,842       9.242912        654,786         -7.57% 05/01/00
                                             1.15%            14,206       9.239821        131,261         -7.60% 05/01/00
                                             1.20%            23,307       9.236735        215,281         -7.63% 05/01/00
                                             1.25%            12,291       9.233647        113,491         -7.66% 05/01/00
                                             1.30%             1,090       9.230553         10,061         -7.69% 05/01/00
                                             1.35%             1,679       9.227456         15,493         -7.73% 05/01/00
                                             1.40%             1,556       9.224369         14,353         -7.76% 05/01/00
                                             1.45%             8,469       9.221273         78,095         -7.79% 05/01/00
                                             1.50%               729       9.218183          6,720         -7.82% 05/01/00


                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
                                             1.55%             2,192       9.215087         20,199         -7.85% 05/01/00
                                             1.60%               556       9.211994          5,122         -7.88% 05/01/00
                                             1.65%             1,440       9.208896         13,261         -7.91% 05/01/00
                                             1.70%             1,750       9.205805         16,110         -7.94% 05/01/00
                                             1.80%                63       9.199607            580         -8.00% 05/01/00
                                             1.95%               179       9.190315          1,645         -8.10% 05/01/00
                                             0.95% EV***     173,841      10.373275      1,803,300         -7.73% 05/01/00
                                             1.00% EV***     329,513      10.364487      3,415,233         -7.76% 05/01/00
                                             1.05% EV***      25,794      10.355712        267,115         -7.79% 05/01/00
                                             1.10% EV***      47,288      10.346960        489,287         -7.83% 05/01/00
                                             1.15% EV***      60,202      10.338173        622,379         -7.86% 05/01/00
                                             1.20% EV***      11,533      10.329407        119,129         -7.89% 05/01/00
                                             1.25% EV***       3,754      10.320654         38,744         -7.92% 05/01/00
                                             1.30% EV***       4,481      10.311898         46,208         -7.95% 05/01/00
                                             1.35% EV***         491      10.303130          5,059         -7.98% 05/01/00
                                             1.45% EV***         644      10.285631          6,624         -8.04% 05/01/00

Fidelity(R) VIP Fund II - Index 500
Portfolio: Initial Class
  2001 ................................      0.95%         3,565,691      11.393756     40,626,613        -12.94%
                                             1.00%         2,094,072      11.371387     23,812,503        -12.99%
                                             1.05%           368,908      11.349065      4,186,761        -13.03%
                                             1.10%           512,540       8.451416      4,331,689        -13.07%
                                             1.15%            50,509       8.440017        426,297        -13.12%
                                             1.20%            83,893       8.428653        707,105        -13.16%
                                             1.25%            32,336       8.417305        272,182        -13.21%
                                             1.30%           478,288      14.632127      6,998,371        -13.25%
                                             1.35%            11,142       8.394605         93,533        -13.30%
                                             1.40%         4,042,073      14.558975     58,848,440        -13.34%
                                             1.45%           171,430      12.013694      2,059,508        -13.38%
                                             1.50%            81,081      11.988361        972,028        -13.43%
                                             1.55%            48,018       8.349328        400,918        -13.47%
                                             1.60%             1,476       8.338036         12,307        -13.52%
                                             1.65%             8,728       8.326755         72,676        -13.56%
                                             1.70%             4,765       8.315471         39,623        -13.61%
                                             1.80%             1,558       8.292965         12,920        -13.69%
                                             1.85%               253       8.281718          2,095        -13.74%
                                             2.05%               416       8.236813          3,427        -13.91%
                                             0.95% EV***     322,079      14.556280      4,688,272        -13.41%
                                             1.00% EV***     373,552      12.011468      4,486,908        -13.46%
                                             1.05% EV***      17,815      11.986172        213,534        -13.50%
                                             1.10% EV***     260,688       9.076390      2,366,106        -13.55%
                                             1.15% EV***      28,995       9.062761        262,775        -13.59%
                                             1.20% EV***      25,624       9.049145        231,875        -13.64%
                                             1.25% EV***      10,897       9.035541         98,460        -13.68%
                                             1.30% EV***         751       9.021955          6,775        -13.72%
                                             1.35% EV***       1,155       9.008371         10,405        -13.77%
                                             1.40% EV***       1,812       8.994816         16,299        -13.81%
                                             1.50% EV***         228       8.967734          2,045        -13.90%
                                             1.55% EV***         981       8.954204          8,784        -13.95%
                                             1.65% EV***      11,303       8.927216        100,904        -14.03%

                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
  2000 ................................      0.95%         3,792,958      13.087430     49,640,072        -10.16%
                                             1.00%         2,272,304      13.068369     29,695,307        -10.21%
                                             1.05%           425,793      13.049356      5,556,324        -10.25%
                                             1.10%           107,389       9.722536      1,044,093        -10.30%
                                             1.15%            29,731       9.714380        288,818        -10.34%
                                             1.20%            79,152       9.706237        768,268        -10.39%
                                             1.25%            19,211       9.698102        186,310        -10.43%
                                             1.30%           483,681      16.867202      8,158,345        -10.48%
                                             1.35%             1,658       9.681826         16,052        -10.52%
                                             1.40%         4,543,596      16.800024     76,332,522        -10.57%
                                             1.45%           213,976      13.870024      2,967,852        -10.61%
                                             1.50%            79,601      13.847864      1,102,304        -10.66%
                                             1.55%             2,613       9.649314         25,214        -10.70%
                                             1.60%             1,476       9.641192         14,230        -10.75%
                                             1.65%             3,975       9.633081         38,291        -10.79%
                                             1.70%             2,702       9.624951         26,007        -10.84%
                                             1.80%               118       9.608747          1,134        -10.93%
                                             1.85%               253       9.600631          2,429        -10.97%
                                             0.95% EV***     203,738      16.811505      3,425,142         -8.77% 01/21/00
                                             1.00% EV***     248,030      13.879517      3,442,537         -8.81% 01/21/00
                                             1.05% EV***       7,124      13.857367         98,720         -8.85% 01/21/00
                                             1.10% EV***      19,337      10.498705        203,013         -8.90% 01/21/00
                                             1.15% EV***      20,679      10.488300        216,888         -8.94% 01/21/00
                                             1.20% EV***      23,911      10.477911        250,537         -8.98% 01/21/00
                                             1.25% EV***       4,755      10.467539         49,773         -9.03% 01/21/00
                                             1.30% EV***       7,930      10.457155         82,925         -9.07% 01/21/00
                                             1.35% EV***         618      10.446770          6,456         -9.11% 01/21/00
                                             1.40% EV***         560      10.436404          5,844         -9.16% 01/21/00
                                             1.45% EV***         416      10.426051          4,337         -9.20% 01/21/00
                                             1.55% EV***         659      10.405331          6,857         -9.29% 01/21/00
  1999 ................................      0.95%         3,136,858      14.567662     45,696,687         19.37%
                                             1.00%         1,831,446      14.553757     26,654,420         19.31%
                                             1.05%           369,530      14.539880      5,372,922         19.25%
                                             1.10%            18,731      10.838507        203,016          8.39% 05/03/99
                                             1.15%             2,318      10.834863         25,115          8.35% 05/03/99
                                             1.20%             6,577      10.831230         71,237          8.31% 05/03/99
                                             1.25%             1,376      10.827599         14,899          8.28% 05/03/99
                                             1.30%           434,073      18.841144      8,178,432         18.94%
                                             1.40%         4,262,259      18.785022     80,066,629         18.82%
                                             1.45%           174,557      15.516650      2,708,540         18.76%
                                             1.50%            59,443      15.499687        921,348         18.70%
                                             1.60%               765      10.802136          8,264          8.02% 05/03/99
                                             1.65%               271      10.798506          2,926          7.99% 05/03/99
                                             1.85%               253      10.783929          2,728          7.84% 05/03/99
  1998 ................................      0.95%           534,278      12.204206      6,520,439         22.04% 02/09/98
                                             1.00%           523,345      12.198716      6,384,137         21.99% 02/09/98
                                             1.05%           117,105      12.193234      1,427,889         21.93% 02/09/98
                                             1.30%           269,442      15.840285      4,268,038         26.66%
                                             1.40%         3,479,661      15.809112     55,010,350         26.53%
                                             1.45%            91,737      13.065126      1,198,555         26.47%
                                             1.50%            27,002      13.057468        352,578         26.40%


                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
  1997 ................................      1.30%           134,997      12.506255      1,688,307         25.06% 01/20/97
                                             1.40%         2,158,606      12.494291     26,970,252         24.94% 01/20/97
                                             1.45%             3,705      10.330898         38,276          3.31% 11/03/97
                                             1.50%             1,768      10.330070         18,264          3.30% 11/03/97

Fidelity(R) VIP Fund II - Investment
Grade Bond Portfolio: Initial Class
  2001 ................................      0.95%         1,516,237      12.401055     18,802,938          7.43%
                                             1.00%         1,005,660      12.376695     12,446,747          7.37%
                                             1.05%           358,339      12.352419      4,426,353          7.32%
                                             1.10%           252,187      11.579832      2,920,283          7.26%
                                             1.15%            62,447      11.564259        722,153          7.21%
                                             1.20%            19,309      11.548686        222,994          7.16%
                                             1.25%            21,311      11.533137        245,783          7.10%
                                             1.30%           236,854      13.353240      3,162,768          7.05%
                                             1.35%             5,056      11.502068         58,154          6.99%
                                             1.40%         3,300,307      13.283557     43,839,816          6.94%
                                             1.45%            65,816      12.434847        818,412          6.88%
                                             1.50%            41,763      12.408647        518,222          6.83%
                                             1.55%             5,375      11.440067         61,490          6.77%
                                             1.60%               541      11.424622          6,181          6.72%
                                             1.70%                43      11.393734            490          6.61%
                                             1.75%             1,078      11.378314         12,266          6.56%
                                             1.85%               220      11.347517          2,496          6.45%
                                             0.95% EV***     231,976      13.292039      3,083,434          6.99%
                                             1.00% EV***     188,937      12.442816      2,350,908          6.94%
                                             1.05% EV***      64,656      12.416621        802,809          6.88%
                                             1.10% EV***     144,140      11.378567      1,640,107          6.83%
                                             1.15% EV***      21,476      11.361482        243,999          6.77%
                                             1.20% EV***      14,435      11.344442        163,757          6.72%
                                             1.25% EV***      23,514      11.327412        266,353          6.66%
                                             1.30% EV***         204      11.310380          2,307          6.61%
                                             1.35% EV***       1,132      11.293365         12,784          6.55%
                                             1.40% EV***       1,965      11.276388         22,158          6.50%
                                             1.45% EV***         333      11.259416          3,749          6.45%
                                             1.50% EV***         231      11.242483          2,597          6.39%
  2000 ................................      0.95%         1,198,221      11.543603     13,831,788         10.17%
                                             1.00%           902,645      11.526779     10,404,589         10.11%
                                             1.05%           382,769      11.510006      4,405,673         10.06%
                                             1.10%            86,761      10.795593        936,636         10.00%
                                             1.15%            21,365      10.786552        230,455          9.95%
                                             1.20%             8,974      10.777507         96,717          9.89%
                                             1.25%            11,996      10.768479        129,179          9.84%
                                             1.30%           177,981      12.474251      2,220,180          9.78%
                                             1.40%         2,966,213      12.421795     36,845,690          9.67%
                                             1.45%            56,100      11.634088        652,672          9.62%
                                             1.50%            29,851      11.615489        346,734          9.56%
                                             0.95% EV***      24,704      12.423558        306,912         10.69% 01/21/00
                                             1.00% EV***      57,845      11.635756        673,070         10.64% 01/21/00
                                             1.05% EV***       4,374      11.617183         50,814         10.58% 01/21/00
                                             1.10% EV***       5,486      10.651391         58,434         10.53% 01/21/00
                                             1.15% EV***       4,148      10.640829         44,138         10.48% 01/21/00
                                             1.20% EV***       9,171      10.630296         97,490         10.43% 01/21/00

                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
                                             1.25% EV***         505      10.619754          5,363         10.37% 01/21/00
                                             1.35% EV***         176      10.598673          1,865         10.27% 01/21/00
                                             1.40% EV***         584      10.588147          6,183         10.22% 01/21/00
  1999 ................................      0.95%         1,080,565      10.478118     11,322,288         -1.99%
                                             1.00%           710,234      10.468109      7,434,807         -2.04%
                                             1.05%           345,609      10.458120      3,614,420         -2.09%
                                             1.10%            17,542       9.813933        172,156         -1.86%  05/03/99
                                             1.15%             4,162       9.810644         40,832         -1.89%  05/03/99
                                             1.20%               626       9.807349          6,139         -1.93%  05/03/99
                                             1.25%             5,985       9.804059         58,677         -1.96%  05/03/99
                                             1.30%           264,079      11.362789      3,000,674         -2.34%
                                             1.40%         3,487,829      11.326409     39,504,578         -2.43%
                                             1.45%            66,670      10.613518        707,603         -2.48%
                                             1.50%            19,058      10.601902        202,051         -2.53%
  1998 ................................      0.95%           398,436      10.690813      4,259,605          6.91% 02/09/98
                                             1.00%           520,809      10.686005      5,565,368          6.86% 02/09/98
                                             1.05%           163,774      10.681197      1,749,302          6.81% 02/09/98
                                             1.30%           252,952      11.634559      2,942,985          7.43%
                                             1.40%         3,388,904      11.609070     39,342,024          7.32%
                                             1.45%            10,876      10.883913        118,373          7.27%
                                             1.50%             6,850      10.877515         74,511          7.21%
  1997 ................................      1.30%           179,575      10.829778      1,944,757          7.64%
                                             1.40%         2,454,357      10.817010     26,548,804          7.53%
                                             1.50%             4,398      10.145651         44,621          1.46% 11/03/97

Fidelity(R) VIP Fund III - Aggressive
Growth Portfolio: Service Class
  2001 ................................      0.95%            13,496       9.189889        124,027         -8.10% 01/02/01
                                             1.00%             4,015       9.185260         36,879         -8.15% 01/02/01
                                             1.05%             5,773       9.180625         53,000         -8.19% 01/02/01
                                             0.95% EV***       8,221       9.146429         75,193         -8.54% 01/02/01
                                             1.60% EV***       3,048       9.086433         27,695         -9.14% 01/02/01

Fidelity(R) VIP Fund III - Aggressive
Growth Portfolio: Service Class 2
  2001 ................................      0.95%            25,683       9.134111        234,591         -8.66% 01/02/01
                                             1.00%             4,944       9.129517         45,136         -8.70% 01/02/01
                                             1.10%            17,886       9.120319        163,126         -8.80% 01/02/01
                                             1.15%             2,385       9.115723         21,741         -8.84% 01/02/01
                                             1.20%               794       9.111125          7,234         -8.89% 01/02/01
                                             1.25%               837       9.106521          7,622         -8.93% 01/02/01
                                             1.30%               391       9.101935          3,559         -8.98% 01/02/01
                                             1.35%               113       9.097328          1,028         -9.03% 01/02/01
                                             1.40%             2,264       9.092738         20,586         -9.07% 01/02/01
                                             1.45%                94       9.088147            854         -9.12% 01/02/01
                                             1.50%               372       9.083545          3,379         -9.16% 01/02/01
                                             1.55%               188       9.078951          1,707         -9.21% 01/02/01
                                             1.65%               101       9.069748            916         -9.30% 01/02/01
                                             1.95%                51       9.042161            461         -9.58% 01/02/01
                                             0.95% EV***      49,153       9.090730        446,837         -9.09% 01/02/01
                                             1.00% EV***       7,581       9.086143         68,882         -9.14% 01/02/01
                                             1.05% EV***         436       9.081554          3,960         -9.18% 01/02/01
                                             1.10% EV***      21,260       9.076973        192,976         -9.23% 01/02/01
                                             1.15% EV***       9,121       9.072380         82,749         -9.28% 01/02/01
                                             1.20% EV***         437       9.067803          3,963         -9.32% 01/02/01
                                             1.25% EV***       1,436       9.063209         13,015         -9.37% 01/02/01

                                                                     (Continued)

                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
                                             1.35% EV***          27       9.054033            244         -9.46% 01/02/01
                                             1.40% EV***         225       9.049447          2,036         -9.51% 01/02/01
                                             1.65% EV***       3,140       9.026513         28,343         -9.73% 01/02/01

Fidelity(R) VIP Fund III - Balanced
Portfolio: Initial Class
  2001 ................................      1.30%           563,286      16.183050      9,115,686         -2.86%
                                             1.40%         4,900,704      16.068810     78,748,481         -2.96%
                                             1.45%            38,648      11.225264        433,834         -3.01%
                                             1.50%            24,064      11.201595        269,555         -3.06%
  2000 ................................      1.30%           622,545      16.660326     10,371,803         -5.54%
                                             1.40%         5,872,179      16.559606     97,240,971         -5.63%
                                             1.45%            61,102      11.574021        707,196         -5.68%
                                             1.50%            23,036      11.555522        266,193         -5.73%
  1999 ................................      1.30%           849,245      17.636796     14,977,961          3.19%
                                             1.40%         7,788,648      17.547850    136,674,027          3.08%
                                             1.45%           102,797      12.270926      1,261,414          3.03%
                                             1.50%            22,552      12.257491        276,431          2.98%
  1998 ................................      1.30%           917,890      17.091747     15,688,344         16.11%
                                             1.40%         8,755,609      17.022798    149,044,963         15.99%
                                             1.45%            70,479      11.909803        839,391         15.94%
                                             1.50%             8,804      11.902806        104,792         15.88%
  1997 ................................      1.30%           892,614      14.720075     13,139,345         20.60%
                                             1.40%         8,800,311      14.675543    129,149,342         20.47%
                                             1.45%             8,383      10.272783         86,117          2.73% 11/03/97
                                             1.50%             1,363      10.271954         14,001          2.72% 11/03/97

Fidelity(R) VIP Fund III - Balanced
Portfolio: Service Class
  2001 ................................      0.95%         1,011,363      10.814571     10,937,457         -2.66%
                                             1.00%           906,349      10.793354      9,782,546         -2.71%
                                             1.05%           160,728      10.772159      1,731,388         -2.76%
                                             1.10%            19,383       8.983020        174,118         -2.81%
                                             1.15%             8,911       8.970919         79,940         -2.86%
                                             1.20%             1,650       8.958831         14,782         -2.91%
                                             1.25%             1,707       8.946767         15,272         -2.96%
                                             1.40%             6,969       8.910614         62,098         -3.11%
                                             1.45%               326       8.898573          2,901         -3.16%
                                             1.50%             2,529       8.886561         22,474         -3.21%
                                             0.95% EV***       6,671       9.440356         62,977         -3.13%
                                             1.00% EV***       8,768       9.426201         82,649         -3.18%
  2000 ................................      0.95%         1,066,956      11.110424     11,854,334         -5.29%
                                             1.00%           988,942      11.094249     10,971,569         -5.34%
                                             1.05%           185,556      11.078106      2,055,609         -5.38%
                                             1.10%            32,694       9.242848        302,186         -5.43%
                                             1.15%             6,834       9.235097         63,113         -5.48%
                                             1.20%               745       9.227351          6,874         -5.53%
                                             1.25%             1,707       9.219609         15,738         -5.57%
                                             1.40%             6,969       9.196411         64,090         -5.72%
                                             1.45%               326       9.188680          2,996         -5.76%
                                             1.50%             2,529       9.180959         23,219         -5.81%
                                             0.95% EV***      10,139       9.745711         98,812         -3.64% 01/21/00
                                             1.00% EV***       8,859       9.736067         86,252         -3.69% 01/21/00

                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
  1999 ................................      0.95%         1,089,824      11.730743     12,784,445          3.44%
                                             1.00%           953,953      11.719556     11,179,906          3.38%
                                             1.05%           204,340      11.708369      2,392,488          3.33%
                                             1.10%            13,284       9.773610        129,833         -2.26% 05/03/99
                                             1.15%             8,159       9.770329         79,716         -2.30% 05/03/99
                                             1.20%               257       9.767051          2,510         -2.33% 05/03/99
                                             1.25%             1,633       9.763773         15,944         -2.36% 05/03/99
                                             1.40%             3,154       9.753925         30,764         -2.46% 05/03/99
                                             1.45%               115       9.750647          1,121         -2.49% 05/03/99
  1998 ................................      0.95%           421,888      11.340963      4,784,616         13.41% 02/09/98
                                             1.00%           320,888      11.335864      3,637,543         13.36% 02/09/98
                                             1.05%            99,431      11.330772      1,126,630         13.31% 02/09/98

Fidelity(R) VIP Fund III - Balanced
Portfolio: Service Class 2
  2001 ................................      0.95%           191,331       9.339561      1,786,948         -2.81%
                                             1.00%           136,904       9.331703      1,277,547         -2.86%
                                             1.05%             9,191       9.323847         85,695         -2.91%
                                             1.10%            70,419       9.315980        656,022         -2.96%
                                             1.15%            20,361       9.308152        189,523         -3.01%
                                             1.20%             8,988       9.300292         83,591         -3.06%
                                             1.25%            25,031       9.292439        232,599         -3.10%
                                             1.30%               846       9.284604          7,855         -3.15%
                                             1.35%             7,676       9.276764         71,208         -3.20%
                                             1.40%            15,251       9.268926        141,360         -3.25%
                                             1.45%             1,306       9.261102         12,095         -3.30%
                                             1.50%             9,570       9.253257         88,554         -3.35%
                                             1.55%             4,100       9.245426         37,906         -3.40%
                                             1.60%             2,815       9.237597         26,004         -3.45%
                                             1.65%             2,761       9.229781         25,483         -3.50%
                                             1.70%             1,964       9.221950         18,112         -3.55%
                                             1.75%                72       9.214134            663         -3.60%
                                             1.80%               157       9.206319          1,445         -3.65%
                                             1.95%                75       9.182880            689         -3.80%
                                             0.95% EV***     166,985       8.907331      1,487,391         -3.28%
                                             1.00% EV***     305,967       8.895252      2,721,654         -3.33%
                                             1.05% EV***       4,760       8.883173         42,284         -3.38%
                                             1.10% EV***     163,111       8.871100      1,446,974         -3.43%
                                             1.15% EV***      68,947       8.859065        610,806         -3.48%
                                             1.20% EV***       5,660       8.847020         50,074         -3.53%
                                             1.25% EV***       2,658       8.834986         23,483         -3.58%
                                             1.30% EV***       3,208       8.822974         28,304         -3.62%
                                             1.35% EV***         845       8.810962          7,445         -3.67%
                                             1.40% EV***       1,898       8.798961         16,700         -3.72%
                                             1.45% EV***       3,361       8.786990         29,533         -3.77%
                                             1.55% EV***       3,583       8.763033         31,398         -3.87%
  2000 ................................      0.95%            88,470       9.609431        850,146         -3.91% 05/01/00
                                             1.00%            90,572       9.606225        870,055         -3.94% 05/01/00
                                             1.05%             4,993       9.603019         47,948         -3.97% 05/01/00
                                             1.10%             9,499       9.599804         91,189         -4.00% 05/01/00
                                             1.15%             2,736       9.596605         26,256         -4.03% 05/01/00
                                             1.20%             4,889       9.593396         46,902         -4.07% 05/01/00
                                             1.25%             5,498       9.590173         52,727         -4.10% 05/01/00
                                             1.35%                28       9.583762            268         -4.16% 05/01/00


                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
                                             1.40%               323       9.580552          3,095         -4.19% 05/01/00
                                             1.45%               759       9.577347          7,269         -4.23% 05/01/00
                                             1.50%             1,175       9.574134         11,250         -4.26% 05/01/00
                                             1.70%             1,152       9.561266         11,015         -4.39% 05/01/00
                                             1.80%                92       9.554841            879         -4.45% 05/01/00
                                             0.95% EV***      52,824       9.209289        486,471         -4.19% 05/01/00
                                             1.00% EV***     179,677       9.201496      1,653,297         -4.23% 05/01/00
                                             1.05% EV***       3,182       9.193692         29,254         -4.26% 05/01/00
                                             1.10% EV***      10,234       9.185896         94,008         -4.29% 05/01/00
                                             1.15% EV***       4,076       9.178128         37,410         -4.32% 05/01/00
                                             1.20% EV***         744       9.170331          6,823         -4.35% 05/01/00
                                             1.40% EV***         652       9.139224          5,959         -4.48% 05/01/00
                                             1.45% EV***       3,660       9.131470         33,421         -4.52% 05/01/00

Fidelity(R) VIP Fund III - Dynamic
Capital Appreciation Fund: Service
Class
  2001 ................................      0.95%            93,306       6.173069        575,984        -29.29%
                                             1.00%            27,051       6.169162        166,882        -29.32%
                                             1.20%               180       6.153578          1,108        -29.47%
                                             1.40%               554       6.138007          3,400        -29.61%
                                             0.95% EV***       1,924       5.974583         11,495        -29.78%
                                             1.00% EV***       2,327       5.970736         13,894        -29.81%
  2000 ................................      0.95%            39,433       8.729886        344,246        -12.70% 10/02/00
                                             1.00%            19,721       8.728825        172,141        -12.71% 10/02/00
                                             0.95% EV***         993       8.507907          8,448        -12.81% 10/02/00
                                             1.00% EV***       2,684       8.506791         22,832        -12.82% 10/02/00

Fidelity(R) VIP Fund III - Dynamic
Capital Appreciation Fund:
Service Class 2
  2001 ................................      0.95%           102,698       6.173063        633,961        -29.29%
                                             1.00%            27,671       6.169168        170,707        -29.32%
                                             1.05%             5,402       6.165263         33,305        -29.36%
                                             1.10%            29,104       6.161373        179,321        -29.40%
                                             1.15%             8,576       6.157480         52,807        -29.43%
                                             1.20%             3,480       6.153576         21,414        -29.47%
                                             1.25%               777       6.149688          4,778        -29.50%
                                             1.35%                98       6.141898            602        -29.58%
                                             1.40%            10,748       6.138005         65,971        -29.61%
                                             1.45%             1,179       6.134116          7,232        -29.65%
                                             1.50%             6,548       6.130220         40,141        -29.68%
                                             1.55%             1,109       6.126326          6,794        -29.72%
                                             1.60%               743       6.122437          4,549        -29.76%
                                             1.65%             1,466       6.118558          8,970        -29.79%
                                             1.75%             5,896       6.110762         36,029        -29.86%
                                             1.85%               179       6.102986          1,092        -29.94%
                                             0.95% EV***      92,875       5.974554        554,887        -29.78%
                                             1.00% EV***      93,806       5.970706        560,088        -29.81%
                                             1.05% EV***       1,120       5.966858          6,683        -29.85%
                                             1.10% EV***      36,373       5.963007        216,892        -29.88%
                                             1.15% EV***      23,205       5.959173        138,283        -29.92%
                                             1.20% EV***       7,086       5.955324         42,199        -29.96%
                                             1.25% EV***       7,117       5.951481         42,357        -29.99%
                                             1.35% EV***          74       5.943784            440        -30.06%

                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
                                             1.40% EV***         849       5.939955          5,043        -30.10%
                                             1.45% EV***          94       5.936108            558        -30.14%
                                             1.65% EV***         598       5.920754          3,541        -30.28%
  2000 ................................      0.95%             9,002       8.729884         78,586        -12.70% 10/02/00
                                             1.00%            11,952       8.728826        104,327        -12.71% 10/02/00
                                             1.05%               343       8.727758          2,994        -12.72% 10/02/00
                                             1.10%                24       8.726696            209        -12.73% 10/02/00
                                             1.20%             2,091       8.724565         18,243        -12.75% 10/02/00
                                             1.45%             1,179       8.719240         10,280        -12.81% 10/02/00
                                             1.50%               381       8.718171          3,322        -12.82% 10/02/00
                                             0.95% EV***      32,201       8.507905        273,963        -14.92% 09/25/00
                                             1.00% EV***      57,911       8.506788        492,637        -14.93% 09/25/00
                                             1.05% EV***       2,288       8.505666         19,461        -14.94% 09/25/00
                                             1.10% EV***       5,231       8.504545         44,487        -14.95% 09/25/00
                                             1.15% EV***       5,390       8.503426         45,833        -14.97% 09/25/00
                                             1.20% EV***       6,537       8.502305         55,580        -14.98% 09/25/00
                                             1.25% EV***       6,026       8.501183         51,228        -14.99% 09/25/00

Fidelity(R) VIP Fund III - Growth &
Income Portfolio: Initial Class
  2001 ................................      1.30%           265,577      14.597964      3,876,883         -9.94%
                                             1.40%         2,911,676      14.524988     42,292,059        -10.03%
                                             1.45%           132,560      12.211208      1,618,718        -10.08%
                                             1.50%            40,331      12.185475        491,452        -10.12%
  2000 ................................      1.30%           287,763      16.209245      4,664,421         -4.86%
                                             1.40%         3,385,092      16.144665     54,651,176         -4.96%
                                             1.45%           154,167      13.579820      2,093,560         -5.01%
                                             1.50%            41,235      13.558120        559,069         -5.05%
  1999 ................................      1.30%           284,635      17.037809      4,849,557          7.75%
                                             1.40%         3,863,839      16.987037     65,635,176          7.64%
                                             1.45%           153,521      14.295582      2,194,672          7.59%
                                             1.50%            41,588      14.279936        593,874          7.53%
  1998 ................................      1.30%           183,154      15.812524      2,896,127         27.91%
                                             1.40%         3,344,233      15.781386     52,776,632         27.78%
                                             1.45%           117,575      13.287693      1,562,301         27.71%
                                             1.50%             9,027      13.279886        119,878         27.65%
  1997 ................................      1.30%            91,747      12.362549      1,134,227         23.63% 01/20/97
                                             1.40%         2,011,372      12.350709     24,841,870         23.51% 01/20/97
                                             1.45%             6,119      10.404380         63,664          4.04% 11/03/97
                                             1.50%             3,430      10.403545         35,684          4.04% 11/03/97

Fidelity(R) VIP Fund III - Growth &
Income Portfolio: Service Class
  2001 ................................      0.95%         1,800,094      11.529603     20,754,369         -9.72%
                                             1.00%         2,006,623      11.506965     23,090,141         -9.77%
                                             1.05%           407,990      11.484381      4,685,513         -9.81%
                                             1.10%            39,135       8.638736        338,077         -9.86%
                                             1.15%            44,926       8.627103        387,581         -9.90%
                                             1.20%             8,390       8.615493         72,284         -9.95%
                                             1.25%             6,788       8.603875         58,403        -10.00%
                                             1.30%               904       8.592265          7,767        -10.04%
                                             1.40%            11,190       8.569097         95,888        -10.13%
                                             1.45%            24,151       8.557520        206,673        -10.18%
                                             1.50%               799       8.545956          6,828        -10.23%
                                             0.95% EV***      31,070       9.244551        287,228        -10.18%
                                             1.00% EV***      49,310       9.230688        455,165        -10.22%

                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
  2000 ................................      0.95%         2,032,468      12.771052     25,956,755         -4.60%
                                             1.00%         2,285,543      12.752459     29,146,293         -4.65%
                                             1.05%           455,772      12.733906      5,803,758         -4.70%
                                             1.10%            51,939       9.583526        497,759         -4.75%
                                             1.15%            47,976       9.575498        459,394         -4.79%
                                             1.20%             9,694       9.567480         92,747         -4.84%
                                             1.25%             6,285       9.559452         60,081         -4.89%
                                             1.30%               914       9.551417          8,730         -4.94%
                                             1.40%            12,851       9.535389        122,539         -5.03%
                                             1.45%            25,912       9.527370        246,873         -5.08%
                                             1.50%               974       9.519356          9,272         -5.13%
                                             0.95% EV***      32,298      10.292096        332,414         -2.69% 01/21/00
                                             1.00% EV***      53,368      10.281918        548,725         -2.74% 01/21/00
  1999 ................................      0.95%         1,715,998      13.387303     22,972,585          8.03%
                                             1.00%         2,201,561      13.374521     29,444,824          7.97%
                                             1.05%           448,328      13.361770      5,990,456          7.92%
                                             1.10%            15,029      10.061118        151,209          0.61% 05/03/99
                                             1.15%            32,590      10.057746        327,782          0.58% 05/03/99
                                             1.20%             5,170      10.054379         51,981          0.54% 05/03/99
                                             1.25%             3,518      10.051000         35,359          0.51% 05/03/99
                                             1.30%               173      10.047615          1,738          0.48% 05/03/99
                                             1.40%             6,204      10.040866         62,294          0.41% 05/03/99
                                             1.45%               284      10.037482          2,851          0.37% 05/03/99
                                             1.50%               530      10.034112          5,318          0.34% 05/03/99
  1998 ................................      0.95%           622,486      12.392371      7,714,077         23.92% 02/09/98
                                             1.00%           704,858      12.386801      8,730,936         23.87% 02/09/98
                                             1.05%           154,651      12.381235      1,914,770         23.81% 02/09/98

Fidelity(R) VIP Fund III - Growth & Income
Portfolio: Service Class 2
  2001 ................................      0.95%           395,692       8.856439      3,504,422         -9.88%
                                             1.00%           262,477       8.848996      2,322,658         -9.92%
                                             1.05%            35,057       8.841534        309,958         -9.97%
                                             1.10%           128,141       8.834091      1,132,009        -10.01%
                                             1.15%            31,580       8.826630        278,745        -10.06%
                                             1.20%            22,086       8.819213        194,781        -10.11%
                                             1.25%            44,878       8.811766        395,454        -10.15%
                                             1.30%             3,422       8.804323         30,128        -10.20%
                                             1.35%             5,495       8.796886         48,339        -10.24%
                                             1.40%            10,388       8.789444         91,305        -10.29%
                                             1.45%             5,662       8.782013         49,724        -10.33%
                                             1.50%             4,057       8.774593         35,599        -10.38%
                                             1.55%             1,408       8.767150         12,344        -10.43%
                                             1.60%               945       8.759735          8,278        -10.47%
                                             1.65%               280       8.752315          2,451        -10.52%
                                             1.75%             2,124       8.737483         18,558        -10.61%
                                             0.95% EV***     315,120       8.552056      2,694,924        -10.33%
                                             1.00% EV***     520,891       8.540442      4,448,639        -10.38%
                                             1.05% EV***      15,866       8.528847        135,319        -10.43%
                                             1.10% EV***     182,430       8.517277      1,553,807        -10.47%
                                             1.15% EV***      46,778       8.505710        397,880        -10.52%
                                             1.20% EV***      13,922       8.494147        118,256        -10.56%
                                             1.25% EV***      13,815       8.482572        117,187        -10.61%

                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
                                             1.30% EV***         718       8.471044          6,082        -10.65%
                                             1.35% EV***       1,101       8.459509          9,314        -10.70%
                                             1.45% EV***       8,167       8.436483         68,901        -10.79%
                                             1.55% EV***       3,796       8.413478         31,938        -10.88%
                                             1.65% EV***       9,235       8.390522         77,486        -10.97%
                                             1.80% EV***         368       8.356161          3,075        -11.11%
  2000 ................................      0.95%           192,590       9.827003      1,892,583         -1.73% 05/01/00
                                             1.00%           201,030       9.823730      1,974,864         -1.76% 05/01/00
                                             1.05%            17,342       9.820444        170,306         -1.80% 05/01/00
                                             1.10%            64,054       9.817168        628,829         -1.83% 05/01/00
                                             1.15%            12,656       9.813882        124,204         -1.86% 05/01/00
                                             1.20%            11,400       9.810607        111,841         -1.89% 05/01/00
                                             1.25%            12,147       9.807331        119,130         -1.93% 05/01/00
                                             1.30%             1,140       9.804049         11,177         -1.96% 05/01/00
                                             1.35%               794       9.800774          7,782         -1.99% 05/01/00
                                             1.40%             2,589       9.797476         25,366         -2.03% 05/01/00
                                             1.45%             5,712       9.794199         55,944         -2.06% 05/01/00
                                             1.50%               363       9.790913          3,554         -2.09% 05/01/00
                                             0.95% EV***     153,206       9.537652      1,461,226         -2.02% 05/01/00
                                             1.00% EV***     381,316       9.529576      3,633,780         -2.05% 05/01/00
                                             1.05% EV***      16,047       9.521506        152,792         -2.09% 05/01/00
                                             1.10% EV***      79,125       9.513449        752,752         -2.12% 05/01/00
                                             1.15% EV***      18,405       9.505387        174,947         -2.15% 05/01/00
                                             1.20% EV***       7,059       9.497338         67,042         -2.18% 05/01/00
                                             1.25% EV***       6,204       9.489252         58,871         -2.22% 05/01/00
                                             1.35% EV***         967       9.473162          9,161         -2.28% 05/01/00
                                             1.45% EV***       5,608       9.457062         53,035         -2.35% 05/01/00
                                             1.55% EV***         758       9.440975          7,156         -2.41% 05/01/00

Fidelity(R) VIP Fund III - Growth
Opportunities Portfolio: Initial Class
  2001 ................................      1.30%         1,584,827      17.141409     27,166,168        -15.54%
                                             1.40%        13,321,722      17.020363    226,740,544        -15.63%
                                             1.45%           250,183       9.039693      2,261,578        -15.67%
                                             1.50%           135,413       9.020627      1,221,510        -15.71%
  2000 ................................      1.30%         2,009,368      20.295498     40,781,124        -18.14%
                                             1.40%        17,833,598      20.172772    359,753,106        -18.22%
                                             1.45%           328,826      10.719454      3,524,835        -18.26%
                                             1.50%           147,881      10.702308      1,582,668        -18.31%
  1999 ................................      1.30%         2,889,225      24.792904     71,632,278          2.92%
                                             1.40%        25,447,799      24.667851    627,742,514          2.81%
                                             1.45%           464,485      13.114680      6,091,572          2.76%
                                             1.50%           161,121      13.100322      2,110,737          2.71%
  1998 ................................      1.30%         3,147,708      24.090333     75,829,334         23.00%
                                             1.40%        28,914,698      23.993138    693,754,339         22.87%
                                             1.45%           341,678      12.762442      4,360,646         22.81%
                                             1.50%           118,332      12.754941      1,509,318         22.75%
  1997 ................................      1.30%         2,970,697      19.586347     58,185,102         28.26%
                                             1.40%        28,669,316      19.527096    559,828,486         28.13%
                                             1.45%            39,914      10.392122        414,791          3.92% 11/03/97
                                             1.50%             8,780      10.391285         91,235          3.91% 11/03/97


                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
Fidelity(R) VIP Fund III - Growth
Opportunities Portfolio: Service Class
  2001 ................................      0.95%         3,222,422       8.563313     27,594,608        -15.26%
                                             1.00%         2,843,997       8.546493     24,306,200        -15.30%
                                             1.05%           499,198       8.529705      4,258,012        -15.34%
                                             1.10%            73,522       6.868704        505,001        -15.39%
                                             1.15%            58,798       6.859446        403,322        -15.43%
                                             1.20%            13,084       6.850214         89,628        -15.47%
                                             1.25%             6,482       6.840964         44,343        -15.51%
                                             1.30%             1,663       6.831736         11,361        -15.56%
                                             1.40%            41,198       6.813290        280,694        -15.64%
                                             1.45%            34,763       6.804087        236,530        -15.69%
                                             1.50%             3,815       6.794882         25,922        -15.73%
                                             0.95% EV***      42,937       7.064734        303,338        -15.75%
                                             1.00% EV***      29,894       7.054123        210,876        -15.80%
                                             1.05% EV***         941       7.043536          6,628        -15.84%
                                             1.10% EV***       2,170       7.032958         15,262        -15.88%
                                             1.15% EV***       3,154       7.022393         22,149        -15.93%
                                             1.20% EV***         602       7.011821          4,221        -15.97%
                                             1.25% EV***       1,422       7.001277          9,956        -16.01%
  2000 ................................      0.95%         3,980,106      10.104959     40,218,808        -17.96%
                                             1.00%         3,559,493      10.090239     35,916,135        -18.00%
                                             1.05%           655,245      10.075545      6,601,950        -18.04%
                                             1.10%           103,519       8.117650        840,331        -18.08%
                                             1.15%            65,698       8.110845        532,866        -18.13%
                                             1.20%            15,299       8.104048        123,984        -18.17%
                                             1.25%             8,991       8.097237         72,802        -18.21%
                                             1.30%             1,674       8.090436         13,543        -18.25%
                                             1.40%            40,601       8.076838        327,928        -18.33%
                                             1.45%            36,263       8.070054        292,644        -18.37%
                                             1.50%             2,900       8.063257         23,383        -18.41%
                                             0.95% EV***      43,752       8.385906        366,900        -15.47% 01/21/00
                                             1.00% EV***      31,922       8.377594        267,430        -15.51% 01/21/00
                                             1.05% EV***         941       8.369304          7,876        -15.55% 01/21/00
                                             1.10% EV***       1,771       8.361014         14,807        -15.59% 01/21/00
                                             1.15% EV***       3,154       8.352731         26,345        -15.63% 01/21/00
                                             1.20% EV***         640       8.344440          5,340        -15.67% 01/21/00
                                             1.25% EV***       1,499       8.336162         12,496        -15.71% 01/21/00
  1999 ................................      0.95%         3,968,982      12.317183     48,886,678          3.19%
                                             1.00%         3,704,929      12.305429     45,590,741          3.14%
                                             1.05%           724,460      12.293685      8,906,283          3.09%
                                             1.10%            19,408       9.909749        192,328         -0.90% 05/03/99
                                             1.15%            30,958       9.906423        306,683         -0.94% 05/03/99
                                             1.20%             6,904       9.903104         68,371         -0.97% 05/03/99
                                             1.25%             2,972       9.899770         29,422         -1.00% 05/03/99
                                             1.30%               531       9.896444          5,255         -1.04% 05/03/99
                                             1.40%            19,140       9.889792        189,291         -1.10% 05/03/99
                                             1.45%             3,120       9.886469         30,846         -1.14% 05/03/99
                                             1.50%               648       9.883134          6,404         -1.17% 05/03/99
  1998 ................................      0.95%         1,746,629      11.936099     20,847,937         19.36% 02/09/98
                                             1.00%         1,727,652      11.930730     20,612,150         19.31% 02/09/98
                                             1.05%           384,081      11.925368      4,580,307         19.25% 02/09/98

                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
Fidelity(R) VIP Fund III - Growth
Opportunities Portfolio: Service Class 2
  2001 ................................      0.95%           349,911       7.192853      2,516,858        -15.46%
                                             1.00%           311,770       7.186798      2,240,628        -15.50%
                                             1.05%            15,424       7.180739        110,756        -15.54%
                                             1.10%           128,918       7.174692        924,947        -15.59%
                                             1.15%            13,238       7.168636         94,898        -15.63%
                                             1.20%            18,696       7.162591        133,912        -15.67%
                                             1.25%            10,647       7.156543         76,196        -15.71%
                                             1.30%             4,772       7.150507         34,122        -15.76%
                                             1.35%             1,232       7.144460          8,802        -15.80%
                                             1.40%             3,026       7.138417         21,601        -15.84%
                                             1.45%             6,438       7.132375         45,918        -15.89%
                                             1.50%             5,761       7.126334         41,055        -15.93%
                                             1.55%               336       7.120299          2,392        -15.97%
                                             1.60%               662       7.114268          4,710        -16.02%
                                             1.65%             2,104       7.108237         14,956        -16.06%
                                             1.75%                55       7.096176            390        -16.14%
                                             0.95% EV***     253,475       6.818583      1,728,340        -15.95%
                                             1.00% EV***     340,642       6.809318      2,319,540        -16.00%
                                             1.05% EV***       9,352       6.800072         63,594        -16.04%
                                             1.10% EV***     114,804       6.790828        779,614        -16.08%
                                             1.15% EV***      43,406       6.781591        294,362        -16.13%
                                             1.20% EV***       7,302       6.772361         49,452        -16.17%
                                             1.25% EV***      12,754       6.763137         86,257        -16.21%
                                             1.35% EV***         512       6.744727          3,453        -16.30%
                                             1.65% EV***       7,295       6.689669         48,801        -16.56%
                                             1.80% EV***         925       6.662242          6,163        -16.69%
  2000 ................................      0.95%           281,271       8.507865      2,393,016        -14.92% 05/01/00
                                             1.00%           228,130       8.505025      1,940,251        -14.95% 05/01/00
                                             1.05%            10,894       8.502185         92,623        -14.98% 05/01/00
                                             1.10%            75,111       8.499348        638,395        -15.01% 05/01/00
                                             1.15%            15,419       8.496504        131,008        -15.03% 05/01/00
                                             1.20%            11,894       8.493657        101,024        -15.06% 05/01/00
                                             1.25%             7,766       8.490822         65,940        -15.09% 05/01/00
                                             1.30%               632       8.487973          5,364        -15.12% 05/01/00
                                             1.35%               344       8.485135          2,919        -15.15% 05/01/00
                                             1.40%               872       8.482290          7,397        -15.18% 05/01/00
                                             1.45%             5,491       8.479448         46,561        -15.21% 05/01/00
                                             1.50%               575       8.476597          4,874        -15.23% 05/01/00
                                             1.65%                24       8.468056            203        -15.32% 05/01/00
                                             1.95%                59       8.450966            499        -15.49% 05/01/00
                                             0.95% EV***     173,728       8.112953      1,409,447        -15.20% 05/01/00
                                             1.00% EV***     225,390       8.106086      1,827,031        -15.22% 05/01/00
                                             1.05% EV***      11,853       8.099216         96,000        -15.25% 05/01/00
                                             1.10% EV***      51,485       8.092352        416,635        -15.28% 05/01/00
                                             1.15% EV***      26,215       8.085492        211,961        -15.31% 05/01/00
                                             1.20% EV***       5,770       8.078621         46,614        -15.34% 05/01/00
                                             1.25% EV***       7,594       8.071761         61,297        -15.37% 05/01/00

                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
Fidelity(R) VIP Fund III - Mid Cap
Portfolio: Initial Class
  2001 ................................      1.30%           157,589      18.410920      2,901,358         -4.48%
  2000 ................................      1.30%           155,784      19.273552      3,002,511         31.98%
  1999 ................................      1.30%            18,466      14.603095        269,661          46.03% 01/11/99

Fidelity(R) VIP Fund III - Mid Cap
Portfolio: Service Class
  2001 ................................      0.95%           523,019      18.539590      9,696,558         -4.29%
                                             1.00%           618,068      18.511818     11,441,562         -4.34%
                                             1.05%           105,062      18.484070      1,941,973         -4.38%
                                             1.10%            11,159      17.042700        190,179         -4.43%
                                             1.15%             2,262      17.019769         38,499         -4.48%
                                             1.20%             1,158      16.996856         19,682         -4.53%
                                             1.25%             2,917      16.973973         49,513         -4.58%
                                             1.40%               705      16.905393         11,918         -4.72%
                                             1.45%             4,372      16.882585         73,811         -4.77%
                                             1.50%             1,227      16.859788         20,687         -4.82%
                                             0.95% EV***       7,412      18.405714        136,423         -4.72%
                                             1.00% EV***      44,691      18.378170        821,339         -4.77%
                                             1.05% EV***         173      18.350632          3,175         -4.82%
                                             1.10% EV***       3,399      18.323162         62,280         -4.86%
                                             1.15% EV***       3,663      18.295701         67,017         -4.91%
                                             1.25% EV***         819      18.240841         14,939         -5.01%
                                             1.60% EV***       1,607      18.049708         29,006         -5.35%
  2000 ................................      0.95%           559,878      19.369905     10,844,784         32.27%
                                             1.00%           672,960      19.350718     13,022,259         32.21%
                                             1.05%           113,769      19.331537      2,199,330         32.14%
                                             1.10%            12,127      17.833141        216,263         32.08%
                                             1.15%             2,300      17.818211         40,982         32.01%
                                             1.20%             1,956      17.803282         34,823         31.94%
                                             1.25%             4,077      17.788368         72,523         31.88%
                                             1.30%               591      17.773446         10,504         31.81%
                                             1.40%               885      17.743624         15,703         31.68%
                                             1.45%             5,061      17.728734         89,725         31.61%
                                             1.50%             1,227      17.713831         21,735         31.54%
                                             0.95% EV***      20,276      19.317321        391,678         20.24% 01/21/00
                                             1.00% EV***      45,669      19.298258        881,332         20.19% 01/21/00
                                             1.05% EV***         173      19.279187          3,335         20.13% 01/21/00
                                             1.10% EV***       3,500      19.260157         67,411         20.07% 01/21/00
                                             1.15% EV***       3,663      19.241124         70,480         20.02% 01/21/00
                                             1.25% EV***         863      19.203060         16,572         19.90% 01/21/00
                                             1.30% EV***       2,700      19.184050         51,797         19.84% 01/21/00
  1999 ................................      0.95%           109,979      14.643713      1,610,501         46.44% 01/11/99
                                             1.00%           148,436      14.636558      2,172,592         46.37% 01/11/99
                                             1.05%            32,685      14.629390        478,162         46.29% 01/11/99
                                             1.10%                77      13.502242          1,040         35.02% 05/03/99
                                             1.20%               530      13.493199          7,151         34.93% 05/03/99
                                             1.25%                42      13.488675            567         34.89% 05/03/99
                                             1.45%             1,246      13.470580         16,784         34.71% 05/03/99
                                             1.50%                85      13.466052          1,145         34.66% 05/03/99

                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
Fidelity(R) VIP Fund III - Mid Cap
Portfolio: Service Class 2
  2001 ................................      0.95%           471,930      10.682634      5,041,455         -4.44%
                                             1.00%           247,039      10.673646      2,636,807         -4.49%
                                             1.05%            13,478      10.664665        143,738         -4.53%
                                             1.10%           210,982      10.655681      2,248,157         -4.58%
                                             1.15%            52,151      10.646714        555,237         -4.63%
                                             1.20%            19,671      10.637734        209,255         -4.68%
                                             1.25%            24,160      10.628769        256,791         -4.73%
                                             1.30%             3,155      10.619809         33,505         -4.78%
                                             1.35%             5,227      10.610836         55,463         -4.83%
                                             1.40%            33,025      10.601873        350,127         -4.87%
                                             1.45%            26,805      10.592911        283,943         -4.92%
                                             1.50%            13,175      10.583952        139,444         -4.97%
                                             1.55%            12,542      10.575013        132,632         -5.02%
                                             1.60%               687      10.566070          7,259         -5.07%
                                             1.65%             5,451      10.557109         57,547         -5.12%
                                             1.70%             4,253      10.548182         44,861         -5.16%
                                             1.75%             5,178      10.539238         54,572         -5.21%
                                             1.80%             1,244      10.530306         13,100         -5.26%
                                             1.85%               166      10.521373          1,747         -5.31%
                                             2.05%               335      10.485654          3,513         -5.50%
                                             0.95% EV***     286,654      16.988895      4,869,935         -4.87%
                                             1.00% EV***     327,885      16.965892      5,562,861         -4.92%
                                             1.05% EV***      14,857      16.942887        251,720         -4.97%
                                             1.10% EV***     141,190      16.919920      2,388,924         -5.02%
                                             1.15% EV***      51,332      16.896971        867,355         -5.06%
                                             1.20% EV***      14,077      16.874029        237,536         -5.11%
                                             1.25% EV***       8,907      16.851129        150,093         -5.16%
                                             1.30% EV***         307      16.828239          5,166         -5.21%
                                             1.35% EV***       1,073      16.805351         18,032         -5.26%
                                             1.40% EV***         416      16.782490          6,982         -5.31%
                                             1.45% EV***         513      16.759679          8,598         -5.35%
                                             1.50% EV***         128      16.736860          2,142         -5.40%
                                             1.55% EV***       1,113      16.714061         18,603         -5.45%
                                             1.65% EV***       3,027      16.668534         50,456         -5.55%
                                             1.80% EV***         381      16.600377          6,325         -5.69%
  2000 ................................      0.95%           229,189      11.178625      2,562,018         11.79% 05/01/00
                                             1.00%           157,262      11.174896      1,757,386         11.75% 05/01/00
                                             1.05%            11,115      11.171169        124,168         11.71% 05/01/00
                                             1.10%            56,519      11.167442        631,173         11.67% 05/01/00
                                             1.15%            11,389      11.163719        127,144         11.64% 05/01/00
                                             1.20%            14,392      11.159988        160,615         11.60% 05/01/00
                                             1.25%             9,125      11.156253        101,801         11.56% 05/01/00
                                             1.30%             1,503      11.152532         16,762         11.53% 05/01/00
                                             1.35%             1,056      11.148798         11,773         11.49% 05/01/00
                                             1.40%             2,241      11.145061         24,976         11.45% 05/01/00
                                             1.45%            11,501      11.141333        128,136         11.41% 05/01/00
                                             1.50%               796      11.137589          8,866         11.38% 05/01/00
                                             1.55%             1,897      11.133863         21,121         11.34% 05/01/00
                                             1.65%               752      11.126391          8,367         11.26% 05/01/00
                                             1.70%             2,539      11.122665         28,240         11.23% 05/01/00
                                             1.80%                56      11.115190            622         11.15% 05/01/00


                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                           CONTRACT                         UNIT          CONTRACT         TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE    OWNERS' EQUITY     RETURN**
                                        -------------     ---------      ----------   ---------------    ----------
                                            1.95%               110      11.103976             1,221       11.04% 05/01/00
                                            0.95% EV***     121,297      17.858508         2,166,183       11.57% 05/01/00
                                            1.00% EV***     241,681      17.843436         4,312,419       11.54% 05/01/00
                                            1.05% EV***      13,467      17.828340           240,094       11.50% 05/01/00
                                            1.10% EV***      45,954      17.813263           818,591       11.46% 05/01/00
                                            1.15% EV***      20,908      17.798206           372,125       11.42% 05/01/00
                                            1.20% EV***       9,248      17.783129           164,458       11.39% 05/01/00
                                            1.25% EV***       2,972      17.768082            52,807       11.35% 05/01/00
                                            1.30% EV***       3,600      17.753024            63,911       11.31% 05/01/00
                                            1.35% EV***         917      17.737969            16,266       11.28% 05/01/00
                                            1.45% EV***         672      17.707888            11,900       11.20% 05/01/00
                                            1.55% EV***         434      17.677832             7,672       11.13% 05/01/00


2001 Reserves for annuity contracts in payout phase:
  Tax qualified ......................................................                        78,508
  Non-tax qualified ..................................................                       294,420
                                                                                      --------------
2001 Contract owners' equity .....................................                    $1,725,843,186
                                                                                      ==============

2000 Reserves for annuity contracts in payout phase:
  Tax qualified ......................................................                       137,255
  Non-tax qualified ..................................................                       416,642
                                                                                      --------------
2000 Contract owners' equity .....................................                    $2,060,057,497
                                                                                      ==============

1999 Reserves for annuity contracts in payout phase:
  Tax qualified ......................................................                        35,491
  Non-tax qualified ..................................................                       368,949
                                                                                      --------------
1999 Contract owners' equity .....................................                    $2,321,489,033
                                                                                      ==============

1998 Reserves for annuity contracts in payout phase:
  Tax qualified ......................................................                        42,282
  Non-tax qualified ..................................................                       184,309
                                                                                      --------------
1998 Contract owners' equity .....................................                    $1,820,312,727
                                                                                      ==============
1997 Reserves for annuity contracts in payout phase:
  Tax qualified ......................................................                        43,957
                                                                                      --------------
1997 Contract owners' equity .......................................                  $1,238,508,090
                                                                                      ==============

  * This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

 ** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

*** The stated contract expense rate does not include the 45 basis point charge to the contract owner when the extra value option is selected. The total return presented includes the 45 basis point in addition to the stated contract expense rate.

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life Insurance Company:

We have audited the consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the "Company"), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 2001 and 2000, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2001. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

As discussed in note 2 to the consolidated financial statements, the Company changed its methods of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets in 2001.



KPMG LLP


Columbus, Ohio
January 29, 2002

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)

                                                                                              December 31,
                                                                                     ------------------------------
                                                                                        2001                 2000
                                                                                     =========            =========
                                     ASSETS
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities (cost $17,961.6 in 2001; $15,245.8 in 2000)            $18,370.8            $15,443.0
    Equity securities (cost $83.0 in 2001; $103.5 in 2000)                                94.0                109.0
  Mortgage loans on real estate, net                                                   7,113.1              6,168.3
  Real estate, net                                                                       172.0                310.7
  Policy loans                                                                           591.1                562.6
  Other long-term investments                                                            125.0                101.8
  Short-term investments, including amounts managed by a related party                 1,011.3                442.6
                                                                                     ---------            ---------
                                                                                      27,477.3             23,138.0
                                                                                     ---------            ---------

Cash                                                                                      22.6                 18.4
Accrued investment income                                                                306.7                251.4
Deferred policy acquisition costs                                                      3,189.0              2,865.6
Other assets                                                                             646.0                396.7
Assets held in separate accounts                                                      59,513.0             65,897.2
                                                                                     ---------            ---------
                                                                                     $91,154.6            $92,567.3
                                                                                     =========            =========

                      LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claims                                                    $25,216.0            $22,183.6
Short-term debt                                                                          100.0                118.7
Long-term debt, payable to NFS                                                           300.0                   --
Other liabilities                                                                      2,307.9              1,164.9
Liabilities related to separate accounts                                              59,513.0             65,897.2
                                                                                     ---------            ---------
                                                                                      87,436.9             89,364.4
                                                                                     ---------            ---------

Commitments and contingencies (notes 10 and 15)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                              3.8                  3.8
  Additional paid-in capital                                                             646.1                646.1
  Retained earnings                                                                    2,863.1              2,436.3
  Accumulated other comprehensive income                                                 204.7                116.7
                                                                                     ---------            ---------
                                                                                       3,717.7              3,202.9
                                                                                     ---------            ---------
                                                                                     $91,154.6            $92,567.3
                                                                                     =========            =========

See accompanying notes to consolidated financial statements, including note 13 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)

                                                                                             Years ended December 31,
                                                                                    ------------------------------------------
                                                                                     2001             2000             1999
                                                                                    ========         ========         ========
Revenues:
  Policy charges                                                                    $1,017.3         $1,091.4         $  895.5
  Life insurance premiums                                                              251.1            240.0            220.8
  Net investment income                                                              1,725.0          1,654.9          1,520.8
  Net realized (losses) gains on investments, hedging instruments and hedged items:
      Unrelated parties                                                                (62.7)           (19.4)           (11.6)
      Related party                                                                     44.4               --               --
  Other                                                                                 14.1             17.0             66.1
                                                                                    --------         --------         --------
                                                                                     2,989.2          2,983.9          2,691.6
                                                                                    --------         --------         --------

Benefits and expenses:
  Interest credited to policyholder account balances                                 1,238.7          1,182.4          1,096.3
  Other benefits and claims                                                            280.3            241.6            210.4
  Policyholder dividends on participating policies                                      41.7             44.5             42.4
  Amortization of deferred policy acquisition costs                                    347.9            352.1            272.6
  Interest expense on debt                                                               6.2              1.3               --
  Other operating expenses                                                             444.1            479.0            463.4
                                                                                    --------         --------         --------
                                                                                     2,358.9          2,300.9          2,085.1
                                                                                    --------         --------         --------

    Income before federal income tax expense and cumulative effect of
     adoption of accounting principles                                                 630.3            683.0            606.5
Federal income tax expense                                                             161.4            207.7            201.4
                                                                                    --------         --------         --------
    Income before cumulative effect of adoption of accounting principles               468.9            475.3            405.1
Cumulative effect of adoption of accounting principles, net of tax                      (7.1)              --               --
                                                                                    --------         --------         --------
    Net income                                                                      $  461.8         $  475.3         $  405.1
                                                                                    ========         ========         ========

See accompanying notes to consolidated financial statements, including note 13 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 2001, 2000 and 1999
                                  (in millions)

                                                                                           Accumulated
                                                            Additional                        other            Total
                                                Common        paid-in       Retained       comprehensive   shareholder's
                                                stock         capital       earnings       income (loss)       equity
                                               ========     ==========      ========       =============   =============
Balance as of December 31, 1998                     3.8         914.7        1,579.0            275.6        2,773.1

Comprehensive income:
    Net income                                       --            --          405.1               --          405.1
    Net unrealized losses on securities
      available-for-sale arising during
      the year, net of tax                           --            --             --           (315.0)        (315.0)
                                                                                                            --------
  Total comprehensive income                                                                                    90.1
                                                                                                            --------
Capital contribution                                 --          26.4           87.9             23.5          137.8
Return of capital to shareholder                     --        (175.0)            --               --         (175.0)
Dividends to shareholder                             --            --          (61.0)              --          (61.0)
                                               --------      --------       --------         --------       --------
Balance as of December 31, 1999                     3.8         766.1        2,011.0            (15.9)       2,765.0
                                               ========      ========       ========         ========       ========

Comprehensive income:
    Net income                                       --            --          475.3               --          475.3
    Net unrealized gains on securities
      available-for-sale arising during
      the year, net of tax                           --            --             --            132.6          132.6
                                                                                                            --------
  Total comprehensive income                                                                                   607.9
                                                                                                            --------
Return of capital to shareholder                     --        (120.0)            --               --         (120.0)
Dividends to shareholder                             --            --          (50.0)              --          (50.0)
                                               --------      --------       --------         --------       --------
Balance as of December 31, 2000                $    3.8      $  646.1       $2,436.3         $  116.7       $3,202.9
                                               ========      ========       ========         ========       ========

Comprehensive income:
    Net income                                       --            --          461.8               --          461.8
    Net unrealized gains on securities
      available-for-sale arising during
      the year, net of tax                           --            --             --             98.2           98.2
    Cumulative effect of adoption of
      accounting principles, net of tax              --            --             --             (1.4)          (1.4)
    Accumulated net losses on cash flow
      hedges, net of tax                             --            --             --             (8.8)          (8.8)
                                                                                                            --------
  Total comprehensive income                                                                                   549.8
                                                                                                            --------
Dividends to shareholder                             --            --          (35.0)              --          (35.0)
                                               --------      --------       --------         --------       --------
Balance as of December 31, 2001                $    3.8      $  646.1       $2,863.1         $  204.7       $3,717.7
                                               ========      ========       ========         ========       ========

See accompanying notes to consolidated financial statements, including note 13 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                                  (in millions)

                                                                                               Years ended December 31,
                                                                                      ------------------------------------------
                                                                                        2001             2000             1999
                                                                                      ========         ========         ========
Cash flows from operating activities:
  Net income                                                                          $  461.8         $  475.3         $  405.1
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                               1,238.7          1,182.4          1,096.3
      Capitalization of deferred policy acquisition costs                               (743.0)          (778.9)          (637.0)
      Amortization of deferred policy acquisition costs                                  347.9            352.1            272.6
      Amortization and depreciation                                                      (31.5)           (12.7)             2.4
      Realized losses (gains) on investments, hedging instruments and hedged items:
          Unrelated parties                                                               62.7             19.4             11.6
          Related parties                                                                (44.4)              --               --
     Cumulative effect of adoption of accounting principles                               10.9               --               --
      Increase in accrued investment income                                              (55.3)           (12.8)            (7.9)
     (Increase) decrease in other assets                                                (272.5)           (92.0)           122.9
      Increase (decrease) in policy liabilities                                           33.0             (0.3)           (20.9)
      Increase in other liabilities                                                      304.0            229.3            149.7
      Other, net                                                                           8.3             22.3             (8.6)
                                                                                      --------         --------         --------
        Net cash provided by operating activities                                      1,320.6          1,384.1          1,386.2
                                                                                      --------         --------         --------
Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                              3,933.9          2,988.7          2,307.9
  Proceeds from sale of securities available-for-sale                                    497.8            602.0            513.1
  Proceeds from repayments of mortgage loans on real estate                            1,204.4            911.7            696.7
  Proceeds from sale of real estate                                                       29.1             18.7              5.7
  Proceeds from sale of limited partnership to related party                             158.9               --               --
  Proceeds from repayments of policy loans and sale of other invested assets              68.9             79.3             40.9
  Cost of securities available-for-sale acquired                                      (7,123.6)        (3,475.5)        (3,724.9)
  Cost of mortgage loans on real estate acquired                                      (2,123.1)        (1,318.0)          (971.4)
  Cost of real estate acquired                                                            (0.4)            (7.1)           (14.2)
  Short-term investments, net                                                           (568.7)           (26.6)           (27.5)
  Collateral received - securities lending, net                                          791.6               --               --
  Other, net                                                                            (192.2)          (182.3)          (110.9)
                                                                                      --------         --------         --------
        Net cash used in investing activities                                         (3,323.4)          (409.1)        (1,284.6)
                                                                                      --------         --------         --------
Cash flows from financing activities:
  Net proceeds from issuance of long-term debt to NFS                                    300.0               --               --
  Capital returned to shareholder                                                           --           (120.0)          (175.0)
  Net change in short-term debt                                                          (18.7)           118.7               --
  Cash dividends paid                                                                    (35.0)          (100.0)           (13.5)
  Increase in investment and universal life insurance product account balances         5,976.7          4,517.0          3,799.4
  Decrease in investment and universal life insurance product account balances        (4,216.0)        (5,377.1)        (3,711.1)
                                                                                      --------         --------         --------
        Net cash provided by (used in) financing activities                            2,007.0           (961.4)          (100.2)
                                                                                      --------         --------         --------
Net increase in cash                                                                       4.2             13.6              1.4

Cash, beginning of year                                                                   18.4              4.8              3.4
                                                                                      --------         --------         --------
Cash, end of year                                                                     $   22.6         $   18.4         $    4.8
                                                                                      ========         ========         ========

See accompanying notes to consolidated financial statements, including note 13 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2001, 2000 and 1999

(1)   Organization and Description of Business

      Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of long-term savings and retirement products in the United States of America and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public sector pension plans and other investment products sold to institutions and life insurance. NLIC sells its products through a diverse network of distribution channels, including independent broker/dealers, brokerage firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions and Nationwide agents.

      Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Securities, Inc., and Nationwide Investment Services Corporation.

(2)   Summary of Significant Accounting Policies

      The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) which differ from statutory accounting practices. The statutory financial statements of NLIC and NLAIC are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The State of Ohio has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. NLIC and NLAIC have no statutory accounting practices that differ from NAIC SAP. See also note 12.

      In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

      The most significant estimates include those used in determining deferred policy acquisition costs for investment products and universal life insurance products, valuation allowances for mortgage loans on real estate, impairment losses on other investments and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are appropriate.

      (a)   Consolidation Policy

            The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling interest. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      (b)   Valuation of Investments, Investment Income and Related Gains and
            Losses

            The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholders' equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. Management regularly reviews its fixed maturity and equity securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost/cost, and by how much, and specific credit issues related to the issuer. Impairment losses result in a reduction of the cost basis of the underlying investment.

            For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments, and any resulting adjustment is included in net investment income. All other investment income is recorded on the accrual basis.

            Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the estimated value of the mortgage loan. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

            The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company to absorb estimated probable credit losses. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

            Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

            Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in valuation allowances and impairment losses for other-than-temporary declines in fair values are included in realized gains and losses on investments, hedging instruments and hedged items.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      (c)   Derivative Instruments

            Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge), a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), or a foreign currency fair value or cash flow hedge (foreign currency hedge) or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

            The Company enters into interest rate swaps, cross-currency swaps or Eurodollar Futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item, attributable to the risk being hedged, are also recorded in realized gains and losses on investments, hedging instruments and hedged items. The adjustment of the carrying amount of hedged assets using Eurodollar Futures and firm commitments using Treasury Futures are accounted for in the same manner as other components of the carrying amount of that asset. The adjustment of the carrying amount is amortized to investment income over the life of the asset.

            The Company may enter into receive fixed/pay variable interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are classified as cash flow hedges and are carried at fair value, with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on cash flow derivative instruments are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

            Amounts receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item.

            From time to time, the Company may enter into a derivative transaction that will not qualify for hedge accounting. These include basis swaps (receive one variable rate, pay another variable rate) to hedge variable rate assets or foreign-denominated liabilities. These instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

            The Company discontinues hedge accounting prospectively when it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of the hedged item, the derivative expires, or is sold, terminated or exercised, the derivative is dedesignated as a hedging instrument, because it is unlikely that a forecasted transaction will occur, a hedged firm commitment no longer meets the definition of a firm commitment, or management determines that designation of the derivative as a hedging instrument is no longer appropriate.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

            When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the Company continues to carry the derivative on the consolidated balance sheet at its fair value, and no longer adjusts the hedged item for changes in fair value. The adjustment of the carrying amount of the hedged item is accounted for in the same manner as other components of the carrying amount of that item. When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, the Company continues to carry the derivative on the consolidated balance sheet at its fair value, removes any asset or liability that was recorded pursuant to recognition of the firm commitment from the consolidated balance sheet and recognizes any gain or loss in net realized gains and losses on investments, hedging instruments and hedged items. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the Company continues to carry the derivative on the consolidated balance sheet at fair value and gains and losses that were accumulated in AOCI are recognized immediately in realized gains and losses on investments, hedging instruments and hedged items. In all other situations in which hedge accounting is discontinued, the Company continues to carry the derivative at its fair value on the consolidated balance sheet, and recognizes any changes in fair value in net realized gains and losses on investments, hedging instruments and hedged items.

            Prior to the adoption of SFAS 133, defined in note 2 (k), provided they met specific criteria, interest rate and foreign currency swaps and futures were considered hedges and accounted for under the accrual and deferral method, respectively. Amounts receivable or payable under interest rate and foreign currency swaps were recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. Changes in the fair value of interest rate swaps were not recognized on the consolidated balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale, for which changes in fair values were reported in AOCI. Gains and losses on foreign currency swaps were recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

      (d)   Revenues and Benefits

            Investment Products and Universal Life Insurance Products:
            Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

            Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      (e)   Deferred Policy Acquisition Costs

            The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new or renewal business have been deferred. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each accounting period.

            For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. The Company regularly reviews the estimated future gross profits and revises such estimates when appropriate. The cumulative change in amortization as a result of changes in estimates to reflect current best estimates is recorded as a charge or credit to amortization expense. The most significant assumptions that are involved in the estimation of future gross profits include future market performance and surrender/lapse rates. In the event actual expense differs significantly from assumptions or assumptions are significantly revised, the Company may be required to record a significant charge or credit to amortization expense. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

            For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

      (f)   Separate Accounts

            Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at market value except for separate account contracts with guaranteed investment returns. For all but $1.39 billion and $1.12 billion of separate account assets as of December 31, 2001 and 2000, respectively, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives. Such fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.

      (g)   Future Policy Benefits

            Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

            Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

      (h)   Participating Business

            Participating business represented approximately 17% in 2001 (21% in 2000 and 29% in 1999) of the Company's life insurance in force, 63% in 2001 (66% in 2000 and 69% in 1999) of the number of life insurance policies in force, and 9% in 2001 (8% in 2000 and 13% in 1999) of life insurance statutory premiums. The provision for policyholder dividends was based on then current dividend scales and has been included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      (i)   Federal Income Tax

            The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the ultimate majority shareholder of NFS. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

            The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain expenses and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements.

            The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

      (j)   Reinsurance Ceded

            Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

      (k)   Recently Issued Accounting Pronouncements

            In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS
            133). SFAS 133, as amended by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133, and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, was adopted by the Company effective January 1, 2001. Upon adoption, the provisions of SFAS 133 were applied prospectively.

            SFAS 133 establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

            As of January 1, 2001, the Company had $755.4 million notional amount of freestanding derivatives with a market value of ($7.0) million. All other derivatives qualified for hedge accounting under SFAS 133. The adoption of SFAS 133 resulted in the Company recording a net transition adjustment loss of $4.8 million (net of related income tax of $2.6 million) in net income. In addition, a net transition adjustment loss of $3.6 million (net of related income tax of $2.0 million) was recorded in AOCI at January 1, 2001. The adoption of SFAS 133 resulted in the Company derecognizing $17.0 million of deferred assets related to hedges, recognizing $10.9 million of additional derivative instrument liabilities and $1.3 million of additional firm commitment assets, while also decreasing hedged future policy benefits by $3.0 million and increasing the carrying amount of hedged investments by $10.6 million. Further, the adoption of SFAS 133 resulted in the Company reporting total derivative instrument assets and liabilities of $44.8 million and $107.1 million, respectively, as of January 1, 2001.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

            The adoption of SFAS 133 may increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign currency exchange rates during any period.

            In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20). The Company adopted EITF 99-20 on April 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on asset-backed investment securities. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. The cumulative effect, net of tax, upon adoption of EITF 99-20 on April 1, 2001 decreased net income by $2.3 million with a corresponding increase to AOCI.

            In July 2001, the FASB issued Statement of Financial Accounting Standards No. 141, Business Combinations (SFAS 141) and Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets (SFAS 142).

            SFAS 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001 and the use of the pooling-of-interests method has been eliminated.

            SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, Intangible Assets, and will carry forward provisions in Opinion 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The amortization of goodwill from past business combinations ceased upon adoption of this statement, which was January 1, 2002 for the Company. Companies are required to evaluate all existing goodwill and intangible assets with indefinite lives for impairment within six months of adoption. Any transitional impairment losses will be recognized in the first interim period in the year of adoption and will be recognized as the cumulative effect of a change in accounting principle.

            The Company does not expect any material impact of adopting SFAS 141 and SFAS 142 on the results of operations and financial position.

            In October 2001, the FASB issued Statement of Financial Accounting Standards No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supersedes SFAS 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions. SFAS 144 is effective for fiscal years beginning after December 15, 2001 (January 1, 2002 for the Company) and will carry forward many of the provisions of SFAS 121 and Opinion 30 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. Management does not expect the adoption of SFAS 144 to have a material impact on the results of operations or financial position of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

            In 2001, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 01-5, Amendments to Specific AICPA Pronouncements for Changes Related to the NAIC Codification (SOP 01-5). In doing so, AICPA SOP 94-5, Disclosures of Certain Matters in the Financial Statements of Insurance Enterprises, was amended to reflect the results of the completion of the NAIC codification of statutory accounting practices for certain insurance enterprises (Codification). The adoption of SOP 01-5 did not have an impact on the results of operations or financial position of the Company.

      (l)   Reclassification

            Certain items in the 2000 and 1999 consolidated financial statements and related footnotes have been reclassified to conform to the 2001 presentation.

(3)   Investments

      The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2001 and 2000 were:

                                                                                        Gross         Gross
                                                                     Amortized        unrealized    unrealized       Estimated
      (in millions)                                                    cost             gains         losses        fair value
                                                                     =========        ==========    ==========      ==========
      December 31, 2001
          Fixed maturity securities:
          U.S. Treasury securities and obligations of U.S.
            Government corporations and agencies                     $   263.2        $    23.1     $     0.5        $   285.8
          Obligations of states and political subdivisions                 7.6              0.3            --              7.9
          Debt securities issued by foreign governments                   41.8              2.6            --             44.4
          Corporate securities                                        11,769.8            470.6         176.5         12,063.9
          Mortgage-backed securities - U.S. Government backed          2,012.3             67.8           3.7          2,076.4
          Asset-backed securities                                      3,866.9             76.7          51.2          3,892.4
                                                                     ---------        ---------     ---------        ---------
              Total fixed maturity securities                         17,961.6            641.1         231.9         18,370.8
        Equity securities                                                 83.0             11.0            --             94.0
                                                                     ---------        ---------     ---------        ---------
                                                                     $18,044.6        $   652.1     $   231.9        $18,464.8
                                                                     =========        =========     =========        =========

      December 31, 2000
          Fixed maturity securities:
          U.S. Treasury securities and obligations of U.S.
            Government corporations and agencies                     $   277.5        $    33.4     $     0.1        $   310.8
          Obligations of states and political subdivisions                 8.6              0.2            --              8.8
          Debt securities issued by foreign governments                   94.1              1.5           0.1             95.5
          Corporate securities                                         9,758.3            235.0         135.1          9,858.2
          Mortgage-backed securities - U.S. Government backed          2,719.1             46.1           3.8          2,761.4
          Asset-backed securities                                      2,388.2             36.3          16.2          2,408.3
                                                                     ---------        ---------     ---------        ---------
              Total fixed maturity securities                         15,245.8            352.5         155.3         15,443.0
        Equity securities                                                103.5              9.5           4.0            109.0
                                                                     ---------        ---------     ---------        ---------
                                                                     $15,349.3        $   362.0     $   159.3        $15,552.0
                                                                     =========        =========     =========        =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2001, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                            Amortized              Estimated
      (in millions)                                                                           cost                 fair value
                                                                                            =========              ==========
      Fixed maturity securities available for sale:
         Due in one year or less                                                            $ 1,125.4               $ 1,141.7
         Due after one year through five years                                                5,154.4                 5,295.6
         Due after five years through ten years                                               4,073.6                 4,188.8
         Due after ten years                                                                  1,729.0                 1,775.9
                                                                                            ---------               ---------
                                                                                             12,082.4                12,402.0
          Mortgage-backed securities - U.S. Government backed                                 2,012.3                 2,076.4
          Asset-backed securities                                                             3,866.9                 3,892.4
                                                                                            ---------               ---------
                                                                                            $17,961.6               $18,370.8
                                                                                            =========               =========

      The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

      (in millions)                                                                           2001                    2000
                                                                                            =========               =========
      Gross unrealized gains                                                                $   420.2               $   202.7
      Adjustment to deferred policy acquisition costs                                           (94.9)                  (23.2)
      Deferred federal income tax                                                              (113.9)                  (62.8)
                                                                                            ---------               ---------
                                                                                            $   211.4               $   116.7
                                                                                            =========               =========

      An analysis of the change in gross unrealized gains (losses) on securities available-for-sale for the years ended December 31:

           (in millions)                                                   2001                  2000                   1999
                                                                          ======                ======                =======
      Securities available-for-sale:
        Fixed maturity securities                                         $212.0                $280.5                $(607.1)
        Equity securities                                                    5.5                  (2.5)                  (8.8)
                                                                          ------                ------                -------
                                                                          $217.5                $278.0                $(615.9)
                                                                          ======                ======                =======

      Proceeds from the sale of securities available-for-sale during 2001, 2000 and 1999 were $497.8 million, $602.0 million and $513.1 million, respectively. During 2001, gross gains of $31.3 million ($12.1 million and $10.4 million in 2000 and 1999, respectively) and gross losses of $10.1 million ($15.1 million and $35.5 million in 2000 and 1999, respectively) were realized on those sales.

      The Company had $25.2 million and $13.0 million of real estate investments as of December 31, 2001 and 2000, respectively, that were non-income producing the preceding twelve months.

      Real estate is presented at cost less accumulated depreciation of $22.0 million as of December 31, 2001 ($25.7 million as of December 31, 2000). The carrying value of real estate held for disposal totaled $33.4 million and $8.5 million as of December 31, 2001 and 2000, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The recorded investment of mortgage loans on real estate considered to be impaired was $29.9 million as of December 31, 2001 ($9.8 million as of December 31, 2000), which includes $5.3 million ($5.3 million as of December 31, 2000) of impaired mortgage loans on real estate for which the related valuation allowance was $1.0 million ($1.6 million as of December 31, 2000) and $24.6 million ($4.5 million as of December 31, 2000) of impaired mortgage loans on real estate for which there was no valuation allowance. Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is greater than the recorded investment of the loan. During 2001, the average recorded investment in impaired mortgage loans on real estate was $7.9 million ($7.7 million in 2000) and interest income recognized on those loans totaled $0.4 million in 2001 ($0.4 million in 2000) which is equal to interest income recognized using a cash-basis method of income recognition.

      Activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31 was as follows:

      (in millions)                                                              2001               2000               1999
                                                                               ========           ========           ========
      Allowance, beginning of year                                             $   45.3           $   44.4           $   42.4
        Additions (reductions) charged (credited) to operations                    (1.2)               4.1                0.7
        Direct write-downs charged against the allowance                           (1.2)              (3.2)                --
        Allowance on acquired mortgage loans                                         --                 --                1.3
                                                                               --------           --------           --------
           Allowance, end of year                                              $   42.9           $   45.3           $   44.4
                                                                               ========           ========           ========

      An analysis of investment income (loss) by investment type follows for the years ended December 31:

      (in millions)                                                              2001              2000               1999
                                                                               ========           ========           ========
      Gross investment income:
        Securities available-for-sale:
          Fixed maturity securities                                            $1,181.1           $1,095.5           $1,031.3
          Equity securities                                                         1.8                2.6                2.5
        Mortgage loans on real estate                                             527.9              494.5              460.4
        Real estate                                                                33.1               32.2               28.8
        Short-term investments                                                     28.3               27.0               18.6
        Derivatives                                                               (19.7)               3.9               (1.0)
        Other                                                                      20.9               49.3               27.5
                                                                               --------           --------           --------
            Total investment income                                             1,773.4            1,705.0            1,568.1
      Less investment expenses                                                     48.4               50.1               47.3
                                                                               --------           --------           --------
            Net investment income                                              $1,725.0           $1,654.9           $1,520.8
                                                                               ========           ========           ========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      An analysis of net realized (losses) gains on investments, hedging instruments and hedged items, by investment type follows for the years ended December 31:

      (in millions)                                                                       2001           2000           1999
                                                                                         ======         ======         ======
      Unrelated parties:
         Realized gains (losses) on sale of securities available-for-sale:
            Fixed maturity securities                                                    $ 20.8         $ (7.7)        $(32.5)
            Equity securities                                                               0.4            4.7            7.4
         Other-than-temporary impairments of securities available-for-sale:
            Fixed maturity securities                                                     (66.1)         (10.5)           7.5
            Equity securities                                                             (13.8)            --             --
         Real estate                                                                        1.9           (0.5)           0.9
         Mortgage loans on real estate(1)                                                   0.6           (4.2)          (0.6)
         Derivatives                                                                         --           (2.7)          (1.6)
         Other                                                                             (6.5)           1.5            7.3
                                                                                         ------         ------         ------
                                                                                          (62.7)         (19.4)         (11.6)
      Related party - gain on sale of limited partnership                                  44.4             --             --
                                                                                         ------         ------         ------
      Net realized losses on investments, hedging instruments and
          hedged items                                                                   $(18.3)        $(19.4)        $(11.6)
                                                                                         ======         ======         ======

----------
      (1) The 2001 amount is comprised of $9.9 million of net realized gains on the sale of mortgage loans on real estate, including those related to a securitization transaction, and $9.3 million of realized losses on derivatives hedging the sale of mortgage loans on real estate.

      Fixed maturity securities with an amortized cost of $6.6 million as of December 31, 2001 and $6.5 million as of December 31, 2000 were on deposit with various regulatory agencies as required by law. In addition, fixed maturity securities with an amortized cost of $6.3 million as of December 31, 2000 were placed in escrow under a contractual obligation and none as of December 31, 2001.

      As of December 31, 2001 the Company had pledged fixed maturity securities with a fair value of $112.3 million as collateral to various derivative counterparties.

      As of December 31, 2001 the Company held collateral of $18.0 million on derivative transactions. This amount is included in short-term investments with a corresponding liability recorded in other liabilities.

      As of December 31, 2001, the Company had loaned securities with a fair value of $775.5 million. As of December 31, 2001 the Company held collateral of $791.6 million. This amount is included in short-term investments with a corresponding liability recorded in other liabilities.

(4)   Short-term Debt

      NLIC has established a $300 million commercial paper program under which, borrowings are unsecured and are issued for terms of 364 days or less. As of December 31, 2001 and 2000 the Company had $100.0 million and $118.7 million, respectively, of commercial paper outstanding at an average effective rate of 1.90% and 6.53%, respectively. See also note 14.

(5)   Long-term Debt, payable to NFS

      On December 19, 2001 the Company sold a 7.50%, $300.0 million surplus note to NFS, maturing on December 17, 2031. The fair value of the surplus note as of December 31, 2001 was $300.0 million. Principal and interest payments are subject to prior approval by the superintendent of insurance of the State of Ohio. The Company is scheduled to pay interest semi-annually on June 17 and December 17 of each year commencing June 17, 2002.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

(6)   Derivative Financial Instruments

      QUALITATIVE DISCLOSURE

      Interest Rate Risk Management

      The Company is exposed to changes in the fair value of fixed rate investments (commercial mortgage loans and corporate bonds) due to changes in interest rates. To manage this risk, the Company enters into various types of derivative instruments to minimize fluctuations in fair values resulting from changes in interest rates. The Company principally uses interest rate swaps and short Eurodollar futures to manage this risk.

      Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments, thereby creating floating rate investments.

      Short Eurodollar futures change the fixed rate cash flow exposure to variable rate cash flows. With short Eurodollar futures, if interest rates rise (fall), the gains (losses) on the futures adjust the fixed rate income on the investments, thereby creating floating rate investments.

      As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of the commitment due to changes in interest rates during the commitment period. To manage this risk, the Company enters into short Treasury futures.

      With short Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment.

      Floating rate investments (commercial mortgage loans and corporate bonds) expose the Company to fluctuations in cash flow and investment income due to changes in interest rates. To manage this risk, the Company enters into receive fixed, pay variable over-the-counter interest rate swaps or long Eurodollar futures strips to convert the variable rate investments to a fixed rate.

      In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments; thereby creating fixed rate assets.

      The long Eurodollar futures change the variable rate cash flow exposure to fixed rate cash flows. With long Eurodollar futures, if interest rates rise (fall), the losses (gains) on the futures are used to reduce the variable rate income on the investments, thereby creating fixed rate investments.

      Foreign Currency Risk Management

      In conjunction with the Company's medium-term note program, from time to time, the Company issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps to convert these liabilities to a variable U.S. dollar rate.

      For a fixed rate liability, the cross-currency interest rate swap is structured to receive a fixed rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month libor. For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month libor.

      The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and interest rates. To manage this risk, the Company uses cross-currency interest rate swaps to convert these assets to variable U.S. dollar rate instruments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month libor.

      Non-Hedging Derivatives

      From time-to-time, the Company enters into over-the-counter basis swaps (receive one variable rate, pay another variable rate) to change the rate characteristics of a specific investment to better match the variable rate paid on a liability. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability; therefore, basis swaps do not receive hedge accounting treatment.

      QUANTITATIVE DISCLOSURE

      Fair Value Hedges

      During the year ended December 31, 2001, gains of $2.1 million were recognized in net realized losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

      Cash Flow Hedges

      For the year ended December 31, 2001, the ineffective portion of cash flow hedges was immaterial. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

      The Company anticipates reclassifying less than $0.1 million in losses out of AOCI over the next 12-month period.

      As of December 31, 2001, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions is twelve months. The Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable.

      Other Derivative Instruments, Including Embedded Derivatives

      Net realized gains and losses on investments, hedging instruments and hedged items for the year ended December 31, 2001 include a loss of $1.6 million related to other derivative instruments, including embedded derivatives. For the year ended December 31, 2001 a $27.7 million loss was recorded in net realized losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate medium-term notes denominated in foreign currencies. An offsetting gain of $26.3 million was recorded in net realized losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the year ended December 31, 2001.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The notional amount of derivative financial instruments outstanding as of December 31, 2001 and 2000 were as follows:

       (in millions )                                                                              2001                  2000
                                                                                                 ========             ========
       Interest rate swaps
         Pay fixed/receive variable rate swaps hedging investments                               $1,952.3             $  934.8
         Pay variable/receive fixed rate swaps hedging investments                                  698.4                 98.8
         Pay variable/receive variable rate swaps hedging investments                               197.8                184.0
         Other contracts hedging investments                                                        523.0                 20.4

      Cross currency interest rate swaps
          Hedging foreign currency denominated investments                                           56.1                 30.5
          Hedging foreign currency denominated liabilities                                        2,500.4              1,512.2

      Interest rate futures contracts                                                             6,019.4              5,659.8
                                                                                                 --------             --------

(7)   Federal Income Tax

      The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2001 and 2000 were as follows:

      (in millions)                                                                             2001                     2000
                                                                                              ========                 ========
      Deferred tax assets:
        Equity securities                                                                     $    6.5                 $     --
        Future policy benefits                                                                     8.2                     34.7
        Liabilities in separate accounts                                                         482.5                    462.7
        Mortgage loans on real estate and real estate                                              7.5                     18.8
        Derivatives                                                                               93.0                       --
        Other assets and other liabilities                                                        81.8                     40.3
                                                                                              --------                 --------
          Total gross deferred tax assets                                                        679.5                    556.5
        Less valuation allowance                                                                  (7.0)                    (7.0)
                                                                                              --------                 --------
          Net deferred tax assets                                                                672.5                    549.5
                                                                                              --------                 --------

      Deferred tax liabilities:
        Deferred policy acquisition costs                                                        861.3                    783.7
        Derivatives                                                                               91.5                       --
        Fixed maturity securities                                                                173.0                     98.8
        Deferred tax on realized investment gains                                                 26.1                     29.0
        Equity securities and other long-term investments                                         31.7                      6.4
        Other                                                                                     68.8                     38.1
                                                                                              --------                 --------
          Total gross deferred tax liabilities                                                 1,252.4                    956.0
                                                                                              --------                 --------
          Net deferred tax liability                                                          $  579.9                 $  406.5
                                                                                              ========                 ========

      In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for the years ended December 31, 2001, 2000 and 1999.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The Company's current federal income tax liability was $186.2 million and $108.9 million as of December 31, 2001 and 2000, respectively.

      Federal income tax expense attributable to income before cumulative effect of adoption of accounting principles for the years ended December 31 was as follows:

      (in millions)                                                      2001                    2000                    1999
                                                                        ======                  ======                  ======
      Currently payable                                                 $ 32.5                  $ 78.0                  $ 53.6
      Deferred tax expense                                               128.9                   129.7                   147.8
                                                                        ------                  ------                  ------
                                                                        $161.4                  $207.7                  $201.4
                                                                        ======                  ======                  ======

      Total federal income tax expense for the years ended December 31, 2001, 2000 and 1999 differs from the amount computed by applying the U.S. federal income tax rate to income before federal income tax expense and cumulative effect of adoption of accounting principles as follows:

                                                                  2001                     2000                    1999
                                                            -------------------     -------------------     -------------------
      (in millions)                                         Amount          %       Amount          %       Amount          %
                                                            ======       ======     ======       ======     ======       ======
      Computed (expected) tax expense                       $220.6         35.0     $239.1         35.0     $212.3         35.0
      Tax exempt interest and dividends
        received deduction                                   (48.8)        (7.7)     (24.7)        (3.6)      (7.3)        (1.2)
      Income tax credits                                     (11.5)        (1.8)      (8.0)        (1.2)      (4.3)        (0.7)
      Other, net                                               1.1          0.1        1.3          0.2        0.7          0.1
                                                            ------       ------     ------       ------     ------       ------
          Total (effective rate of each year)               $161.4         25.6     $207.7         30.4     $201.4         33.2
                                                            ======       ======     ======       ======     ======       ======

      Total federal income tax (refunded) paid was $(45.4) million, $74.6 million and $29.8 million during the years ended December 31, 2001, 2000 and 1999, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

(8)   Comprehensive Income (Loss)

      Comprehensive income (loss) includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Other comprehensive income (loss) is comprised of unrealized gains (losses) on securities available-for-sale and accumulated net losses on cash flow hedges. The related before and after federal income tax amounts for the years ended December 31, 2001, 2000 and 1999 were as follows:

      (in millions)                                                                       2001           2000          1999
                                                                                         ======         ======        =======
      Unrealized gains (losses) on securities available-for-sale arising during the period:
         Gross                                                                           $164.0         $264.5        $(665.3)
         Adjustment to deferred policy acquisition costs                                  (71.7)         (74.0)         167.5
         Related federal income tax (expense) benefit                                     (32.3)         (66.7)         171.4
                                                                                         ------         ------        -------
            Net                                                                            60.0          123.8         (326.4)
                                                                                         ------         ------        -------

      Reclassification adjustment for net losses on securities
         available-for-sale realized during the period:
         Gross                                                                             58.7           13.5           17.6
         Related federal income tax benefit                                               (20.5)          (4.7)          (6.2)
                                                                                         ------         ------        -------
            Net                                                                            38.2            8.8           11.4
                                                                                         ------         ------        -------

      Other comprehensive income (loss) on securities
         available-for-sale                                                                98.2          132.6         (315.0)
                                                                                         ------         ------        -------

      Accumulated net loss on cash flow hedges:
         Gross                                                                            (13.5)            --             --
         Related federal income tax benefit                                                 4.7             --             --
                                                                                         ------         ------        -------
           Other comprehensive loss on cash flow hedges                                    (8.8)            --             --
                                                                                         ------         ------        -------

      Accumulated net loss on transition adjustments:
            Transition adjustment - SFAS 133                                               (5.6)            --             --
            Transition adjustment - EITF 99-20                                              3.5             --             --
            Related federal income tax benefit                                              0.7             --             --
                                                                                         ------         ------        -------
              Other comprehensive loss on transition adjustments                           (1.4)            --             --
                                                                                         ------         ------        -------
      Total other comprehensive income (loss)                                            $ 88.0         $132.6        $(315.0)
                                                                                         ======         ======        =======

      Reclassification adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during 2001 and, therefore, are not reflected in the table above.

(9)   Fair Value of Financial Instruments

      The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

      Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

      The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

      In estimating its fair value disclosures, the Company used the following methods and assumptions:

            Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

            Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for impaired mortgage loans is the estimated fair value of the underlying collateral.

            Policy loans, short-term investments and cash: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

            Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

            Investment contracts: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

            Policy reserves on life insurance contracts: Included are disclosures for individual and corporate-owned life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

            Collateral received - securities lending and derivatives: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

            Short-term debt: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

            Long-term debt, payable to NFS: The fair value for long-term debt is based on quoted market prices.

            Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 10.

            Futures contracts: The fair value for futures contracts is based on quoted market prices.

            Interest rate and foreign currency swaps: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

      Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                           2001                              2000
                                                                ---------------------------        ----------------------------
                                                                 Carrying        Estimated           Carrying        Estimated
           (in millions)                                          amount         fair value           amount         fair value
                                                                ==========       ==========         ==========       ==========
           Assets:
             Investments:
               Securities available-for-sale:
                 Fixed maturity securities                      $ 18,370.8       $ 18,370.8         $ 15,451.3       $ 15,451.3
                 Equity securities                                    94.0             94.0              109.0            109.0
               Mortgage loans on real estate, net                  7,113.1          7,293.3            6,168.3          6,327.8
               Policy loans                                          591.1            591.1              562.6            562.6
               Short-term investments                              1,011.3          1,011.3              442.6            442.6
             Cash                                                     22.6             22.6               18.4             18.4
             Assets held in separate accounts                     59,513.0         59,513.0           65,897.2         65,897.2

           Liabilities:
             Investment contracts                                (19,549.5)       (18,421.0)         (16,815.3)       (15,979.8)
             Policy reserves on life insurance contracts          (5,666.5)        (5,524.4)          (5,368.4)        (5,128.5)
             Collateral received - securities lending and
                 derivatives                                        (809.6)          (809.6)                --               --
             Short-term debt                                        (100.0)          (100.0)            (118.7)          (118.7)
             Long-term debt, payable to NFS                         (300.0)          (300.0)                --               --
             Liabilities related to separate accounts            (59,513.0)       (58,387.3)         (65,897.2)       (64,237.6)

           Derivative financial instruments:
             Interest rate swaps hedging assets                       (5.6)            (5.6)              (8.3)            (8.3)
             Cross currency interest rate swaps                      (66.0)           (66.0)             (24.3)           (24.3)
             Futures contracts                                       (33.0)           (33.0)             (16.0)           (16.0)
                                                                ----------       ----------         ----------       ----------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

(10)  Risk Disclosures

      The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

      Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

      Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

      Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the U. S., thus reducing its exposure to any single product or jurisdiction and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

      Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

      Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $344.0 million extending into 2002 were outstanding as of December 31, 2001. The Company also had $81.5 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2001.

      Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2001, NLIC's credit risk from these derivative financial instruments was $1.5 million net of $18.0 million of cash colleteral.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2001, 82% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets will result in corresponding increases and decreases in the Company's separate account assets and the reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins, which may require the Company to accelerate the amortization of deferred policy acquisition costs.

      Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U. S. The Company has a diversified portfolio with no more than 20% (22% in 2000) in any geographic area and no more than 2% (1% in 2000) with any one borrower as of December 31, 2001. As of December 31, 2001, 34% (36% in
      2000) of the carrying value of the Company's commercial mortgage loan portfolio financed retail properties.

      Significant Business Concentrations: As of December 31, 2001, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic area in which business is conducted that makes it vulnerable to an event which could cause a severe impact to the Company's financial position.

      Reinsurance: The Company has entered into reinsurance contracts to cede a portion of its general account individual annuity business. Total recoveries due from these contracts were $161.2 million and $143.1 million as of December 31, 2001 and 2000, respectively. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in the underlying contract.

      Collateral - Derivatives: The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company's policy is to include a Credit Support Annex with each agreement to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term.

      Collateral - Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term.

(11) Pension Plan, Postretirement Benefits Other than Pensions and Retirement Savings Plan

      The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Pension costs (benefits) charged to operations by the Company during the years ended December 31, 2001, 2000 and 1999 were $5.0 million, $1.9 million and $(8.3) million, respectively. The Company has recorded a prepaid pension asset of $9.4 million and $13.6 million as of December 31, 2001 and 2000, respectively.

      In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

      The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

      The Company's accrued postretirement benefit expense as of December 31, 2001 and 2000 was $53.8 million and $51.0 million, respectively and the net periodic postretirement benefit cost (NPPBC) for 2001, 2000 and 1999 was $2.9 million, $3.8 million and $4.9 million, respectively.

      Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 2001 and 2000 follows:

                                                                           Pension Benefits             Postretirement Benefits
                                                                      -------------------------         -----------------------
      (in millions)                                                     2001             2000             2001            2000
                                                                      ========         ========         ========       ========
      Change in benefit obligation
      Benefit obligation at beginning of year                         $1,981.7         $1,811.4         $  276.4       $  239.8
      Service cost                                                        89.3             81.4             12.6           12.2
      Interest cost                                                      129.1            125.3             21.4           18.7
      Participant contributions                                             --               --              3.3            2.9
      Plan amendment                                                      27.7               --              0.2             --
      Actuarial (gain) loss                                               (5.8)            34.8             20.2           16.1
      Benefits paid                                                      (89.8)           (71.2)           (20.1)         (13.3)
                                                                      --------         --------         --------       --------
      Benefit obligation at end of year                                2,132.2          1,981.7            314.0          276.4
                                                                      ========         ========         ========       ========

      Change in plan assets
      Fair value of plan assets at beginning of year                   2,337.1          2,247.6            119.4           91.3
      Actual return (loss) on plan assets                                (46.6)           140.9             (0.2)          12.2
      Employer contribution                                                 --               --             17.3           26.3
      Participant contributions                                             --               --              3.3            2.9
      Plan curtailment                                                      --             19.8               --             --
      Benefits paid                                                      (89.8)           (71.2)           (20.1)         (13.3)
                                                                      --------         --------         --------       --------
      Fair value of plan assets at end of year                         2,200.7          2,337.1            119.7          119.4
                                                                      --------         --------         --------       --------

      Funded status                                                       68.5            355.4           (194.3)        (157.0)
      Unrecognized prior service cost                                     49.5             25.0              0.2             --
      Unrecognized net gains                                             (79.3)          (311.7)            (4.0)         (34.1)
      Unrecognized net (asset) obligation at transition                   (5.1)            (6.4)             0.8            1.0
                                                                      --------         --------         --------       --------
      Prepaid (accrued) benefit cost                                  $   33.6         $   62.3         $ (197.3)      $ (190.1)
                                                                      ========         ========         ========       ========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Assumptions used in calculating the funded status of the pension plan and postretirement life and health care benefit plan were as follows:

                                                                         Pension Benefits             Postretirement Benefits
                                                                      -----------------------        ------------------------
                                                                       2001             2000            2001            2000
                                                                      =======================        ========================
      Weighted average discount rate                                    6.50%           6.75%           7.25%            7.50%
      Rate of increase in future compensation levels                    4.75%           5.00%             --               --
      Assumed health care cost trend rate:
            Initial rate                                                  --              --           11.00%           11.00%
            Ultimate rate                                                 --              --            5.50%            5.50%
            Declining period                                              --              --           4 Years          4 Years
                                                                       -----           -----           -----            -----

      The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2001, 2000 and 1999 were as follows:

      (in millions)                                                               2001               2000               1999
      =======================================================================================================================
      Service cost (benefits earned during the period)                           $ 89.3             $ 81.4             $ 80.0
      Interest cost on projected benefit obligation                               129.1              125.3              109.9
      Expected return on plan assets                                             (183.8)            (184.5)            (160.3)
      Recognized gains                                                             (7.8)             (11.8)              (9.1)
      Amortization of prior service cost                                            3.2                3.2                3.2
      Amortization of unrecognized transition asset                                (1.3)              (1.3)              (1.4)
                                                                                 ------             ------             ------
                                                                                 $ 28.7             $ 12.3             $ 22.3
                                                                                 ======             ======             ======

      Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide and employees of WSC ended participation in the pension plan resulting in a curtailment gain of $67.1 million. During 1999, the pension plan transferred assets to settle its obligation related to WSC employees, resulting in a gain of $32.9 million. The spin-off of liabilities and assets was completed in the year 2000, resulting in an adjustment to the curtailment gain of $19.8 million.

      Assumptions used in calculating the net periodic pension cost for the pension plan were as follows:

                                                                                    2001             2000            1999
                                                                                    ====             ====            ====
      Weighted average discount rate                                                6.75%            7.00%           6.08%
      Rate of increase in future compensation levels                                5.00%            5.25%           4.33%
      Expected long-term rate of return on plan assets                              8.00%            8.25%           7.33%
                                                                                    ----             ----            ----

      The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2001, 2000 and 1999 were as follows:

      (in millions)                                                                       2001           2000           1999
                                                                                          =====          =====          =====
      Service cost (benefits attributed to employee service during the year)              $12.6          $12.2          $14.2
      Interest cost on accumulated postretirement benefit obligation                       21.4           18.7           17.6
      Expected return on plan assets                                                       (9.6)          (7.9)          (4.8)
      Amortization of unrecognized transition obligation of affiliates                      0.6            0.6            0.6
      Net amortization and deferral                                                        (0.4)          (1.3)          (0.5)
                                                                                          -----          -----          -----
                                                                                          $24.6          $22.3          $27.1
                                                                                          =====          =====          =====

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 2001, 2000 and 1999 were as follows:

                                                                                          2001             2000            1999
                                                                                        =======          =======         =======
      Discount rate                                                                       7.50%            7.80%           6.65%
      Long-term rate of return on plan assets, net of tax in 1999                         8.00%            8.30%           7.15%
      Assumed health care cost trend rate:
         Initial rate                                                                    11.00%           13.00%          15.00%
         Ultimate rate                                                                    5.50%            5.50%           5.50%
         Declining period                                                               4 Years          5 Years         6 Years
                                                                                        -------          -------         -------

      Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2001 and on the NPPBC for the year ended December 31, 2001 was not calculated.

      The Company, together with other affiliated companies, sponsors a defined contribution retirement savings plan covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 22%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company match is funded on a bi-weekly basis and the expense of such contributions are allocated to the Company based on employee contributions. The Company's expense for contributions to this plan totaled $5.6 million, $4.4 million and $3.3 million for 2001, 2000 and 1999, respectively. Individuals are subject to a dollar limit on salary deferrals per Internal Revenue Service (IRS) Section 402(g) and other limits also apply. The Company has no legal obligation for benefits under this plan.

(12) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

      The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the Company's insurance regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements for all periods presented herein.

      The statutory capital and surplus of NLIC as of December 31, 2001, 2000 and 1999 was $1.76 billion, $1.28 billion and $1.35 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2001, 2000 and 1999 was $83.1 million, $158.7 million and $276.2 million, respectively.

      The NAIC completed a project to codify statutory accounting principles (Codification), which became effective January 1, 2001 for NLIC and NLAIC. The resulting change to NLIC's January 1, 2001 surplus was an increase of approximately $80.0 million. The significant change for NLIC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification.

      The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 2001 $141.0 million in dividends could be paid by NLIC without prior approval.

      In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholders.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses, interest and shareholder dividends in the future.

(13)  Related Party Transactions

      During 2001, the Company entered into a transaction with NMIC, whereby it sold 78% of its interest in a limited partnership (representing 49% of the limited partnership) to NMIC for $158.9 million. As a result of this sale, the Company recorded a realized gain of $44.4 million, and related tax expense of $15.5 million. The sale price, which was paid in cash, represented the fair value of the limited partnership interest and was based on a valuation of the limited partnership and its underlying investments. The valuation was completed by qualified management of the limited partnership and utilized a combination of internal and independent valuations of the underlying investments of the limited partnership. Additionally, senior financial officers and the Boards of Directors of the Company and NMIC separately reviewed and approved the valuation prior to the execution of this transaction. The Company continues to hold an economic and voting interest in the limited partnership of approximately 14%, with NMIC holding the remaining interests.

      NLIC has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $4.68 billion and $4.80 billion as of December 31, 2001 and 2000, respectively. Total revenues from these contracts were $150.7 million, $156.8 million, and $149.7 million for the years ended December 31, 2001, 2000, and 1999, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $118.4 million, $131.9 million, and $112.0 million for the years ended December 31, 2001, 2000, and 1999, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties.

      The Company files a consolidated federal tax return with NMIC, as described in Note 2(i). Total payments (from) to NMIC were $(45.4) million, $74.6 million, and $29.8 million for the years ended December 31, 2001, 2000, and 1999, respectively.

      During second quarter 1999, the Company entered into a modified coinsurance arrangement to reinsure the 1999 operating results of an affiliated company, Employers Life Insurance Company of Wausau (ELOW) retroactive to January 1, 1999. In September 1999, NFS acquired ELOW for $120.8 million and immediately merged ELOW into NLIC terminating the modified coinsurance arrangement. Because ELOW was an affiliate, the Company accounted for the merger similar to poolings-of-interests; however, prior period financial statements were not restated due to immateriality. The reinsurance and merger combined contributed $1.46 million to net income in 1999.

      The Company has a reinsurance agreement with NMIC whereby all of the Company's accident and health business is ceded to NMIC on a modified coinsurance basis. The agreement covers individual accident and health business for all periods presented and group and franchise accident and health business since July 1, 1999. Either party may terminate the agreement on January 1 of any year with prior notice. Prior to July 1, 1999 group and franchise accident and health business and a block of group life insurance policies were ceded to ELOW under a modified coinsurance agreement. Under a modified coinsurance agreement, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC and ELOW for the years ended December 31, 2001, 2000 and 1999 were $200.7 million, $170.1 million, and $193.0 million, respectively, while benefits, claims and expenses ceded were $208.5 million, $168.0 million and $197.3 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as investment management, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2001, 2000 and 1999, the Company made payments to NMIC and Nationwide Services Company totaling $139.8 million, $150.3 million, and $124.1 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

      Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $26.4 million, $31.4 million and $34.5 million for the years ended December 31, 2001, 2000 and 1999, respectively.

      The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2001, 2000 and 1999, the Company made lease payments to NMIC and its subsidiaries of $18.7 million, $14.1 million and $9.9 million, respectively.

      The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus a price differential. During 2001, the most the Company had outstanding at any given time was $368.5 million and the Company incurred interest expense on intercompany repurchase agreements of $0.2 million for 2001. Transactions under the agreements during 2000 and 1999 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

      The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $54.8 million and $321.1 million as of December 31, 2001 and 2000, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

      Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 2001 were $52.9 million, $65.0 million and $79.7 million, respectively.

      On December 19, 2001 the Company sold a 7.50%, $300.0 million surplus note to NFS, maturing on December 17, 2031. The fair value of the surplus note as of December 31, 2001 was $300.0 million. Principal and interest payments are subject to prior approval by the superintendent of insurance of the State of Ohio. The Company is scheduled to pay interest semi-annually on June 17 and December 17 of each year commencing June 17, 2002.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

(14)  Bank Lines of Credit

      The Company has available as a source of funds a $1 billion revolving credit facility entered into by NFS, NLIC and NMIC. The facility is comprised of a five year $700 million agreement and a 364 day $300 million agreement with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $1.69 billion and NLIC maintain statutory surplus in excess of $935 million. The Company had no amounts outstanding under this agreement as of December 31, 2001. Of the total facility, $300 million is designated to back NLIC's commercial paper program. Therefore, borrowing capacity under this facility is reduced by any amounts outstanding under the commercial paper program, which totaled $100.0 million as of December 31, 2001.

(15)  Contingencies

      On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. The class has not been certified. The Company intends to defend this lawsuit vigorously.

      On August 15, 2001, the Company was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 5, 2001, the plaintiffs amended their complaint to include class action allegations. The plaintiffs seek to represent a class of plan trustees who purchased variable annuities to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from the Company which invested in mutual funds that were offered by separate mutual fund companies; that the Company was a fiduciary under ERISA and that the Company breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by the Company; and that the Company violated ERISA by replacing many of the mutual funds originally included in the plaintiffs' annuities with "inferior" funds because the new funds purportedly paid more in revenue sharing. The amended complaint seeks disgourgement of fees by the Company and other unspecified compensatory damages. On November 15, 2001, the Company filed a motion to dismiss the amended complaint, which has not been decided. On December 3, 2001, the plaintiffs filed a motion for class certification. On January 15, 2002, the plaintiffs filed a response to the Company's motion to dismiss the amended complaint. On February 22, 2002, the Company filed a reply in support of its motion to dismiss. The class has not been certified. The Company intends to defend this lawsuit vigorously.

      There can be no assurance that any such litigation will not have a material adverse effect on the Company in the future.

(16)  Segment Information

      The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
      Individual Annuity, Institutional Products and Life Insurance.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The Individual Annuity segment consists of individual The BEST of AMERICA and private label deferred variable annuity products, deferred fixed annuity products and income products. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

      The Institutional Products segment is comprised of the Company's private and public sector group retirement plans and medium-term note program. The private sector includes the 401(k) business generated through fixed and variable annuities. The public sector includes the IRC Section 457 business in the form of fixed and variable annuities.

      The Life Insurance segment consists of investment life products, including both individual variable life and COLI products, traditional life insurance products and universal life insurance. Life insurance products provide a death benefit and generally also allow the customer to build cash value on a tax-advantaged basis.

      In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, certain revenues and expenses of the Company's broker/dealer subsidiary, unallocated expenses and interest expense on debt. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments, hedging instruments and hedged items in the Corporate segment.

      The following tables summarize the financial results of the Company's business segments for the years ended December 31, 2001, 2000 and 1999.

                                                        Individual   Institutional      Life
      (in millions)                                       Annuity       Products      Insurance      Corporate        Total
                                                        ==========   ============     ==========     =========      =========
      2001:
      Net investment income                              $   534.7      $   847.5      $   323.3     $    19.5      $ 1,725.0
      Other operating revenue                                556.0          205.9          506.5          16.0        1,284.4
                                                         ---------      ---------      ---------     ---------      ---------
         Total operating revenue (1)                       1,090.7        1,053.4          829.8          35.5        3,009.4
                                                         ---------      ---------      ---------     ---------      ---------
      Interest credited to policyholder
         account balances                                    433.2          627.8          177.7            --        1,238.7
      Amortization of deferred policy
         acquisition costs                                   220.0           47.6           80.3            --          347.9
      Interest expense on debt                                  --             --             --           6.2            6.2
      Other benefits and expenses                            206.1          170.2          387.1           2.7          766.1
                                                         ---------      ---------      ---------     ---------      ---------
         Total benefits and expenses                         859.3          845.6          645.1           8.9        2,358.9
                                                         ---------      ---------      ---------     ---------      ---------
      Operating income before
         federal income tax expense (1)                      231.4          207.8          184.7          26.6          650.5
      Net realized losses on investments,
         hedging instruments and hedged
         items (2)                                              --             --             --         (20.2)         (20.2)
                                                         ---------      ---------      ---------     ---------      ---------
      Income before federal income tax
         expense and cumulative effect of
         adoption of accounting principles               $   231.4      $   207.8      $   184.7     $     6.4      $   630.3
                                                         =========      =========      =========     =========      =========

      Assets as of year end                              $43,885.4      $34,130.1      $ 9,129.0     $ 4,010.1      $91,154.6
                                                         =========      =========      =========     =========      =========

----------
(1) Excludes net realized gains and losses on investments, hedging instruments and hedged items.
(2) Realized gains related to securitization transactions are included in operating income.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

                                                        Individual   Institutional       Life
      (in millions)                                       Annuity      Products        Insurance     Corporate        Total
                                                         =========   ============      =========     =========      =========
      2000:
      Net investment income                              $   483.2      $   827.4      $   289.2     $    55.1      $ 1,654.9
      Other operating revenue                                625.9          251.6          453.9          17.0        1,348.4
                                                         ---------      ---------      ---------     ---------      ---------
         Total operating revenue(1)                        1,109.1        1,079.0          743.1          72.1        3,003.3
                                                         ---------      ---------      ---------     ---------      ---------
      Interest credited to policyholder
         account balances                                    396.4          628.8          157.2            --        1,182.4
      Amortization of deferred policy
         acquisition costs                                   238.7           49.2           64.2            --          352.1
      Interest expense on debt                                  --             --             --           1.3            1.3
      Other benefits and expenses                            192.3          170.3          368.8          33.7          765.1
                                                         ---------      ---------      ---------     ---------      ---------
         Total benefits and expenses                         827.4          848.3          590.2          35.0        2,300.9
                                                         ---------      ---------      ---------     ---------      ---------
      Operating income before
         federal income tax expense(1)                       281.7          230.7          152.9          37.1          702.4
      Net realized losses on investments,
         hedging instruments and hedged
         items                                                  --             --             --         (19.4)         (19.4)
                                                         ---------      ---------      ---------     ---------      ---------
      Income before federal income tax
         expense and cumulative effect of
         adoption of accounting principles               $   281.7      $   230.7      $   152.9     $    17.7      $   683.0
                                                         =========      =========      =========     =========      =========

      Assets as of year end                              $45,422.5      $37,217.3      $ 8,103.3     $ 1,824.2      $92,567.3
                                                         =========      =========      =========     =========      =========

      1999:
      Net investment income                              $   458.9      $   771.2      $   253.1     $    37.6      $ 1,520.8
      Other operating revenue                                511.4          211.9          393.0          66.1        1,182.4
                                                         ---------      ---------      ---------     ---------      ---------
         Total operating revenue (1)                         970.3          983.1          646.1         103.7        2,703.2
                                                         ---------      ---------      ---------     ---------      ---------
      Interest credited to policyholder
         account balances                                    384.9          580.9          130.5            --        1,096.3
      Amortization of deferred policy
         acquisition costs                                   170.9           41.6           60.1            --          272.6
      Other benefits and expenses                            155.3          142.8          334.7          83.4          716.2
                                                         ---------      ---------      ---------     ---------      ---------
         Total benefits and expenses                         711.1          765.3          525.3          83.4        2,085.1
                                                         ---------      ---------      ---------     ---------      ---------
      Operating income before
         federal income tax expense (1)                      259.2          217.8          120.8          20.3          618.1
      Net realized losses on investments,
         hedging instruments and hedged
         items                                                  --             --             --         (11.6)         (11.6)
                                                         ---------      ---------      ---------     ---------      ---------
      Income before federal income tax
         expense and cumulative effect of
         adoption of accounting principles               $   259.2      $   217.8      $   120.8     $     8.7      $   606.5
                                                         =========      =========      =========     =========      =========

      Assets as of year end                              $45,667.8      $39,045.1      $ 6,616.7     $ 1,346.3      $92,675.9
                                                         =========      =========      =========     =========      =========

----------
(1) Excludes net realized gains and losses on investments, hedging instruments and hedged items.

      The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

PART C. OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

      (a)   To be filed by Financial Statements:

            (1)   Financial statements included in Prospectus (Part A):

                  Condensed Financial Information.

            (2)   Financial statements included in Part B:

                  Those financial statements required by Item 23 to be included in Part B have been incorporated therein by reference to the Statement of Additional Information (Part A).

            Nationwide Fidelity Advisor Variable Account:

                  Independent Auditors' Report.


                  Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2001.



                  Statements of Operations for the year ended December 31, 2001.



                  Statements of Changes in Contract Owners' Equity for the years ended December 31, 2001and 2000.


                  Notes to Financial Statements.


            Nationwide Life Insurance Company and subsidiaries:


                  Independent Auditors' Report.


                  Consolidated Balance Sheets as of December 31, 2001 and 2000.



                  Consolidated Statements of Income for the years ended December 31, 2001, 2000 and 1999.



                  Consolidated Statements of Shareholder's Equity for the years ended December 31, 2001, 2000 and 1999.



                  Consolidated Statements of Cash Flows for the years ended December 31, 2001, 2000 and 1999.


                  Notes to Consolidated Financial Statements.

Item 24. (b) Exhibits

      (1) Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant. - Filed previously with the Registration Statement (File No. 33-82174) on November 8, 1994, and hereby incorporated by reference.

      (2)   Not Applicable

      (3) Form of the Underwriting or Distribution contracts between the Depositor and the Principal Underwriter. - Attached hereto.

      (4) The form of the variable annuity contract. - Filed previously with Registration Statement (File No. 33-89560) on October 31, 1997, and hereby incorporated by reference.

      (5)   The variable annuity application. - Attached hereto.

      (6) Articles of Incorporation of the Depositor. - Filed previously with the Registration Statement (File No. 33-82174) on November 8, 1994, and hereby incorporated by reference.

      (7)   Not Applicable

      (8)   Not Applicable

      (9) Opinion of Counsel - Filed previously with the Registration Statement (File No. 33-89560) and is hereby incorporated by reference.

      (10)  Not Applicable

      (11)  Not Applicable

      (12)  Not Applicable

      (13) Computation of Performance Quotations - Filed previously with the Registration Statement (File No. 33-82174) on November 8, 1994, and hereby incorporated by reference.

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


     W. G. Jurgensen, Director and Chief Executive Officer
     Joseph J. Gasper, Director and Chief Operating Officer
     Richard D. Headley, Executive Vice President
     Michael S. Helfer, Director and Executive Vice President-Corporate Strategy Donna A. James, Director and Executive Vice President-Chief Administrative
      Officer
     Michael C. Keller, Executive Vice President-Chief Information Officer Robert A. Oakley, Director and Executive Vice President-Chief Financial
      Officer
     Robert J. Woodward, Jr., Director and Executive Vice President-Chief
      Investment Officer
     Galen R. Barnes, Director
     John R. Cook, Jr., Senior Vice President-Chief Communications Officer
     David A. Diamond, Senior Vice President-Corporate Strategy
     Philip C. Gath, Senior Vice President-Chief Actuary-Nationwide Financial Patricia R. Hatler, Senior Vice President, General Counsel and Secretary David K. Hollingsworth, Senior Vice President-President-Nationwide
      Insurance Sales
     David R. Jahn, Senior Vice President-Product Management
     Richard A. Karas, Senior Vice President-Sales-Financial Services
     Gregory S. Lashutka, Senior Vice President, Corporate Relations
     Edwin P. McCausland, Jr., Senior Vice President-Fixed Income Securities Robert H. McNaghten, Senior Vice President-Real Estate Investments
     Michael D. Miller, Senior Vice President-NI Finance
     Brian W. Nocco, Senior Vice President and Treasurer
     Mark Phelan, Senior Vice President-Technology and Operations
     Douglas C. Robinette, Senior Vice President-Claims
     John S. Skubik, Senior Vice President-Strategic Initiatives
     Mark R. Thresher, Senior Vice President-Finance-Nationwide Financial Richard M. Waggoner, Senior Vice President-Operations
     Susan A. Wolken, Senior Vice President-Product Management and Nationwide
      Financial Marketing



     The business address of the Directors and Officers of the Depositor is:



     One Nationwide Plaza
     Columbus, Ohio 43215

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

      *Subsidiaries for which separate financial statements are filed **Subsidiaries included in the respective consolidated financial statements
      ***Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
      ****other subsidiaries


                COMPANY                       STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                ORGANIZATION           SECURITIES
                                                                      (SEE ATTACHED
                                                                      CHART UNLESS
                                                                        OTHERWISE
                                                                       INDICATED)
                -------                       ----------------        -------------              ------------------
401(k) Companies, Inc. (The)              Texas                                        Holding company

401(k) Company (The)                      Texas                                        Third-party administrator providing
                                                                                       record keeping services for 401(k)
                                                                                       plans

401(k) Investment Advisors, Inc.          Texas                                        Investment advisor registered with the
                                                                                       SEC

401(k) Investments Services, Inc.         Texas                                        Broker-dealer registered with the
                                                                                       National Association of Securities
                                                                                       Dealer, a self-regulatory body of the
                                                                                       SEC

Affiliate Agency of Ohio, Inc.            Ohio                                         Insurance agency marketing life
                                                                                       insurance and annuity products through
                                                                                       financial institutions

Affiliate Agency, Inc.                    Delaware                                     Insurance agency marketing life
                                                                                       insurance and annuity products through
                                                                                       financial institutions

AGMC Reinsurance Ltd.                     Turks and Caicos Islands                     Captive reinsurer

AID Finance Services, Inc.                Iowa                                         Holding company

ALLIED Document Solutions, Inc. (fka      Iowa                                         Provides general printing services to
Midwest Printing Services, Inc.)                                                       its affiliated companies as well as to
                                                                                       unaffiliated companies

ALLIED General Agency Company             Iowa                                         Managing general agent and surplus
                                                                                       lines broker for property and casualty
                                                                                       insurance products

ALLIED Group Insurance Marketing Company  Iowa                                         Direct marketing of property and
                                                                                       casualty insurance products

ALLIED Group, Inc.                        Iowa                                         Property and casualty insurance
                                                                                       holding company

ALLIED Property and Casualty Insurance    Iowa                                         Underwrites general property and
Company                                                                                casualty insurance

Allied Texas Agency, Inc.                 Texas                                        Acts as a managing general agent to
                                                                                       place personal and commercial automobile
                                                                                       insurance with Colonial County Mutual
                                                                                       Insurance Company for the independent
                                                                                       agency companies

Allnations, Inc.                          Ohio                                         Engages in promoting, extending and
                                                                                       strengthening cooperative insurance
                                                                                       organizations throughout the world

AMCO Insurance Company                    Iowa                                         Underwrites general property and
                                                                                       casualty insurance

                COMPANY                       STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                ORGANIZATION           SECURITIES
                                                                      (SEE ATTACHED
                                                                      CHART UNLESS
                                                                        OTHERWISE
                                                                       INDICATED)
                -------                       ----------------        -------------              ------------------
American Marine Underwriters, Inc.        Florida                                      Underwriting manager for ocean cargo
                                                                                       and hull insurance

Asset Management Holdings, plc            England and Wales                            Holding company of a group engaged in
                                                                                       the management of pension fund assets,
                                                                                       unit trusts and other collective
                                                                                       investment schemes, investment trusts
                                                                                       and portfolios for corporate clients

Cal-Ag Insurance Services, Inc.           California                                   Captive insurance brokerage firm
                                                                                       serving principally, but not
                                                                                       exclusively, the "traditional" agent
                                                                                       producers of CalFarm Insurance Company

CalFarm Insurance Agency                  California                                   Assists agents and affiliated
                                                                                       companies in account completion for
                                                                                       marketing CalFarm products; assists
                                                                                       other in-house agencies in a brokerage
                                                                                       capacity to accommodate policyholders

CalFarm Insurance Company                 California                                   Multi-line insurance corporation that
                                                                                       writes agricultural, commercial,
                                                                                       personal and individual health
                                                                                       coverages and benefits from the
                                                                                       sponsorship of the California Farm
                                                                                       Bureau Federation

Colonial County Mutual Insurance Company  Texas                                        Underwrites non-standard automobile
                                                                                       and motorcycle insurance and various
                                                                                       other commercial liability coverages
                                                                                       in Texas

Cooperative Service Company               Nebraska                                     Insurance agency that sells and
                                                                                       services commercial insurance;
                                                                                       provides loss control and compliance
                                                                                       consulting services as well as audit,
                                                                                       compilation, and tax preparation
                                                                                       services

Corviant Corporation                      Delaware                                     Creates a captive distribution network
                                                                                       through which affiliates can sell
                                                                                       multi-manager investment products,
                                                                                       insurance products and sophisticated
                                                                                       estate planning services

Damian Securities Limited                 England and Wales                            Investment holding company

Depositors Insurance Company              Iowa                                         Underwrites general property and
                                                                                       casualty insurance

Dinamica Participacoes SA                 Brazil                                       Participates in other companies
                                                                                       related to the registrant's
                                                                                       international operations

Discover Insurance Agency of Texas, LLC   Texas                                        Sells property and casualty insurance
                                                                                       products including, but not limited
                                                                                       to, automobile or other vehicle
                                                                                       insurance and homeowner's insurance

Discover Insurance Agency, LLC            California                                   Sells property and casualty insurance
                                                                                       products including, but not limited to,
                                                                                       automobile or other vehicle insurance
                                                                                       and homeowner's insurance

                COMPANY                       STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                ORGANIZATION           SECURITIES
                                                                      (SEE ATTACHED
                                                                      CHART UNLESS
                                                                        OTHERWISE
                                                                       INDICATED)
                -------                       ----------------        -------------              ------------------
Eagle Acquisition Corporation             Delaware                                     Merger subsidiary to be used in the
                                                                                       proposed acquisition of Provident
                                                                                       Mutual Life Insurance Company

eNationwide, LLC                          Ohio                                         Limited liability company that
                                                                                       provides administrative services to
                                                                                       Nationwide's direct operation

F&B, Inc.                                 Iowa                                         Insurance agency that places business
                                                                                       not written by the Farmland Insurance
                                                                                       Companies with other carriers
Farmland Mutual Insurance Company         Iowa                                         Provides property and casualty
                                                                                       insurance primarily to agricultural
                                                                                       businesses

Fenplace Limited                          England and Wales                            Inactive

Financial Horizons Distributors Agency    Alabama                                      Insurance agency marketing life
of Alabama, Inc.                                                                       insurance and annuity products through
                                                                                       financial institutions
Financial Horizons Distributors Agency    Ohio                                         Insurance marketing life insurance and
of Ohio, Inc.                                                                          annuity products through financial
                                                                                       institutions

Financial Horizons Distributors Agency    Oklahoma                                     Insurance marketing life insurance and
of Oklahoma, Inc.                                                                      annuity products through financial
                                                                                       institutions

Financial Horizons Distributors Agency    Texas                                        Insurance marketing life insurance and
of Texas, Inc.                                                                         annuity products through financial
                                                                                       institutions

Financial Horizons Securities             Oklahoma                                     Limited broker-dealer doing business
Corporation                                                                            solely in the financial institutions
                                                                                       market

Florida Records Administrator, Inc.       Florida                                      Administers the deferred compensation
                                                                                       plan for the public employees of the
                                                                                       State of Florida

G.I.L. Nominees Limited                   England and Wales                            Acts as a nominee; dormant within the
                                                                                       meaning of Section 249AA of the
                                                                                       Companies Act 1985 (English law)

Gartmore 1990 Limited                     England and Wales                            A general partner in a limited
                                                                                       partnership formed to invest in
                                                                                       unlisted securities

Gartmore 1990 Trustee Limited             England and Wales                            Dormant within the meaning of Section
                                                                                       249AA of the Companies Act 1985
                                                                                       (English law)
Gartmore Capital Management Limited       England and Wales                            Investment management and advisory
                                                                                       services to business, institutional
                                                                                       and private investors; transferred
                                                                                       investment management activity to
                                                                                       Gartmore Investment Limited

 Gartmore Distribution Services, Inc.     Delaware                                     Limited broker-dealer

 Gartmore Fund Managers International     Jersey, Channel Islands                      Investment administration and support
 Limited

 Gartmore Fund Managers Limited           England and Wales                            Authorized unit trust management

 Gartmore Global Asset Management Trust   Delaware                                     Holding company for the Gartmore Group
                                                                                       and as a registered investment advisor

                COMPANY                       STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                ORGANIZATION           SECURITIES
                                                                      (SEE ATTACHED
                                                                      CHART UNLESS
                                                                        OTHERWISE
                                                                       INDICATED)
                -------                       ----------------        -------------              ------------------
 Gartmore Global Investments, Inc.        Delaware                                     Holding company

 Gartmore Global Partners                 Delaware                                     Investment management

 Gartmore Indosuez UK Recovery Fund       England and Wales                            General partner in two limited
 (G.P.) Limited                                                                        partnerships formed to invest in
                                                                                       unlisted securities

 Gartmore Investment Limited              England and Wales                            Investment management and advisory
                                                                                       services to pension funds, unit trusts
                                                                                       and other collective investment
                                                                                       schemes, investment trusts and
                                                                                       portfolios for corporate and other
                                                                                       institutional clients

 Gartmore Investment Management plc       England and Wales                            Investment holding company and
                                                                                       provides services to other companies
                                                                                       within the Gartmore Group

 Gartmore Investment Services GmbH        Germany                                      Marketing support

 Gartmore Investment Services Limited     England                                      Investment holding

 Gartmore Investor Services, Inc.         Ohio                                         Transfer and dividend disbursing agent
                                                                                       services to various mutual fund
                                                                                       entities

 Gartmore Japan Limited                   Japan                                        Investment management

 Gartmore Morley & Associates, Inc.       Oregon                                       Brokers or places book value
                                                                                       maintenance agreements (wrap
                                                                                       contracts) and guaranteed investment
                                                                                       contracts (GICs) for collective
                                                                                       investment trusts and accounts
 Gartmore Morley Capital Management,      Oregon                                       Investment advisor and stable value
 Inc.                                                                                  money manager

 Gartmore Morley Financial Services,      Oregon                                       Holding company
 Inc.

 Gartmore Mutual Fund Capital Trust       Delaware                                     Registered investment advisor

 Gartmore Nominees Limited                England and Wales                            Nominee; dormant within the meaning of
                                                                                       Section 249AA of the Companies Act
                                                                                       1985 (English law)
 Gartmore Pension Fund Trustees Limited   England and Wales                            Trustee of Gartmore Pension Scheme

 Gartmore S.A. Capital Trust              Delaware                                     Registered investment advisor

 Gartmore Secretaries (Jersey) Ltd.       Jersey, Channel Islands                      Nominee; dormant

 Gartmore Trust Company                   Oregon                                       State bank with trust power

 Gartmore Securities Limited              England and Wales                            Investment holding; partner in
                                                                                       Gartmore Global Partners

 Gartmore U.S. Limited                    England and Wales                            Joint partner in Gartmore Global
                                                                                       Partners

 Gates, McDonald & Company                Ohio                                         Provides services to employers for
                                                                                       managing workers' and unemployment
                                                                                       compensation matters and employee
                                                                                       benefit costs

                COMPANY                       STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                ORGANIZATION           SECURITIES
                                                                      (SEE ATTACHED
                                                                      CHART UNLESS
                                                                        OTHERWISE
                                                                       INDICATED)
                -------                       ----------------        -------------              ------------------
 Gates, McDonald & Company of New York,   New York                                     Provides workers'
 Inc.                                                                                  compensation/self-insured claims
                                                                                       administration services to employers
                                                                                       with exposure in New York

 Gates, McDonald & Company of Nevada      Nevada                                       Provides self-insurance
                                                                                       administration, claims examining and
                                                                                       data processing services

 GatesMcDonald Health Plus Inc.           Ohio                                         Provides medical management and cost
                                                                                       containment services to employers

 Insurance Intermediaries, Inc.           Ohio                                         Insurance agency; provides commercial
                                                                                       property and casualty brokerage
                                                                                       services

 Landmark Financial Services of New       New York                                     Insurance agency marketing life
 York, Inc.                                                                            insurance and annuity products through
                                                                                       financial institutions

 Lone Star General Agency, Inc.           Texas                                        General agent to market non-standard
                                                                                       automobile and motorcycle insurance
                                                                                       for Colonial Mutual Insurance Company

 MedProSolutions, Inc.                    Massachusetts                                Provides third-party administration
                                                                                       services for workers compensation,
                                                                                       automobile injury and disability claims

 **National Casualty Company              Wisconsin                                    Underwrites various property and
                                                                                       casualty coverage, as well as
                                                                                       individual and group accident and
                                                                                       health insurance
 National Casualty Company of America,    England                                      Inactive
 Ltd.

 National Deferred Compensation, Inc.     Ohio                                         Administers deferred compensation
                                                                                       plans for public employees

 **National Premium and Benefit           Delaware                                     Provides third-party administration
 Administration Company                                                                services

 Nationwide Affinity Insurance Company    Kansas                                       Shell insurer with no active policies
 of America                                                                            or liabilities

 Nationwide Affordable Housing, LLC       Ohio                                         Invests in affordable multi-family
                                                                                       housing projects throughout the U.S.
 **Nationwide Agency, Inc.                Ohio                                         Insurance agency

 Nationwide Agribusiness Insurance        Iowa                                         Provides property and casualty
 Company                                                                               insurance primarily to agricultural
                                                                                       businesses

 Nationwide Arena, LLC                    Ohio                                         Develops Nationwide Arena and engages
                                                                                       in Arena district development activity

 *Nationwide Asset Allocation Trust       Ohio                                         Diversified open-end investment company

                COMPANY                       STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                ORGANIZATION           SECURITIES
                                                                      (SEE ATTACHED
                                                                      CHART UNLESS
                                                                        OTHERWISE
                                                                       INDICATED)
                -------                       ----------------        -------------              ------------------
Nationwide Assurance Company              Wisconsin                                    Underwrites non-standard automobile
                                                                                       and motorcycle insurance

Nationwide Cash Management Company        Ohio                                         Buys and sells investment securities of
                                                                                       a short-term nature as agent for other
                                                                                       corporations, foundations, and insurance
                                                                                       company separate accounts

Nationwide Community Development          Ohio                                         Holds investments in low-income
Corporation, LLC                                                                       housing funds

Nationwide Corporation                    Ohio                                         Holding company for entities
                                                                                       affiliated with Nationwide Mutual
                                                                                       Insurance Company and Nationwide
                                                                                       Mutual Fire Insurance Company

Nationwide Exclusive Distribution         Ohio                                         Manages relationships with
Company, LLC                                                                           Nationwide's exclusive agents
                                                                                       including administrative duties

Nationwide Financial Assignment Company   Ohio                                         Administrator of structured settlements

Nationwide Financial Institution          Delaware                                     Insurance agency
Distributors Agency, Inc.

Nationwide Financial Institution          New Mexico                                   Insurance agency
Distributors Agency, Inc. of New Mexico

Nationwide Financial Institution          Massachusetts                                Insurance agency
Distributors Agency, Inc. of
Massachusetts

Nationwide Financial Services (Bermuda)   Bermuda                                      Long-term insurer which issued
Ltd.                                                                                   variable annuity and variable life
                                                                                       products to persons outside the United
                                                                                       States and Bermuda

Nationwide Financial Services Capital     Delaware                                     Issues and sells certain securities
Trust                                                                                  representing individual beneficial
                                                                                       interests in the assets of the Trust

Nationwide Financial Services Capital     Delaware                                     Issues and sells certain securities
Trust II                                                                               representing individual beneficial
                                                                                       interests in the assets of the Trust

Nationwide Financial Services, Inc.       Delaware                                     Holding company for companies within
                                                                                       the Nationwide organization that offer
                                                                                       or distribute long-term savings and
                                                                                       retirement products

Nationwide Financial Sp. z o.o            Poland                                       Provides distribution services for its
                                                                                       affiliated Nationwide Towarzystwo
                                                                                       Ubezpieczen na Zycie S.A. in Poland

Nationwide Foundation                     Ohio                                         Contributes to non-profit activities
                                                                                       and projects

Nationwide General Insurance Company      Ohio                                         Transacts a general insurance
                                                                                       business, except life insurance;
                                                                                       primarily provides automobile and fire
                                                                                       insurance to select customers

                COMPANY                       STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                ORGANIZATION           SECURITIES
                                                                      (SEE ATTACHED
                                                                      CHART UNLESS
                                                                        OTHERWISE
                                                                       INDICATED)
                -------                       ----------------        -------------              ------------------
Nationwide Global Finance, LLC            Ohio                                         Acts as a support company for
                                                                                       Nationwide Global Holdings, Inc. and
                                                                                       its international capitalization
                                                                                       efforts

Nationwide Global Funds                   Luxembourg                                   Issues shares of mutual funds

Nationwide Global Holdings, Inc.          Ohio                                         Holding company for international
                                                                                       operations

Nationwide Global Holdings,               Luxembourg                                   Extension of Nationwide Global
Inc.-Luxembourg Branch                                                                 Holdings, Inc.

Nationwide Global Holdings-NGH Brazil     Brazil                                       Holding company
Participacoes, LTDA

Nationwide Global Japan, Inc.             Delaware                                     Holding company

Nationwide Global Limited                 Hong Kong                                    Holding company for Asian operations

Nationwide Health Plans, Inc.             Ohio                                         Operates as a Health Insurance
                                                                                       Corporation (HIC)

Nationwide Holdings, SA                   Brazil                                       Participates in other companies
                                                                                       related to the registrant's
                                                                                       international operations

Nationwide Home Mortgage Company          Iowa                                         Mortgage lending

Nationwide Home Mortgage Distributors,    Ohio                                         Performs the marketing function for
Inc.                                                                                   Nationwide Home Mortgage Company

*Nationwide Indemnity Company             Ohio                                         Involved in reinsurance business by
                                                                                       assuming business from Nationwide
                                                                                       Mutual Insurance Company and other
                                                                                       insurers within the Nationwide
                                                                                       Insurance organization

Nationwide Insurance Company of America   Wisconsin                                    Independent agency personal lines
                                                                                       underwriter of property/casualty
                                                                                       insurance

Nationwide Insurance Company of Florida   Ohio                                         Transacts general insurance business
                                                                                       except life insurance

Nationwide International Underwriters     California                                   Special risk, excess and surplus lines
                                                                                       underwriting manager

Nationwide Investment Services            Oklahoma                                     Limited broker-dealer doing business
Corporation                                                                            in the deferred compensation market
                                                                                       and acts as an investment advisor

**Nationwide Life and Annuity Insurance   Ohio                                         Engages in underwriting life insurance
Company                                                                                and granting, purchasing, and
                                                                                       disposing of annuities

Nationwide Life Assurance Company, Ltd.   Thailand                                     Holding company

**Nationwide Life Insurance Company       Ohio                                         Provides individual life insurance,
                                                                                       group life and health insurance, fixed
                                                                                       and variable annuity products, and
                                                                                       other life insurance products

                COMPANY                       STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                ORGANIZATION           SECURITIES
                                                                      (SEE ATTACHED
                                                                      CHART UNLESS
                                                                        OTHERWISE
                                                                       INDICATED)
                -------                       ----------------        -------------              ------------------
Nationwide Lloyds                         Texas                                        Markets commercial property insurance
                                                                                       in Texas

Nationwide Management Systems, Inc.       Ohio                                         Offers a preferred provider
                                                                                       organization and other related
                                                                                       products and services

Nationwide Martima Vida Previdencia S.A.  Brazil                                       Operates as a licensed insurance
                                                                                       company in the categories of life and
                                                                                       unrestricted private pension plans in
                                                                                       Brazil

Nationwide Mortgage Holdings, Inc.        Ohio                                         Holding company

Nationwide Mutual Fire Insurance Company  Ohio                                         Engages in general insurance and
                                                                                       reinsurance business, except life
                                                                                       insurance

Nationwide Mutual Insurance Company       Ohio                                         Engages in general insurance and
                                                                                       reinsurance business, except life
                                                                                       insurance

Nationwide Properties, Ltd.               Ohio                                         Engaged in the business of developing,
                                                                                       owning and operating real estate and
                                                                                       real estate investments

Nationwide Property and Casualty          Ohio                                         Engages in general insurance and
Insurance Company                                                                      reinsurance business, except life
                                                                                       insurance

Nationwide Realty Investors, Inc.         Ohio                                         Engaged in the business of developing,
                                                                                       owning and operating real estate and
                                                                                       real estate investments

Nationwide Retirement Plan Services,      Ohio                                         Insurance agency providing individual
Inc.                                                                                   and group life, disability and health
                                                                                       insurance as well as marketing
                                                                                       retirement plan administration and
                                                                                       investments

Nationwide Retirement Solutions, Inc.     Delaware                                     Markets and administers deferred
                                                                                       compensation plans for public employees

Nationwide Retirement Solutions, Inc.     Alabama                                      Provides retirement products,
of Alabama                                                                             marketing/education and administration
                                                                                       to public employees and educators

Nationwide Retirement Solutions, Inc.     Arizona                                      Markets and administers deferred
of Arizona                                                                             compensation plans for public employees

Nationwide Retirement Solutions, Inc.     Arkansas                                     Markets and administers deferred
of Arkansas                                                                            compensation plans for public employees

Nationwide Retirement Solutions, Inc.     Montana                                      Markets and administers deferred
of Montana                                                                             compensation plans for public employees

                COMPANY                       STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                ORGANIZATION           SECURITIES
                                                                      (SEE ATTACHED
                                                                      CHART UNLESS
                                                                        OTHERWISE
                                                                       INDICATED)
                -------                       ----------------        -------------              ------------------
Nationwide Retirement Solutions, Inc.     Nevada                                       Markets and administers deferred
of Nevada                                                                              compensation plans for public employees

Nationwide Retirement Solutions, Inc.     New Mexico                                   Markets and administers deferred
of New Mexico                                                                          compensation plans for public employees

Nationwide Retirement Solutions, Inc.     Ohio                                         Provides retirement products,
of Ohio                                                                                marketing/education and administration
                                                                                       to public employees and educators

Nationwide Retirement Solutions, Inc.     Oklahoma                                     Markets and administers deferred
of Oklahoma                                                                            compensation plans for public employees

Nationwide Retirement Solutions, Inc.     South Dakota                                 Markets and administers deferred
of South Dakota                                                                        compensation plans for public employees

Nationwide Retirement Solutions, Inc.     Texas                                        Markets and administers deferred
of Texas                                                                               compensation plans for public employees

Nationwide Retirement Solutions, Inc.     Wyoming                                      Markets and administers deferred
of Wyoming                                                                             compensation plans for public employees

Nationwide Retirement Solutions           Massachusetts                                Markets and administers deferred
Insurance Agency Inc.                                                                  compensation plans for public
                                                                                       employees

Nationwide Securities, Inc.               Ohio                                         Registered broker-dealer and provides
                                                                                       investment management and
                                                                                       administration services

Nationwide Seguradora S.A.                Brazil                                       Engages in general insurance business

Nationwide Services Company, LLC          Ohio                                         Performs shared services functions
                                                                                       for the Nationwide organization

Nationwide Services Sp. z o.o             Poland                                       Provides services to Nationwide
                                                                                       Global Holdings, Inc. in Poland

Nationwide Towarzstwo Ubezieczen na       Poland                                       Authorized to engage in the business
Zycie SA                                                                               of life insurance and pension
                                                                                       products in Poland

Nationwide Trust Company, FSB             United States                                Federal savings bank chartered by the
                                                                                       Office of Thrift Supervision in U.S.
                                                                                       Department of Treasury to exercise
                                                                                       custody and fiduciary powers

Nationwide UK Asset Management            England and Wales                            Holding company
Holdings, Ltd.

Nationwide UK Holding Company, Ltd.       England and Wales                            Holding company

                COMPANY                       STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                ORGANIZATION           SECURITIES
                                                                      (SEE ATTACHED
                                                                      CHART UNLESS
                                                                        OTHERWISE
                                                                       INDICATED)
                -------                       ----------------        -------------              ------------------
Nevada Independent                        Nevada                                       Provides workers' compensation
Companies-Construction                                                                 administrative services to Nevada
                                                                                       employers in the construction industry

Nevada Independent Companies-Health and   Nevada                                       Provides workers' compensation
Nonprofit                                                                              administrative services to Nevada
                                                                                       employers in the health and nonprofit
                                                                                       industries

Nevada Independent Companies-             Nevada                                       Provides workers' compensation
Hospitality and Entertainment                                                          administrative services to Nevada
                                                                                       employers in the hospitality and
                                                                                       entertainment industries

Nevada Independent Companies-             Nevada                                       Provides workers' compensation
Manufacturing, Transportation and                                                      administrative services to Nevada
Distribution                                                                           employers in the manufacturing,
                                                                                       transportation and distribution
                                                                                       industries

Newhouse Capital Partners, LLC            Delaware                                     Invests in financial services
                                                                                       companies that specialize in
                                                                                       e-commerce and promote distribution
                                                                                       of financial services

NFS Distributors, Inc.                    Delaware                                     Acts primarily as a holding company
                                                                                       for Nationwide Financial Services,
                                                                                       Inc. distribution companies

NGH Luxembourg, S.A                       Luxembourg                                   Acts primarily as holding company for
                                                                                       Nationwide Global Holdings, Inc.
                                                                                       European operations

NGH Netherlands, B.V.                     The Netherlands                              Holding company for other Nationwide
                                                                                       overseas companies

NGH UK, Ltd.                              United Kingdom                               Functions as a support company for
                                                                                       other Nationwide overseas companies

NorthPointe Capital LLC                   Delaware                                     Registered investment advisor

PanEuroLife                               Luxembourg                                   Life insurance company providing
                                                                                       individual life insurance primarily
                                                                                       in the UK, Belgium and France

Pension Associates, Inc.                  Wisconsin                                    Provides pension plan administration
                                                                                       and record keeping services, and
                                                                                       pension plan and compensation plan
                                                                                       consulting

Premier Agency, Inc.                      Iowa                                         Insurance agency

Riverview Agency, Inc.                    Texas                                        Insurance agency

SBSC Ltd (Thailand)                       Thailand                                     Holding company

Scottsdale Indemnity Company              Ohio                                         Engages in a general insurance
                                                                                       business, except life insurance

                COMPANY                       STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                ORGANIZATION           SECURITIES
                                                                      (SEE ATTACHED
                                                                      CHART UNLESS
                                                                        OTHERWISE
                                                                       INDICATED)
                -------                       ----------------        -------------              ------------------
Scottsdale Insurance Company              Ohio                                         Provides excess and surplus lines of
                                                                                       property and casualty insurance

Scottsdale Surplus Lines Insurance        Arizona                                      Provides excess and surplus lines
Company                                                                                insurance coverage on a non-admitted
                                                                                       basis

Siam-Ar-Na-Khet Company Limited           Thailand                                     Holding company

Vertboise, SA                             Luxembourg                                   Real property holding company

Veterinary Pet Insurance Company          California                                   Provides pet insurance

Veterinary Pet Services, Inc.             California                                   Holding company

Villanova Securities, LLC                 Delaware                                     Provides brokerage services for block
                                                                                       mutual fund trading for both affiliated
                                                                                       and non-affiliated investment advisors
                                                                                       and performs block mutual fund trading
                                                                                       directly with fund companies

Western Heritage Insurance Company        Arizona                                      Underwrites excess and surplus lines
                                                                                       of property and casualty insurance

                COMPANY                         STATE/COUNTRY OF         NO. VOTING                   PRINCIPAL BUSINESS
                                                  ORGANIZATION           SECURITIES
                                                                        (SEE ATTACHED
                                                                        CHART UNLESS
                                                                          OTHERWISE
                                                                         INDICATED)
                -------                        ----------------         -------------                 ------------------
  *   MFS Variable Account                             Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Multi-Flex Variable Account           Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide VA Separate Account-A                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account

  *   Nationwide VA Separate Account-B                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account

  *   Nationwide VA Separate Account-C                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account

  *   Nationwide VA Separate Account-D                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account

  *   Nationwide Variable Account                      Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-II                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-3                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-4                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-5                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-6                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-7                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
      (formerly, Nationwide Fidelity                                  Account
      Advisor Variable Account)

  *   Nationwide Variable Account-8                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-9                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-10                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

      Nationwide Variable Account-11                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

      Nationwide Variable Account-12                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

      Nationwide Variable Account-13                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

      Nationwide VL Separate Account-A                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies

      Nationwide VL Separate Account-B                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies

  *   Nationwide VL Separate Account-C                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies

                COMPANY                         STATE/COUNTRY OF         NO. VOTING                   PRINCIPAL BUSINESS
                                                  ORGANIZATION           SECURITIES
                                                                        (SEE ATTACHED
                                                                        CHART UNLESS
                                                                          OTHERWISE
                                                                         INDICATED)
                -------                        ----------------         -------------                 ------------------
  *   Nationwide VL Separate                           Ohio           Nationwide Life and         Issuer of Life Insurance
      Account -D                                                      Annuity Separate Account    Policies

  *   Nationwide VLI Separate Account                  Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies

  *   Nationwide VLI Separate Account-2                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies

  *   Nationwide VLI Separate Account-3                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies

  *   Nationwide VLI Separate Account-4                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies

  *   Nationwide VLI Separate Account-5                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies

      Nationwide VLI Separate Account-6                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies

                                                                                                                         (left side)








           -------------------------------------------------------------------------------------------------------------------------
           |                                      |
---------------------------           ---------------------------       ----------------------------
|   NATIONWIDE AFFINITY   |           |         ALLIED          |       |                          |
|   INSURANCE COMPANY     |           |       GROUP, INC.       |       |                          |
|       OF AMERICA        |           |          (AGI)          |       |     NATIONWIDE LLOYDS    |
|                         |           |                         |       |                          |
|Common Stock: 500,000    |   |-------|Common Stock: 850 Shares |---|   |                          |
|------------  Shares     |   |       |------------             |   |   |      A TEXAS LLOYDS      |================================
|                         |   |       |                         |   |   |                          |
|              Cost       |   |       |              Cost       |   |   |                          |
|              ----       |   |       |              ----       |   |   |                          |
|Casualty-                |   |       |Casualty-                |   |   |                          |
|100%       $23,843,431   |   |       |100%       $1,243,344,521|   |   |                          |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                                     |
---------------------------   |       ---------------------------   |   ----------------------------
|  NATIONWIDE INSURANCE   |   |       |         ALLIED          |   |   |        DEPOSITORS        |
|   COMPANY OF AMERICA    |   |       |    DOCUMENT SOLUTIONS,  |   |   |     INSURANCE COMPANY    |
|                         |   |       |           INC.          |   |   |       (DEPOSITORS)       |
|Common Stock: 12,000     |   |       |Common Stock: 10,000     |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |   |       |                         |   |   |              Cost        |
|              ----       |   |       |                         |   |   |              ----        |
|                         |   |       |                         |   |   |                          |
|AGI-100%    $215,273,000 |   |       |              Cost       |   |   |AGI-100%      $22,251,842 |
---------------------------   |       |              ----       |   |   ----------------------------
                              |       |AGI-100%      $610,000   |   |
---------------------------   |       ---------------------------   |   ----------------------------
|      AID FINANCE        |   |                                     |   |     ALLIED PROPERTY      |
|     SERVICES, INC.      |   |       ---------------------------   |   |       AND CASUALTY       |
|     (AID FINANCE)       |   |       |          PREMIER        |   |   |    INSURANCE COMPANY     |
|Common Stock: 10,000     |   |       |          AGENCY,        |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |            INC.         |   |   |------------  Shares      |
|                         |---|       |Common Stock: 100,000    |---|---|                          |
|              Cost       |   |       |------------  Shares     |   |   |              Cost        |
|              ----       |   |       |                         |   |   |              ----        |
|AGI-100%      $19,545,634|   |       |              Cost       |   |   |AGI-100%      $47,018,643 |
---------------------------   |       |              ----       |   |   ----------------------------
            |                 |       |AGI-100%      $100,000   |   |
---------------------------   |       ---------------------------   |   ----------------------------
|        ALLIED           |   |                    |                |   |        NATIONWIDE        |
|   GROUP INSURANCE       |   |       ---------------------------   |   |      HOME MORTGAGE       |
|  MARKETING COMPANY      |   |       |           AMCO          |   |   |      COMPANY (NHMC)      |
|                         |   |       |    INSURANCE COMPANY    |   |   |                          |
|Common Stock: 20,000     |   |       |          (AMCO)         |   |   |Common Stock: 54,348      |
|------------  Shares     |   |       |Common Stock: 300,000    |---|---|------------   Shares     |
|                         |   |       |------------  Shares     |       |                          |
|                         |   |    ---|                         |       |                          |
|                         |   |    |  |              Cost       |       |                          |
|              Cost       |   |    |  |              ----       |       |                          |
|              ----       |   |    |  |                         |       |                          |
| Aid                     |   |    |  |AGI-100%     $147,425,540|       |AGI-88.9%                 |
| Finance-100% $16,059,469|   |    |  ---------------------------       ----------------------------
--------------------------    |    |               |                                  |
                              |    |  ---------------------------       ----------------------------
---------------------------   |    |  |           ALLIED        |       |           AGMC           |
|  NATIONWIDE MORTGAGE    |   |    |  |      GENERAL AGENCY     |       |      REINSURANCE, LTD.   |
|     HOLDINGS INC.       |   |    |  |          COMPANY        |       |                          |
|         (NMHI)          |   |    |  |Common Stock: 5,000      |       |Common Stock: 11,000      |
|                         |   |    |--|------------  Shares     |       |------------  Shares      |
|                         | --|    |  |                         |       |                          |
|                         |        |  |              Cost       |       |              Cost        |
|                         |        |  |              ----       |       |              ----        |
|                         |        |  |AMCO-100%     $135,342   |       |NHMC-100%     $11,000     |
|                         |        |  ---------------------------       ----------------------------
|AGI-100%                 |        |               |
--------------------------         |  ---------------------------       ----------------------------
            |                      |  |      ALLIED TEXAS       |       |          WESTERN         |
---------------------------        |  |      AGENCY, INC.       |       |    HERITAGE INSURANCE    |
|     NATIONWIDE HOME     |        |  |           INC.          |       |          COMPANY         |
|  MORTGAGE DISTRIBUTORS, |        |  |                         |       |                          |
|           INC.          |        |  |                         |       |Common Stock: 4,776,076   |--------------------------------
|                         |        ---|                         |       |------------- Shares      |
|                         |           |                         |       |                          |
|                         |           |                         |       |              Cost        |
|                         |           |                         |       |              ----        |
|                         |           |AMCO - 100%              |       |SIC-100%      $57,000,000 |
|                         |           ---------------------------       ----------------------------
|NMHI - 100%              |
---------------------------                                             ----------------------------
                                                                        |     VETERINARY PET       |
                                                                        |     SERVICES, INC.       |
                                                                        |          (VPSI)          |
                                                                        |                          |------------------------------
                                                                        |Common Stock: 1,711,075   |
                                                                        |------------- Shares      |
                                                                        |                          |
                                                                        |              Cost        |
                                      ---------------------------       |              ----        |
                                      |     VETERINARY PET      |       |SIC-5.1%      $60,701     |
                                      |     INSURANCE CO.       |       |                          |
                                      |                         |       |Preferred-A   403,226     |
                                      |                         |------ |-----------   Shares      |
                                      |                         |       |                          |
                                      |                         |       |              Cost        |
                                      |                         |       |              -----       |
                                      |                         |       |SIC-100%      $1,121,613  |
                                      |                         |       |                          |
                                      |VPSI - 100%              |       |Preferred-B   250,596     |
                                      ---------------------------       |-----------   Shares      |
                                                                        |                          |
                                                                        |              Cost        |
                                                                        |              ----        |
                                                                        |SIC-96.5%     $672,968    |
                                                                        ----------------------------

                                                    NATIONWIDE(R)                                                  (middle)
  ------------------------------------------                                              ------------------------------------------
  |                                        |                                              |                                        |
  |           NATIONWIDE MUTUAL            |                                              |          NATIONWIDE MUTUAL             |
  |           INSURANCE COMPANY            |==============================================|        FIRE INSURANCE COMPANY          |
  |              (CASUALTY)                |                                              |               (FIRE)                   |
  |                                        |                                              |                                        |
  --------------------|---------------------                                              ------------------|-----------------------
  |  ||               |                                                                                     |
--|  ||               |--------------------------------------------------------------------|                |-----------------------
     ||                                                                                    |
     ||                                          |----------------------------------------------------------------------------------
     ||                                          |
     ||  --------------------------------        |   --------------------------------
     ||  |       FARMLAND MUTUAL        |        |   |     NATIONWIDE GENERAL       |
     ||  |      INSURANCE COMPANY       |        |   |      INSURANCE COMPANY       |
     ||  |Guaranty Fund                 |        |   |                              |
=====||==|------------                  |---|    |   |Common Stock:    20,000       |
         |Certificate                   |   |    |---|------------     Shares       |
         |-----------                   |   |    |   |                              |
         |                 Cost         |   |    |   |                 Cost         |
         |                 ----         |   |    |   |                 ----         |
         |Casualty         $500,000     |   |    |   |Casualty-100%    $5,944,422   |
         --------------------------------   |    |   --------------------------------
                                            |    |
         --------------------------------   |    |   --------------------------------
         |          F & B, INC.         |   |    |   |      NATIONWIDE PROPERTY     |
         |                              |   |    |   |         AND CASUALTY         |
         |Common Stock:    1 Share      |   |    |   |       INSURANCE COMPANY      |
         |------------                  |   |    |   |Common Stock:    60,000       |
         |                              |---|    |---|------------     Shares       |
         |                 Cost         |   |    |   |                              |
         |                 ----         |   |    |   |                 Cost         |
         |Farmland                      |   |    |   |                 ----         |
         |Mutual-100%       $10         |   |    |   |Casualty-100%    $6,000,000   |
         --------------------------------   |    |   --------------------------------
                                            |    |
         --------------------------------   |    |   --------------------------------
         |     COOPERATIVE SERVICE      |   |    |   |     NATIONWIDE ASSURANCE     |
         |           COMPANY            |   |    |   |            COMPANY           |
         |Common Stock:    600 Shares   |   |    |   |                              |
         |------------                  |----    |---|Common Stock:    1,750        |
         |                              |        |   |------------     Shares       |
         |                 Cost         |            |                              |
         |                 ----         |        |   |                 Cost         |
         |Farmland                      |        |   |                 ----         |
         |Mutual-100%      $5,336,063   |        |   |Casualty-100%    $41,750,000  |
         --------------------------------        |   --------------------------------
                                                 |
         --------------------------------        |   --------------------------------
         |          SCOTTSDALE          |        |   |    NATIONWIDE AGRIBUSINESS   |
         |       INSURANCE COMPANY      |        |   |       INSURANCE COMPANY      |
         |             (SIC)            |        |   |                              |
         |Common Stock:    30,136       |        |   |Common Stock:    1,000,000    |
     |---|------------     Shares       |--------|---|------------     Shares       |
     |   |                              |        |   |                              |
     |   |                              |        |   |                 Cost         |
     |   |                 Cost         |        |   |                 ----         |
     |   |                 ----         |        |   |Casualty-99.9%   $26,714,335  |
     |   |Casualty-100%    $150,000,500 |        |   |Other Capital:                |
     |   |                              |        |   |-------------                 |
     |   |                              |        |   |Casualty-Ptd.    $713,576     |
     |   --------------------------------        |   -------------------------------
     |                                           |
     |   --------------------------------        |   --------------------------------
     |   |         SCOTTSDALE           |        |   |       NATIONAL CASUALTY      |
     |   |        SURPLUS LINES         |        |   |            COMPANY           |
     |   |      INSURANCE COMPANY       |        |   |              (NC)            |
     |   |Common Stock:    10,000       |        |   |  Common Stock:  100 Shares   |
     |---|------------     Shares       |        |---|  -------------               |
     |   |                              |        |   |                              |
     |   |                 Cost         |        |   |                 Cost         |
     |   |                 ----         |        |   |                 ----         |
     |   |SIC-100%         $6,000,000   |        |   |Casualty-100%    $67,442,439  |
     |   |                              |        |   |                              |
     |   --------------------------------        |   ----------------|---------------
     |                                           |                   |
     |   --------------------------------        |   ----------------|---------------
     |   |      NATIONAL PREMIUM &      |        |   |     NCC OF AMERICAN, LTD.    |
     |   |    BENEFIT ADMINISTRATION    |        |   |           (INACTIVE)         |
     |   |           COMPANY            |        |   |                              |
     |   |Common Stock:    10,000       |        |   |                              |
  ---|---|------------     Shares       |        |   |                              |
     |   |                              |        |   |                              |
     |   |                 Cost         |        |   |                              |
     |   |                 ----         |        |   |                              |
     |   |SIC-100%         $10,000      |        |   |NC-100%                       |
     |   --------------------------------        |   --------------------------------
     |                                           |                   |
     |   --------------------------------        |   ----------------|---------------
     |   |             RP&C             |        |   |       NEWHOUSE CAPITAL       |
     |   |         INTERNATIONAL        |        |   |        PARTNERS, LLC         |
     |   |                              |        |   |                              |
     |   |Common Stock:    1,063        |        |   |                              |
-----    |------------     Shares       |---------   |                              |-----------------------------------------------
         |                              |            |                              |
         |                 Cost         |            |                              |
         |                 ----         |            |Casualty - 70%                |
         |Casualty-21.64% $2,400,740    |            |Fire     - 10%                |
         |                              |            --------------------------------
         --------------------------------

                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            |      NATIONWIDE      |
                                                                                                            |      FOUNDATION      |
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------

---------------------------------------------------------------------------------------------------------------------|
                                                                                                                     |
--|------------------------------------------|-------------------------------------------|--------------------|      |
  |                                          |                                           |                    |      |
  |                                          |                                           |                    |      |
  |     --------------------------------     |    --------------------------------       |     ---------------|------|--------------
  |     |         SCOTTSDALE           |     |    |       NATIONWIDE CASH        |       |     |          NATIONWIDE               |
  |     |      INDEMNITY COMPANY       |     |    |      MANAGEMENT COMPANY      |       |     |          CORPORATION              |
  |     |                              |     |    |                              |       |     |                                   |
  |     |                              |     |    |                              |       |     |Common Stock:    Control:          |
  |     |Common Stock:    50,000       |     |    |Common Stock:    100 Shares   |       |     |------------     -------           |
  |-----|------------     Shares       |     |----|------------                  |       |     |13,642,432       100%              |
  |     |                              |     |    |                 Cost         |       |     |         Shares     Cost           |
  |     |                 Cost         |     |    |                 ----         |       |     |         ------     ----           |
  |     |                 ----         |     |    |Casualty-100%    $11,226      |       |     |Casualty 12,992,922 $1,344,787,854 |
  |     |Casualty-100%    $8,800,000   |     |    |                              |       |     |Fire        649,510    118,038,022 |
  |     |                              |     |    |                              |       |     |          (See Page 2)             |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |         NATIONWIDE           |     |    |          NATIONWIDE          |       |     |         ALLNATIONS, INC.          |
  |     |      INDEMNITY COMPANY       |     |    |           ARENA LLC          |       |     |Common Stock:    12,206 Shares     |
  |     |       (NW INDEMNITY)         |     |    |                              |       |     |-------------    Cost              |
  |-----|Common Stock:    28,000       |     |----|                              |       |-----|                 ----              |
  |     |------------     Shares       |     |    |                              |       |     |Casualty-16.2%   $93,555           |
  |     |                              |     |    |                              |       |     |Fire-16.2%       $93,697           |
  |     |                 Cost         |     |    |                              |       |     |Preferred Stock  1,466 Shares      |
  |     |                 ----         |     |    |Casualty-90%                  |       |     |---------------  Cost              |
  |     |Casualty-100%    $594,529,000 |     |    |                              |       |     |                 ----              |
  |     |                              |     |    |                              |       |     |Casualty-6.8%    $100,000          |
  |     |                              |     |    |                              |       |     |Fire-6.8%        $100,000          |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |          LONE STAR           |     |    |          NATIONWIDE          |       |     |     NATIONWIDE INTERNATIONAL      |
  |     |     GENERAL AGENCY, INC.     |     |    |    EXCLUSIVE DISTRIBUTION    |       |     |           UNDERWRITERS            |
  |     |                              |     |    |     COMPANY, LLC (NEDCO)     |       |     |                                   |
  ------|Common Stock:    1,000        |     |----|                              |       |-----|Common Stock:    1,000             |
  |     |------------     Shares       |     |    |    Single Member Limited     |       |     |-------------    Shares            |
  |     |                              |     |    |       Liability Company      |       |     |                                   |
  |     |                 Cost         |     |    |                              |       |     |                 Cost              |
  |     |                 ----         |     |    |Casualty-100%                 |       |     |                 ----              |
  |     |Casualty-100%    $5,000,000   |     |    |                              |       |     |Casualty-100%    $10,000           |
  |     --------------||----------------     |    ---------------|----------------       |     -------------------------------------
  |                   ||                     |                   |                       |
  |     --------------||----------------     |    ---------------|----------------       |     -------------------------------------
  |     |        COLONIAL COUNTY       |     |    |          INSURANCE           |       |     |         CALFARM INSURANCE         |
  |     |        MUTUAL INSURANCE      |     |    |     INTERMEDIARIES, INC.     |       |     |              COMPANY              |
  |     |            COMPANY           |     |    |                              |       |     |                                   |
  |     |                              |     |    |Common Stock:   1,615 Shares  |       |     |Common Stock:   52,000             |
  |     |                              |     |    |-------------                 |       |-----|--------------   Shares            |
  |     |                              |     |    |                 Cost         |       |     |                                   |
  |     |Surplus Debentures:           |     |    |                 ----         |       |     |                 Cost              |
  |     |-------------------           |     |    |NEDCO-100%       $1,615,000   |       |     |                 ----              |
  |     |                 Cost         |     |    --------------------------------       |     |Casualty-100%    $106,164,995      |
  |     |                 ----         |     |                                           |     |                                   |
  |     |Colonial         $500,000     |     |    --------------------------------       |     ------------------|------------------
  |     |Lone Star         150,000     |     |    |       eNATIONWIDE, LLC       |       |                       |
  |     --------------------------------     |    |            (eNat)            |       |     ------------------|------------------
  |                                          |    |                              |       |     |       CALFARM INSURANCE           |
  |     --------------------------------     |    |                              |       |     |             AGENCY                |
  |     |      NATIONWIDE SERVICES     |     |----|     Single Member Limited    |       |     |                                   |
  |     |         COMPANY, LLC         |          |        Liability Company     |       |     |                                   |
  |     |                              |          |                              |       |     |                                   |
  |     |Single Member Limited         |     |____|                              |       |     |Common Stock:    1,000 shares      |
  |-----|Liability Company             |     |    |                              |       |     |-------------                      |
  |     |                              |     |    |                              |       |     |                                   |
  |     |                              |     |    |Casualty-100%                 |       |     |                                   |
  |     |Casualty-100%                 |     |    |                              |       |     |                                   |
  |     |                              |     |    --------------------------------       |     |CalFarm Insurance                  |
  |     --------------------------------     |                                           |     |Company - 100%                     |
  |                                          |    --------------------------------       |     ------------------|------------------
  |                                          |    |      DISCOVER INSURANCE      |       |                       |
  |     --------------------------------     |    |         COMPANY, LLC         |       |     ------------------|------------------
  |     |       AMERICAN MARINE        |     |    |                              |       |     |        CAL-AG INSURANCE           |
  |     |      UNDERWRITERS, INC.      |     |    |                              |       |     |            SERVICES               |
  |     |                              |     |    |   Single Member Limited      |       |     |                                   |
  |     |Common Stock:   20 Shares     |     |----|     Liability Company        |       |     |Common Stock:      100 Shares      |
  |-----|------------                  |     |    |                              |       |     |------------                       |
  |     |                 Cost         |     |    |                              |       |     |                                   |
  |     |                 ----         |     |    |eNat-100%                     |       |     |CalFarm Insurance                  |
  |     |Casualty-100%    $5,020       |     |    |                              |       |     |Agency-100%                        |
  |     |                              |     |    --------------------------------       |     -------------------------------------
  |     --------------------------------     |                                           |
  |                                          |    --------------------------------       |     ------------------------------------
  |     ---------------------------------    |    |   DISCOVER INSURANCE AGENCY  |       |     |        NATIONWIDE REALTY         |
  |     |     NATIONWIDE INSURANCE      |    |    |         OF TEXAS, LLC        |       |     |         INVESTORS, LTD           |
  |     |      COMPANY OF FLORIDA       |    |    |                              |       |     |                                  |
  |     |                               |    |    |      Single Member Limited   |       |     |                                  |
  |     |                               |    |----|        Liability Company     |       |     |                                  |
  |     |Common Stock:    10,000 Shares |    |----|                              |       ------|                                  |
--|-----|-------------                  |         |                              |             |                                  |
        |                 Cost          |         |                              |             |                                  |
        |                 ----          |         |                              |             |Casualty-84.1%                    |
        |Casualty-100%    $300,000,000  |         --------------------------------             |NW Life -15.9%                    |
        |                               |                                                      ------------------------------------
        ---------------------------------
                                                                                            Subsidiary Companies      -- Solid Line
                                                                                            Contractual Association   -- Double Line
                                                                                            Limited Liability Company -- Dotted Line

                                                                                            December 31, 2001

                                                                                                                       (Left Side)

              |----------------------------------|-----------------------------------|----------------------------------------------
              |                                  |                                   |
--------------|--------------      --------------|--------------      ---------------|-------------   -----------------------------
| NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |     NATIONWIDE TRUST      |   |   NFS DISTRIBUTORS, INC.  |
|     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      |      COMPANY, FSB         |   |           (NFSDI)         |
|                           |      |      CAPITAL TRUST        |      | Common Stock: 2,800,000   |   |                           |
| Common Stock: 3,814,779   |      | Preferred Stock:          |      | ------------  Shares      |   |                           |
| ------------  Shares      |      | ---------------           |      |               Cost        |   |                           |
|                           |      |                           |      |               ----        |   |                           |
| NFS-100%                  |      | NFS-100%                  |      | NFS-100%      $3,000,000  |   | NFS-100%                  |
---|-------------------------      -----------------------------      -----------------------------   --------------|--------------
   |
   |                                                                       |----------------------------------------|---------------
   |  -----------------------------                      ------------------|----------                --------------|--------------
   |  |        NATIONWIDE         |                      |    NATIONWIDE FINANCIAL   |                |     NATIONAL DEFERRED     |
   |  |      SECURITIES, INC.     |                      |  INSTITUTION DISTRIBUTORS |                |     COMPENSATION, INC.    |
   |  |                           |                      |    AGENCY, INC. (NFIDAI)  |                |                           |
   |  | Common Stock: 7,676       |                      |                           |                |                           |
   |--| ------------  Shares      |                      |                           |                |                           |
   |  |                           |                      |                           |                |                           |
   |  |               Cost        |                      | Common Stock: 1,000 Shares|                |                           |
   |  |               ----        |                      | ------------              |                |                           |
   |  | NW Life-100%  $5,996,261  |                      | NFSDI-100%                |                | NFSDI-100%                |
   |  -----------------------------                      --------------|--||----------                --------------||-------------
   |                                                                   |  ||                                        ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------               ||
   |  |    NATIONWIDE LIFE AND    |      |     FINANCIAL HORIZONS    | |  ||  |                     |               ||
   |  | ANNUITY INSURANCE COMPANY |      |    DISTRIBUTORS AGENCY    | |  ||  |                     |               ||
   |  |                           |      |      OF ALABAMA, INC.     | |  ||  |                     |               ||
   |  | Common Stock: 66,000      |      |                           | |  ||  |      FLORIDA        |               ||
   |--| ------------  Shares      |      | Common Stock: 10,000      | |  ||  |      RECORDS        |===============||
   |  |                           |      | ------------  Shares      |--  ||  |   ADMINISTRATOR,    |
   |  |                           |      |                           | |  ||  |        INC          |
   |  |               Cost        |      |               Cost        | |  ||  |                     |
   |  |               ----        |      |               ----        | |  ||  |                     |
   |  | NW Life-100% $158,070,003 |      | NFIDAI-100%   $100        | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |   NATIONWIDE INVESTMENT   |      |    LANDMARK FINANCIAL     | |  ||  |                     |
   |  |   SERVICES CORPORATION    |      |        SERVICES OF        | |  ||  |                     |
   |  |                           |      |       NEW YORK, INC.      | |  ||  |                     |
   |  | Common Stock: 5,000       |      |                           | |  ||  |                     |
   |--| ------------  Shares      |      | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
   |  |                           |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |      OF OHIO, INC   |
   |  |               Cost        |      |               Cost        | |  ||  |                     |
   |  |               ----        |      |               ----        | |  ||  |                     |
   |  | NW Life-100% $529,728     |      | NFIDAI-100% $10,100       | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |   NATIONWIDE FINANCIAL    |      |     FINANCIAL HORIZONS    | |  ||  |                     |
   |  |       ASSIGNMENT          |      |      SECURITIES CORP.     | |  ||  |                     |
   |  |        COMPANY            |      |                           | |  ||  |                     |
   |  |                           |      | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
   |--|                           |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |   OF OKLAHOMA, INC  |
   |  |                           |      |               Cost        | |  ||  |                     |
   |  |                           |      |               ----        | |  ||  |                     |
   |  | NW Life-100%              |      | NFIDAI-100% $153,000      | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |        NATIONWIDE         |      |   AFFILIATE AGENCY, INC.  | |  ||  |                     |
   |  |       PROPERTIES, LTD.    |      |                           | |  ||  |                     |
   |  |                           |      |                           | |  ||  |                     |
   |  | Units:                    |      | Common Stock: 100         | |  ||  | FINANCIAL HORIZONS  |
   |--| ------                    |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |    OF TEXAS, INC    |
   |  |                           |      |               Cost        | |  ||  |                     |
   |  | NW Life-97.6%             |      |               ----        | |  ||  |                     |
   |  | NW Mutual-2.4%            |      | NFIDAI-100%   $100        | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  -----------------------------                                    |  ||
   |  |   NATIONWIDE COMMUNITY    |      ----------------------------- |  ||  -----------------------
   |  |   DEVELOPMENT CORP., LLC  |      |   NATIONWIDE FINANCIAL    | |  ||  |      AFFILIATE      |
   |  |                           |      | INSTITUTION DISTRIBUTORS  | |  ||  |      AGENCY OF      |
   |  | Units:                    |      |     INSURANCE AGENCY,     | |  ||  |      OHIO, INC      |
   |--| ------                    |      |       INC. OF MASS.       | |  ||  |                     |
   |  |                           |      |                           |--  ||  |Common Stock: 750    |
   |  |                           |      |Common Stock: 100 Shares   | |  ||--|------------  Shares |
   |  | NW Life-67%               |      |------------               | |      |                     |
   |  | NW Indemnity-33%          |      |                           | |      |                     |
   |  -----------------------------      |NFIDAI-100%                | |      |NFIDAI-100%          |
   |                                     ----------------------------- |      -----------------------
   |  -----------------------------      ----------------------------- |
   |  |   NATIONWIDE AFFORDABLE   |      |   NATIONWIDE FINANCIAL    | |
   |  |       HOUSING, LLC        |      | INSTITUTION DISTRIBUTORS  | |
   |  |                           |      |        AGENCY, INC.       | |
   |  |                           |      |       OF NEW MEXICO       |--
    --|                           |      |                           |
      |                           |      |Common Stock: 100 Shares   |
      |                           |      |------------               |
      | NW Life-45%               |      |                           |
      | NW Indemnity-45%          |      |NFIDAI-100%                |
      -----------------------------      -----------------------------

                                                                                                                           (Center)
                                                           NATIONWIDE(R)
--------------------------------------------------                                --------------------------------------------------
|               NATIONWIDE MUTUAL                |                                |                NATIONWIDE MUTUAL               |
|               INSURANCE COMPANY                |================================|            FIRE INSURANCE COMPANY              |
|                  (CASUALTY)                    |                   |            |                    (FIRE)                      |
--------------------------------------------------                   |            --------------------------------------------------
                                                                     |
                                                  -----------------------------------------
                                                  |    NATIONWIDE CORPORATION (NW CORP)   |
                                                  |   COMMON STOCK:           CONTROL:    |
                                                  |   ------------            -------     |
                                                  |    13,642,432               100%      |
                                                  |             SHARES     COST           |
                                                  |             ------     ----           |
                                                  |CASUALTY     12,992,922 $1,344,787,854 |
                                                  |FIRE            649,510    118,038,022 |
                                                  -------------------|---------------------
                                                                     |--------------------------------------------------------------
                                                      ---------------|-------------
                                                      |    NATIONWIDE FINANCIAL   |
                                                      |    SERVICES, INC. (NFS)   |
                                                      |                           |
                                                      |Common Stock:  Control:    |
                                                      |------------   -------     |
                                                      |                           |
                                                      |                           |
                                                      |Class A      Public-100%   |
                                                      |Class B      NW Corp-100%  |
                                                      ---------------|-------------
                                                                     |
-------------------------------------|-------------------------|--------------------------|-------------------------|------------
                                     |                         |                          |              -----------|------------
                         ------------|------------ ------------|------------ -------------|------------ |    GARTMORE GLOBAL     |
                         |  NATIONWIDE FINANCIAL | | NATIONWIDE FINANCIAL  | |PENSION ASSOCIATES, INC.| |    INVESTMENTS, INC.   |
                         |    SERVICES CAPITAL   | |SERVICES (BERMUDA) INC.| |Common Stock: 1,000     | |Common Stock:  958,750  |
                         |        TRUST II       | |Common Stock: 250,000  | |------------  Shares    | |-------------    Shares |
                         |                       | |------------- Shares   | |                        | |NFS-96%                 |
                         |                       | |              Cost     | |              Cost      | |Preferred Stock: 500,000|
                         |                       | |              ----     | |              ----      | |---------------  Shares |
                         | NFS-100%              | |NFS-100%   $13,500,000 | | NFS-100%     $2,839,392| |NFS-100%                |
                         ------------------------- ------------------------- -------------------------- ------------|-------------
                                                                                                                    |
--------------|-----------------------|--------------------------|                        |-------------------------|---------------
              |        ---------------|------------ -------------|------------ -----------|------------- -----------|-------------
              |        |THE 401(k) COMPANIES, INC.| |  NATIONWIDE RETIREMENT | |  GARTMORE S.A. CAPITAL| |    GARTMORE MORLEY    |
              |        |         (401(k))         | |   SOLUTIONS, INC. (NRS)| |     TRUST (GSA)       | |       FINANCIAL       |
              |        |                          | |Common Stock:  236,494  | |                       | |SERVICES, INC. (MORLEY)|
              |        |Common Stock:   Control   | |-------------  Shares   | |                       | |Common Stock:  82,343  |
              |        |-------------   -------   | |                        | |                       | |------------   Shares  |
              |        |Class A        Other-100% | |                        | |                       | |VILLANOVA CAPITAL, INC.|
              |        |Class B        NFSDI-90%  | |NFSDI-100%              | |DELAWARE BUSINESS TRUST| |-100%                  |
              |        --------|------------------- -------------|------------ -----------------|------- -----------|-------------
              |                |                                 |                              |                   |
              |                |                                 |                              |                   |------------|
              |                |                                 |                              |                                |
--------------|------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|  NATIONWIDE RETIREMENT  |    |   |   NATIONWIDE RETIREMENT  |  |  |NATIONWIDE RETIREMENT   |  |  |          GARTMORE        |  |
|   PLAN SERVICES, INC.   |    |   |SOLUTIONS, INC. OF ALABAMA|  |  |  SOLUTIONS, INC. OF    |  |  | INVESTORS SERVICES, INC. |  |
|                         |    |   |                          |  |  |      NEW MEXICO        |  |  |                          |  |
|Common Stock:  Control:  |    |   |Common Stock: 10,000      |  |  | Common Stock: 1,000    |  |  |Common Stock: 5           |  |
|-------------  --------  |    |   |------------- Shares      |--|--| ------------- Shares   |  |--|------------- Shares      |  |
|Class A          NFS-100%|    |   |              Cost        |  |  |               Cost     |  |  |              Cost        |  |
|Class B        NFSDI-100%|    |   |              ----        |  |  |               ----     |  |  |              ----        |  |
|                         |    |   |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |GSA-100%      $5,000      |  |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
                               |                                 |                              |                                |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|    401(k) INVESTMENT    |    |   |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE GLOBAL FUNDS |  |
|      SERVICES, INC.     |    |   |SOLUTIONS, INC. OF ARIZONA|  |  |  SOLUTIONS, INC. OF    |  |  |                          |  |
|                         |    |   |                          |  |  |      SO. DAKOTA        |  |  |                          |  |
|Common Stock: 1,000,000  |    |   |Common Stock: 1,000       |  |  | Common Stock: 1,000    |  |  |                          |  |
|------------  Shares     |----|   |------------- Shares      |--|--| ------------- Shares   |  |==|     LUXEMBOURG SICAV     |  |--
|                         |    |   |              Cost        |  |  |               Cost     |  |  |                          |  |
|               Cost      |    |   |              ----        |  |  |               ----     |  |  |                          |  |
|               ----      |    |   |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |                          |  |
|401(k)-100%    $7,800    |    |   ----------------------------  |  --------------------------  |  ----------------------------  |
---------------------------    |                                 |                              |                                |
                               |   ----------------------------  |  --------------------------  |  ----------------------------  |
---------------------------    |   |   NATIONWIDE RETIREMENT  |  |  | NATIONWIDE RETIREMENT  |  |  |   GARTMORE DISTRIBUTION  |  |
|    401(k) INVESTMENT    |    |   |    SOLUTIONS, INC. OF    |  |  |    SOLUTIONS, INC.     |  |  |      SERVICES, INC.      |  |
|      ADVISORS, INC.     |    |   |         ARKANSAS         |  |  |       OF WYOMING       |  |  |                          |  |
|                         |    |   |Common Stock: 50,000      |-----|Common Stock: 500 Shares|  |--|Common Stock: 10,000      |  |--
|Common Stock:  1,000     |    |   |------------- Shares      |  |  |-------------           |  |  |------------- Shares      |  |
|------------   Shares    |----|   |              Cost        |  |  |              Cost      |  |  |              Cost        |  |
|                         |    |   |              ----        |  |  |              ----      |  |  |              ----        |  |
|               Cost      |    |   |NRS-100%      $500        |  |  |NRS-100%      $500      |  |  |GSA-100%      $146,653    |  |
|               ----      |    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|401(k)-100%    $1,000    |    |                                 |                              |                                |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
                               |   |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |  |  |   CORVIANT CORPORATION   |  |
---------------------------    |   |      SOLUTIONS, INS.     |  |  |     SOLUTIONS, INC.    |  |  |           (CC)           |  |
|   THE 401(k) COMPANY    |    |   |       AGENCY, INC.       |  |  |         OF OHIO        |  |  |Common Stock:      450,000|  |
|                         |    |   |Common Stock: 1,000       |  |  |                        |  |  |------------       Shares |  |
|Common Stock: 855,000    |    |   |------------- Shares      |--|==|                        |   --|Series A Preferred:250,000|  |--
|------------  Shares     |----|   |                          |  |  |                        |     |------------------ Shares |  |
|                         |    |   |              Cost        |  |  |                        |     |                   Cost   |  |
|              Cost       |    |   |              ----        |  |  |                        |     |                   ----   |  |
|              ----       |    |   |NRS-100%      $1,000      |  |  |                        |     |GSA-100%       $10,000,000|  |
|401(k)-100%   $1,000     |    |   ----------------------------  |  --------------------------     -----------------|----------  |
---------------------------    |                                 |                                                  |            |
                               |   ----------------------------  |  --------------------------     -----------------|----------  |
---------------------------    |   |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |     | VILLANOVA SECURITIES, LLC|  |
|                         |    |   |SOLUTIONS, INC. OF MONTANA|  |  |  SOLUTIONS, INC. OF    |     |                          |  |
|                         |    |   |                          |  |  |        OKLAHOMA        |     |                          |  |
|  RIVERVIEW AGENCY, INC. |    |   |Common Stock: 500         |  |  |                        |     |                          |  |
|                         |====|   |------------- Shares      |--|==|                        |     |                          |   --
|                         |        |              Cost        |  |  |                        |     |                          |
|                         |        |              ----        |  |  |                        |     |                          |
|                         |        |NRS-100%      $500        |  |  |                        |     |CC-100%                   |
---------------------------        ----------------------------  |  --------------------------     ----------------------------
                                                                 |
                                   ----------------------------  |  --------------------------
                                   |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |
                                   | SOLUTIONS, INC. OF NEVADA|  |  |     SOLUTIONS, INC.    |
                                   |                          |  |  |        OF TEXAS        |
                                   |Common Stock: 1,000       |-- ==|                        |
                                   |------------- Shares      |     |                        |
                                   |              Cost        |     |                        |
                                   |              ----        |     |                        |
                                   |NRS-100%      $1,000      |     |                        |
                                   ----------------------------     --------------------------

                                                                                                                            (Right)
















-------------------------------------------------------|--------------------------------------|
                                                       |                                      |
                                                       |                                      |
                                                       |                                      |
                                                       |                                      |
                        |                              |                                      |
                        |                              |                                      |
                        |                              |                                      |
                        |                              |                                      |
         ---------------|--------------   -------------|-----------------        -------------|--------------
         |     NATIONWIDE GLOBAL      |   |       GATES MCDONALD        |        |        NATIONWIDE        |
         |    HOLDINGS, INC. (NGH)    |   |      & COMPANY (GATES)      |        |HEALTH PLANS, INC. (NHP)  |
         |                            |   |                             |        |                          |
         |Common Stock:   1 Share     | --|Common Stock:  254 Shares    |    |---|Common Stock:  100 Shares |
         |------------                | | |------------                 |    |   |------------              |
         |               Cost         | | |               Cost          |    |   |               Cost       |
         |               ----         | | |               ----          |    |   |               ----       |
         |NW Corp.-100%  $794,465,454 | | |NW Corp.-100%  $25,683,532   |    |   |                          |
         |                            | | |------------------------------    |   |NW Corp.-100%  $19,103,732|
         |(See Page 3)                | | |                                  |   ----------------------------
-----------------------|--------------- | |------------------------------    |   ----------------------------
         --------------|--------------- | |  MEDPROSOLUTIONS, INC.      |    |   |    NATIONWIDE MANAGEMENT |
         |     EAGLE ACQUISITION      | | |                             |    |   |        SYSTEMS, INC.     |
         |       CORPORATION          | |-|               Cost          |    |   |                          |
         |NFS-100%                    | | |               ----          |    |---|Common Stock:  100 Shares |
         ------------------------------ | |Gates-100%     $6,700,000    |    |   |-------------             |
         ------------------------------ | |                             |    |   |               Cost       |
         |    GARTMORE MUTUAL FUND    | | |                             |    |   |               ----       |
         |       CAPITAL TRUST        | | -------------------------------    |   |NHP Inc.-100%  $25,149    |
----|----|                            | |                                    |   ----------------------------
    |    |                            | | |------------------------------    |   ----------------------------
    |    |                            | | |     GATES MCDONALD &        |    |   |         NATIONWIDE       |
    |    |                            | | | COMPANY OF NEW YORK, INC.   |    |   |        AGENCY, INC.      |
    |    |                            | --|                             |    |   |                          |
    |    |                            | | |Common Stock:  3 Shares      |    |---|Common Stock:  100 Shares |
    |    |   DELAWARE BUSINESS TRUST  | | |------------                 |        |------------              |
    |    ------------------------------ | |               Cost          |        |               Cost       |
    |                                   | |               ----          |        |               ----       |
    |    ------------------------------ | |Gates-100%     $106,947      |        |NHP Inc.-99%   $116,077   |
    |    |        NORTHPOINTE         | | -------------------------------        ----------------------------
    |    |        CAPITAL LLC         | |
    |    |                            | | -------------------------------
    |----|                            | | |      GATES MCDONALD &       |
         |                            | | |     COMPANY OF NEVADA       |
         |                            | --|                             |
         |                            | | |Common Stock:  40 Shares     |
         |VILLANOVA CAPITAL, INC.-65% | | |------------                 |
         ------------------------------ | |               Cost          |
                                        | |               ----          |
                                        | |Gates-100%     $93,750       |
                                        | -------------------------------
                                        |
                                        | -------------------------------
                                        | |       GATES MCDONALD        |
                                        | |      HEALTH PLUS, INC.      |
                                        --|                             |
                                        | |Common Stock:  200 Shares    |
                                        | |------------                 |
                                        | |               Cost          |
                                        | |               ----          |
                                        | |Gates-100%     $2,000,000    |
                                        | -------------------------------
                                        |
                                        | -------------------------------
                                        | |NEVADA INDEPENDENT COMPANIES-|
                                        | |MANUFACTURING TRANSPORTATION |
                                        | |       AND DISTRIBUTION      |
                                        --|                             |
                                        | |Common Stock:  1,000 Shares  |
                                        | |------------                 |
                                        | |Gates-100%                   |
                                        | -------------------------------
                                        |
                                        | -------------------------------
                                        | |      NEVADA INDEPENDENT     |
                                        | |     COMPANIES-HEALTH AND    |
                                        --|           NONPROFIT         |
                                        | |Common Stock:  1,000 Shares  |
                                        | |------------                 |
                                        | |                             |
                                        | |Gates-100%                   |
                                        | -------------------------------
                                        |
                                        | -------------------------------
                                        | |     NEVADA INDEPENDENT      |
                                        | |   COMPANIES-CONSTRUCTION    |
                                        --|                             |
                                        | |Common Stock:  1,000 Shares  |
         ------------------------------ | |------------                 |
         | GARTMORE MORLEY CAPITAL    | | |                             |
         |         MANAGEMENT         | | |Gates-100%                   |
         |                            | | -------------------------------
---------|Common Stock:  500 Shares   | |
         |-------------               | | -------------------------------
         |                Cost        | | |     NEVADA INDEPENDENT      |
         |                ----        | | | COMPANIES-HOSPITALITY AND   |       Subsidiary Companies      -- Solid Line
         |Morley-100%     $5,000      | --|         ENTERTAINMENT       |       Contractual Association   -- Double Line
         ------------------------------   |                             |       Limited Liability Company -- Dotted Line
                                          |Common Stock:  1,000 Shares  |
         ------------------------------   |------------                 |
         |     UNION BOND & TRUST     |   |                             |
         |           COMPANY          |   |Gates-100%                   |       December 31, 2001
         |                            |   -------------------------------
---------|Common Stock:  2,000 Shares |
         |------------                |
         |               Cost         |                                                                             Page 2
         |               ----         |
         |Morley-100%    $50,000      |
         ------------------------------
                      |
         ----------------------------
         |    GARTMORE MORLEY &     |
         |     ASSOCIATES, INC.     |
         |                          |
         |Common Stock: 3,500       |
---------|------------- Shares      |
         |              Cost        |
         |              ----        |
         |Morley-100%   $1,000      |
         ----------------------------





                                                                                                                         (Left side)































                      |--------------------------------------------|------------------------------------------|---------------------
                      |                                            |                                          |
      ----------------|---------------            -----------------|-----------------       ------------------|----------------
      |     GARTMORE GLOBAL ASSET    |            |   NATIONWIDE GLOBAL, LIMITED    |       |                NGH              |
      |       MANAGEMENT TRUST       |            |                                 |       |          NETHERLANDS B.V.       |
      |          (GGAMT)             |            | Common Stock: 20,343,752 Shares |       | Common Stock:       40 Shares   |
      |                              |            | -------------       Shares      |       | -------------                   |
      |                              |            |                     ------      |       |                     Cost        |
      |                              |            |  NGH                20,343,751  |       |                     -----       |
      | NGH - 100%                   |            |  LUX SA             1           |       | NGH - 100%          NLG 52,500  |
      ----------------|---------------            -----------------------------------       -----------------------------------
                      |
                      |                 |--------------------------|--------------------|-------------------------------------------
                      |                 |                          |                    |
      ----------------|---------------  |         -----------------|-----------------   |   -----------------------------------
      |       NATIONWIDE ASSET       |  |         |      GARTMORE INVESTMENT        |   |   |          GARTMORE FUND          |
      |   MANAGEMENT HOLDINGS, LTD.  |  |         |         SERVICES LTD.           |   |   |          MANAGERS LTD.          |
      |           (NAMHL)            |  |    |----|             (GISL)              |   |---|             (GFM)               |
      |                              |  |    |    |                                 |   |   |                                 |
      |                              |  |    |    | GIM - 80%                       |   |   | GIM - 99.99%                    |
      | GGAMT - 100%                 |  |    |    | GNL - 20%                       |   |   | GSL - .01%                      |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
      |     NATIONWIDE UK ASSET      |  |    |    |       GARTMORE INVESTMENT       |   |   |                                 |
      |  MANAGEMENT HOLDINGS, LTD.   |  |    |    |         SERVICES GMBH           |   |   |       FENPLACE LIMITED          |
      |          (NUKAMHL)           |  |    |----|                                 |   |---|                                 |
      |                              |  |    |    |                                 |   |   |                                 |
      | NAMHL - 100%                 |  |    |    | GISL - 100%                     |   |   | GFM - 100%                      |
      ----------------|---------------  |    |    -----------------------------------   |   -----------------------------------
                      |                 |    |                                          |
                      |                 |    |                                          |
                      |                 |    |                                          |
      ----------------|---------------  |    |    -----------------------------------   |
      |   NATIONWIDE UK HOLDING      |  |    |    |      GARTMORE FUND MANAGERS     |   |
      |       COMPANY, LTD.          |  |    |    |       INTERNATIONAL LIMITED     |   |
      |          (NUKHCL)            |  |    |    |              (GFMI)             |   |
      |                              |  |    |----|                                 |   |
      |                              |  |    |    | GISL - 99.99%                   |   |
      | NUKAMHL - 96.1%              |  |    |    | GSL - .01%                      |   |
      ----------------|---------------  |    |    -----------------|-----------------   |
                      |                 |    |                     |                    |
                      |                 |    |                     |                    |
                      |                 |    |                     |                    |
      ----------------|---------------  |    |    -----------------|-----------------   |   -----------------------------------
      |     ASSET MANAGEMENT         |  |    |    |      GARTMORE SECRETARIES       |   |   |    GARTMORE SECURITIES LTD.     |
      |       HOLDINGS PLC           |  |    |    |          (JERSEY) LTD.          |   |   |               (GSL)             |
      |          (AMH)               |  |    |    |                                 |   |   |                                 |
      |                              |  |    |----| GFMI - 94%                      |   |---|                                 |
      |                              |  |         | GSL - 3%                        |       | GIM - 99.99%                    |
      | NUKHCL - 100%                |  |         | GIM - 3%                        |       | GNL - .01%                      |
      ----------------|---------------  |         -----------------------------------       -----------------------------------
                      |                 |
                      |                 |
                      |                 |
      ----------------|---------------  |
      |    GARTMORE INVESTMENT       |  |
      |       MANAGEMENT PLC         |  |
      |          (GIM)               |  |
      |                              |--|
      | AMH - 99.99%                 |
      | GNL - .01%                   |
      --------------------------------

                                                                                                                            (Center)
                                                          NATIONWIDE(R)

                         ---------------------------------             ----------------------------------
                         |       NATIONWIDE MUTUAL       |             |        NATIONWIDE MUTUAL       |
                         |       INSURANCE COMPANY       |=============|     FIRE INSURANCE COMPANY     |
                         |           (CASUALTY)          |     |       |            (FIRE)              |
                         ---------------------------------     |       ----------------------------------
                                                               |
                                                               |
                                           --------------------|--------------------
                                           |   NATIONWIDE CORPORATION (NW CORP)    |
                                           |        COMMON STOCK:    CONTROL:      |
                                           |        -------------    --------      |
                                           |           13,642,432       100%       |
                                           |             SHARES          COST      |
                                           |             ------          ----      |
                                           | CASUALTY  12,992,922   $1,344,787,854 |
                                           | FIRE         649,510      118,038,022 |
                                           --------------------|--------------------
                                                               |
                                                ---------------|----------------
                                                |      NATIONWIDE GLOBAL       |
                                                |     HOLDINGS, INC. (NGH)     |
                                                |  Common Stock:   1 Share     |
                                                |  -------------               |
                                                |                              |
                                                |                Cost          |
                                                |                ----          |
                                                | NW Corp.-100%  $749,465,454  |
                                                ---------------|----------------
                                                               |
---------------------------------------|-----------------------|------------------------|-------------------------------------------
                                       |                                                |
                        ---------------|----------------                ----------------|---------------
                        |          NATIONWIDE          |                |       NATIONWIDE GLOBAL      |
                        |      SERVICES SP. ZO.O.      |                |          JAPAN, INC.         |
                        | Common Stock:    80 Shares   |                | Common Stock:   100 Shares   |
                        | ------------                 |                | -------------                |
                        |                  Cost        |                |                     Cost     |
                        |                  ----        |                |                     ----     |
                        | NGH - 100%       4,000 PLN   |                | NGH - 100%          $100     |
                        --------------------------------                --------------------------------

----------------|-----------------------------------------------|-------------------------------------------------------------------
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |  GARTMORE INVESTMENT LTD.    |        |       |    DAMIAN SECURITIES LTD.    |
                |       |           (GIL)              |        |       |                              |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 50%                    |
                |       | GNL - 50%                    |        |       | GSL - 50%                    |
                |       ---------------|----------------        |       --------------------------------
                |                      |                        |
                |                      |                        |
                |       ---------------|----------------        |       --------------------------------
                |       |       GARTMORE JAPAN         |        |       |    GARTMORE NOMINEES LTD.    |
                |       |          LIMITED             |        |       |             (GNL)            |
                |       |                              |        |-------|                              |
                |       | GIL - 100%                   |        |       | GIM - 99.99%                 |
                |       |                              |        |       | GSL - .01%                   |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |     GARTMORE 1990 LTD.       |        |       |    GARTMORE PENSION FUND     |
                |       |     (GENERAL PARTNER)        |        |       |        TRUSTEES, LTD.        |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99%                    |
                |       | GSL - 50%                    |        |       | GSL - 1%                     |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |    GARTMORE INDOSUEZ UK      |        |       |       GIL NOMINEES LTD.      |
                |       |  RECOVERY FUND (G.P.) LTD.   |        |       |                              |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 50%                    |
                |       | GNL - 50%                    |        |       | GSL - 50%                    |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |
                |       |  GARTMORE 1990 TRUSTEE LTD.  |        |
                |       |    (GENERAL PARTNER)         |        |
                |-------|                              |        |
                        | GIM - 50%                    |
                        | GSL - 50%                    |
                        --------------------------------

                                                                                                                      (Right side)































------------------|---------|-----------------|------------------------------------|
                  |         |                 |                                    |
   ---------------|-------- | ----------------|----------------   -----------------|---------------
   |   NATIONWIDE GLOBAL  | | |    NATIONWIDE TOWARZYSTWO     |   |   NATIONWIDE GLOBAL HOLDINGS, |
   |     FINANCE, LLC     | | |   UBEZPIECZEN NA ZYCIE SA     |   |    INC. - LUXEMBOURG BRANCH   |
   |                      | | |                               |   |            (BRANCH)           |
   | Single Member Limited| | | Common Stock: 1,952,000 Shares|   |                               |
   |    Liability Company | | | ------------                  |   |                               |
   |                      | | |                               |   |                               |
   | NGH - 100%           | | | NGH - 100%                    |   | Endowment Capital - $1,000,000|
   ------------------------ | ----------------|----------------   -----------------|---------------
                            |                 |                                    |
-|                          |                 |                                    |
 |                          |                 |                                    |
 |                          | ----------------|----------------   ---------------------------------
 |                          | |     NATIONWIDE FINANCIAL      |   |      NGH LUXEMBOURG S.A.      |
 |                          | |           SP. 2 O.O.          |   |            (LUX SA)           |
 |                          | |                               |   |                               |
 |                          | |                               | |-|Common Stock:    5,894 Shares  |
 |                          | | Common Stock: 40,950 Shares   | | |------------                   |
 |                          | | ------------                  | | |                 Cost          |
 |                          | |                               | | |                 -----         |
 |                          | | NGH - 100%                    | | |BRANCH-99.98%      115,470,723 |
 |                          | |                               | | |                   EURO        |
 |                          | --------------------------------- | ---------------------------------
 |                          |                                   |
 |                          |                                   |
 |                          | --------------------------------- | ---------------------------------
 |                          | |        SIAM AR-NA-KHET        | | |         NGH UK, LTD.          |
 |                          | |      COMPANY LTD. (SIAM)      | | |                               |
 |                          |-|                               | |-|                               |
 |                          | |                               | | |                               |
 |                          | | NGH - 48.99%                  | | | LUX SA - 100%                 |
 |                          | ----------------|---------------- | ---------------------------------
 |                          |                 |                 |
 |                          |                 |                 |
 | ------------------------ | ----------------|---------------- | ---------------------------------  -------------------------------
 | |   GARTMORE CAPITAL   | | |   NATIONWIDE LIFE ASSURANCE   | | |  NATIONWIDE GLOBAL HOLDINGS   |  |NATIONWIDE HOLDINGS SA (NHSA)|
 | |    MANAGEMENT LTD.   | | |          COMPANY LTD.         | | |  - NGH BRASIL PARTICIPACOES   |  |                             |
 | |         (GCM)        | | |                               | | |      LTDA (NGH BRASIL)        |  |                             |
 |-|                      | | |                               | |-|                               |  |       Shares      Cost      |
 | |                      | | |                               | | |         Shares     Cost       |--|       ------      ----      |
 | |                      | | |                               | | |         ------     -----      |  |NGH                          |
 | | GIM - 99.99%         | | | NGH - 24.3%                   | | | LUX SA  6,164,899  R6,164,889 |  |BRASIL 42,900,999 R42,900,999|
 | | GSL - .01%           | | | SIAM - 37.7%                  | | | NGH     1          R1         |  |LUX SA 1          R1         |
 |  ------------------------| --------------------------------- | -----------------|---------------  ---------------|---------------
 |                          |                                   |                  |                                |
 |                          |                                   |                  |                                |
 |  ------------------------| --------------------------------- | -----------------|---------------  ---------------|---------------
 | |  GARTMORE U.S. LTD,  | | |    SBSC LTD (THAILAND)        | | |   NATIONWIDE SEGURADORA S.A.  |  |  DINAMICA PARTICIPACOES SA  |
 | |         (GUS)        | | |                               | | |                               |  |           (DPSA)            |
 | |                      | | |                               | | |         Shares     Cost       |  |       Shares      Cost      |
 --|                      | | | Common Stock:  24,500 Shares  | | |         ------     -----      |  |       ------      ----      |
 | |                      | |-| ------------                  | | | NGH                           |  |NHSA  132,522,386 R14,723,256|
 | |                      |   |                               | | | BRASIL  9,999,999  R9,999,999 |  |NGH                          |
 | | GCM - 100%           |   | NGH - .01%                    | | | LUX SA  1          R1         |  | BRASIL 1         R1,472     |
 | ------------------------   | SIAM - 48.98%                 | | ---------------------------------  ---------------|---------------
 |                            --------------------------------- |                                                   |
 |                                                              |                                                   |
 |--------------------------  --------------------------------- |                                    ---------------|---------------
 ||GARTMORE GLOBAL PARTNERS | |        PANEUROLIFE (PEL)      | |                                    |  NATIONWIDE MARITIMA VIDA e |
 || (GENERAL PARTNER)       | |                               | |                                    |        PREVIDENCIA SA       |
 ||                         | | Common Stock: 1,300,000 Shares| |                                    | Common Stock:   134,822,225 |
 -|                         | | -------------   Cost          |--                                    | ------------    Shares      |
  | GUS - 50%               | |                 ----          |                                      |                             |
  | GSL - 50%               | | LUX SA - 100%   3,817,832,685 |                                      |                 Cost        |
  ------------------------- | | LUF                           |                                      |                 ----        |
                              -----------------|---------------                                      | DSPA - 86.4%    R14,128,512 |
                                               |                                                     -------------------------------
                                               |
                              -----------------|---------------
                              |           VERTBOIS, SA        |
                              |                               |
                              |                               |
                              |                               |
                              | PEL - 99.99%                  |
                              | LUX SA - .01%                 |
                              ---------------------------------                         Subsidiary Companies--
                                                                                        Contractual Association--
                                                                                        Limited Liability Company--

                                                                                        December 31, 2001

Item 27. NUMBER OF CONTRACT OWNERS

      The number of contract owners of Qualified and Non-Qualified Contracts as of February 15, 2002 was 5,190 and 8,127, respectively.

Item 28. INDEMNIFICATION

      Provision is made in Nationwide's Amended Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITER


      (a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for Multi-Flex Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-4, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-7, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide Variable Account-10, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-C, Nationwide VL Separate Account-D, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, and Nationwide VLI Separate Account-5, all of which are separate investment accounts of Nationwide or its affiliates.

(b) NATIONWIDE INVESTMENT SERVICES CORPORATION DIRECTORS AND OFFICERS


         Joseph J. Gasper, Director and Chairman of the Board
         Richard A. Karas, Director and Vice Chairman
         Mark A. Thresher, Director and Senior Vice President and Treasurer Duane C. Meek, President
         Robert A. Oakley, Executive Vice President-Chief Financial Officer Robert J. Woodward, Jr., Executive Vice President-Chief Investment
          Officer
         Barbara J. Shane, Vice President-Compliance Officer
         Alan A. Todryk, Vice President-Taxation
         Carol L. Dove, Associate Vice President-Treasury Services and Assistant
          Treasurer
         Glenn W. Soden, Associate Vice President and Secretary
         John F. Delaloye, Assistant Secretary
         E. Gary Berndt, Assistant Treasurer
         Terry C. Smetzer, Assistant Treasurer



         The business address of the Directors and Officers of Nationwide Investment Services Corporation is:



         One Nationwide Plaza
         Columbus, Ohio 43215


(c)

         NAME OF PRINCIPAL UNDERWRITER    NET UNDERWRITING         COMPENSATION ON         BROKERAGE          COMPENSATION
                                          DISCOUNTS AND            REDEMPTION OR           COMMISSIONS
                                          COMMISSIONS              ANNUITIZATION
         -----------------------------    ----------------         ---------------         ------------       ------------
         Nationwide Investment            N/A                      N/A                     N/A                N/A
         Services Corporation

Item 30. LOCATION OF ACCOUNTS AND RECORDS

      John Davis
      Nationwide Life Insurance Company
      One Nationwide Plaza
      Columbus, OH  43216

Item 31. MANAGEMENT SERVICES

      Not Applicable

Item 32. UNDERTAKINGS

      The Registrant hereby undertakes to:

      (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

      (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

      (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

      The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

      Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT


The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Fidelity Advisor Variable Account:



We consent to use of our reports for Nationwide Fidelity Advisor Variable Account dated February 20, 2002 and for Nationwide Life Insurance Company dated January 29, 2002 included herein, and to the reference to our firm under the heading "Services" in the Statement of Additional Information (File No. 033-89560).



KPMG LLP
Columbus, Ohio
April 22, 2002

                                   SIGNATURES


As required by the Securities Act of 1933, the Registrant, NATIONWIDE VARIABLE ACCOUNT - 7, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of the Post-Effective Amendment No. 15 and has caused this Post-Effective Amendment No. 15 to be signed on its behalf in the City of Columbus, and State of Ohio, on this 22nd day of April, 2002.


                                            NATIONWIDE VARIABLE ACCOUNT - 7
                                        ----------------------------------------
                                                       (Registrant)

                                           NATIONWIDE LIFE INSURANCE COMPANY
                                        ----------------------------------------
                                                        (Depositor)

                                               By/s/STEVEN SAVINI, ESQ.
                                        ----------------------------------------
                                                    Steven Savini, Esq.


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 22nd day of April, 2002.


               SIGNATURE                                   TITLE
W. G. JURGENSEN                             Director and Chief Executive Officer
----------------------------------------
W. G. Jurgensen

JOSEPH J. GASPER                                 Director and President and
----------------------------------------          Chief Operating Officer
Joseph J. Gasper

MICHAEL S. HELFER                                  Director and Executive
----------------------------------------     Vice President-Corporate Strategy
Michael S. Helfer

DONNA A. JAMES                                  Director and Executive Vice
----------------------------------------   President-Chief Administrative Officer
Donna A. James

ROBERT A. OAKLEY                                Director and Executive Vice
----------------------------------------     President-Chief Financial Officer
Robert A. Oakley

ROBERT A. WOODWARD, JR                          Director and Executive Vice
----------------------------------------     President-Chief Investment Officer
Willard J. Engel

Galen R. Barnes                                           Director
----------------------------------------
Galen R. Barnes


                                                   By /s/ STEVEN SAVINI
                                        ----------------------------------------
                                                       Steven Savini
                                                     Attorney-in-Fact